                                               Registration No. 2-94157/811-4146
           As filed with the Securities and Exchange Commission on July 14, 2005

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                            -------------------------

                                    FORM N-1A
                             REGISTRATION STATEMENT

                                      under

                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 67

                                       and

                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 68

                            -------------------------

                               JOHN HANCOCK TRUST
                   (formerly, Manufacturers Investment Trust)
               (Exact Name of Registrant as Specified in Charter)

                               601 Congress Street
                           Boston, Massachusetts 02210
                    (Address of Principal Executive Offices)

                            -------------------------

                                Gordon M. Shone
                   Chief Financial Officer and Vice President
                               John Hancock Trust
                               601 Congress Street
                           Boston, Massachusetts 02210
                     (Name and Address of Agent for Service)

                                   Copies to:
                               John W. Blouch, Esq
                               Dykema Gossett PLLC
                                 Franklin Square
                                 Suite 300 West
                              13001 I Street, N.W.
                           Washington D.C. 20005-3306

                            -------------------------

It is proposed that this filing will become effective:

      [ ] immediately upon filing pursuant to paragraph (b)

      [ ] on (date) pursuant to paragraph (b)

      [ ] 60 days after filing pursuant to paragraph (a)(1)

      [ ] on (May 1, 2005) pursuant to paragraph (a)(1)

      [ ] on (date) pursuant to paragraph (a)(2)

      [X] 75 days after filing pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

                                   Prospectus

                               JOHN HANCOCK TRUST

                601 Congress Street, Boston, Massachusetts 02210

John Hancock Trust, formerly, Manufacturers Investment Trust (the "Trust") is an open-end management investment company, commonly known as a mutual fund, which is sold without a sales charge. Shares of the Trust are not offered directly to the public but are sold only to insurance companies and their separate accounts as the underlying investment medium for variable contracts. The Trust provides a range of investment objectives through 93 separate investment portfolios, of which ten are described in this prospectus. The names of those portfolios are as follows:

SMALL CAP PORTFOLIOS
         Small Company Growth Trust

SMALL/MID CAP PORTFOLIOS
         Growth Opportunities Trust
         Value Opportunities Trust

MID CAP PORTFOLIOS
         Vista Trust

LARGE CAP PORTFOLIOS
         Intrinsic Value Trust
         Growth Trust

MULTI CAP PORTFOLIOS
         U.S. Multi Sector Trust

INTERNATIONAL PORTFOLIOS
         International Growth Trust

FIXED INCOME PORTFOLIOS
         Spectrum Income Trust

SPECIALTY PORTFOLIOS
         Value & Restructuring Trust

NEITHER THE SECURITIES AND EXCHANGE COMMISSION ("SEC") NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. NO PERSON, INCLUDING ANY DEALER OR SALESPERSON, HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, UNLESS THE INFORMATION OR REPRESENTATION IS SET FORTH IN THIS PROSPECTUS. IF ANY SUCH INFORMATION OR REPRESENTATION IS GIVEN, IT SHOULD NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST, THE ADVISER OR ANY SUBADVISERS TO THE TRUST OR THE PRINCIPAL UNDERWRITER OF THE CONTRACTS. THIS PROSPECTUS IS NOT AN OFFER TO SELL SHARES OF THE TRUST IN ANY STATE WHERE SUCH OFFER OR SALE WOULD BE PROHIBITED.

                   The date of this Prospectus is ______, 2005

                               JOHN HANCOCK TRUST

                                TABLE OF CONTENTS

PORTFOLIO DESCRIPTIONS:
INVESTMENT OBJECTIVE AND STRATEGIES, RISKS,
PERFORMANCE, EXPENSES AND FINANCIAL HIGHLIGHTS...........................

                                         SMALL CAP PORTFOLIOS
   Small Company Growth Trust............................................

                                       SMALL/MID CAP PORTFOLIOS
   Growth Opportunities Trust............................................
   Value Opportunities Trust.............................................

                                          MID CAP PORTFOLIOS
   Vista Trust...........................................................
                                         LARGE CAP PORTFOLIOS
   Intrinsic Value Trust.................................................
   Growth Trust..........................................................
                                         MULTI CAP PORTFOLIOS
   U.S. Multi Sector Trust...............................................
                                       INTERNATIONAL PORTFOLIOS
   International Growth Trust............................................
                                        FIXED INCOME PORTFOLIOS
   Spectrum Income Trust.................................................
                                         SPECIALTY PORTFOLIOS
   Value & Restructuring Trust...........................................

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS' INVESTMENTS.................
   Risks of Investing in Certain Types of Securities.....................
   Additional Investment Policies........................................
   Hedging and Other Strategic Transactions..............................
MANAGEMENT OF THE TRUST..................................................
   Advisory Arrangements.................................................
   Subadvisory Arrangements..............................................
MULTIPLE CLASS PRICING...................................................
GENERAL INFORMATION......................................................
   Taxes.................................................................
   Dividends.............................................................
   Purchase and Redemption of Shares.....................................
   Disruptive Short Term Trading.........................................
   Policy Regarding Disclosure of Portfolio Holdings.....................
   Purchasers of Shares of the Trust.....................................
FINANCIAL HIGHLIGHTS.....................................................
   Additional Information................................................

                             PORTFOLIO DESCRIPTIONS:
                  INVESTMENT OBJECTIVES AND STRATEGIES, RISKS,
                      PERFORMANCE AND FINANCIAL HIGHLIGHTS

      The Trust is a series trust which currently has 93 separate investment portfolios, ten of which are described in this prospectus. The investment objectives, principal investment strategies and principal risks of these portfolios are set forth in the portfolio descriptions below. John Hancock Investment Management Services, LLC (formerly, Manufacturers Securities Services, LLC) is the investment adviser to the Trust, and each portfolio has its own subadviser.

INVESTMENT OBJECTIVES AND STRATEGIES

      Each portfolio has a stated investment objective which it pursues through separate investment strategies or policies. The investment objective is nonfundamental (meaning that it may be changed without the approval of the shareholders of the portfolio). There can be no assurance that the portfolio will achieve its investment objective. The differences in objectives and policies among the portfolios can be expected to affect the return of each portfolio and the degree of market and financial risk to which each portfolio is subject. Additional information about the portfolios' investment policies is set forth under "Additional Investment Policies."

      Temporary Defensive Investing. Except as otherwise stated below in the description of a particular portfolio, during unusual or unsettled market conditions, for purposes of meeting redemption requests, or pending investment of its assets, each portfolio may invest all or a portion of its assets in cash and securities that are highly liquid, including (a) high quality money market instruments such as short-term U.S. government obligations, commercial paper, repurchase agreements or other cash equivalents and (b) securities of other investment companies that are money market funds. In the case of portfolios investing extensively in foreign securities, these investments may be denominated in either U.S. or non-U.S. dollars and may include debt of foreign corporations and governments and debt of supranational organizations. To the extent a portfolio is in a defensive position, its ability to achieve its investment objective will be limited.

      Use of Hedging and Other Strategic Transactions. Except as otherwise stated below in the description of a particular portfolio, each portfolio is authorized to use all of the various investment strategies referred to under "Hedging and Other Strategic Transactions."

      More complete descriptions of the money market instruments and certain other instruments in which certain portfolios of the Trust may invest and of the options, futures, currency and other derivative transactions that certain portfolios may engage in are set forth in the Statement of Additional Information. A more complete description of the debt security ratings used by the Trust assigned by Moody's or Standard & Poor's is included in Appendix I in the Statement of Additional Information.

RISKS OF INVESTING IN EACH PORTFOLIO

      Certain risks of investing in each portfolio are set forth in the portfolio descriptions. If these risks materialize, an investor could lose money in the portfolio. The risks of investing in the following types of securities, as well as the definition of a non-diversified portfolio and the risks associated with such a portfolio, are more fully described below under "Risks of Investing in Certain Types of Securities."

-   Non-Diversified Portfolios                        -   Investment Company Securities
-   Equity Securities                                 -   Exchange Traded Funds (ETFs)
-   Fixed Income Securities                           -   Stripped Securities
-   Investment Grade Fixed Income Securities in       -   Mortgage-Backed and Asset-Backed Securities
    the Lowest Rating Category                        -   Securities Linked to the Real Estate Market
-   Lower Rated Fixed Income Securities               -   IPOs ("Initial Public Offerings")
-   Small and Medium Size Companies
-   Foreign Securities

      An investment in any of the portfolios is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

      Portfolio Turnover. Unless otherwise noted in the description a portfolio, each portfolio anticipates that its annual portfolio turnover rate will exceed 100%. A high portfolio turnover rate generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the portfolio. The portfolio turnover rate of each of the Trust's portfolios may vary from year to year, as well as within a year. Portfolio turnover rates are set forth in the Financial Highlights included in each portfolio description. See also "Portfolio Turnover" in the Statement of Additional Information.

PERFORMANCE INFORMATION FOR EACH PORTFOLIO

            Performance information is not provided since each portfolio commenced operations in October, 2005.

FEES AND EXPENSES FOR EACH PORTFOLIO

      The table below describes the fees and expenses for each class of shares of each portfolio of the Trust offered through this Prospectus. None of the portfolios charge a sales load or surrender fee. The fees and expenses do not reflect the fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium and would be higher if they did. In the case of variable insurance contracts, such fees and expenses are listed in the prospectus for the variable insurance contract.

TRUST ANNUAL EXPENSES

(as a percentage of Trust average net assets for the fiscal year ended December 31, 2004)

NAV SHARES


                                                                OTHER EXPENSES              TOTAL TRUST ANNUAL
TRUST PORTFOLIO                       MANAGEMENT FEES           (NAV SHARES)(A)                  EXPENSES
---------------------------           ---------------           ---------------             ------------------
Small Company Growth Trust                 1.05%                     0.34%                         1.39%
Growth Opportunities Trust                 0.80%                     0.14%                         0.94%
Value Opportunities Trust                  0.80%                     0.14%                         0.94%
Vista Trust                                0.90%                     0.62%(D)                      1.52%
Intrinsic Value Trust                      0.78%                     0.13%                         0.91%
Growth Trust                               0.80%                     0.08%                         0.88%
U.S. Multi Sector Trust                    0.78%                     0.04%                         0.82%
International Growth Trust                 0.91%                     0.13%                         1.04%
Spectrum Income Trust(B)                   0.77%                     0.10%                         0.87%
Value & Restructuring Trust                0.85%                     0.06%                         0.91%

SERIES I SHARES

                                      MANAGEMENT      RULE 12B-1                             TOTAL TRUST ANNUAL
TRUST PORTFOLIO                          FEES            FEES           OTHER EXPENSES(A)         EXPENSES
---------------------------           ----------      ----------        -----------------    -------------------
Small Company Growth Trust                  1.05%           0.05%                    0.34%                  1.44%
Growth Opportunities Trust                  0.80%           0.05%                    0.14%                  0.99%
Value Opportunities Trust                   0.80%           0.05%                    0.14%                  0.99%
Vista Trust                                 0.90%           0.05%                    0.62%(D)               1.57%
Intrinsic Value Trust                       0.78%           0.05%                    0.13%                  0.96%
Growth Trust                                0.80%           0.05%                    0.08%                  0.93%
U.S. Multi Sector Trust                     0.78%           0.05%                    0.04%                  0.87%
International Growth Trust                  0.91%           0.05%                    0.13%                  1.09%

Spectrum Income Trust(B)              0.77%           0.05%             0.10%                0.92%
Value & Restructuring Trust           0.85%           0.05%             0.06%                0.96%

SERIES II SHARES

                                 MANAGEMENT        RULE 12B-1                               TOTAL TRUST ANNUAL
TRUST PORTFOLIO                     FEES              FEES           OTHER EXPENSES A            EXPENSES
----------------------------     ----------        ----------        ----------------       ------------------
Small Company Growth Trust             1.05%             0.25%                   0.34%                    1.64%
Growth Opportunities Trust             0.80%             0.25%                   0.14%                    1.19%
Value Opportunities Trust              0.80%             0.25%                   0.14%                    1.19%
Vista Trust                            0.90%             0.25%                   0.62%(D)                 1.77%
Intrinsic Value Trust                  0.78%             0.25%                   0.13%                    1.16%
Growth Trust                           0.80%             0.25%                   0.08%                    1.13%
U.S. Multi Sector Trust                0.78%             0.25%                   0.04%                    1.07%
International Growth Trust             0.91%             0.25%                   0.13%                    1.29%
Spectrum Income Trust(B)               0.77%             0.25%                   0.10%                    1.12%
Value & Restructuring Trust            0.85%             0.25%                   0.06%                    1.16%

SERIES III SHARES

                                MANAGEMENT         RULE 12B-1                                    TOTAL TRUST ANNUAL
TRUST PORTFOLIO                    FEES               FEES           OTHER EXPENSES (A), (C)          EXPENSES
----------------------------    ----------         ----------        -----------------------     ------------------
Small Company Growth Trust           1.05%              0.40%                          0.36%                  1.81%
Growth Opportunities Trust           0.80%              0.40%                          0.15%                  1.35%
Value Opportunities Trust            0.80%              0.40%                          0.15%                  1.35%
Vista Trust                          0.90%              0.40%                          0.65%(D)               1.95%
Intrinsic Value Trust                0.78%              0.40%                          0.14%                  1.32%
Growth Trust                         0.80%              0.40%                          0.09%                  1.29%
U.S. Multi Sector Trust              0.78%              0.40%                          0.05%                  1.23%
International Growth Trust           0.91%              0.40%                          0.14%                  1.45%
Spectrum Income Trust(B)             0.77%              0.40%                          0.11%                  1.28%
Value & Restructuring Trust          0.85%              0.40%                          0.07%                  1.32%

(A) Based on estimates for the current fiscal year.

(B) The Adviser has voluntarily agreed to waive a portion of its advisory fee for the Spectrum Income Trust. The waiver is based on the combined assets of this portfolio and the Science & Technology Trust, Health Sciences Trust, the Blue Chip Growth Trust, the Equity-Income Trust, the Mid Value Trust and the Small Company Value Trust. Once these combined assets exceed specified amounts, the fee reduction is increased.

    The fee reductions are applied to the advisory fees of each of the seven portfolios. This voluntary fee waiver may be terminated at any time by the Adviser. If such advisory fee waiver were reflected, it is estimated that the advisory fees for these portfolios would have been as follows:

            Spectrum Income Trust                               0.74%

(C) The Adviser has voluntarily agreed to reimburse certain "Other Expenses" of Series III shares. This voluntary expense reimbursement may be terminated at any time. The expenses reflected in the table above are absent reimbursement. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Trust Annual Expenses" would be:

SERIES III

                                                               Total Trust
                                     Other Expenses            Annual Expenses
                                     --------------            ---------------
Growth Opportunities Trust                     0.14%                      1.34%
Small Company Growth Trust                     0.34%                      1.79%
Growth Opportunities Trust                     0.14%                      1.34%
Value Opportunities Trust                      0.14%                      1.34%
Vista Trust                                    0.62%*                     1.92%*
Intrinsic Value Trust                          0.13%                      1.31%
Growth Trust                                   0.08%                      1.28%
U.S. Multi Sector Trust                        0.04%                      1.22%
International Growth Trust                     0.13%                      1.44%
Spectrum Income Trust                          0.10%                      1.27%
Value & Restructuring Trust                    0.06%                      1.31%

-------------
*   Does not reflect the expense reimbursement set forth in D below.

(D) For certain portfolios, the Adviser reduces its advisory fee or reimburses the portfolio if the total of all expenses (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio's business) exceed certain annual rates. In the case of the Vista Trust, if such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Trust Annual Expenses" would be:

NAV SHARES
                                               TOTAL TRUST
                           OTHER EXPENSES    ANNUAL EXPENSES
Vista.....................     0.50%             1.40%

SERIES I
                                               TOTAL TRUST
                           OTHER EXPENSES    ANNUAL EXPENSES
Vista.....................     0.50%             1.45%

SERIES II
                                               TOTAL TRUST
                           OTHER EXPENSES    ANNUAL EXPENSES
Vista.....................      0.50%             1.65%

SERIES III
                                               TOTAL TRUST
                           OTHER EXPENSES    ANNUAL EXPENSES
Vista.....................      0.50%             1.80%

This voluntary expense reimbursement may be terminated at any time.

EXAMPLE OF EXPENSES FOR EACH PORTFOLIO

The Example is intended to help an investor compare the cost of investing in each Portfolio with the cost of investing in other mutual funds. The Example assumes that $10,000 is invested in the Portfolio for the times periods indicated and then all the shares are redeemed at the end of those periods. The Example also assumes that the investment has a 5% return each year, that the Portfolio's operating expenses remain the same and that no voluntary expense reimbursements are reflected. The Example does not reflect the expenses of any variable insurance contract or qualified plan that may use the Trust as its underlying investment medium. If such expenses were reflected, the expense amounts indicated would be higher. Although a particular investor's actual expenses may be higher or lower, based on these assumptions the expenses would be:

NAV SHARES

      Trust Portfolio                1 YEAR       3 YEAR
---------------------------          ------       ------
Small Company Growth Trust            142           440
Growth Opportunities Trust           $ 96          $300
Value Opportunities Trust            $ 96          $300
Vista Trust                           155           480
Intrinsic Value Trust                  93           290
Growth Trust                           90           281
U.S. Multi Sector Trust                84           262
International Growth Trust            106           331
Spectrum Income Trust                  89           278
Value & Restructuring Trust            93           290

SERIES I SHARES

      Trust Portfolio                1 YEAR        3 YEAR
---------------------------          ------        ------
Small Company Growth Trust            147           456
Growth Opportunities Trust           $101          $315
Value Opportunities Trust            $101          $315
Vista Trust                           160           496
Intrinsic Value Trust                  98           306
Growth Trust                           95           296
U.S. Multi Sector Trust                89           278
International Growth Trust            111           347
Spectrum Income Trust                  94           293
Value & Restructuring Trust            98           306

SERIES II SHARES

      Trust Portfolio                1 YEAR        3 YEAR
---------------------------          ------        ------
Small Company Growth Trust            167           517
Growth Opportunities Trust           $121          $378
Value Opportunities Trust            $121          $378
Vista Trust                           180           557
Intrinsic Value Trust                 118           368
Growth Trust                          115           359
U.S. Multi Sector Trust               109           340
International Growth Trust            131           409
Spectrum Income Trust                 114           356
Value & Restructuring Trust           118           368

SERIES III SHARES

      Trust Portfolio                1 YEAR        3 YEAR
---------------------------          ------        ------
Small Company Growth Trust            184           569
Growth Opportunities Trust           $137          $428
Value Opportunities Trust            $137          $428
Vista Trust                           198           612
Intrinsic Value Trust                 134           418
Growth Trust                          131           409
U.S. Multi Sector Trust               125           390
International Growth Trust            148           459
Spectrum Income Trust                 130           406
Value & Restructuring Trust           134           418

      PRINCIPAL RISKS OF INVESTING IN EACH PORTFOLIO*

                                                  RISKS
                    ------------------------------------------------------------------
                                                                            INTERNET
                     GROWTH     VALUE     EQUITY     SMALL CAP  MID CAP     RELATED
    PORTFOLIOS      INVESTING INVESTING SECURITIES  SECURITIES SECURITIES  INVESTMENTS
------------------- --------- --------- ----------  ---------- ----------  -----------
 SMALL CAP
PORTFOLIOS
    Small Company       X                   X           X
Growth Trust

SMALL/MID CAP
PORTFOLIOS
     Growth
Opportunities Trust     X                   X           X
Value
Opportunities                     X         X           X
Trust

 MID CAP PORTFOLIOS

Vista Trust                       X         X                      X
 LARGE CAP
PORTFOLIOS

 Intrinsic Value                  X         X
Trust

Growth Trust            X                   X
MULTI CAP
PORTFOLIOS
   U.S. Multi
Sector                  X         X         X           X
Trust
INTERNATIONAL
PORTFOLIOS
   International
Growth Trust            X                   X
 FIXED INCOME
PORTFOLIOS
   Spectrum Income
Trust
 SPECIALTY
PORTFOLIOS
   Value &
Restructuring Trust               X         X           X          X

                                                          RISKS
                        -------------------------------------------------------------------------
                                      FIXED                                     HIGH
                         FOREIGN      INCOME                        NON-        YIELD    SPECIAL
     PORTFOLIOS         SECURITIES  SECURITIES DERIVATIVE  IPO's DIVERSIFIED  SECURITIES  RISKS**
---------------------   ----------  ---------- ----------  ----- ------------ ---------- --------
 SMALL CAP PORTFOLIOS
    Small Company           X                      X
Growth Trust

SMALL/MID CAP
PORTFOLIOS
     Growth
Opportunities Trust                                X                 X
Value
Opportunities                                      X                 ?
Trust

 MID CAP PORTFOLIOS

Vista Trust                 X                      X                                         X
 LARGE CAP
PORTFOLIOS

 Intrinsic Value                                   X                 X
Trust

Growth Trust                                       X                 X
MULTI CAP
PORTFOLIOS
   U.S. Multi
Sector                      X                      X                 X                       X
Trust
INTERNATIONAL
PORTFOLIOS
   International
Growth Trust                X                      X
 FIXED INCOME
PORTFOLIOS
   Spectrum Income
Trust                       X            X         X                              X         X
 SPECIALTY
PORTFOLIOS
   Value &
Restructuring Trust         X                      X         X                              X

------------
* This chart identifies whether a particular portfolio may be subject to a particular type of risk. Due to its abbreviated format it is not possible to fully describe all risks of a particular portfolio. See the specific portfolio description for complete information on the specific risks relating to each portfolio.

** These portfolios are subject to special risks due to the types of securities purchased. See the particular portfolio description for further information.

SMALL COMPANY GROWTH TRUST
SUBADVISER:  A I M Capital Management, Inc. ("AIM")

INVESTMENT OBJECTIVE: to seek long-term growth of capital.

INVESTMENT STRATEGIES: To pursue this goal, the portfolio normally invests at least 80% of its assets in securities of small-capitalization companies.

The portfolio considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, representing approximately 8% of the total market capitalization of the Russell 3000 Index. As of December 31, 2004, the capitalizations of companies included in the Russell 2000 Index ranged from $59 million to $3.6 billion).

The portfolio will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the portfolio's direct investments, and may include warrants, futures, options, exchange-traded portfolios and American Depositary Receipts. The portfolio may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments. The portfolio may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the portfolio are applied at the time of purchase.

In selecting investments, AIM seeks to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital. AIM anticipates that the portfolio, when fully invested, will generally be comprised of companies that are currently experiencing a greater than anticipated increase in earnings. AIM allocates investments among fixed-income securities based on its view as to the best values then available in the marketplace. AIM considers whether to sell a particular security when any of these factors materially changes.

For information on temporary defensive investing see "Investment Objectives and Strategies - Temporary Defensive Investing" on page 1.

      Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

PRINCIPAL RISKS OF INVESTING IN THIS PORTFOLIO

- The portfolio invests primarily in small cap equity securities. The risks of investing in these securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The portfolio may invest in derivatives. The risks of investing in derivatives are set forth in the Prospectus under "Hedging and Other Strategic Transactions."

PERFORMANCE

Performance is not provided since the portfolio commenced operations in October, 2005.

SUBADVISER AND PORTFOLIO MANAGERS

      A I M Capital Management, Inc., ("AIM"). AIM manages the All Cap Growth Trust, Mid Cap Core Trust and Small Company Growth Trust. AIM is an indirect wholly owned subsidiary of AIM Management Group Inc., whose principal business address is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. AIM Management Group, Inc. founded in 1976, is a holding company engaged in the financial services business and is a wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region.

      AIM, and/or its affiliates is the investment adviser for mutual funds, separately managed accounts, such as corporate and municipal pension plans, charitable institutions and private individuals.

The portfolio managers are:

            - Juliet S. Ellis (lead manager), Senior Portfolio Manager, who has been responsible for the portfolio since 2005 and has been associated with AIM and/or its affiliates since 2004. From 2000 to 2004, she was Managing Director and from 1993 to 2004, she was a senior portfolio manager with JPMorgan Fleming Asset Management. As the lead manager, Ms. Ellis generally has final authority over all aspects of the investment process for the portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Ms. Ellis may perform these functions, and the nature of these functions, may change from time to time.

            - Juan R. Hartsfield, Portfolio Manager, who has been responsible for the portfolio since 2005, and has been associated with AIM and/or its affiliates since 2004. From 2000 to 2004, he was a co-portfolio manager with JPMorgan Fleming Asset Management. From 1999 to 2000, he was a management consultant with Booz Allen & Hamilton.

      They are assisted by AIM's Small Cap Core/Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of AIM. Team members provide research support and make securities recommendations with respect to the portfolio's holdings, but do not have day-to -day management responsibilities with respect to the portfolio's holdings. Members of the team may change from time to time.

      The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

GROWTH OPPORTUNITIES TRUST
SUBADVISER:  Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")

INVESTMENT OBJECTIVE:  To seek long-term capital growth.

INVESTMENT STRATEGIES:  The portfolio seeks to achieve its objective by outperforming its benchmark. The portfolio typically makes equity investments in companies whose stocks are included in the Russell 2500 Index, or in companies with total market capitalizations similar to those of companies with stocks in the Index ("small cap companies"). As of May 31, 2005, the average market capitalization of companies in the Russell 2500 universe ranged from $20 million to $8 billion. In addition, as of May 31, 2005, the averge market capitalization of companies that issue stocks included in the Russell 2500 Index was approximately $2.4 billion, and the median market capitalization was approximately $690 million. Under normal circumstances, the portfolio invests at least 80% of its assets in investments in small cap companies.

      The subadviser uses proprietary research and multiple quantitative models to identify small cap company stocks the subadviser believes have improving fundamentals. The subadviser then narrows the selection to small cap company stocks it believes have growth characteristics and are undervalued. Generally, these growth stocks are trading at prices below what the manager believes to be their true fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks) and industry and sector weights. The factors considered by the subadviser and the models used may change over time.

      The portfolio intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the portfolio may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

      Benchmark. The portfolio's benchmark is the Russell 2500 Growth Index, which measures the performance of stocks included in the Russell 2500 Index with higher price-to-book ratios and higher forecasted growth values, and which is independently maintained and published by the Frank Russell Company.

For information on temporary defensive investing see "Investment Objectives and Strategies - Temporary Defensive Investing" on page 1.

      Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

PRINCIPAL RISKS OF INVESTING IN THIS PORTFOLIO

- The portfolio invests primarily in equity securities, including small cap securities. The risks of investing in these securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The portfolio invests in growth-oriented securities. In certain economic, political or market conditions, the price of such securities may fall to a greater extent than a decline in the overall equity markets (e.g. as represented by the Standard and Poor's Composite 500 Index) or such securities may underperform value securities.

- The portfolio may invest in derivatives. The risks of investing in derivatives are set forth in the Prospectus under "Hedging and Other Strategic Transactions."

- The portfolio is nondiversified. The definition of a non-diversified portfolio and the risks associated with such a portfolio are set forth below under "Risks of Investing in Certain Types of Securities."

- Credit and Counterparty Risk - risk of default of an issuer of a portfolio security or derivatives counterparty.

- Liquidity Risk - The portfolio's ability to sell securities may be adversely affected by a limited market or legal restrictions.

PERFORMANCE

Performance is not provided since the portfolio commenced operations in October, 2005.

SUBADVISER AND PORTFOLIO MANAGERS

Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") serves as subadviser to the Portfolios. GMO is a private company, founded in 1977.

Portfolio management team -- Day-to-day management of the portfolio is the responsibility of GMO's U.S. Quantitative Division. The Division's members work collaboratively to manage the portfolio, and no one person is primarily responsible for day-to-day management.

Robert Soucy is a senior member of the Division. Mr. Soucy allocates responsibility for portions of the portfolio to various members of the Division, oversees the implementation of trades on behalf of the portfolio, reviews the overall composition of the portfolio, and monitors cash flows.

Mr. Soucy has served as director of U.S. equity management since 2001. Prior to joining GMO in 1987, he served as a research engineer with Scientific Systems, Inc.

Sam Wilderman has joined the Division as co-director of U.S. equity management in 2005. Mr. Soucy, together with Mr. Wilderman are currently responsible for the portfolio management of all U.S. quantitative equities portfolios.

Mr. Wilderman has served as co-director of U.S. equity management since 2005. Prior to this position, he was responsible for emerging countries and emerging markets research and portfolio management at GMO. He joined GMO in 1996 following the completion of his B.A. in Economics from Yale University.

The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

VALUE OPPORTUNITIES TRUST
SUBADVISER:  Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")

INVESTMENT OBJECTIVE:  To seek long-term capital growth.

INVESTMENT STRATEGIES: The portfolio seeks to achieve its objective by outperforming its benchmark. The portfolio typically makes equity investments in U.S. companies that issue stock included in the Russell 2500 Index, and in companies with similar market capitalizations ("small cap companies"). As of May 31, 2005, the market capitalization of companies that issue stocks included in the Russell 2500 Index, a U.S. stock index, ranged from $20 million to $8 billion. In addition, as of May 31, 2005, the average market capitalization of companies that issue stocks included in the Russell 2500 Index was approximately $2.4 billion, and the median market capitalization was approximately $690 million. Under normal circumstances, the portfolio invest at least 80% of its assets in securities of small cap companies.

      The subadviser uses proprietary research and multiple quantitative models to identify small company stocks it believes have improving fundamentals and which trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights. The factors considered by the subadviser and the models used may change over time.

      The portfolio intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the portfolio may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

      Benchmark. The portfolio's benchmark is the Russell 2500 Value Index, which measures the performance of those stocks included in the Russell 2500 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Value Index is independent maintained and published by the Frank Russell Company.

For information on temporary defensive investing see "Investment Objectives and Strategies - Temporary Defensive Investing" on page 1.

      Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

PRINCIPAL RISKS OF INVESTING IN THIS PORTFOLIO

- The portfolio invests primarily in equity securities, including small cap securities. The risks of investing in these securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The portfolio invests in value stocks. A value stock may not increase in price, as anticipated by the subadviser, if other investors fail to recognize the company's value and bid up the price (or believe the stock is appropriately priced) or invest in markets favoring faster-growing companies.

- The portfolio may invest in derivatives. The risks of investing in derivatives are set forth in the Prospectus under "Hedging and Other Strategic Transactions."

- Credit and Counterparty Risk - risk of default of an issuer of a portfolio security or derivatives counterparty.

- Liquidity Risk - The portfolio's ability to sell securities may be adversely affected by a limited market or legal restrictions.

PERFORMANCE

Performance is not provided since the portfolio commenced operations in October, 2005.

SUBADVISER AND PORTFOLIO MANAGERS

Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") serves as subadviser to the Portfolio. GMO is a private company, founded in 1977.

Portfolio management team -- Day-to-day management of the portfolio is the responsibility of GMO's U.S. Quantitative Division. The Division's members work collaboratively to manage the portfolio, and no one person is primarily responsible for day-to-day management.

Robert Soucy is a senior member of the Division. Mr. Soucy allocates responsibility for portions of the portfolio to various members of the Division, oversees the implementation of trades on behalf of the portfolio, reviews the overall composition of the portfolio, and monitors cash flows.

Mr. Soucy has served as director of U.S. equity management since 2001. Prior to joining GMO in 1987, he served as a research engineer with Scientific Systems, Inc.

Sam Wilderman has joined the Division as co-director of U.S. equity management in 2005. Mr. Soucy, together with Mr. Wilderman are currently responsible for the portfolio management of all U.S. quantitative equities portfolios.

Mr. Wilderman has served as co-director of U.S. equity management since 2005. Prior to this position, he was responsible for emerging countries and emerging markets research and portfolio management at GMO. He joined GMO in 1996 following the completion of his B.A. in Economics from Yale University.

VISTA TRUST
SUBADVISER:  American Century Investment Management, Inc. ("American Century")

INVESTMENT OBJECTIVE:   To seek long-term capital growth.

INVESTMENT STRATEGIES:  To pursue this goal, the portfolio normally invests in common stocks of U.S. and foreign companies that are medium-sized and smaller at the time of purchase, but the portfolio may purchase other types of securities as well.

In managing the portfolio, American Century looks for stocks of medium-sized and smaller companies it believes will increase in value over time, using a proprietary investment strategy. In implementing this strategy, the subadviser uses a bottom-up approach to stock selection. This means that the subadviser makes investment decisions based primarily on its analysis of individual companies, rather than on broad economic forecasts. American Century's principal analytical technique involves the identification of companies with earnings and revenues that are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. These techniques help the subadviser buy or hold the stocks of companies it believes have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet its criteria.

When determining the size of a company, American Century will consider, among other factors, the capitalization of the company and the amount of revenues as well as other information obtained about the company.

The portfolio may invest in securities of foreign companies. Most of the portfolios' foreign investments are in companies located and doing business in developed countries.

The portfolio is normally fully invested in stocks regardless of the movement of stock prices generally. When the subadviser believes it is prudent, the portfolio may invest a portion of its assets in domestic and foreign preferred stock, convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, non-leveraged futures contracts, and options, notes, bonds and other debt securities. The portfolio generally limits its purchase of debt securities to investment-grade obligations.

For information on temporary defensive investing see "Investment Objectives and Strategies - Temporary Defensive Investing" on page 1.

      Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

PRINCIPAL RISKS OF INVESTING IN THIS PORTFOLIO

- The portfolio invests equity securities including small/mid cap equity securities. The risks of investing in these securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The portfolio invests foreign securities. The risks of investing in these securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The portfolio may invest in derivatives. The risks of investing in derivatives are set forth in the Prospectus under "Hedging and Other Strategic Transactions."

      - The portfolio may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the subadviser believes that this strategy provides substantial appreciation over the long term, in the short term it can create a significant amount of price volatility. This volatility may be greater than that of the average stock portfolio.

PERFORMANCE

Performance is not provided since the portfolio commenced operations in October, 2005.

SUBADVISERS AND PORTFOLIO MANAGERS

      American Century manages the Vista Trust. American Century is located at 4500 Main Street, Kansas City, Missouri 64111. American Century is controlled by James E. Stowers Jr., the Chairman of American Century Companies, Inc. American Century has been providing investment management services since 1958.

      The portfolio is managed by the following portfolio managers.

      - Glenn A. Fogle (since October, 2005). Mr. Fogle is a Senior Vice President and Senior Portfolio Manager for American Century. He joined American Century in 1990 as an investment analyst and became a portfolio manager in March 1993. He has a bachelor of business administration (management) and an MBA in finance from Texas Christian University. He is a CFA charterholder.

      - David M. Hollond (since October, 2005). Mr. Hollond is a Vice President and Portfolio Manager for American Century. He joined American Century in 1998 as an investment analyst and became a portfolio manager in March 2004. He has a bachelor's degree in Russian and economics from Grinnell College, a master's degree in economics from the University of Wisconsin, a master's degree in international studies from the University of Pennsylvania and an MBA in finance from The Wharton School at the University of Pennsylvania.

      The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

INTRINSIC VALUE TRUST

SUBADVISER:  Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")

INVESTMENT OBJECTIVE:   To seek long-term capital growth

INVESTMENT STRATEGIES:  The portfolio seeks to achieve its objective by outperforming its benchmark. The portfolio typically makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with size and value characteristics similar to those of companies with stocks in the Index.

      The subadviser uses proprietary research and multiple quantitative models to seek out stocks it believes are undervalued and have improving fundamentals. Generally, these stocks are trading at prices below what the subadviser believe to be their true fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the subadviser and the models used may change over time.

      The portfolio intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the portfolio may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

      Benchmark. The portfolio's benchmark is the Russell 1000 Value Index, which measures the performance of stocks included in the Russell 1000 Index (a large capitalization U.S. stock index) with lower price-to-book ratios and lower forecasted growth values, and which is independently maintained and published by the Frank Russell Company.

For information on temporary defensive investing see "Investment Objectives and Strategies - Temporary Defensive Investing" on page 1.

      Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

PRINCIPAL RISKS OF INVESTING IN THIS PORTFOLIO

- The portfolio invests primarily in equity securities. The risks of investing in these securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The portfolio invests in value stocks. A value stock may not increase in price, as anticipated by the subadviser, if other investors fail to recognize the company's value and bid up the price (or believe the stock is appropriately priced) or invest in markets favoring faster-growing companies.

- The portfolio may invest in derivatives. The risks of investing in derivatives are set forth in the Prospectus under "Hedging and Other Strategic Transactions."

- The portfolio is nondiversified. The definition of a non-diversified portfolio and the risks associated with such a portfolio are set forth below under "Risks of Investing in Certain Types of Securities."

- Credit and Counterparty Risk - risk of default of an issuer of a portfolio security or derivatives counterparty.

PERFORMANCE

Performance is not provided since the portfolio commenced operations in October, 2005.

SUBADVISER AND PORTFOLIO MANAGERS

Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") serves as subadviser to the Portfolio. GMO is a private company, founded in 1977.

Portfolio management team -- Day-to-day management of the portfolio is the responsibility of GMO's U.S. Quantitative Division. The Division's members work collaboratively to manage the portfolio, and no one person is primarily responsible for day-to-day management.

Robert Soucy is a senior member of the Division. Mr. Soucy allocates responsibility for portions of the portfolio to various members of the Division, oversees the implementation of trades on behalf of the portfolio, reviews the overall composition of the portfolio, and monitors cash flows.

Mr. Soucy has served as director of U.S. equity management since 2001. Prior to joining GMO in 1987, he served as a research engineer with Scientific Systems, Inc.

Sam Wilderman has joined the Division as co-director of U.S. equity management in 2005. Mr. Soucy, together with Mr. Wilderman are currently responsible for the portfolio management of all U.S. quantitative equities portfolios.

Mr. Wilderman has served as co-director of U.S. equity management since 2005. Prior to this position, he was responsible for emerging countries and emerging markets research and portfolio management at GMO. He joined GMO in 1996 following the completion of his B.A. in Economics from Yale University

The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

GROWTH TRUST

SUBADVISER:  Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")

INVESTMENT OBJECTIVE: To seek long-term capital growth

INVESTMENT STRATEGIES: The portfolio seeks to achieve its objective by outperforming its benchmark. The portfolio typically makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with size and growth characteristics similar to those of companies with stocks in the Index.

            The subadviser uses proprietary research and multiple quantitative models to identify stocks it believes have improving fundamentals. The subadviser then narrows the selection to those stocks it believes have growth characteristics and are undervalued. Generally, these growth stocks are trading at prices below what the subadviser believes to be their true fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the subadviser and the models used may change over time.

            The portfolio intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the portfolio may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

            Benchmark. The portfolio's benchmark is the Russell 1000 Growth Index, which measures the performance of those stocks included in the Russell 1000 Index (a large capitalization U.S. stock index) with higher price-to-book ratios and higher forecasted growth values, and which is independently maintained and published by the Frank Russell Company.

For information on temporary defensive investing see "Investment Objectives and Strategies - Temporary Defensive Investing" on page 1.

      Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

PRINCIPAL RISKS OF INVESTING IN THIS PORTFOLIO

- The portfolio invests primarily in equity securities. The risks of investing in these securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The portfolio invests in growth-oriented securities. In certain economic, political or market conditions, the price of such securities may fall to a greater extent than a decline in the overall equity markets (e.g. as represented by the Standard and Poor's Composite 500 Index) or such securities may underperform value securities.

- The portfolio may invest in derivatives. The risks of investing in derivatives are set forth in the Prospectus under "Hedging and Other Strategic Transactions."

- The portfolio is nondiversified. The definition of a non-diversified portfolio and the risks associated with such a portfolio are set forth below under "Risks of Investing in Certain Types of Securities."

- Credit and Counterparty Risk - risk of default of an issuer of a portfolio security or derivatives counterparty.

PERFORMANCE

Performance is not provided since the portfolio commenced operations in October, 2005.

SUBADVISER AND PORTFOLIO MANAGERS

Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") serves as subadviser to the portfolio. GMO is a private company, founded in 1977.

Portfolio management team -- Day-to-day management of the portfolio is the responsibility of GMO's U.S. Quantitative Division. The Division's members work collaboratively to manage the portfolio, and no one person is primarily responsible for day-to-day management.

Robert Soucy is a senior member of the Division. Mr. Soucy allocates responsibility for portions of the portfolio to various members of the Division, oversees the implementation of trades on behalf of the portfolio, reviews the overall composition of the portfolio, and monitors cash flows.

Mr. Soucy has served as director of U.S. equity management since 2001. Prior to joining GMO in 1987, he served as a research engineer with Scientific Systems, Inc.

Sam Wilderman has joined the Division as co-director of U.S. equity management in 2005. Mr. Soucy, together with Mr. Wilderman are currently responsible for the portfolio management of all U.S. quantitative equities portfolios.

Mr. Wilderman has served as co-director of U.S. equity management since 2005. Prior to this position, he was responsible for emerging countries and emerging markets research and portfolio management at GMO. He joined GMO in 1996 following the completion of his B.A. in Economics from Yale University

The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

U.S. MULTI SECTOR TRUST

SUBADVISER:  Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")

INVESTMENT OBJECTIVE:   To seek total return greater than its benchmark.

INVESTMENT STRATEGIES:  The portfolio seeks total return greater than its benchmark. To pursue this goal, the portfolio normally invests in securities in the Wilshire 5000 Stock Index, an independently maintained and published equity index which measures the performance of all equity securities (with readily available price data) of issuers with headquarters in the U.S. The portfolio normally invests at least 80% of its assets in investments tied economically to the U.S.

The portfolio's benchmark is the Russell 3000 Index, an independently maintained and published index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. This index represents approximately 98% of the investable U.S. equity market. As of April 30, 2005, the market capitalizations of companies included in the Russell 3000 Index ranged from $26 million to $382 billion.

In managing the portfolio, GMO uses proprietary research and quantitative models to determine the portfolio's selections of securities. These models use rolling 7-year forecasts of relative value and risk among the major sectors in the U.S. equity market (large cap value, large cap growth, large cap core, small cap value, small cap growth, and real estate/REIT) in which the portfolio invests.

For information on temporary defensive investing see "Investment Objectives and Strategies - Temporary Defensive Investing" on page 1.

      Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

PRINCIPAL RISKS OF INVESTING IN THIS PORTFOLIO

- The portfolio invests primarily in equity securities. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The portfolio may invest in derivatives. The risks of investing in derivatives are set forth in the Prospectus under "Hedging and Other Strategic Transactions."

- The portfolio invests in small cap securities. The risks of investing in these securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The portfolio invests in value stocks. A value stock may not increase in price, as anticipated by the subadviser, if other investors fail to recognize the company's value and bid up the price (or believe the stock is appropriately priced) or invest in markets favoring faster-growing companies.

- The portfolio invests in growth-oriented securities. In certain economic, political or market conditions, the price of such securities may fall to a greater extent than a decline in the overall equity markets (e.g. as represented by the Standard and Poor's Composite 500 Index) or such securities may underperform value securities.

- The portfolio invests foreign securities. The risks of investing in these securities are set forth below under "Risks of Investing in Certain Types of Securities."

- Currency Risk - Fluctuations in exchange rates may adversely affect the U.S. dollar value of the portfolio's foreign currency holdings and investments in securities denominated in foreign currencies or related derivative instruments. To the extent the fund hedges currency exposure, it is exposed to the risk that the U.S. dollar will decline relative to the hedged currency.

- Credit and Counterparty Risk - risk of default of an issuer of a portfolio security or derivatives counterparty.

- Liquidity Risk - The portfolio's ability to sell securities may be adversely affected by a limited market or legal restrictions.

- The portfolio is nondiversified. The definition of a non-diversified portfolio and the risks associated with such a portfolio are set forth below under "Risks of Investing in Certain Types of Securities."

- Real Estate Risk - The risks of investing in securities linked to real estate are set forth in the Prospectus under "Securities Linked to the Real Estate Market".

- Focused Investment Risk - the portfolio may have increased risk from the portfolio's focusing investment in a limited number of countries, regions, companies or industries, with high positive correlation to one another.

PERFORMANCE

Performance is not provided since the portfolio commenced operations in October, 2005.

SUBADVISER AND PORTFOLIO MANAGERS

      Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") serves as subadviser to the Portfolio. GMO is a private company, founded in 1977.

Portfolio management team -- Day-to-day management of the portfolio is the responsibility of GMO's U.S. Quantitative and Asset Allocation Divisions. The Divisions' members work collaboratively to manage the portfolio, and no one person is primarily responsible for day-to-day management.

Robert Soucy is a senior member of the U.S. Quantitative Division. Mr. Soucy allocates responsibility for portions of the portfolio to various members of the Division, oversees the implementation of trades on behalf of the portfolio, reviews the overall composition of the portfolio, and monitors cash flows.

Mr. Soucy has served as director of U.S. equity management since 2001. Prior to joining GMO in 1987, he served as a research engineer with Scientific Systems, Inc.

Sam Wilderman has joined the U.S. Quantitative Division as co-director of U.S. equity management in 2005. Mr. Soucy, together with Mr. Wilderman are currently responsible for the portfolio management of all U.S. quantitative equities portfolios.

Mr. Wilderman has served as co-director of U.S. equity management since 2005. Prior to this position, he was responsible for emerging countries and emerging markets research and portfolio management at GMO. He joined GMO in 1996 following the completion of his B.A. in Economics from Yale University.

Ben Inker is a senior member of the Asset Allocation Division, allocates responsibility for portions of the portfolio to various members of the Division, oversees the implementation of trades on behalf of the portfolio, reviews the overall composition of the portfolio, and monitors cash flows. At GMO, Mr. Inker is responsible for the portfolio management of all GMO asset allocation portfolios. He has served as Director of Asset Allocation since 1996. Mr. Inker is a CFA charterholder.

      The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

INTERNATIONAL GROWTH TRUST
SUBADVISER:  Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")

INVESTMENT OBJECTIVE:   To seek high total return.

INVESTMENT STRATEGIES:  The portfolio seeks to achieve its objective by outperforming its benchmark. The portfolio typically invests in a diversified portfolio of equity investments from the world's developed markets outside the U.S.

            The subadviser, using proprietary research and multiple quantitative models, seeks to add value by capitalizing on inefficiencies it perceives in the pricing of growth stocks. The subadviser applies quantitative and fundamental investment principles to select growth stocks the subadviser believes have improving fundamentals and prices that reflect the relevant market's discount to their franchise value. The subadviser maintains diversification across countries, and tilt the portfolio's portfolio in favor of countries that the subadviser believes have the highest growth prospects or that the subadviser believes are most undervalued. The subadviser also considers factors that may influence the growth potential of a particular country, such as currency valuation. The factors considered by the subadviser and the models used may change over time.

            The portfolio intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the portfolio may (but is not obligated to) use exchange-traded and over-the-counter derivatives and related instruments, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments);
(iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The portfolio will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the net assets of the portfolio. However, the portfolio's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The portfolio may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

            Benchmark. The portfolio's benchmark is the S&P/Citigroup Primary Market Index ("PMI") Europe, Pacific, Asia Composite ("EPAC") Growth Style Index, an independently maintained and published index composed of those stocks in the EPAC regions of the PMI that have a growth style. The PMI is the large-capitalization stock component of the S&P/Citigroup Broad Market Index ("BMI") (which includes listed shares of companies from developed and emerging market countries with a total available market capitalization of at least the local equivalent of USD100 million), representing the top 80% of available capital of the BMI in each country and including about 25% of the BMI issues.

For information on temporary defensive investing see "Investment Objectives and Strategies - Temporary Defensive Investing" on page 1.

      Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

PRINCIPAL RISKS OF INVESTING IN THIS PORTFOLIO

- The portfolio invests primarily in equity securities. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The portfolio invests in growth-oriented securities. In certain economic, political or market conditions, the price of such securities may fall to a greater extent than a decline in the overall equity markets (e.g. as represented by the Standard and Poor's Composite 500 Index) or such securities may underperform value securities.

- The portfolio invests foreign securities. The risks of investing in these securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The portfolio may invest in derivatives. The risks of investing in derivatives are set forth in the Prospectus under "Hedging and Other Strategic Transactions."

- Currency Risk - Fluctuations in exchange rates may adversely affect the U.S. dollar value of the portfolio's foreign currency holdings and investments in securities denominated in foreign currencies or related derivative instruments. To the extent the fund hedges currency exposure, it is exposed to the risk that the U.S. dollar will decline relative to the hedged currency.

- Credit and Counterparty Risk - risk of default of an issuer of a portfolio security or derivatives counterparty.

- Liquidity Risk - The portfolio's ability to sell securities may be adversely affected by a limited market or legal restrictions.

- The portfolio invests in small cap securities. The risks of investing in these securities are set forth below under "Risks of Investing in Certain Types of Securities."

PERFORMANCE

Performance is not provided since the portfolio commenced operations in October, 2005.

SUBADVISER AND PORTFOLIO MANAGERS

      Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") serves as subadviser to the portfolio. GMO is a private company, founded in 1977.

Portfolio management team -- Day-to-day management of the portfolio is the responsibility of GMO's International Quantitative Division. The Division's members work collaboratively to manage the portfolio, and no one person is primarily responsible for day-to-day management.

Dr. Thomas Hancock is a senior member of the Division, allocates responsibility for portions of the portfolio to various team members of the Division, oversees the implementation of trades on behalf of the portfolio, reviews the overall composition of the portfolio, and monitors cash flows.

At GMO, Dr. Hancock is responsible for the portfolio management of all international developed market and global quantitative equities portfolios. Prior to joining GMO in 1995, he was a research scientist at Siemens and a software engineer at IBM.

The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

SPECTRUM INCOME TRUST
SUBADVISER:  T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE:   To seek a high level of current income with moderate
                        share price fluctuation.

INVESTMENT STRATEGIES:  To pursue this goal, the portfolio diversifies its assets widely among various market segments. The portfolio seeks to maintain broad exposure to several markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular market segments over time.

The portfolio normally invests in a diversified portfolio of domestic and international bonds which are chosen across the entire spectrum of government, corporate and mortgage-backed bonds. The portfolio will also seek equity income through investments in dividend-paying stocks. Cash reserves will be invested in money market securities and shares of T. Rowe Price money market funds.

Fixed income securities may be of short-, intermediate- and long-term maturities, and will comprise a range of credit qualities. The portfolio's fixed income investments will typically include investment-grade corporate securities, asset-backed and mortgage-related securities, and there is no limit on the portfolio's investments in these securities. Mortgage-related investments could include mortgage dollar rolls and investments in more volatile stripped mortgage securities and collateralized mortgage obligations (CMO's). The portfolio may invest a substantial portion (up to 40% of its total assets) in below-investment grade fixed income securities (or if unrated, of equivalent quality as determined by T. Rowe Price), commonly known as "junk bonds." Junk bonds involve a higher degree of credit risk and price volatility than other higher-rated fixed income securities. The portfolio may invest in U.S. government securities, GNMAs, and other agency-related fixed income securities, and there is no limit on the portfolio's investment in these securities. The portfolio may also invest up to 45% of its total assets in foreign government and emerging market fixed income securities (excluding Yankee bonds). Foreign currency forwards and futures may be used to protect the portfolio's foreign securities from adverse currency movements relative to the U.S. dollar.

Individual fixed income securities are selected by a team of T. Rowe Price portfolio managers using the firm's fundamental research and credit analysis. In evaluating fixed income securities, the portfolio managers will consider a variety of factors including the issuer's financial condition and operating history, the depth and quality of its management, and its sensitivities to economic conditions. Portfolio managers will also consider the issuer's debt levels and ability to service its outstanding debt, its access to capital markets and external factors such as the economic and political conditions in the issuer's country.

The portfolio's equity investments, which will be limited to 40% of total assets, will be selected using a value-oriented investment strategy with a focus on large-cap, dividend-paying common stocks. Preferred stocks and securities convertible into equity securities may also be purchased. T. Rowe Price invests in stocks and other securities that appear to be temporarily undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth. Other than the specific investment limits described above, there is no minimum or maximum percentage of assets which T. Rowe Price will invest in any particular type of fixed income security. In managing the portfolio, T. Rowe Price may vary the allocation of the portfolio's assets to a particular market segment based on their outlook for, and on the relative valuations of these market segments. When adjusting the allocations to the various markets, T. Rowe Price may also weigh such factors as the outlook for the economy and market conditions, both on a global and local (country) basis, corporate earnings, and the yield advantages of one fixed income sector over another. Maturities of the portfolio's fixed income investments reflect the manager's outlook for interest rates.

The portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In pursuing its investment strategy, T. Rowe Price has the discretion to purchase some securities that do not meet the portfolio's normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The portfolio may also hold a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

For information on temporary defensive investing see "Investment Objectives and Strategies - Temporary Defensive Investing" on page 1.

      Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies, including futures, options, hybrids, swaps and other interest rate transactions referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

PRINCIPAL RISKS OF INVESTING IN THIS PORTFOLIO

- The portfolio invests in fixed income securities, including below-investment grade, high yield bonds. . The portfolio's fixed income securities present various degrees of interest rate and credit or default risks. Credit risk for the fund increases to the extent it invests in high yield ("junk") bonds. A more detailed explanation of the risks of investing in these securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The Portfolio invests in dividend-paying equity securities and common stocks. Accordingly, the fund is exposed to the risks and volatility of investing in stocks, and its share price could be hurt by stock market declines. Value stocks may not increase in price, as anticipated by the subadviser, if other investors fail to recognize the company's value and bid up the price (or believe a stock is appropriately priced) or invest in markets favoring faster growing companies.

- The Portfolio may invest in mortgage-backed and asset-backed securities, including GNMAs, stripped mortgage securities and CMOs. These types of fixed income securities are particularly sensitive to interest rate changes and subject to prepayment risk. A more detailed explanation of the risks of investing in these securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The Portfolio may invest in foreign bonds including emerging market securities. The fund is exposed to the currency and other risks of international investing, and emerging market bonds are subject to special political and economic risks of newly industrialized countries. A more detailed explanation of the risks of investing in these securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The Portfolio may invest in derivatives, including futures, options, hybrids and interest rate transactions. The risks of investing in derivatives are set forth in the Prospectus under "Hedging and Other Strategic Transactions."

- The Portfolio is not the same fund as the T. Rowe Price Spectrum Income Fund, which invests in other T. Rowe Price mutual funds and not individual securities. The funds will have different performance because they hold different portfolio investments, charge different fees and expenses and the timing of their investments will vary with the size of cash flows into and out of the funds.

PERFORMANCE

Performance is not provided since the portfolio commenced operations in October, 2005.

SUBADVISER AND PORTFOLIO MANAGERS

      T. Rowe Price manages the Spectrum Income Trust. T. Rowe Price, whose address is 100 East Pratt Street, Baltimore, Maryland 21202, was founded in 1937 by the late Thomas Rowe Price, Jr. T. Rowe Price Group, Inc., a publicly traded financial services holding company, owns 100% of the stock of T. Rowe Price. As of March 31, 2005, T. Rowe Price and its affiliates managed over $235 billion for over eight million individual and institutional investor accounts.

      The portfolio is managed by an investment advisory committee that has day-to- day responsibility in managing the portfolio and developing and executing the portfolio's investment program.

- Edmund N. Notzon III, Ph.D., CFA is Chairman of the portfolio's Investment Advisory Committee (since October 2005) and is responsible for implementing and monitoring the portfolio's overall investment strategy, as well as the allocation of the portfolio's assets on a day-to-day basis. Mr. Notzon relies on a team of underlying fixed income and equity portfolio managers at T. Rowe Price to select individual portfolio investments. Mr. Notzon joined T. Rowe Price in 1989, is a Vice President and Senior Portfolio Manager of T. Rowe Price.

      The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

VALUE & RESTRUCTURING TRUST
SUBADVISER:  United States Trust Company ("U.S. Trust")

INVESTMENT OBJECTIVE:   To seek long-term capital appreciation.

INVESTMENT STRATEGIES:  To pursue this goal, the portfolio invests primarily (at least 65% of its assets) in common stocks of U.S. and foreign companies whose share prices, in the opinion of the subadviser, do not reflect the economic value of company assets, but where the subadviser believes restructuring efforts or industry consolidation will serve to highlight the true value of the company.

In choosing investments for the portfolio, U.S. Trust looks for companies as to which restructuring activities, such as consolidations, outsourcing, spin-offs or reorganizations, will offer significant value to the issuer and increase its investment potential. The subadviser may select companies of any size for the portfolio, and the portfolio invests in a diversified group of companies across a number of different industries.

For information on temporary defensive investing see "Investment Objectives and Strategies - Temporary Defensive Investing" on page 1.

      Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

PRINCIPAL RISKS OF INVESTING IN THIS PORTFOLIO

- The portfolio invests in equity securities including small and mid cap equity securities. The risks of investing in these securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The portfolio invests in foreign securities. The risks of investing in these securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The portfolio may invest in derivatives. The risks of investing in derivatives are set forth in the Prospectus under "Hedging and Other Strategic Transactions."

- The portfolio may invest in value stocks. A value stock may not increase in price, as anticipated by the subadviser, if other investors fail to recognize the company's value and bid up the price (or believe the stock is appropriately priced) or invest in markets favoring faster-growing companies.

      - The portfolio's strategy of investing in companies that the subadviser believes will benefit from restructuring or redeployment of assets carries the risk that an anticipated restructuring or business combination may fail to occur or may occur and fail to produce reasonably anticipated benefits. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. Moreover, since the portfolio invests in common stocks, it is subject to the risk that if a company in which the fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the portfolio. Therefore, it is possible that all assets of that company will be exhausted before any payments are made to the portfolio.

PERFORMANCE

Performance is not provided since the portfolio commenced operations in October, 2005.

SUBADVISER AND PORTFOLIO MANAGERS

      United States Trust Company ("U.S. Trust") refers collectively to United States Trust Company of New York, a state-chartered bank and trust company, and U.S. Trust Company, N.A., a national bank, which provide advisory services through their respective investment advisory divisions, U.S. Trust New York Asset Management Division and U.S. Trust Company, N.A. Asset Management Division. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company, which in turn is a wholly-owned subsidiary of The Charles Schwab Corporation ("Schwab"). Charles R. Schwab is the founder, Chairman and a Director of Schwab and, as a result of these positions and share ownership, may be deemed a controlling person of Schwab and its subsidiaries. United States Trust Company of New York has its principal offices at 114 W. 47th Street, New York, New York 10036. U.S. Trust Company, N.A. is headquartered in Greenwich, Connecticut.

      The portfolio managers are:

            - David J. Williams (primary responsibility). Mr. Williams, a Managing Director and Senior Portfolio Manager, has been with U.S. Trust since 1987.

            - Timothy Evnin. Mr. Evnin, a Managing Director and Senior Portfolio Manager in the Investment Management Division, has been with U.S. Trust since 1987.

            - John McDermott, a Senior Vice President and Portfolio Manager, has been with U.S. Trust since 1996.

      The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

                          ADDITIONAL INFORMATION ABOUT
                           THE PORTFOLIOS' INVESTMENTS

RISKS OF INVESTING IN CERTAIN TYPES OF SECURITIES

      The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

NON-DIVERSIFIED PORTFOLIOS

      Definition of Non-Diversified. Any portfolio that is non-diversified is limited as to the percentage of its assets that may be invested in any one issuer, and as to the percentage of the outstanding voting securities of such issuer that may be owned, only by the portfolio's own investment restrictions and the diversification requirements of the Internal Revenue Code (the "Code"). In contrast, a diversified portfolio may not invest more than five percent of its total assets in the securities, or own more than ten percent of the outstanding voting securities, of any one issuer.

      Risks. Since a non-diversified portfolio may invest a high percentage of its assets in the securities of a small number of companies, a non-diversified portfolio may be affected more than a diversified portfolio by a change in the financial condition of any of these companies or by the financial markets' assessment of any of these companies.

EQUITY SECURITIES

      Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a portfolio could decline if the financial condition of the companies the portfolio is invested in decline or if overall market and economic conditions deteriorate. Even portfolios that invest in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

FIXED INCOME SECURITIES

      Fixed income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

      Interest Rate Risk. Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline.

      Credit Quality Risk. Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a portfolio has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the portfolio's investments. Portfolios that may invest in lower rated fixed income securities are riskier than portfolios that may invest in higher rated fixed income securities. Additional information on the risks of investing in investment grade fixed income securities in the lowest rating category and lower rated fixed income securities is set forth below.

INVESTMENT GRADE FIXED INCOME SECURITIES IN THE LOWEST RATING CATEGORY

      Investment grade fixed income securities in the lowest rating category (rated "Baa" by Moody's or "BBB" by Standard & Poor's and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

LOWER RATED FIXED INCOME SECURITIES

      Lower rated fixed income securities are defined as securities rated below investment grade (rated "Ba" and below by Moody's and "BB" and below by Standard & Poor's). The principal risks of investing in these securities are as follows:

General Risks

- Risk to Principal and Income. Investing in lower rated fixed income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

- Price Volatility. The price of lower rated fixed income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed income securities by the market's perception of their credit quality especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

- Liquidity. The market for lower rated fixed income securities may have more limited trading than the market for investment grade fixed income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

- Dependence on Subadviser's Own Credit Analysis. While a subadviser to a portfolio may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed income securities is more dependent on the subadviser's evaluation than the assessment of the credit risk of higher rated securities.

Additional Risks Regarding Lower Rated Corporate Fixed Income Securities

      Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economics conditions than higher-rated corporate fixed income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional Risks Regarding Lower Rated Foreign Government Fixed Income
Securities

      Lower rated foreign government fixed income securities are subject to the risks of investing in emerging market countries described below under "Foreign Securities." In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

SMALL AND MEDIUM SIZE COMPANIES

Small or Unseasoned Companies

- Survival of Small or Unseasoned Companies. Companies that are small or unseasoned (less than 3 years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals.

      As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products, may have limited financial resources and a small management group.

- Changes in Earnings and Business Prospects. Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.

- Liquidity. The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of a portfolio's investments to decrease if it needs to sell such securities when there are few interested buyers.

- Impact of Buying or Selling Shares. Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.

- Publicly Available Information. There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for a portfolio, a subadviser may not be aware of problems associated with the company issuing the security.

Medium Size Companies

- Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.

FOREIGN SECURITIES

      The principal risks of investing in foreign securities are set forth below. As noted below, many of these risks are greater in the case of investments in emerging market countries.

- Currency Fluctuations. Investments in foreign securities may cause a portfolio to lose money when converting investments from foreign currencies into U.S. dollars. A portfolio may attempt to lock in an exchange rate by purchasing a foreign currency exchange contract prior to the settlement of an investment in a foreign security. However, it may not always be successful in doing so and the portfolio could still lose money.

- Political and Economic Conditions. Investments in foreign securities subject a portfolio to the political or economic conditions of the foreign country. These conditions could cause portfolio investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries which are more likely to be politically unstable. Political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay the portfolio from selling its investment and taking the money out of the country.

- Removal of Proceeds of Investments from a Foreign Country. Foreign countries, especially emerging market countries, often have currency controls or restrictions which may prevent or delay a portfolio from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, a portfolio could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period or the exchange rate to convert the assets into U.S. dollars could worsen.

- Nationalization of Assets. Investments in foreign securities subject a portfolio to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company's securities could decrease in value or even become worthless.

- Settlement of Sales. Foreign countries, especially emerging market countries, may also have problems associated with settlement of sales. Such problems could cause the portfolio to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed.

- Investor Protection Standards. Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for a portfolio, a subadviser may not be aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.

INVESTMENT COMPANY SECURITIES

      Certain of the portfolios may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including

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

advisory fees. Investments in closed end funds may involve the payment of substantial premiums above the value of such investment companies' portfolio securities.

EXCHANGE TRADED FUNDS (ETFS)

      These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

STRIPPED SECURITIES

      Stripped securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

      Mortgage-Backed Securities. Mortgage-backed securities represent participating interests in pools of residential mortgage loans which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by the portfolio and not the purchase of shares of the portfolio.

      Mortgage-backed securities are issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments which are, in effect, a "pass-through" of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates raise or fall.

      When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the portfolio's mortgage-backed securities will result in an unforeseen loss of interest income to the portfolio as the portfolio may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgaged-backed securities do not increase as much as other fixed income securities when interest rates fall.

      When interest rates rise, homeowners are less likely to prepay their mortgages loans. A decreased rate of prepayments lengthen the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

      The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the portfolio to differ from the yield calculated on the basis of the average life of the pool. In addition, if the portfolio purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment which may result in a loss to the portfolio.

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

      Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments are likely to decline. Monthly interest payments received by the portfolio have a compounding effect which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much due to their prepayment feature.

      Collateralized Mortgage Obligations. The portfolio may invest in mortgage-backed securities called collateralized mortgage obligations (CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, the portfolio may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

      Asset-Backed Securities. Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

SECURITIES LINKED TO THE REAL ESTATE MARKET

      Investing in securities of companies in the real estate industry subjects a portfolio to the risks associated with the direct ownership of real estate. These risks include:

      -     Declines in the value of real estate;

      -     Risks related to general and local economic conditions;

      -     Possible lack of availability of mortgage funds;

      -     Overbuilding;

      -     Extended vacancies of properties;

      -     Increased competition;

      -     Increases in property taxes and operating expenses;

      -     Change in zoning laws;

      - Losses due to costs resulting from the clean-up of environmental problems;

      - Liability to third parties for damages resulting from environmental problems;

      -     Casualty or condemnation losses;

      -     Limitations on rents;

      - Changes in neighborhood values and the appeal of properties to tenants; and

      -     Changes in interest rates.

      Therefore, for a portfolio investing a substantial amount of its assets in securities of companies in the real estate industry, the value of the portfolio's shares may change at different rates compared to the value of shares of a portfolio with investments in a mix of different industries.

      Securities of companies in the real estate industry include REITs including Equity REITs and Mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended, or to maintain their exemptions form registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

      In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. See "Small and Medium Size Companies" above for a discussion of the risks associated with invests in these companies.

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

INDUSTRY OR SECTOR INVESTING

      When a portfolio's investments are concentrated in a particular industry or sector of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that concentrated portfolios tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a portfolio which invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory and others factors affecting that industry or sector.

      Internet-Related Investments. The value of companies engaged in Internet-related activities, which is a developing industry, is particularly vulnerable to (a) rapidly changing technology, (b) extensive government regulation and (c) relatively high risk of obsolescence caused by scientific and technological advances. In addition, companies engaged in Internet-related activities are difficult to value and many have high share prices relative to their earnings which they may not be able to maintain over the long-term. Moreover, many Internet companies are not yet profitable and will need additional financing to continue their operations. There is no guarantee that such financing will be available when needed. Since many internet companies are start-up companies, the risks associated with investing in small companies are heightened for these companies. Any portfolio that invests a significant portion of its assets in Internet-related companies should be considered extremely risky even as compared to other portfolios that invest primarily in small company securities.

      Financial Services Industry. A portfolio investing principally in securities of companies in the financial services industry is particularly vulnerable to events affecting that industry. Companies in the financial services industry include commercial and industrial banks, savings and loan associations and their holding companies, consumer and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies.

      Banking. Commercial banks (including "money center" regional and community banks), savings and loan associations and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy) and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital funds. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.

      Insurance. Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may also be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or "junk" bond holdings) and failures of reinsurance carriers.

      Other Financial Services Companies. Many of the investment considerations discussed in connection with banks and insurance also apply to financial services companies. These companies are all subject to extensive regulation, rapid business changes, volatile performance dependent upon the availability and cost of capital and prevailing interest rates and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.

      Telecommunications. Companies in the telecommunications sector are subject to the additional risks of rapid obsolescence, lack of standardization or compatibility with existing technologies, an unfavorable regulatory environment, and a dependency on patent and copyright protection. The prices of the securities of companies in the telecommunications sector may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets.

      Health Sciences. Companies in this sector are subject to the additional risks of increased competition within the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation and the obsolescence of popular products. The prices of the securities of heath sciences companies may fluctuate widely due to government regulation and approval of their products and services, which may have a significant effect on their price and availability. In addition, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial and may have a significant impact on a company's market value or share price.

IPOS ("INITIAL PUBLIC OFFERINGS")

      Certain portfolios may invest a portion of their assets in shares of initial public offerings ("IPOs"). IPOs may have a magnified impact on the performance of a portfolio with a small asset base. The impact of IPOs on a portfolio's performance likely will decrease as the portfolio's asset size increases, which could reduce the portfolio's returns. IPOs may not be consistently available to a portfolio for investing, particularly as the portfolio's asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a portfolio may hold IPO shares for a very short period of time. This may increase the turnover of a portfolio and may lead to increased expenses for a portfolio, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

      Additional risks of investing in the types of securities mentioned above are contained in the Statement of Additional Information.

ADDITIONAL INVESTMENT POLICIES

      Subject to certain restrictions and except as noted below, each of the portfolios of the Trust may use the following investment strategies and purchase the following types of securities.

LENDING OF PORTFOLIO SECURITIES

      Each portfolio may lend its securities so long as such loans do not represent more than 33?% of a portfolio's total assets. As collateral for the lent securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the lent securities. The collateral may consist of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the lent securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

WHEN-ISSUED SECURITIES ("FORWARD COMMITMENTS")

      In order to help ensure the availability of suitable securities, each of the portfolios may purchase debt or equity securities on a "when-issued" or on a "forward delivery" basis. These terms mean that the obligations will be delivered to the portfolio at a future date, which may be a month or more after the date of commitment. While awaiting delivery of the obligations purchased on such bases, a portfolio will maintain on its record liquid assets equal to the amount of the commitments to purchase when-issued or forward delivery securities. At the time delivery is made, the value of when-issued or forward delivery securities may be more or less than the transaction price, and the yields then available in the market may be higher than those obtained in the transaction.

U.S. GOVERNMENT SECURITIES

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

      Certain of the portfolios may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the Government National Mortgage Association. Securities that are only supported by the credit of the issuing agency or instrumentality include the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Banks ("FHLBs") and the Federal Home Loan Mortgage Corporation ("Freddie Mac").

REPURCHASE AGREEMENTS

      Each of the portfolios may enter into repurchase agreements. Repurchase agreements involve the acquisition by a portfolio of debt securities subject to an agreement to resell them at an agreed-upon price. The arrangement is in economic effect a loan collateralized by securities. The portfolio's risk in a repurchase transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible delays and expense in liquidating the instrument. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchased obligation, including the interest accrued thereon.

REVERSE REPURCHASE AGREEMENTS

      Each portfolio of the Trust may enter into "reverse" repurchase agreements. Under a reverse repurchase agreement, a portfolio may sell a debt security and agree to repurchase it at an agreed upon time and at an agreed upon price. The portfolio will maintain on its records liquid assets such as cash, Treasury bills or other U.S. Government Securities having an aggregate value equal to the amount of such commitment to repurchase including accrued interest, until payment is made. While a reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a portfolio's net asset value per share, each portfolio will cover the transaction as described above.

FOREIGN REPURCHASE AGREEMENTS

      Certain Trust portfolios may enter into foreign repurchase agreements. Foreign repurchase agreements may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in U.S. markets.

MORTGAGE DOLLAR ROLLS

      Unless otherwise explicitly prohibited in the description of a portfolio, each portfolio of the Trust may enter into mortgage dollar rolls. Under a mortgage dollar roll, a portfolio sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.

      At the time a portfolio enters into a mortgage dollar roll, it will maintain on its records liquid assets such as cash, U.S. Government Securities equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings.

      A portfolio may only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. Dollar roll transactions involve the risk that the market value of the securities sold by the portfolio may decline below the repurchase price of those securities. While a mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a portfolio's net asset value per share, each portfolio will cover the transaction as described above.

WARRANTS

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

      Unless otherwise explicitly prohibited in the description of a portfolio, each portfolio of the Trust may, subject to certain restrictions, purchase warrants, including warrants traded independently of the underlying securities. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to the expiration date.

ILLIQUID SECURITIES

      Each portfolio of the Trust is precluded from investing in excess of 15% of its net assets in securities that are not readily marketable, except that the Money Market Trust may not invest in excess of 10% of its net assets in such securities. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, the Trust may be forced to sell them at a discount from the last offer price.

INDEXED/STRUCTURED SECURITIES

      Unless otherwise explicitly prohibited in the description of a portfolio, each of the portfolios may invest in indexed/structured securities. These securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Index/structured securities may have return characteristics similar to direct investments in the underlying instruments. A portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

SHORT SALES

      Certain of the portfolios may make short sales of securities. This means a portfolio may sell a security that it does not own in anticipation of a decline in the market value of the security. The portfolio generally borrows the security to deliver to the buyer in a short sale. The portfolio must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The portfolio must pay the lender interest on the security it borrows, and the portfolio will lose money if the price of the security increases between the time of the short sale and the date when the portfolio replaces the borrowed security. Certain of the portfolios may also make short sales "against the box." In a short sale against the box, at the time of sale, the portfolio owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

      Until a portfolio closes its short position or replaces a borrowed security, the portfolio will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or (ii) otherwise cover its short position.

LOAN PARTICIPATIONS

      Certain of the portfolios may invest in fixed-and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans. Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a portfolio purchases a participation, it may only be able to enforce its rights through the lender and may assume the credit risk of the lender in addition to the borrower.

      These investment strategies and securities are described further in the Statement of Additional Information.

HEDGING AND OTHER STRATEGIC TRANSACTIONS

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

      Individual portfolios may be authorized to use a variety of investment strategies. These strategies will be used primarily for hedging purposes, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements) and managing the effective maturity or duration of debt instruments held by the portfolio. Hedging refers to protecting against possible changes in the market value of securities a portfolio already owns or plans to buy or protecting unrealized gains in the portfolio. These strategies may also be used to gain exposure to a particular securities market. The hedging and other strategic transactions which may be used are described below:

      - exchange-listed and over-the-counter put and call options on securities, financial futures contracts and fixed income indices and other financial instruments,

      -     financial futures contracts (including stock index futures),

      -     interest rate transactions*, and

      -     currency transactions**

Collectively, these transactions are referred to in this Prospectus as "Hedging and Other Strategic Transactions." The description in this Prospectus of each portfolio (including the introductory description under "Investment Objectives and Strategies") indicates which, if any, of these types of transactions may be used by the portfolio.

* A portfolio's interest rate transactions may take the form of swaps, caps, floors and collars.

** A portfolio's currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.

      Hedging and Other Strategic Transactions may be used for the following purposes:

      - to attempt to protect against possible changes in the market value of securities held or to be purchased by a portfolio resulting from securities markets or currency exchange rate fluctuations,

      - to protect a portfolio's unrealized gains in the value of its securities,

      - to facilitate the sale of a portfolio's securities for investment purposes,

      - to manage the effective maturity or duration of a portfolio's securities or

      - to establish a position in the derivatives markets as a substitute for purchasing or selling securities in a particular market.

      - to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

The ability of a portfolio to utilize Hedging and Other Strategic Transactions successfully will depend in part on its Subadviser's ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize Hedging and Other Strategic Transactions are different from those needed to select a portfolio's securities. If a transaction is not successful, it could result in a loss to the portfolio. These transactions may also increase the volatility of a portfolio and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed a portfolio's initial investment in such contracts. In addition, these transactions could result in a loss to the portfolio if the counterparty to the transaction does not perform as promised. A detailed discussion of various Hedging and Other Strategic Transactions, including applicable regulations of the CFTC and the requirement to segregate assets with respect to these transactions, appears in the Statement of Additional Information.

                             MANAGEMENT OF THE TRUST

ADVISORY ARRANGEMENTS

      John Hancock Investment Management Services, LLC (formerly, Manufacturers Securities Services, LLC) (the "Adviser") is the adviser to the Trust. The Adviser is a Delaware limited liability company whose principal offices are located at 601 Congress Street, Boston, Massachusetts 02210. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The ultimate controlling parent of the Adviser is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

      The Adviser administers the business and affairs of the Trust. The Adviser also selects, contracts with and compensates Subadvisers to manage the investment and reinvestment of the assets of all portfolios of the Trust. The Adviser does not itself manage any of the Trust portfolio assets but has ultimate responsibility to oversee the Subadvisers. In this connection, the Adviser (i) monitors the compliance of the Subadvisers with the investment objectives and related policies of each portfolio, (ii) reviews the performance of the Subadvisers and (iii) reports periodically on such performance to the Trustees of the Trust.

      The Trust has received an order from the SEC permitting the Adviser to appoint a Subadviser or change the terms of a subadvisory agreement pursuant to an agreement that is not approved by shareholders. The Trust, therefore, is able to change Subadvisers or the fees paid to Subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Adviser to appoint a Subadviser that is an affiliate of the Adviser or the Trust (other than by reason of serving as Subadviser to a portfolio) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

            As compensation for its services, the Adviser receives a fee from the Trust for each portfolio. The advisory fee for each portfolio is determined as an annual percentage of the current value of the aggregate net assets of the portfolio and one or more other portfolios of the Trust or other John Hancock funds as indicated in the notes to the following table, and that rate is applied to the assets of the portfolio. The fee, which is accrued and paid daily, is calculated for each day by multiplying the daily equivalent of the annual percentage rate for a portfolio by the value of the net assets of the portfolio at the close of business on the previous business day of the Trust.

            The following table presents the current schedule of the annual rates of management fees for each portfolio as a percentage of aggregate net assets as described above.

                                                                                                            EXCESS OVER
                                                        BETWEEN $500 MILLION AND    BETWEEN $1 BILLION     $2.5 BILLION
                                FIRST $500 MILLION OF   $1 BILLION OF AGGREGATE     AND $2.5 BILLION OF    OF AGGREGATE
PORTFOLIO                       AGGREGATE NET ASSETS           NET ASSETS          AGGREGATE NET ASSETS     NET ASSETS
Growth Opportunities Trust(1)          0.800%                    0.780%                   0.770%               0.760%
Intrinsic Value Trust(2)               0.780%                    0.760%                   0.750%               0.740%
U.S. Multi Sector Trust(3)             0.780%                    0.760%                   0.750%               0.740%
Growth Trust(4)                        0.800%                    0.780%                   0.770%               0.760%
Value Opportunities Trust(5)           0.800%                    0.780%                   0.770%               0.760%

(1) For purposes of determining Aggregate Net Assets, the net assets of both the Growth Opportunities Trust, a series of the Trust, and the Growth Opportunities Fund, a series of John Hancock Funds III, are included.

(2) For purposes of determining Aggregate Net Assets, the net assets of both the Intrinsic Value Trust, a series of the Trust and the Intrinsic Value Fund, a series of John Hancock Funds III, are included.

(3) For purposes of determining Aggregate Net Assets, the net assets of both the U.S. Multi Sector Trust, a series of the Trust, and the U.S. Multi Sector Fund, a series of John Hancock Funds II, are included.

(4) For purposes of determining Aggregate Net Assets, the net assets of both the Growth Trust, a series of the Trust, and the Growth Fund, a series of John Hancock Funds III, are included.

(5) For purposes of determining Aggregate Net Assets, the net assets of both the Value Opportunities Trust, a series of the Trust, and the Value Opportunities Fund, a series of John Hancock Funds III, are included.

                                                               BETWEEN $100 MILLION AND   EXCESS OVER $1 BILLION
                                    FIRST $100 MILLION OF      $1 BILLION OF AGGREGATE       OF AGGREGATE NET
           PORTFOLIO                AGGREGATE NET ASSETS(6)          NET ASSETS(6)               ASSETS(6)
International Growth Trust                 0.920%                       0.895%                    0.880%

(6)For purposes of determining Aggregate Net Assets, the net assets of both the International Growth Trust, a series of the Trust, and the International Growth Fund, a series of John Hancock Funds III, are included.

                                                        FIRST           EXCESS OVER
                   PORTFOLIO                       $250 MILLION(7)    $250 MILLION(7)
Small Company Growth Trust................             1.05%              1.00%

(7)When Aggregate Net Assets exceed $1 billion, the advisory fee for the Small Company Growth Trust is .100% on all assets. For purposes of determining Aggregate Net Assets, the net assets of:

the Small Company Growth Trust, the All Cap Growth Trust and the Mid Cap Core Trust, each a series of the Trust, and of the Small Company Growth Fund, the John Hancock All Cap Growth Fund and the Mid Cap Core Fund, each a series of John Hancock Funds II, are included.

                                                       FIRST            EXCESS OVER
                                                  $500 MILLION OF     $500 MILLION OF
                                                   AGGREGATE NET       AGGREGATE NET
                   PORTFOLIO                         ASSETS(8)           ASSETS(8)
Value & Restructuring Trust...............             0.850%              0.800%

(8)For purposes of determining Aggregate Net Assets, the net assets of:

the Value & Restructuring Trust, a series of the Trust, and the Value & Restructuring Fund, a series of John Hancock Funds II, are included.

                                                                      EXCESS OVER
                                                       FIRST          $250 MILLION
                                                  $250 MILLION OF          OF
                                                   AGGREGATE NET       AGGREGATE
                   PORTFOLIO                          ASSET(9)        NET ASSETS(9)
Spectrum Income Trust.....................             0.800%            0.725%

(9) For purposes of determining Aggregate Net Assets, the net asset of:

the Spectrum Income Trust, a series of the Trust, and the Spectrum Income Fund, a series of John Hancock Funds II, are included.

                                                                 BETWEEN
                                                                  $250        BETWEEN       EXCESS
                                                    FIRST        MILLION        $500         OVER
                                                    $250        AND $500      MILLION     $1 BILLION
                                                 MILLION OF    MILLION OF      AND $1         OF
                                                  AGGREGATE     AGGREGATE    BILLION OF    AGGREGATE
                                                     NET           NET       AGGREGATE        NET
                   PORTFOLIO                      ASSETS(10)    ASSETS(10) NET ASSETS(10)  ASSETS(10)
Vista Trust...............................         0.900%       0.850%        0.825%        0.800%

(10)For purposes of determining Aggregate Net Assets, the net assets of:
the Vista Trust, a series of the Trust, and the Vista Fund, a series of John Hancock Funds II, are included.

      A discussion regarding the basis for the Board of Trustees approving the Advisory Agreement is available in the Trust's semi annual report to shareholders for the six month period ended June 30, 2005.

Expense Reimbursement.

      All Portfolios. Advisory fees are reduced or the Adviser reimburses the Trust if the total of all expenses (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business) applicable to a portfolio exceeds the annual rate specified below of the average annual net assets of the portfolio:

      -     0.75% in the case of the International Growth Trust

      -     0.50% in the case of all other portfolios.

      These expense limitations will continue in effect unless otherwise terminated by the Adviser upon notice to the Trust. These voluntary expense reimbursements may be terminated any time.

      Series III Shares. The Adviser has voluntarily agreed to reduce its advisory fee for Series III shares of a portfolio of the Trust in an amount equal to the amount of transfer agency fees and blue sky fees for Series III shares of the portfolio accrued for the time period for which the advisory fee is paid and, if necessary, to remit to that class of the portfolio an amount necessary to pay such expenses. This voluntary expense reimbursement may be terminated at any time by the Adviser.

SUBADVISORY ARRANGEMENTS

      Under the terms of each of the Subadvisory Agreements, the Subadviser manages the assets of the assigned portfolios, subject to the supervision of the Adviser and the Trustees of the Trust. The Subadviser formulates a continuous investment program for each such portfolio consistent with its investment objectives and policies outlined in this Prospectus. Each Subadviser regularly reports to the Adviser and the Trustees of the Trust with respect to the implementation of such programs.

      A discussion regarding the basis for the Board of Trustees approving each subadvisory agreement is available in the Trust's semi annual report to shareholders for the six month period ended June 30, 2005.

                               MULTICLASS PRICING

MULTIPLE CLASSES OF SHARES

      The Trust may issue five classes of shares, NAV Shares, Series I shares (formerly referred to as Class A shares), Series II shares (formerly referred to as Class B shares), Series III (also referred to as "Class R shares") and Series IIIA shares (for the Lifestyle Trusts only). Each class of shares is the same except for differences in class expenses, including different Rule 12b-1 fees, and voting rights.

      Series III Shares. Only certain "Qualified Plans" and certain permitted entities may invest in Series III shares. For this purpose, a "Qualified Plan" includes: (i) a plan described in Section 401(a) of the Code; (ii) an annuity plan described in 403(a) of the Code; (iii) an annuity contract described in
Section 403(b) of the Code, including a custodial account described in Section 403(b)(7) of the Code; (iv) an individual retirement account described in
Section 408(a) of the Code; (v) an individual retirement annuity described in
Section 408(b) of the Code; (vi) a
governmental plan within the meaning of Section 414(d) of the Code; (vii) an eligible deferred compensation plan described in Section 457(b) of the Code;
(viii) a simplified employee pension described in Section 408(k) of the Code;
(ix) a plan described in Section 501(c)(18) of the Code; and (x) any other trust, plan, account, contract, or annuity that the Internal Revenue Service has determined to be within the scope of Section 1.817-5(f)(3)(iii) of the Income Tax Regulations.

RULE 12B-1 PLANS OF EACH CLASS

      NAV shares are not subject to a Rule 12b-1 fee.

      Series I shares of each portfolio are subject to a Rule 12b-1 fee of .05% of Series I share average daily net assets.

      Series II shares of each portfolio are subject to a Rule 12b-1 fee of up to .25% of Series II share average daily net assets.

      Series III shares of each portfolio are subject to a Rule 12b-1 fee of up to .40% of Series III share average daily net assets.

      Rule 12b-1 fees will be paid to the Trust's Distributor, John Hancock Distributors, LLC (formerly, Manulife Financial Securities LLC), or any successor thereto.

      To the extent consistent with applicable laws, regulations and rules, the Distributor may use Rule 12b-1 fees:

            (i) for any expenses relating to the distribution of the shares of the class,

            (ii) for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and

            (iii) for the payment of "service fees" that come within Rule 2830(d)(5) of the Rules of Fair Practice of the National Association of Securities Dealers, Inc.

      Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from a portfolio to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the portfolio serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding sentence; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Currently, all such payments are made to insurance companies affiliated with the Trust's investment adviser and Distributor. However, payments may be made to nonaffiliated insurance companies in the future.

      Rule 12b-1 fees are paid out of a portfolio's assets on an ongoing basis. Therefore, these fees will increase the cost of an investment in a portfolio and may, over time, be greater than other types of sales charges.

                               GENERAL INFORMATION

TAXES

QUALIFICATION AS A REGULATED INVESTMENT COMPANY
DIVERSIFICATION REQUIREMENTS APPLICABLE TO INSURANCE COMPANY SEPARATE ACCOUNTS

      The Trust intends to take the steps necessary to qualify each portfolio as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and believes that each portfolio will so qualify. As a result of qualifying as a regulated investment company, each portfolio will not be subject to U.S. Federal income tax on its net investment income and net capital gain that it distributes to its shareholders in each taxable year provided that it distributes to its shareholders at least 90% of its net investment income for such taxable year. Net investment income is defined as investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid and excluding net capital gains. Net capital gain is defined as the excess of its net realized long-term capital gain over its net realized short-term capital loss. Each portfolio is subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of ordinary income and capital gain net income. To the extent possible, each portfolio intends to make sufficient distributions to avoid the application of both corporate income and excise taxes.

      Because the Trust complies with the ownership restrictions of Treas. Reg.
Section 1.817-5(f) and Rev. Rule 81-225 (no direct ownership by the public), each insurance company separate account will be treated as owning its proportionate share of the assets of any portfolio in which it invests, provided that the portfolio qualifies as a regulated investment company. Therefore, each portfolio intends to meet the additional diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code. These requirements generally provide that no more than 55% of the value of the assets of a portfolio may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.

      If a portfolio failed to qualify as a regulated investment company, owners of contracts based on the portfolio:

      - would be treated as owning shares of the portfolio (rather than their proportionate share of the assets of such portfolio) for purposes of the diversification requirements under Subchapter L of the Code, and as a result might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral, and

      - the portfolio would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification.

      In addition, if a portfolio failed to comply with the diversification requirements of the regulations under Subchapter L of the Code, owners of contracts based on the portfolio might be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Adviser and the Subadvisers and it is intended that the portfolios will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a portfolio, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Subadvisers might otherwise believe to be desirable.

FOREIGN INVESTMENTS

      Portfolios investing in foreign securities or currencies may be required to pay withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. The investment yield of any portfolio that invests in foreign securities or currencies will be reduced by these foreign taxes. The foreign tax credit, if any, allowable with respect to such foreign taxes will not benefit owners of variable annuity or variable life insurance contracts who allocate investments to a portfolio of the Trust.

TAX IMPLICATIONS FOR INSURANCE CONTRACTS WITH INVESTMENTS ALLOCATED TO THE TRUST

      For information regarding the tax implications for the purchaser of a variable annuity or life insurance contract who allocates investments to a portfolio of the Trust, please refer to the prospectus for the contract.

      The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. The Code and Regulations are subject to change, possibly with retroactive effect. See "Additional Information Concerning Taxes" in the Statement of Additional Information for additional information on taxes.

DIVIDENDS

      The Trust intends to declare as dividends substantially all of the net investment income, if any, of each portfolio. Dividends from the net investment income and the net capital gain, if any, for each portfolio except the Money Market Trust will be declared not less frequently than annually and reinvested in additional full and fractional shares of that portfolio or paid in cash. Dividends from net investment income and net capital gain, if any, for the Money Market Trust will be declared and reinvested, or paid in cash, daily.

PURCHASE AND REDEMPTION OF SHARES

      Shares of each portfolio of the Trust are offered continuously, without sales charge, at a price equal to their net asset value. The Trust sells its shares directly without the use of any underwriter. Shares of each portfolio of the Trust are sold and redeemed at their net asset value next computed after a purchase payment or redemption request is received by the shareholder from the contract owner or after any other purchase or redemption order is received by the Trust. Depending upon the net asset value at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, the Trust may suspend the right of redemption or postpone the date of payment beyond seven days during any period when:

      - trading on the New York Stock Exchange is restricted, as determined by the SEC, or such Exchange is closed for other than weekends and holidays;

      - an emergency exists, as determined by the SEC, as a result of which disposal by the Trust of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the value of its net assets; or

      - the SEC by order so permits for the protection of security holders of the Trust.

Calculation of Net Asset Value

      The net asset value of the shares of each portfolio is determined once daily as of the close of day-time trading of the New York Stock Exchange, Monday through Friday, except that no determination is required on:

            (i) days on which changes in the value of such portfolio's portfolio securities will not materially affect the current net asset value of the shares of the portfolio,

            (ii) days during which no shares of such portfolio are tendered for redemption and no order to purchase or sell such shares is received by the Trust, or

            (iii) the following business holidays or the days on which such holidays are observed by the New York Stock Exchange: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

      The net asset values per share of all portfolios described in this prospectus are computed by:

            (i) adding the sum of the value of the securities held by each portfolio plus any cash or other assets it holds,

            (ii) subtracting all its liabilities, and

            (iii) dividing the result by the total number of shares outstanding of that portfolio at such time.

      Valuation of Securities. Securities held by each of the portfolios described in this prospectus, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, portfolio securities are valued at fair value as determined in good faith by the Trustees. The Trustees have delegated the responsibility to fair value securities to the Trust's Pricing Committee (the "Pricing Committee"), and actual calculation of fair value may be made by persons acting pursuant to the direction of the Trustees.

      Generally, trading (i) in non-U.S. securities, (ii) U.S. Government Securities and (iii) money market instruments is substantially completed each day at various times prior to the close of trading of the New York Stock Exchange. The values of such securities used in computing the net asset value of a portfolio's shares are generally determined as of such times. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Trustees or their designee believe accurately reflects its fair value.

      In deciding whether to make a fair value adjustment to the price of a security, the Trustees or their designee may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Trust may also fair value securities in other situations, for example, when a particular foreign market is closed but the Trust is calculating the net asset value for its portfolios. In view of these factors, it is likely that Trust portfolios investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than Trust portfolios investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large capitalization U.S. issuers.

      For purposes of determining when fair value adjustments may be appropriate with respect to Trust portfolios that invest in securities in foreign markets that close prior to the New York Stock Exchange, the Trust will, on an ongoing basis, monitor for "significant market events." A "significant market event" is a certain percentage change in the value of the S&P index or of certain "i-Share Exchange Traded Funds" ("i-Shares") which track foreign markets in which Trust portfolios have significant investments. If a significant market event occurs due to a change in the value of the S&P index or of i-Shares, the pricing for all Trust portfolios that invest in foreign market that have closed prior to the New York Stock Exchange will promptly be reviewed and potential adjustments to the net asset value of such portfolios will be recommended to the Trust's Pricing Committee where applicable.

      Fair value pricing of securities is intended to help ensure that the net asset value of a portfolio's shares reflects the value of the portfolio's securities as of the close of the New York Stock Exchange (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a portfolio at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, a security's valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

      Money market instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis.

DISRUPTIVE SHORT TERM TRADING

      None of the Trust's portfolios are designed for short-term trading since such activity may increase portfolio transaction costs, disrupt management of a portfolio (affecting a subadviser's ability to effectively manage a portfolio in accordance with its investment objective and policies) and dilute the interest in a portfolio held for long-term investment ("Disruptive Short-Term Trading"). An investor should invest in the Trust's portfolios for long-term investment purposes only.

      The Trust seeks to deter and prevent Disruptive Short-Term Trading through several methods:

First, to the extent that there is a delay between a change in the value of a portfolio's holdings, and the time when that change is reflected in the net asset value of the portfolio's shares, the portfolio is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net assets values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometime referred to as "stale price arbitrage," by the appropriate use of "fair value" pricing of the securities in the Trust's portfolios. See "Purchases and Redemption of Shares" above for further information on fair value pricing.

      Second, the Trust will seek to monitor purchases and redemptions of Trust shares. If management of the Trust becomes aware of Disruptive Short-Term Trading in any separate account of an insurance company that uses the Trust as its underlying investment vehicle, the Trust will request that the insurance company take appropriate action to ensure that the Disruptive Short-Term Trading ceases. If the Disruptive Short-Term Trading continues, the Trust will request that the insurance company impose restrictions on such trading. There can be no assurance that the insurance company will comply with the Trust's request. The Trust will cooperate with efforts by the insurance companies to limit excessive transfers in the Trust's portfolios by contract holders in their insurance products.

      Third, Series III and Series IIIA shares of the Trust are sold directly to qualified retirement plans and the Trust restricts transfers to two per month per account for these shares. (For purposes of this restriction, all transfers made during the period from the opening of trading each day the net asset value of the shares are determined (usually 9 a.m.) to the close of trading that day (the close of day-time trading of the New York Stock Exchange (usually 4 p.m.)) are considered one transfer.) Shareholders may, however, transfer to the Money Market Trust even if the two transfer per month limit has been reached if 100% of the assets in an account are transferred to the Money Market Trust. If such a transfer to the Money Market Trust is made, for a 30 day period after such transfer, no subsequent transfers from the Money Market Trust to another portfolio of the Trust may be made. This restriction is applied uniformly to all participants in qualified retirement plans.

      Investors in the Trust should note that insurance companies have legal and technological limitations on their ability to impose restrictions on Disruptive Short-Term Trading and that restrictions may vary among insurance companies and by insurance product. Investors should also note that by their nature, insurance company separate accounts and omnibus or other nominee accounts, in which purchases and sales of portfolio shares by multiple investors are aggregated for presentation to a portfolio on a net basis make it more difficult for the Trust to identify short-term transactions in a portfolio and the investor who is effecting the transaction. Therefore, no assurance can be given that the Trust will be able to impose uniform restrictions on all insurance companies and all insurance products or that it will be able to successfully impose restrictions on all Disruptive Short-Term Trading. If the Trust is unsuccessful in restricting Disruptive Short-Term Trading, the portfolios may incur higher brokerage costs, may maintain higher cash levels (limiting their ability to achieve their investment objective and affecting the subadviser's ability to effectively manage them) and may be exposed to dilution with respect to interests held for long-term investment.

      Market timers may target portfolios with the following types of investments:

      1. portfolios with significant investments in foreign securities traded on markets that close before the portfolio determines its net asset value. The following Trust portfolios have significant investments in foreign securities:

      International Growth Trust
      Vista Trust

      2. portfolios with significant investments in high yield securities that are infrequently traded. The following Trust portfolios have significant investments in high yield securities:

      Spectrum Income Trust

      3. Portfolios with significant investments in small cap securities. The following portfolios have significant investments in small cap securities:

      Growth Opportunities Trust
      Value Opportunities Trust
      Small Company Growth Trust
      Vista Trust

Market timers may also target portfolios with other types of investments for frequent trading of shares.

POLICY REGARDING DISCLOSURE OF TRUST PORTFOLIO HOLDINGS

      The Statement of Additional Information of the Trust contains a description of the Trust's policies and procedures regarding disclosure of Trust portfolio holdings. (See "Procedures Regarding Disclosure of Trust Portfolio Holdings")

      The ten largest holdings of each Trust portfolio will be posted to the website listed below 30 days after each calendar quarter end. This information will remain on the website until the date the Trust files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Trust's Form N-CSR and Form N-Q will contain each portfolio's entire portfolio holdings as of the applicable calendar quarter end.

 http://www.johnhancockannuities.com/Marketing/Portfolio/PortfolioIndexPage.aspx

PURCHASERS OF SHARES OF THE TRUST

      Shares of the Trust may be sold to insurance company separate accounts for both variable annuity and variable life insurance contracts, to certain qualified pension and retirement plans ("Qualified Plans") and to the Lifestyle Trusts (a fund of funds which invests in Trust portfolios). Due to differences in tax treatments and other considerations, the interests of various contract owners participating in the Trust and the interests of Qualified Plans investing the Trust may conflict. The Board of Trustees of the Trust will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

ADDITIONAL INFORMATION

      Additional information about the Trust's investments is available in the Trust's annual and semi-annual reports to shareholders. The Trust's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Trust's performance during its last fiscal year.

      Additional information about the Trust is also contained in the Statement of Additional Information dated the same date as this Prospectus. The Statement of Additional Information is incorporated by reference into this Prospectus. The annual and semi-annual reports, the Statement of Additional Information and other information about the Trust are available upon request and without charge by writing the Trust at 601 Congress Street, Boston, MA 02210 or calling the Trust at (800) 344-1029.

Shareholder inquiries should also be directed to this address and phone number. In addition, the Trust's annual and semi-annual reports and Statement of Additional Information are available without charge through the following website: www.johnhancockannuities.com

      Information about the Trust (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission ("SEC") at 1-202-942-8090. Reports and other information about the Trust are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section in Washington D.C. 20549-0102.

                                     PART B

                       Statement of Additional Information

                       STATEMENT OF ADDITIONAL INFORMATION

                               JOHN HANCOCK TRUST
                   (formerly, Manufacturers Investment Trust)
                                  (the "Trust")

      This Statement of Additional Information is not a prospectus but should be read in conjunction with the Trust's Prospectuses dated October ___, 2005 relating to the portfolios of the Trust listed below, which may be obtained from the Trust, 601 Congress Street, Boston, Massachusetts, 02210.

SMALL CAP PORTFOLIOS
Small Company Growth Trust

SMALL/MID CAP PORTFOLIOS
Growth Opportunities Trust
Value Opportunities Trust

MID CAP PORTFOLIOS
Vista Trust

LARGE CAP PORTFOLIOS
Intrinsic Value Trust
Growth Trust

MULTI CAP PORTFOLIOS
U.S. Multi Sector Trust

INTERNATIONAL PORTFOLIOS
International Growth Trust

FIXED INCOME PORTFOLIOS
Spectrum Income Trust

SPECIALTY PORTFOLIOS
Value & Restructuring Trust

       The date of this Statement of Additional Information is _____, 2005

                                TABLE OF CONTENTS

INVESTMENT POLICIES
           Money Market Instruments
           U.S. Government and Government Agency Obligations
           Canadian and Provincial Government and Crown Agency Obligations Certificates of Deposit and Bankers' Acceptances
           Commercial Paper
           Corporate Obligations
           Repurchase Agreements
           Foreign Repurchase Agreements
           Other Instruments
           Warrants
           Reverse Repurchase Agreements
           Mortgage Securities
           Asset-Backed Securities
           Zero Coupon Securities, Deferred Interest Bond and Pay-in-Kind Bonds Loans and Other Direct Debt Instruments
           High Yield (High Risk) Domestic Corporate Debt Securities
           Brady Bonds
           Sovereign Debt Obligations
           Indexed Securities
           Hybrid Instruments
           ADRs, EDRs and GDRs
           Variable and Floating Rate Obligations
           Exchange Traded Funds
           Additional Investment Policies
           Lending Securities
           When-Issued Securities ("Forward Commitments")
           Mortgage Dollar Rolls
           Illiquid Securities
           Short Sales
           Investment In Other Investment Companies
           Loan Participations and Assignments
RISK FACTORS
       High Yield (High Risk) Securities
       Foreign Securities
HEDGING AND OTHER STRATEGIC TRANSACTIONS
       General Characteristics of Options
       General Characteristics of Futures Contracts and Options on Futures
           Contracts
       Stock Index Futures
       Options on Securities Indices and Other Financial Indices
       Yield Curve Options
       Currency Transactions
       Combined Transactions
       Swaps, Caps, Floors and Collars
       Eurodollar Instruments
       Risk Factors
       Risks of Hedging and Other Strategic Transactions Outside the United
           States
       Use of Segregated and Other Special Accounts
       Other Limitations
INVESTMENT RESTRICTIONS
       Fundamental
       Nonfundamental
       Additional Investment Restrictions
PORTFOLIO TURNOVER

MANAGEMENT OF THE TRUST
       Duties and Compensation of Trustees
       Trustee Ownership of Trust Portfolios
INVESTMENT MANAGEMENT ARRANGEMENTS
       The Advisory Agreement
       The Subadvisory Agreements
       Information Applicable to Both the Advisory Agreement and the Subadvisory
           Agreements
       Business Arrangement between the Adviser and Grantham, Mayo, Van Otterloo
           & Co. LLC ("GMO")
DISTRIBUTOR;  RULE 12B-1 PLANS
PORTFOLIO BROKERAGE
PURCHASE AND REDEMPTION OF SHARES
DETERMINATION OF NET ASSET VALUE
PROCEDURES REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS
SHAREHOLDERS OF THE TRUST
HISTORY OF THE TRUST
ORGANIZATION OF THE TRUST
ADDITIONAL INFORMATION CONCERNING TAXES
REPORTS TO SHAREHOLDERS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS
CUSTODIAN
CODE OF ETHICS
PROXY VOTING POLICIES
APPENDIX I - Debt Security Ratings
APPENDIX II Standard & Poor's Corporation Disclaimers
APPENDIX III - Information Regarding Portfolio Managers of the Trust Portfolios
       A I M Capital Management, Inc.
               Applicable to Small Company Growth Trust
       American Century Investment Management, Inc.
               Applicable to Vista Trust
       Grantham, Mayo, Van Otterloo & Co. LLC
               Applicable to Growth Trust, International Growth Trust, Intrinsic
                     Value Trust,
               Growth Opportunities Trust, U.S. Multi Sector Trust and Value
                     Opportunities Trust
       T. Rowe Price Associates, Inc.
               Applicable to Spectrum Income Trust
       United States Trust Company
               Applicable to Value and Restructuring Trust

APPENDIX IV - PROXY VOTING POLICIES
       John Hancock Trust (applicable to all Portfolios)
       A I M Capital Management, Inc.
               Applicable to Small Company Growth Trust
       American Century Investment Management, Inc.
               Applicable to Vista Trust
       Grantham, Mayo, Van Otterloo & Co. LLC
               Applicable to Growth Trust, International Growth Trust, Intrinsic
                   Value Trust,
               Growth Opportunities Trust, U.S. Multi Sector Trust and Value
                   Opportunities Trust
       T. Rowe Price Associates, Inc.
               Applicable to Spectrum Income Trust
       United States Trust Company
               Applicable to Value and Restructuring Trust

                               INVESTMENT POLICIES

MONEY MARKET INSTRUMENTS

      Certain of the instruments listed below may also be purchased by aportfolio in accordance with its investment policies. In addition, certain portfolios may purchase money market instruments (and other securities as noted under each portfolio description) for temporary defensive purposes.

      1. U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

            U.S. Government Obligations. U.S. Government obligations are debt securities issued or guaranteed as to principal or interest by the U.S. Treasury. These securities include treasury bills, notes and bonds.

            GNMA Obligations. GNMA obligations are mortgage-backed securities guaranteed by the Government National Mortgage Association which guarantee is supported by the full faith and credit of the U.S. government.

            U.S. Agency Obligations. U.S. Government agency obligations are debt securities issued or guaranteed as to principal or interest by an agency or instrumentality of the U.S. Government pursuant to authority granted by Congress. U.S. Government agency obligations include, but are not limited to:

      -     Student Loan Marketing Association,

      -     Federal Home Loan Banks,

      -     Federal Intermediate Credit Banks and

      -     the Federal National Mortgage Association.

            U.S. Instrumentality Obligations. U.S. instrumentality obligations include, but are not limited to, the Export-Import Bank and Farmers Home Administration.

    Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities are supported by the right of the issuer to borrow from the U.S. Treasury or the Federal Reserve Banks, such as those issued by Federal Intermediate Credit Banks. Others, such as those issued by the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Banks ("FHLBs") and the Federal Home Loan Mortgage Corporation ("Freddie Mac") are supported by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. In addition, other obligations such as those issued by the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality. There are also separately traded interest components of securities issued or guaranteed by the U.S. Treasury.

      No assurance can be given that the U.S. Government will provide financial support for the obligations of such U.S. Government-sponsored agencies or instrumentalities in the future, since it is not obligated to do so by law. In this document, "U.S. Government securities" refers not only to securities issued or guaranteed as to principal or interest by the U.S. Treasury but also to securities that are backed only by their own credit and not the full faith and credit of the U.S. Government.

      2. CANADIAN AND PROVINCIAL GOVERNMENT AND CROWN AGENCY OBLIGATIONS

            Canadian Government Obligations. Canadian Government obligations are debt securities issued or guaranteed as to principal or interest by the Government of Canada pursuant to authority granted by the Parliament of Canada and approved by the Governor in Council, where necessary. These securities include treasury bills, notes, bonds, debentures and marketable Government of Canada loans.

            Canadian Crown Obligations. Canadian Crown agency obligations are debt securities issued or guaranteed by a Crown corporation, company or agency ("Crown agencies") pursuant to authority granted by the Parliament of Canada and approved by the Governor in Council, where necessary. Certain Crown agencies are by statute agents of Her Majesty in right of Canada, and their obligations, when properly authorized, constitute direct obligations of the Government of Canada. These obligations include, but are not limited to, those issued or guaranteed by the:

      -     Export Development Corporation,

      -     Farm Credit Corporation,

      -     Federal Business Development Bank, and

      -     Canada Post Corporation.

      In addition, certain Crown agencies which are not by law agents of Her Majesty may issue obligations which by statute the Governor in Council may authorize the Minister of Finance to guarantee on behalf of the Government of Canada. Other Crown agencies which are not by law agents of Her Majesty may issue or guarantee obligations not entitled to be guaranteed by the Government of Canada. No assurance can be given that the Government of Canada will support the obligations of Crown agencies which are not agents of Her Majesty, which it has not guaranteed, since it is not obligated to do so by law.

            Provincial Government Obligations. Provincial Government obligations are debt securities issued or guaranteed as to principal or interest by the government of any province of Canada pursuant to authority granted by the provincial Legislature and approved by the Lieutenant Governor in Council of such province, where necessary. These securities include treasury bills, notes, bonds and debentures.

            Provincial Crown Agency Obligations. Provincial Crown agency obligations are debt securities issued or guaranteed by a provincial Crown corporation, company or agency ("Provincial Crown Agencies") pursuant to authority granted by the provincial Legislature and approved by the Lieutenant Governor in Council of such province, where necessary. Certain provincial Crown agencies are by statute agents of Her Majesty in right of a particular province of Canada, and their obligations, when properly authorized, constitute direct obligations of such province. Other provincial Crown agencies which are not by law agents of Her Majesty in right of a particular province of Canada may issue obligations which by statute the Lieutenant Governor in Council of such province may guarantee, or may authorize the Treasurer thereof to guarantee, on behalf of the government of such province. Finally, other provincial Crown agencies which are not by law agencies of Her Majesty may issue or guarantee obligations not entitled to be guaranteed by a provincial government. No assurance can be given that the government of any province of Canada will support the obligations of Provincial Crown Agencies which are not agents of Her Majesty and which it has not guaranteed, as it is not obligated to do so by law. Provincial Crown Agency obligations described above include, but are not limited to, those issued or guaranteed by a:

      -     provincial railway corporation,

      -     provincial hydroelectric or power commission or authority,

      -     provincial municipal financing corporation or agency, and

      -     provincial telephone commission or authority.

      3. CERTIFICATES OF DEPOSIT AND BANKERS' ACCEPTANCES

            Certificates of Deposit. Certificates of deposit are certificates issued against funds deposited in a bank or a savings and loan. They are issued for a definite period of time and earn a specified rate of return.

            Bankers' Acceptances. Bankers' acceptances are short-term credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligations both of the bank and of the drawer to pay the face amount of the instrument upon maturity. They are primarily used to finance the import, export, transfer or storage of goods. They are "accepted" when a bank guarantees their payment at maturity.

      All portfolios of the Trust may acquire obligations of foreign banks and foreign branches of U.S. banks. These obligations are not insured by the Federal Deposit Insurance Corporation.

      4. COMMERCIAL PAPER

      Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

            Variable Amount Master Demand Notes. Variable amount master demand notes are obligations that permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The investing (i.e., "lending") portfolio has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded. There is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time.

      A portfolio will only invest in variable amount master demand notes issued by companies which, at the date of investment, have an outstanding debt issue rated "Aaa" or "Aa" by Moody's or "AAA" or "AA" by S&P and which the applicable Subadviser has determined present minimal risk of loss to the portfolio. A Subadviser will look generally at the financial strength of the issuing company as "backing" for the note and not to any security interest or supplemental source such as a bank letter of credit. A variable amount master demand note will be valued on each day a portfolio's net asset value is determined. The net asset value will generally be equal to the face value of the note plus accrued interest unless the financial position of the issuer is such that its ability to repay the note when due is in question.

      5. CORPORATE OBLIGATIONS

      Corporate obligations include bonds and notes issued by corporations to finance long-term credit needs.

      6. REPURCHASE AGREEMENTS

      Repurchase agreements are arrangements involving the purchase of an obligation by a portfolio and the simultaneous agreement to resell the same obligation on demand or at a specified future date and at an agreed upon price. A repurchase agreement can be viewed as a loan made by a portfolio to the seller of the obligation with such obligation serving as collateral for the seller's agreement to repay the amount borrowed with interest. Repurchase agreements permit a portfolio the opportunity to earn a return on cash that is only temporarily available. A portfolio may enter into a repurchase agreement with banks, brokers or dealers. However, a portfolio will enter into a repurchase agreement with a broker or dealer only if the broker or dealer agrees to deposit additional collateral should the value of the obligation purchased by the portfolio decrease below the resale price.

      Generally, repurchase agreements are of a short duration, often less than one week but on occasion for longer periods. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchase obligation, including the interest accrued thereon.

      The Subadvisers, on behalf of the portfolios they advise, shall engage in a repurchase agreement transactions only with those banks or broker/dealers who meet the Subadviser's quantitative and qualitative criteria regarding creditworthiness, asset size and collateralization requirements. The counterparties to a repurchase agreement transaction are limited to a:

      -     Federal Reserve System member bank,

      - primary government securities dealer reporting to the Federal Reserve Bank of New York's Market Reports Division, or

      - broker/dealer which reports U.S. Government securities positions to the Federal Reserve Board.

The Subadvisers will continuously monitor the transaction to ensure that the collateral held with respect to a repurchase agreement equals or exceeds the amount of the respective obligation.

      The risk to a portfolio in a repurchase agreement transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. If an issuer of a repurchase agreement fails to repurchase the underlying obligation, the loss to the portfolio, if any, would be the difference between the repurchase price and the underlying obligation's market value. A portfolio might also incur certain costs in liquidating the underlying obligation. Moreover, if bankruptcy or other insolvency proceedings are commenced with respect to the seller, realization upon the underlying obligation by the Trust might be delayed or limited.

      7. FOREIGN REPURCHASE AGREEMENTS

      Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by a portfolio may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, the portfolio may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the portfolio is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets, or relating to emerging markets, may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.

OTHER INSTRUMENTS

      The following discussion provides an explanation of some of the other instruments in which certain portfolios (as indicated) may invest.

1. WARRANTS

Subject to certain restrictions, each of the portfolios may purchase warrants, including warrants traded independently of the underlying securities. Warrants are rights to purchase securities at specific prices and are valid for a specific period of time. Warrant prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants cease to have value if not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

2. REVERSE REPURCHASE AGREEMENTS

Each portfolio of the Trust may enter into "reverse" repurchase agreements. Under a reverse repurchase agreement, a portfolio sells a debt security and agrees to repurchase it at an agreed upon time and at an agreed upon price. The portfolio retains record ownership of the security and the right to receive interest and principal payments thereon. At an agreed upon future date, the portfolio repurchases the security by remitting the proceeds previously received, plus interest. The difference between the amount the portfolio receives for the security and the amount it pays on repurchase is payment of interest. In certain types of agreements, there is no agreed-upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate. A reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a portfolio's net asset value per share. Each portfolio will cover its repurchase agreement transactions by maintaining in a segregated custodial account cash, Treasury bills or other U.S. Government securities having an aggregate value at least equal to the amount of such commitment to repurchase including accrued interest, until payment is made.

      3. MORTGAGE SECURITIES

            Prepayment of Mortgages. Mortgage securities differ from conventional bonds in that principal is paid over the life of the securities rather than at maturity. As a result, a portfolio which invests in mortgage securities receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When a portfolio reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is higher or lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of debt securities as a means of locking in long term interest rates.

      In addition, because the underlying mortgage loans and assets may be prepaid at any time, if a portfolio purchases mortgage securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will increase yield to maturity. Conversely, if a portfolio purchases these securities at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected payments will reduce yield to maturity.

            Adjustable Rate Mortgage Securities. Adjustable rate mortgage securities are similar to the fixed rate mortgage securities discussed above, except that unlike fixed rate mortgage securities, adjustable rate mortgage securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. Most adjustable rate mortgage securities provide for an initial mortgage rate that is in effect for a fixed period, typically ranging from three to twelve months. Thereafter, the mortgage interest rate will reset periodically in accordance with movements in a specified published interest rate index. The amount of interest due to an adjustable rate mortgage holder is determined in accordance with movements in a specified published interest rate index by adding a pre-determined increment or "margin" to the specified interest rate index. Many adjustable rate mortgage securities reset their interest rates based on changes in:

      - one-year, three-year and five-year constant maturity Treasury Bill rates,

      -     three-month or six-month Treasury Bill rates,

      -     11th District Federal Home Loan Bank Cost of Funds,

      -     National Median Cost of Funds, or

      - one-month, three-month, six-month or one-year London Interbank Offered Rate ("LIBOR") and other market rates.

      During periods of increasing rates, a portfolio will not benefit from such increase to the extent that interest rates rise to the point where they cause the current coupon of adjustable rate mortgages held as investments to exceed any maximum allowable annual or lifetime reset limits or "cap rates" for a particular mortgage. In this event, the value of the mortgage securities in a portfolio would likely decrease. During periods of declining interest rates, income to a portfolio derived from adjustable rate mortgages which remain in a mortgage pool may decrease in contrast to the income on fixed rate mortgages, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments. Also, a portfolio's net asset value could vary to the extent that current yields on adjustable rate mortgage securities held as investments are different than market yields during interim periods between coupon reset dates.

            Privately-Issued Mortgage Securities. Privately-issued mortgage securities provide for the monthly principal and interest payments made by individual borrowers to pass through to investors on a corporate basis, and in privately issued collateralized mortgage obligations, as further described below. Privately-issued mortgage securities are issued by private originators of, or investors in, mortgage loans, including:

      -     mortgage bankers,

      -     commercial banks,

      -     investment banks,

      -     savings and loan associations, and

      -     special purpose subsidiaries of the foregoing.

      Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of the Government National Mortgage Association
(GNMA) or Federal Home Loan Mortgage Corporation (FHLMC), such securities generally are structured with one or more types of credit enhancement. For a description of the types of credit enhancements that may accompany privately-issued mortgage securities, see "Types of Credit Support" below. A portfolio which invests in mortgage securities will not limit its investments to asset-backed securities with credit enhancements.

            Collateralized Mortgage Obligations ("CMOs"). CMOs generally are bonds or certificates issued in multiple classes that are collateralized by or represent an interest in mortgages. CMOs may be issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment banks or other similar institutions. Each class of CMOs, often referred to as a "tranche," may be issued with a specific fixed coupon rate (which may be zero) or a floating coupon rate. Each class of CMO's also has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrued on CMOs on a monthly, quarterly or semiannual basis. The principal of and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. The general goal sought to be achieved in allocating cash flows on the underlying mortgages to the various classes of a series of CMOs is to create tranches on which the expected cash flows have a higher degree of predictability than the underlying mortgages. As a general matter, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgages. The yields on these tranches are relatively higher than on tranches with more predictable cash flows. Because of the uncertainty of the cash flows on these tranches, and the sensitivity of these transactions to changes in prepayment rates on the underlying mortgages, the market prices of and yields on these tranches tend to be highly volatile.

      CMOs purchased by the portfolios may be:

(1) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government;

(2) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and the guarantee is collateralized by U.S. Government securities; or

(3) securities for which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. Government.

                  STRIPS. In addition to the U.S. Government securities discussed above, certain portfolios may invest in separately traded interest components of securities issued or guaranteed by the U.S. Treasury. The interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS"). Under the STRIPS program, the interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

                  Stripped Mortgage Securities. Stripped mortgage securities are derivative multi-class mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities in which the portfolios invest. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities may be illiquid and, together with any other illiquid investments, will not exceed 15% of a portfolio's net assets. See " Other Investment Policies. - Illiquid Securities".

      Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest only or "IO" class), while the other class will receive all of the principal (the principal only or "PO" class). The yield to maturity on an IO class is extremely sensitive to changes in prevailing interest rates and the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on an investing portfolio's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, such portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated highly.

      As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage securities described in the Prospectus and Statement of Additional Information, like other debt instruments, will tend to move in the opposite direction to interest rates. Accordingly, the Trust believes that investing in IOs, in conjunction with the other mortgage securities described in the Prospectus and SAI, will contribute to a portfolio's relatively stable net asset value.

      In addition to the stripped mortgage securities described above, each of the Strategic Bond, High Yield Trust and Value Trust may invest in similar securities such as Super principal only and Levered interest only which are more volatile than POs and IOs. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. Risks associated with Levered IOs and IOettes are similar in nature to those associated with IOs. The Strategic Bond Trust may also invest in other similar instruments developed in the future that are deemed consistent with the investment objectives, policies and restrictions of the portfolio.

      Under the Internal Revenue Code of 1986, as amended (the "Code"), POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the portfolio.

                  Inverse Floaters. Each of the Strategic Bond Trust, High Yield Trust and Value Trust may invest in inverse floaters. Inverse floaters may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Inverse floaters have greater volatility than other types of mortgage securities in which the portfolio invests (with the exception of stripped mortgage securities and there is a risk that the market value will vary from the amortized cost). Although inverse floaters are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, inverse floaters may be illiquid together with any other illiquid investments, will not exceed 15% of a portfolio's net assets. See "Other Investment Policies - Illiquid Securities".

      Inverse floaters are derivative mortgage securities which are structured as a class of security that receives distributions on a pool of mortgage assets. Yields on inverse floaters move in the opposite direction of short-term interest rates and at an accelerated rate.

      Types of Credit Support. Mortgage securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the impact of an obligor's failure to make payments on underlying assets, mortgage securities may contain elements of credit support. A discussion of credit support is described below under "Asset-Backed Securities."

      4. ASSET-BACKED SECURITIES

      The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. Through the use of trusts and special purpose corporations, automobile and credit card receivables are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to the CMO structure.

      Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of a shorter maturity than mortgage loans. As a result, investment in these securities should be subject to less volatility than mortgage securities. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, the portfolio must reinvest the prepaid amounts in securities with the prevailing interest rates at the time. Therefore, a portfolio's ability to maintain an investment including high-yielding asset-backed securities will be affected adversely to the extent that prepayments of principal must be reinvested in securities which have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss. A portfolio will only invest in asset-backed securities rated, at the time of purchase, AA or better by S&P or Aa or better by Moody's (in the case of the Strategic Bond Trust BBB or better by S&P or Baa or better by Moody's) or that the Subadviser believes are of comparable quality.

      As with mortgage securities, asset-backed securities are often backed by a pool of assets representing the obligation of a number of different parties and use similar credit enhancement techniques. For a description of the types of credit enhancement that may accompany asset-backed securities, see "Types of Credit Support" below. A portfolio will not limit its investments to asset-backed securities with credit enhancements. Although asset-backed securities are not generally traded on a national securities exchange, such securities are widely traded by brokers and dealers, and will not be considered illiquid securities for the purposes of the investment restriction on illiquid securities under "Additional Investment Policies" below.

                  Types of Credit Support. To lessen the impact of an obligor's failure to make payments on underlying assets, mortgage securities and asset-backed securities may contain elements of credit support. Such credit support falls into two categories:

      -     liquidity protection, and

      -     default protection

Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool of assets occurs in a timely fashion. Default protection provides against losses resulting from ultimate default and enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. A portfolio will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

      Some examples of credit support include:

      - "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class),

      - creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses), and

      - "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment on the securities and pay any servicing or other fees).

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      The ratings of mortgage securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or default protection are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of these securities could be reduced in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experienced on the underlying pool of assets is better than expected.

      The degree of credit support provided for each issue is generally based on historical information concerning the level of credit risk associated with the underlying assets. Delinquency or loss greater than anticipated could adversely affect the return on an investment in mortgage securities or asset-backed securities.

      5. ZERO COUPON SECURITIES, DEFERRED INTEREST BONDS AND PAY-IN-KIND BONDS

      Zero coupon securities, deferred interest bonds and pay-in-kind bonds involve special risk considerations. Zero coupon securities and deferred interest bonds are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. When a zero coupon security or a deferred interest bond is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding these securities until maturity know at the time of their investment what the return on their investment will be. The portfolios also may purchase pay-in-kind bonds. Pay-in-kind bonds are bonds that pay all or a portion of their interest in the form of debt or equity securities.

      Zero coupon securities, deferred interest bonds and pay-in-kind bonds are subject to greater price fluctuations in response to changes in interest rates than ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities and deferred interest bonds usually appreciate during periods of declining interest rates and usually depreciates during periods of rising interest rates.

                  Issuers of Zero Coupon Securities and Pay-In-Kind Bonds. Zero coupon securities and pay-in-kind bonds may be issued by a wide variety of corporate and governmental issuers. Although zero coupon securities and pay-in-kind bonds are generally not traded on a national securities exchange, these securities are widely traded by brokers and dealers and, to the extent they are widely traded, will not be considered illiquid for the purposes of the investment restriction under "Additional Investment Policies" below.

                  Tax Considerations. Current Federal income tax law requires the holder of a zero coupon security or certain pay-in-kind bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for Federal income and excise taxes, a portfolio may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

      6. LOANS AND OTHER DIRECT DEBT INSTRUMENTS

      Each portfolio may invest in loans and other direct debt instruments to the extent authorized by its investment policies. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a portfolio supply additional cash to a borrower on demand.

      7. HIGH YIELD (HIGH RISK) DOMESTIC CORPORATE DEBT SECURITIES

      High yield U.S. corporate debt securities in which the portfolios may invest include bonds, debentures, notes, bank loans, credit-linked notes and commercial paper. Most of these debt securities will bear interest at fixed rates except bank loans, which usually have floating rates. The portfolios may also invest in bonds with variable rates of interest or debt securities which involve equity features, such as equity warrants or convertible outright and participation features (i.e., interest or other payments, often in addition to a fixed rate of return, that are based on the borrower's attainment of specified levels of revenues, sales or profits and thus enable the holder of the security to share in the potential success of the venture).

      The market for high yield U.S. corporate debt securities has undergone significant changes since it was first established. Issuers in the U.S. high yield market originally consisted primarily of growing small capitalization companies and larger capitalization companies whose credit quality had declined from investment grade. During the

                                       11
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mid-1980s, participants in the U.S. high yield market issued high yield securities principally in connection with leveraged buyouts and other leveraged recapitalizations. In late 1989 and 1990, the volume of new issues of high yield U.S. corporate debt declined significantly and liquidity in the market decreased. Since early 1991, the volume of new issues of high yield U.S. corporate debt securities has increased substantially and secondary market liquidity has improved. During the same periods, the U.S. high yield debt market exhibited strong returns, and it continues to be an attractive market in terms of yield and yield spread over U.S. Treasury securities. Currently, most new offerings of U.S. high yield securities are being issued to refinance higher coupon debt and to raise funds for general corporate purposes as well as to provide financing in connection with leveraged transactions.

      8. BRADY BONDS

      Brady Bonds are debt securities issued under the framework of the "Brady Plan," an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. The Brady Plan framework, as it has developed, involves the exchange of external commercial bank debt for newly issued bonds (Brady Bonds). Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. Brady Bonds issued to date generally have maturities between 15 and 30 years from the date of issuance and have traded at a deep discount from their face value. In addition to Brady Bonds, the portfolios may invest in emerging market governmental obligations issued as a result of debt restructuring agreements outside of the scope of the Brady Plan.

      Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included:

      - the exchange of outstanding commercial bank debt for bonds issued at 100% of face value which carry a below-market stated rate of interest (generally known as par bonds),

      - bonds issued at a discount from face value (generally known as discount bonds),

      -     bonds bearing an interest rate which increases over time, and

      - bonds issued in exchange for the advancement of new money by existing lenders.

Discount bonds issued to date under the framework of the Brady Plan have generally borne interest computed semi-annually at a rate equal to 13/16 of one percent above the current six-month LIBOR rate. Regardless of the stated face amount and interest rate of the various types of Brady Bonds, the portfolios will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase.

      Certain sovereign bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due at maturity (typically 15 to 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds. Collateral purchases are financed by the International Monetary Fund (the "IMF"), the World Bank and the debtor nations' reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments, with the balance of the interest accruals being uncollateralized.

      The portfolios may purchase Brady Bonds with no or limited collateralization, and must rely for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.

      Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and are generally maintained through European transactional securities depositories. A substantial portion of the Brady Bonds and other sovereign debt securities in which the portfolios invest are likely to be acquired at a discount.

      9. SOVEREIGN DEBT OBLIGATIONS

      Each portfolio may invest in sovereign debt obligations to the extent authorized by its investment polices. Sovereign debt obligations are issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loan or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or

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

rescheduling of debt payments. In addition, prospects for repayment and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

      10. INDEXED SECURITIES

      Each portfolio may invest in indexed securities to the extent authorized by its investment policies. Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

      Currency indexed securities typically are short term to intermediate term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar denominated securities. Currency indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

      The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

      11. HYBRID INSTRUMENTS

Hybrid instruments (a type of potentially high-risk derivative) combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument ("Hybrid Instruments").

                  Characteristics of Hybrid Instruments. Generally, a Hybrid Instrument is a debt security, preferred stock, depository share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to the following:

      - prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles or commodities (collectively, "Underlying Assets") or

      - an objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks").

      Hybrid Instruments may take a variety of forms, including, but not limited to:

      - debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time,

      - preferred stock with dividend rates determined by reference to the value of a currency, or

      - convertible securities with the conversion terms related to a particular commodity.

Uses of Hybrid Instruments. Hybrid Instruments provide an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions.

      One approach is to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the investing portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly.

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      The purpose of this type of arrangement, known as a structured security with an embedded put option, is to give the portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that such a strategy will be successful and the value of the portfolio may decline; for example, if interest rates may not move as anticipated or credit problems could develop with the issuer of the Hybrid Instrument.

Risks of Investing in Hybrid Instruments. The risks of investing in Hybrid Instruments are a combination of the risks of investing in securities, options, futures and currencies. Therefore, an investment in a Hybrid Instrument may include significant risks not associated with a similar investment in a traditional debt instrument with a fixed principal amount, is denominated in U.S. dollars, or that bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published Benchmark. The risks of a particular Hybrid Instrument will depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. These risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and that may not be readily foreseen by the purchaser. Such factors include economic and political events, the supply and demand for the Underlying Assets, and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. See " Hedging and Other Strategic Transactions" below for a description of certain risks associated with investments in futures, options, and forward contracts.

Volatility. Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

Leverage Risk. Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates, but bear an increased risk of principal loss (or gain). For example, an increased risk of principal loss (or gain) may result if "leverage" is used to structure a Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss, as well as the potential for gain.

                  Liquidity Risk. Hybrid Instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor. Therefore, the number of investors that would be willing and able to buy such instruments in the secondary market may be smaller than for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between a portfolio and the issuer of the Hybrid Instrument, the creditworthiness of the counter party or issuer of the Hybrid Instrument would be an additional risk factor which the portfolio would have to consider and monitor.

                  Lack of US Regulation. Hybrid Instruments may not be subject to regulation of the Commodities Futures Trading Commission ("CFTC"), which generally regulates the trading of commodity futures by U.S. persons, the Securities and Exchange Commission ("SEC"), which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

      The various risks discussed above with respect to Hybrid Instruments particularly the market risk of such instruments, may cause significant fluctuations in the net asset value of a portfolio.

      12. ADRS, EDRS AND GDRS

Securities of foreign issuers may include American Depository Receipts, European Depository Receipts and Global Depository Receipts ("ADRs," "EDRs" and "GDRs," respectively). Depository Receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic corporation.

ADRs are U.S. dollar-denominated securities backed by foreign securities deposited in a U.S. securities depository. ADRs are created for trading in the U.S. markets. The value of an ADR will fluctuate with the value of the underlying security, will reflect any changes in exchange rates and otherwise involve risks associated with investing in foreign securities.

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Securities of foreign issuers also include EDRs and GDRs, which are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

      13. VARIABLE AND FLOATING RATE OBLIGATIONS

Certain of the portfolios may invest in floating or variable rate securities. Investments in floating or variable rate securities normally will involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates of Treasury Bonds or Bill or the prime rate at a major commercial bank, and that a bondholder can demand payment of the obligations on behalf of the portfolio on short notice at par plus accrued interest, which amount may be more or less than the amount the bondholder paid for them. The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of (i) the notice period required before the portfolio is entitled to receive payment of the obligation upon demand or (ii) the period remaining until the obligation's next interest rate adjustment. If not redeemed by the portfolio through the demand feature, the obligations mature on a specified date which may range up to thirty years from the date of issuance.

      14. EXCHANGE TRADED FUNDS

Certain of the Trust portfolios may invest in exchange traded funds ("ETFs"). These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees which increase their costs.

ADDITIONAL INVESTMENT POLICES

      The following provides a more detailed explanation of some of the investment policies of the portfolios.

1. LENDING SECURITIES

Each portfolio may lend its securities so long as its loans of securities do not represent in excess of 33 1/3% of such portfolio's total assets. This lending limitation is a fundamental restriction which may not be changed without shareholder approval. The procedure for lending securities is for the borrower to give the lending portfolio collateral consisting of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The lending portfolio may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower which has delivered cash equivalent collateral.

The Trust anticipates that securities will be loaned only under the following conditions:

(1) the borrower must furnish collateral equal at all times to the market value of the securities loaned and the borrower must agree to increase the collateral on a daily basis if the securities loaned increase in value;

(2) the loan must be made in accordance with New York Stock Exchange rules, which presently require the borrower, after notice, to redeliver the securities within five business days; and

(3) the portfolio making the loan may pay reasonable service, placement, custodian or other fees in connection with loans of securities and share a portion of the interest from these investments with the borrower of the securities.

As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

2. WHEN-ISSUED SECURITIES ("FORWARD COMMITMENTS")

In order to help ensure the availability of suitable securities, each of the portfolios may purchase debt or equity securities on a "when-issued" or on a "forward delivery" basis. Purchasing securities on a when-issued or forward delivery basis means that the obligations will be delivered to the portfolio at a future date, which may be one month or longer after the date of the commitment ("forward commitments"). Except as may be imposed by these factors, there is no limit on the percent of a portfolio's total assets that may be committed to such transactions.

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Under normal circumstances, a portfolio purchasing securities on a when-issued or forward delivery basis will take delivery of the securities, but the portfolio may, if deemed advisable, sell the securities before the settlement date. In general, a portfolio does not pay for the securities, or start earning interest on them, until the obligations are scheduled to be settled. The portfolio does, however, record the transaction and reflect the value each day of the securities in determining its net asset value. At the time of delivery, the value of when-issued or forward delivery securities may be more or less than the transaction price, and the yields then available in the market may be higher than those obtained in the transaction. While awaiting delivery of the obligations purchased on such bases, a portfolio will maintain on its records liquid assets consisting of cash or high quality debt securities equal to the amount of the commitments to purchase when-issued or forward delivery securities. The availability of liquid assets for this purpose and the effect of asset segregation on a portfolio's ability to meet its current obligations, to honor requests for redemption, and to otherwise manage its investment portfolio will limit the extent to which the portfolio may purchase when-issued or forward delivery securities.

3. MORTGAGE DOLLAR ROLLS

Each portfolio of the Trust may enter into mortgage dollar rolls. Under a mortgage dollar roll, a portfolio sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar securities (of the same type, coupon and maturity) securities on a specified future date. During the roll period, the portfolio forgoes principal and interest paid on the mortgage-backed securities. A portfolio is compensated by the difference between the current sale price and the lower forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. A portfolio may also be compensated by receipt of a commitment fee. A portfolio may only enter into "covered rolls". A covered roll is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction or for which the portfolio maintains on its records liquid assets having an aggregate value at least equal to the amount of such commitment to repurchase. Dollar roll transactions involve the risk that the market value of the securities sold by the portfolio may decline below the repurchase price of those securities. While a mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a portfolio's net asset value per share, each portfolio will cover the mortgage dollar roll transaction as described above.

4. ILLIQUID SECURITIES

Each of the portfolios may not invest more than 15% of its net assets in securities that are not readily marketable ("illiquid securities"). Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, a portfolio may be forced to sell them at a discount from the last offer price.

Rule 144A Securities are Excluded from the Limitation on Illiquid Securities. Securities that are restricted as to resale but for which a ready market is available pursuant to an exemption provided by Rule 144A of the Securities Act of 1933 ("1933 Act") or other exemptions from the registration requirements of the 1933 Act may be excluded from the 15% limitations on illiquid securities. The Subadvisers decide, subject to the Trustees' oversight, whether securities sold according to Rule 144A are readily marketable for purposes of the Trust's investment restriction. The Subadvisers will also monitor the liquidity of Rule 144A securities held by the portfolios for which they are responsible. To the extent that Rule 144A securities held by a portfolio should become illiquid because of a lack of interest on the part of qualified institutional investors, the overall liquidity of the portfolio could be adversely affected.

      5. SHORT SALES

Certain of the portfolios may make short sales of securities or maintain a short position, provided that at all times when a short position is open the portfolio owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a short sale "against-the-box").

Certain of the portfolios may also sell a security it does not own in anticipation of a decline in the market value of that security (a "short sale"). To complete such a transaction, the portfolio must borrow the security to make delivery to the buyer. The portfolio is then obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the portfolio. Until the security is replaced, the portfolio is required to pay the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the portfolio also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the portfolio replaces a borrowed security, the portfolio will segregate with its custodian cash or other liquid assets at such a level that (i) the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. The portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the portfolio replaced the borrowed security. The portfolio will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the portfolio may be required to pay in connection with a short sale.

      6. INVESTMENT IN OTHER INVESTMENT COMPANIES

Certain of the portfolios may invest in shares of closed-end investment companies, unit investment trusts, and open-end investment companies. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the investment company-level may be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in certain types of investment companies, such as closed end investment companies, issue a fixed number of shares that trade on a stock exchange or may involve the payment of substantial premiums above the value of such investment companies' portfolio securities when traded over-the-counter or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market.

The extent to which a portfolio can invest in securities of other investment companies is limited by federal securities laws.

      7. LOAN PARTICIPATIONS AND ASSIGNMENTS

Certain of the portfolios may invest in loan participation or assignments. Loan participations are loans or other direct debt instruments which are interests in amounts owned by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. A portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, a portfolio generally will have no right to enforce compliance by the borrower with the term of the loan agreement relating to loan, nor any rights of set-off against the borrower, and a portfolio may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, a portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

When a portfolio purchases assignments from lenders it will acquire direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligation acquired by a portfolio as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Investments in loan participations and assignments present the possibility that a portfolio could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, a portfolio could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The portfolios anticipate that such securities could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

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                                  RISK FACTORS

HIGH YIELD (HIGH RISK) SECURITIES

The following discussion supplements the disclosure regarding the risks of investing in non-investment grade securities.

GENERAL. Certain of the portfolios may invest in high yield (high risk) securities. High yield securities are those rated below investment grade and comparable unrated securities. These securities offer yields that fluctuate over time, but generally are superior to the yields offered by higher rated securities. However, securities rated below investment grade also have greater risks than higher rated securities as described below.

Interest Rate Risk. To the extent a portfolio invests primarily in fixed-income securities, the net asset value of the portfolio's shares can be expected to change as general levels of interest rates fluctuate. However, the market values of securities rated below investment grade (and comparable unrated securities) tend to react less to fluctuations in interest rate levels than do those of higher-rated securities. Except to the extent that values are affected independently by other factors (such as developments relating to a specific issuer) when interest rates decline, the value of a fixed-income portfolio generally rise. Conversely, when interest rates rise, the value of a fixed-income portfolio will decline.

Liquidity. The secondary markets for high yield corporate and sovereign debt securities are not as liquid as the secondary markets for investment grade securities. The secondary markets for high yield debt securities are concentrated in relatively few market makers and participants are mostly institutional investors. In addition, the trading volume for high yield debt securities is generally lower than for investment grade securities. Furthermore, the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer.

These factors may have an adverse effect on the ability of portfolios investing in high yield securities to dispose of particular portfolio investments. These factors also may limit the portfolios from obtaining accurate market quotations to value securities and calculate net asset value. If a portfolio investing in high yield debt securities is not able to obtain precise or accurate market quotations for a particular security, it will be more difficult for the Trustees to value that portfolio's investments. Therefore the Trustees may have to use a greater degree of judgment in making such valuations.

Less liquid secondary markets may also affect a portfolio's ability to sell securities at their fair value. Each portfolio may invest up to 15% of its net assets, measured at the time of investment, in illiquid securities. These securities may be more difficult to value and to sell at fair value. If the secondary markets for high yield debt securities are affected by adverse economic conditions, the proportion of a portfolio's assets invested in illiquid securities may increase.

NON-INVESTMENT GRADE CORPORATE DEBT SECURITIES. While the market values of securities rated below investment grade (and comparable unrated securities) tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of non-investment grade corporate debt securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities.

In addition, these securities generally present a higher degree of credit risk. Issuers of these securities are often highly leveraged and may not have more traditional methods of financing available to them. Therefore, their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater than with investment grade securities because such securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness.

NON-INVESTMENT GRADE FOREIGN SOVEREIGN DEBT SECURITIES. Investing in non-investment grade foreign sovereign debt securities will expose portfolios to the consequences of political, social or economic changes in the developing and emerging market countries that issue the securities. The ability and willingness of sovereign obligors in these countries to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Developing and emerging market countries have historically experienced (and may continue to experience) high inflation and interest rates, exchange rate trade difficulties, extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability.

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The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by:

      -     the obligor's balance of payments, including export performance,

      -     the obligor's access to international credits and investments,

      -     fluctuations in interest rates, and

      -     the extent of the obligor's foreign reserves.

Obligor's Balance of Payments. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected.

Obligor's Access to International Credits and Investments. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks, and multilateral organizations, and inflows of foreign investment. The commitment on the part of these entities to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure in any of these efforts may result in the cancellation of these third parties' lending commitments, thereby further impairing the obligor's ability or willingness to service its debts on time.

Obligor's Fluctuations in Interest Rates. The cost of servicing external debt is generally adversely affected by rising international interest rates since many external debt obligations bear interest at rates which are adjusted based upon international interest rates.

Obligor's Foreign Reserves. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

The Consequences of a Default. As a result of the previously listed factors, a governmental obligor may default on its obligations. If a default occurs, the portfolio holding foreign sovereign debt securities may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of the foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

Sovereign obligors in developing and emerging countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations. This difficulty has led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things:

      - reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and

      -     obtaining new credit to finance interest payments.

Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which the portfolios may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect a portfolio's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

Securities in the Lowest Rating Categories. Certain debt securities in which the portfolios may invest may have (or be considered comparable to securities having) the lowest ratings for non-subordinated debt instruments assigned by Moody's or Standard & Poor's. These securities are rated Caa or lower by Moody's or CCC or lower by Standard & Poor's. These securities are considered to have the following characteristics:

      - extremely poor prospects of ever attaining any real investment standing,

      -     current identifiable vulnerability to default,

      - unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions,

      - are speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations, and/or

      -     are default or not current in the payment of interest or principal.

Accordingly, it is possible that these types of characteristics could, in certain instances, reduce the value of securities held by a portfolio with a commensurate effect on the value of the portfolio's shares.

FOREIGN SECURITIES

The following discussion supplements the disclosure regarding the risks of investing in foreign securities in the Prospectus.

Different Accounting and Reporting Requirements. There may be less publicly available information about a foreign issuer than a domestic issuer. Foreign issuers, including foreign branches of U.S. banks, are subject to different accounting and reporting requirements. These requirements are generally less extensive than the requirements in the U.S.

Liquidity. Foreign stock markets (other than Japan) have substantially less volume than the U.S. exchanges. Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.

Less Government Regulation. Foreign exchanges, broker-dealers and issuers frequently have less governmental regulation than comparable entities in the United States. In addition, brokerage costs for foreign issuers may be higher than those for U.S. issuers.

Political Instability; Nationalization. Investments in foreign companies may be subject to the possibility of:

      -     nationalization of the foreign company,

      -     withholding of dividends at the source,

      -     expropriation or confiscatory taxation,

      -     currency blockage,

      -     political or economic instability, and/or

      - diplomatic developments that could adversely affect the value of those investments.

Clearance and Settlement Procedures. Foreign markets, especially emerging markets, may have different clearance and settlement procedures. In certain emerging markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of a portfolio is uninvested and no return is earned on these assets. The inability of a portfolio to make intended security purchases due to settlement problems could cause the portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to a portfolio due to subsequent declines in value of the portfolio securities or, if the portfolio has entered into a contract to sell the security, possible liability to the purchaser.

Enforcement of Judgment in the Case of Default. In the event of a default on any foreign obligation, it may be difficult for the investing portfolios to obtain or to enforce a judgment against the foreign issuer.

                    HEDGING AND OTHER STRATEGIC TRANSACTIONS

      The following discussion supplements "Hedging and Other Strategic Transactions" set forth in the Prospectus of the Trust.

      As described in the Prospectus, an individual portfolio may be authorized to use a variety of investment strategies. Strategies described below will be used primarily for hedging purposes, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements), and managing the effective maturity or duration of debt instruments held by the portfolios (such investment strategies and transactions are referred to as "Hedging and Other Strategic Transactions"). These strategies may also be used to gain exposure to a particular securities market. The description in the Prospectus of each portfolio indicates which, if any, of these types of transactions may be used by the portfolios.

      A detailed discussion of Hedging and Other Strategic Transactions follows. No portfolio that is authorized to use any of these investment strategies will be obligated to pursue any of the strategies and no portfolio makes any representation as to the availability of these techniques at this time or at any time in the future. In addition, a portfolio's ability to pursue certain of these strategies may be limited by the Commodity Exchange Act, as amended, applicable rules and regulations of the CFTC thereunder and U.S. Federal income tax considerations.

GENERAL CHARACTERISTICS OF OPTIONS

      Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Hedging and Other Strategic Transactions involving options require segregation of portfolio assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

      Put Options. A put option gives the purchaser of the option, upon payment of a premium, the right to sell (and the writer the obligation to buy) the underlying security, commodity, index, currency or other instrument at the exercise price. A portfolio's purchase of a put option on a security, for example, might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value of such instrument by giving the portfolio the right to sell the instrument at the option exercise price.

      If and to the extent authorized to do so, a portfolio may purchase and sell put options on securities (whether or not it holds the securities in its portfolio) and on securities indices, currencies and futures contracts. A portfolio will not sell put options if, as a result, more than 50% of the portfolio's assets would be required to be segregated to cover its potential obligations under put options other than those with respect to futures contracts.

                  Risk of Selling Put Options. In selling put options, a portfolio faces the risk that it may be required to buy the underlying security at a disadvantageous price above the market price.

      Call Options. A call option, upon payment of a premium, gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A portfolio's purchase of a call option on an underlying instrument might be intended to protect the portfolio against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An "American" style put or call option may be exercised at any time during the option period, whereas a "European" style put or call option may be exercised only upon expiration or during a fixed period prior to expiration.

                  Partial Hedge or Income to the Portfolio. If a portfolio sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments held by the portfolio or will increase the portfolio's income. Similarly, the sale of put options can also provide portfolio gains.

                  Covering of Options. All call options sold by a portfolio must be "covered" (that is, the portfolio must own the securities or futures contract subject to the call or must otherwise meet the asset segregation requirements described below for so long as the call is outstanding).

                  Risk of Selling Call Options. Even though a portfolio will receive the option premium to help protect it against loss, a call option sold by the portfolio will expose the portfolio during the term of the option to possible loss of the opportunity to sell the underlying security or instrument with a gain.

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

      Exchange-listed Options. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to the options. The discussion below uses the OCC as an example, but is also applicable to other similar financial intermediaries.

      OCC-issued and exchange-listed options, with certain exceptions, generally settle by physical delivery of the underlying security or currency, although in the future, cash settlement may become available. Index options and Eurodollar instruments (which are described below under "Eurodollar Instruments") are cash settled for the net amount, if any, by which the option is "in-the-money" at the time the option is exercised. "In-the-money" means the amount by which the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

      A portfolio's ability to close out its position as a purchaser or seller of an OCC-issued or exchange-listed put or call option is dependent, in part, upon the liquidity of the particular option market. Among the possible reasons for the absence of a liquid option market on an exchange are:

      -     insufficient trading interest in certain options,

      -     restrictions on transactions imposed by an exchange,

      - trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, including reaching daily price limits,

      -     interruption of the normal operations of the OCC or an exchange,

      - inadequacy of the facilities of an exchange or the OCC to handle current trading volume, or

      - a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although any such outstanding options on that exchange would continue to be exercisable in accordance with their terms.

      The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that would not be reflected in the corresponding option markets.

      OTC Options. Over-the-counter ("OTC") options are purchased from or sold to counterparties such as securities dealers, financial institutions through direct bilateral agreement with the counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all of the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and security, are determined by negotiation of the parties. It is anticipated that any portfolio authorized to use OTC options will generally only enter into OTC options that have cash settlement provisions, although it will not be required to do so.

      Unless the parties provide for it, no central clearing or guaranty function is involved in an OTC option. As a result, if a counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a portfolio or fails to make a cash settlement payment due in accordance with the terms of that option, the portfolio will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Thus, the Subadviser must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty's credit to determine the likelihood that the terms of the OTC option will be met. A portfolio will enter into OTC option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers," or broker-dealers, domestic or foreign banks, or other financial institutions that are deemed creditworthy by the Subadviser. In the absence of a change in the current position of the staff of the SEC, OTC options purchased by a portfolio and the amount of the portfolio's obligation pursuant to an OTC option sold by the portfolio (the cost of the sell-back plus the in-the-money amount, if any) or the value of the assets held to cover such options will be deemed illiquid.

      Types of Options That May Be Purchased. If and to the extent authorized to do so, a portfolio may purchase and sell call options on securities indices, currencies, and futures contracts, as well as and on Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the OTC markets.

      Each portfolio reserves the right to invest in options on instruments and indices which may be developed in the future to the extent consistent with applicable law, the portfolio's investment objective and the restrictions set forth herein.

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GENERAL CHARACTERISTICS OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

      If and to the extent authorized to do so, a portfolio may trade financial futures contracts (including stock index futures contracts which are described below) or purchase or sell put and call options on those contracts for the following purposes:

      - as a hedge against anticipated interest rate, currency or market changes,

      -     for duration management,

      -     for risk management purposes,

      -     to gain exposure to a securities market.

Futures contracts are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a portfolio, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to certain instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract and obligates the seller to deliver that position.

      Use Will Be Consistent with Applicable Regulatory Requirements. A portfolio's use of financial futures contracts and options thereon will in all cases be consistent with applicable regulatory requirements and in particular with the rules and regulations of the CFTC and will be entered into primarily for bona fide hedging, risk management (including duration management) or to attempt to increase income or gains.

      Margin. Maintaining a futures contract or selling an option on a futures contract will typically require a portfolio to deposit with a financial intermediary, as security for its obligations, an amount of cash or other specified assets ("initial margin") that initially is from 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets ("variation margin") may be required to be deposited thereafter daily as the mark-to-market value of the futures contract fluctuates. The purchase of an option on a financial futures contract involves payment of a premium for the option without any further obligation on the part of a portfolio. If a portfolio exercises an option on a futures contract it will be obligated to post initial margin (and potentially variation margin) for the resulting futures position just as it would for any futures position.

      Settlement. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but no assurance can be given that a position can be offset prior to settlement or that delivery will occur.

      Value of Futures Contracts Sold by a Portfolio. The value of all futures contracts sold by a portfolio (adjusted for the historical volatility relationship between such portfolio and the contracts) will not exceed the total market value of the portfolio's securities.

STOCK INDEX FUTURES

      Definition. A stock index futures contract (an "Index Future") is a contract to buy a certain number of units of the relevant index at a specified future date at a price agreed upon when the contract is made. A unit is the value at a given time of the relevant index.

Uses of Index Futures. Below are some examples of how Index Futures may be used:

      - In connection with a portfolio's investment in common stocks, a portfolio may invest in Index Futures while the Subadviser seeks favorable terms from brokers to effect transactions in common stocks selected for purchase.

      - A portfolio may also invest in Index Futures when a subadviser believes that there are not enough attractive common stocks available to maintain the standards of diversity and liquidity set for the portfolio's pending investment in such stocks when they do become available.

      - Through the use of Index Futures, a portfolio may maintain a pool of assets with diversified risk without incurring the substantial brokerage costs which may be associated with investment in multiple issuers. This may permit a portfolio to avoid potential market and liquidity problems (e.g., driving up or forcing down the price by quickly purchasing or selling shares of a portfolio security) which may result from increases or decreases in positions already held by a portfolio.

      - A portfolio may also invest in Index Futures in order to hedge its equity positions.

Hedging and Other Strategic Transactions involving futures contracts and options on futures contracts will be purchased, sold or entered into primarily for bona fide hedging, risk management or appropriate portfolio management purposes including gaining exposure to a particular securities market. None of the portfolios will act as a "commodity pool" (i.e., a pooled investment vehicle which trades in commodity futures contracts and options thereon and the operator of which is registered with the CFTC).

OPTIONS ON SECURITIES INDICES AND OTHER FINANCIAL INDICES

      If and to the extent authorized to do so, a portfolio may purchase and sell call and put options on securities indices and other financial indices ("Options on Financial Indices"). In so doing, the portfolio can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments.

      Description of Options on Financial Indices. Options on Financial Indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, Options on Financial Indices settle by cash settlement. Cash settlement means that the holder has the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call (or is less than, in the case of a put) the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments comprising the market or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case for options on securities. In the case of an OTC option, physical delivery may be used instead of cash settlement.

YIELD CURVE OPTIONS

      Certain of the portfolios may also enter into options on the "spread," or yield differential, between two fixed income securities, in transactions referred to as "yield curve" options. In contract to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

      Yield curve options may be used for the same purposes as other options on securities. Specifically, a portfolio may purchase or write such options for hedging purposes. For example, a portfolio may purchase a call option on the yield spread between two securities, if it owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities. The portfolio may also purchase or write yield curve options for other than hedging purposes (i.e., in an effort to increase its current income) if, in the judgment of the subadviser, the portfolio will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated. Yield curve options written by a portfolio will be "covered." A call (or put) option is covered if the portfolio holds another call (or put) option on the spread between the same two securities and owns liquid and unencumbered assets sufficient to cover the portfolio's net liability under the two options. Therefore, a portfolio's liability for such a covered option is generally limited to the difference between the amount of the portfolio's liability under the option written by the portfolio less the value of the option held by the portfolio. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter.

CURRENCY TRANSACTIONS

      If and to the extent authorized to do so, a portfolio may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value. Currency transactions include:

      -     forward currency contracts,

      -     exchange-listed currency futures contracts and options thereon,

      -     exchange-listed and OTC options on currencies, and

      -     currency swaps.

A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below under "Swaps, Caps, Floors and Collars." A portfolio may enter into currency transactions only with counterparties that are deemed creditworthy by the subadviser.

      A portfolio's dealings in forward currency contracts and other currency transactions such as futures contracts, options, options on futures contracts and swaps will be limited to hedging and similar purposes, including transaction hedging, position hedging, cross hedging and proxy hedging. A portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuation from one country to another. A portfolio will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held by the portfolio that are denominated, exposed to or generally quoted in or currently convertible into the currency, other than with respect to proxy hedging as described below.

      Transaction Hedging. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a portfolio, which will generally arise in connection with the purchase or sale of the portfolio's securities or the receipt of income from them.

      Position Hedging. Position hedging is entering into a currency transaction with respect to portfolio securities positions denominated or generally quoted in that currency.

      Cross Hedging. A portfolio may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which the portfolio has or in which the portfolio expects to have exposure.

      Proxy Hedging. To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its securities, a portfolio may also engage in proxy hedging. Proxy hedging is often used when the currency to which a portfolio's holdings are exposed is generally difficult to hedge or specifically difficult to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some or all of a portfolio's securities are or are expected to be denominated, and to buy dollars. The amount of the contract would not exceed the market value of the portfolio's securities denominated in linked currencies.

      Risk of Currency Transactions. Currency transactions are subject to risks different from other portfolio transactions, as discussed below under "Risk Factors." If a portfolio enters into a currency hedging transaction, the portfolio will comply with the asset segregation requirements described below under "Use of Segregated and Other Special Accounts."

COMBINED TRANSACTIONS

      To the extent authorized to do so, a portfolio may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts), multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although a portfolio will normally enter into combined transactions to reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase the risks or hinder achievement of the portfolio's objective.

SWAPS, CAPS, FLOORS AND COLLARS

      Among the Hedging and Other Strategic Transactions into which a portfolio may be authorized to enter are (a) interest rate, currency and index swaps and
(b) the purchase or sale of related caps, floors and collars and other derivatives. A portfolio will enter into these transactions primarily:

      - to preserve a return or spread on a particular investment or portion of its portfolio,

      -     to protect against currency fluctuations,

      - to protect against any increase in the price of securities a portfolio anticipates purchasing at a later date, or

      -     as a duration management technique.

A portfolio will use these transactions primarily for hedging purposes and will not sell interest rate caps or floors if it does not own securities or other instruments providing the income the portfolio may be obligated to pay.

   Swaps are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the portfolio than if the portfolio had invested directly in an instrument that yielded that desired return. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

   For purposes of applying each portfolio's investment policies and restrictions, swap agreements are generally valued by the portfolio at market value. In the case of a credit default swap sold by a portfolio (i.e., where the portfolio is selling credit default protection), however, the portfolio will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by the portfolios for purposes of applying investment policies and restriction may differ from the manner in which those investment are valued by other types of investors.

      Interest Rate Swaps. Interest rate swaps involve the exchange by a portfolio with another party of respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal).

      Currency Swaps. A currency swap is an agreement to exchange cash flows on a stated amount based on changes in the values of the reference indices.

      Caps. The purchase of a cap entitles the purchaser to receive payments on a stated principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate.

      Floors. The purchase of a floor entitles the purchaser to receive payments on a stated principal amount from the party selling the floor to the extent that a specific index falls below a predetermined interest rate or amount.

      Interest Rate Floors. The purchase of an interest rate floor entitles the purchaser to receive payments of interest on a stated principal amount from the party selling the interest rate floor to the extent that a specified index falls below a predetermined interest rate or amount.

      Collar. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

      1940 Act Considerations. A portfolio will usually enter into interest rate swaps on a net basis. A net basis means that the two payment streams are netted out in a cash settlement on the payment date(s) specified in the instrument, with the portfolio receiving (or paying, if applicable) only the net amount of the two payments. Obligations under swap agreements covered with sufficient segregated assets will not be construed to be "senior securities" for purposes of the portfolio's investment restriction concerning senior securities.

      Counterparties to these Transactions. A portfolio will not enter into any swap, cap, floor, collar or other derivative transaction unless the counterparty is deemed creditworthy by the Subadviser. If a counterparty defaults, a portfolio may have contractual remedies pursuant to the agreements related to the transaction.

      Liquidity. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are generally less liquid than swaps.

      The liquidity of swap agreements will be determined by a Subadviser based on various factors, including:

      -     the frequency of trades and quotations,

      -     the number of dealers and prospective purchasers in the marketplace,

      -     dealer undertakings to make a market,

      - the nature of the security (including any demand or tender features), and

      - the nature of the marketplace for trades (including the ability to assign or offset a portfolio's rights and obligations relating to the investment).

Such determination will govern whether a swap will be deemed to be within the 15% restriction on investments in securities that are not readily marketable.

      Each portfolio will maintain cash and appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a portfolio enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the portfolio's accrued obligations under the swap agreement over the accrued amount the portfolio is entitled to receive under the agreement. If a portfolio enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the portfolio's accrued obligations under the agreement. See also, "Use of Segregated and Other Special Accounts."

EURODOLLAR INSTRUMENTS

      To the extent authorized to do so, a portfolio may make investments in Eurodollar instruments, which are typically dollar-denominated futures contracts or options on those contracts that are linked to the LIBOR. In addition, foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

RISK FACTORS

      Hedging and Other Strategic Transactions have special risks associated with them, including:

      -     possible default by the counterparty to the transaction,

      - markets for the securities used in these transactions could be illiquid,

      - to the extent the Subadviser's assessment of market movements is incorrect, the risk that the use of the Hedging and Other Strategic Transactions could result in losses to the portfolio.

      Losses resulting from the use of Hedging and Other Strategic Transactions will reduce a portfolio's net asset value, and possibly income. Losses can be greater than if Hedging and Other Strategic Transactions had not been used.

      Options and Futures Transactions

      Options transactions are subject to the following additional risks:

      - Option transactions could force the sale or purchase of portfolio securities at inopportune times or for prices higher than current market values (in the case of put options) or lower than current market values (in the case of call options), or could cause a portfolio to hold a security it might otherwise sell (in the case of a call option).

      - Options markets could become illiquid in some circumstances and certain over-the-counter options could have no markets. As a result, in certain markets, a portfolio might not be able to close out a transaction without incurring substantial losses.

Futures transactions are subject to the following additional risks:

      - The degree of correlation between price movements of futures contracts and price movements in the related securities position of a portfolio could create the possibility that losses on the hedging instrument are greater than gains in the value of the portfolio's position.

      - Futures markets could become illiquid. As a result, in certain markets, a portfolio might not be able to close out a transaction without incurring substantial losses.

Although a portfolio's use of futures and options for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, it will tend, at the same time, to limit the potential gain that might result from an increase in value.

      Currency Hedging. In additional to the general risks of Hedging and Other Strategic Transactions described above, currency hedging transactions have the following risks:

      - Currency hedging can result in losses to a portfolio if the currency being hedged fluctuates in value to a degree or direction that is not anticipated.

      - Proxy hedging involves determining the correlation between various currencies. If the Subadviser's determination of this correlation is incorrect, the portfolio losses could be greater than if the proxy hedging were not used.

      - Foreign government exchange controls and restrictions on repatriation of currency can negatively affect currency transactions. These forms of governmental actions can result in losses to a portfolio if it is unable to deliver or receive currency or monies to settle obligations. Such governmental actions could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

      Currency Futures Contracts and Options on Currency Futures Contracts. Currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. In addition, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures contracts is relatively new, and the ability to establish and close out positions on these options is subject to the maintenance of a liquid market that may not always be available.

RISKS OF HEDGING AND OTHER STRATEGIC TRANSACTIONS OUTSIDE THE UNITED STATES

      When conducted outside the United States, Hedging and Other Strategic Transactions will not only be subject to the risks described above but could also be adversely affected by:

      - foreign governmental actions affecting foreign securities, currencies or other instruments,

      - less stringent regulation of these transactions in many countries as compared to the United States,

      - the lack of have clearing mechanisms and related guarantees in some countries for these transactions,

      - more limited availability of data on which to make trading decisions than in the United States,

      - delays in a portfolio's ability to act upon economic events occurring in foreign markets during non-business hours in the United States,

      - the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and

      -     lower trading volume and liquidity.

USE OF SEGREGATED AND OTHER SPECIAL ACCOUNTS

      Use of extensive Hedging and Other Strategic Transactions by a portfolio will require, among other things, that the portfolio segregate cash, liquid high grade debt obligations or other assets with its custodian, or a designated sub-custodian, to the extent the portfolio's obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency.

      In general, either the full amount of any obligation by a portfolio to pay or deliver securities or assets must be covered at all times by (a) holding the securities, instruments or currency required to be delivered, or (b) subject to any regulatory restrictions, segregating an amount of cash or liquid high grade debt obligations at least equal to the current amount of the obligation. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. Some examples of cover requirements are set forth below:

      Call Options. A call option on securities written by a portfolio will require the portfolio to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid high grade debt obligations sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a portfolio on an index will require the portfolio to own portfolio securities that correlate with the index or to segregate cash or liquid high grade debt obligations equal to the excess of the index value over the exercise price on a current basis.

      Put Options. A put option on securities written by a portfolio will require the portfolio to segregate cash or liquid high grade debt obligations equal to the exercise price.

      OTC Options. OTC options entered into by a portfolio, including those on securities, currency, financial instruments or indices, and OTC-issued and exchange-listed index options will generally provide for cash settlement, although a portfolio will not be required to do so. As a result, when a portfolio sells these instruments it will segregate an amount of cash or liquid high grade debt obligations equal to its obligations under the options. OTC-issued and exchange-listed options sold by a portfolio other than those described above generally settle with physical delivery, and the portfolio will segregate an amount of cash or liquid high grade debt securities equal to the full value of the option. OTC options settling with physical delivery or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

      Currency Contracts. Except when a portfolio enters into a forward contract in connection with the purchase or sale of a security denominated in a foreign currency or for other non-speculative purposes, which requires no segregation, a currency contract that obligates the portfolio to buy or sell a foreign currency will generally require the portfolio to hold an amount of that currency or liquid securities denominated in that currency equal to a portfolio's obligations or to segregate cash or liquid high grade debt obligations equal to the amount of the portfolio's obligations.

      Futures Contracts and Options on Futures Contracts. In the case of a futures contract or an option on a futures contract, a portfolio must deposit initial margin and, in some instances, daily variation margin, in addition to segregating assets sufficient to meet its obligations under the contract. These assets may consist of cash, cash equivalents, liquid debt, equity securities or other acceptable assets.

      Swaps. A portfolio will calculate the net amount, if any, of its obligations relating to swaps on a daily basis and will segregate an amount of cash or liquid high grade debt obligations having an aggregate value at least equal to this net amount.

      Caps. Floors and Collars. Caps, floors and collars require segregation of assets with a value equal to a portfolio's net obligation, if any.

      Hedging and Other Strategic Transactions may be covered by means other than those described above when consistent with applicable regulatory policies. A portfolio may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation. A portfolio could purchase a put option, for example, if the exercise price of that option is the same or higher than the exercise price of a put option sold by the portfolio. In addition, if it holds a futures contracts or forward contract, a portfolio could, instead of segregating assets, purchase a put option on the same futures contract or forward contract with an exercise price as high or higher than the price of the contract held. Other Hedging and Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates on or after the time the primary transaction terminates, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

OTHER LIMITATIONS

      No portfolio will maintain open short positions in futures contracts, call options written on futures contracts, and call options written on securities indices if, in the aggregate, the current market value of the open positions exceeds the current market value of that portion of its securities portfolio being hedged by those futures and options, plus or minus the unrealized gain or loss on those open positions. The gain or loss on these open positions will be adjusted for the historical volatility relationship between that portion of the portfolio and the contracts (e.g., the Beta volatility factor).

      For purposes of this limitation, to the extent the portfolio has written call options on specific securities in that portion of its portfolio, the value of those securities will be deducted from the current market value of that portion of the securities portfolio. If this limitation should be exceeded at any time, the portfolio will take prompt action to close out the appropriate number of open short positions to bring its open futures and options positions within this limitation.

                             INVESTMENT RESTRICTIONS

      (applicable to the portfolios covered by this Statement of Additional Information)

      There are two classes of investment restrictions to which the Trust is subject in implementing the investment policies of the portfolios: (a) fundamental and (b) nonfundamental. Nonfundamental restrictions are subject to change by the Trustees of the Trust without shareholder approval. Fundamental restrictions may only be changed by a vote of the lesser of (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares.

      When submitting an investment restriction change to the holders of the Trust's outstanding voting securities, the matter shall be deemed to have been effectively acted upon with respect to a particular portfolio if a majority of the outstanding voting securities of the portfolio vote for the approval of the matter, notwithstanding (1) that the matter has not been approved by the holders of a majority of the outstanding voting securities of any other portfolio affected by the matter, and (2) that the matter has not been approved by the vote of a majority of the outstanding voting securities of the Trust.

      Restrictions (1) through restriction (8) are fundamental. Restrictions (9) through (15) are nonfundamental.

FUNDAMENTAL

      The Trust may not issue senior securities, except to the extent that the borrowing of money in accordance with restriction (3) may constitute the issuance of a senior security. (For purposes of this restriction, purchasing securities on a when-issued or delayed delivery basis and engaging in Hedging and Other Strategic Transactions will not be deemed to constitute the issuance of a senior security.) In addition, unless a portfolio is specifically excepted by the terms of a restriction, each portfolio will not:

(1) Invest more than 25% of the value of its total assets in securities of issuers having their principal activities in any particular industry, excluding U. S. Government securities and obligations of domestic branches of U.S. banks and savings and loan associations.

      For purposes of this restriction, neither telecommunication companies, finance companies nor utility companies as a group are considered to be a single industry. Such companies will be grouped instead according to their services; for example, gas, electric and telephone utilities will each be considered a separate industry. Also for purposes of this restriction, foreign government issuers and supranational issuers are not considered members of any industry.

(2) Purchase the securities of any issuer if the purchase would cause more than 5% of the value of the portfolio's total assets to be invested in the securities of any one issuer (excluding U. S. Government securities) or cause more than 10% of the voting securities of the issuer to be held by the portfolio, except that up to 25% of the value of each portfolio's total assets may be invested without regard to these restrictions. The Growth Trust, Intrinsic Value Trust, U.S. Multi Sector Trust and Growth Opportunities Trust are not subject to these restrictions.

(3) Borrow money, except that each portfolio may borrow (i) for temporary or emergency purposes (not for leveraging) up to 33 1/3% of the value of the portfolio's total assets (including amounts borrowed) less liabilities (other than borrowings) and (ii) in connection with reverse repurchase agreements, mortgage dollar rolls and other similar transactions.

(4) Underwrite securities of other issuers except insofar as the Trust may be considered an underwriter under the 1933 Act in selling portfolio securities.

(5) Purchase or sell real estate, except that each portfolio may invest in securities issued by companies which invest in real estate or interests therein and each of the portfolios may invest in mortgages and mortgage-backed securities.

(6) Purchase or sell commodities or commodity contracts, except that each portfolio may purchase and sell futures contracts on financial instruments and indices and options on such futures contracts and each portfolio may purchase and sell futures contracts on foreign currencies and options on such futures contracts.

(7) Lend money to other persons, except by the purchase of obligations in which the portfolio is authorized to invest and by entering into repurchase agreements. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve the lending of money.

(8) Lend securities in excess of 33 1/3% of the value of its total assets. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve loans of securities.

NONFUNDAMENTAL

Unless a portfolio is specifically excepted by the terms of a restriction, each portfolio will not:

(9) Knowingly invest more than 15% of the value of its net assets in securities or other investments, including repurchase agreements maturing in more than seven days but excluding master demand notes, that are not readily marketable.

(10) Make short sales of securities or maintain a short position, if, when added together, more than 25% of the value of the portfolio's net assets would be (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales and (ii) allocated to segregated accounts in connection with short sales. Short sales "against-the-box" are not subject to this limitation.

      Purchase securities on margin (other than making short sales of securities or maintaining a short position), except that it may obtain such short-term credits as may be required to clear transactions. For purposes of this restriction, collateral arrangements with respect to Hedging and Other Strategic Transactions will not be deemed to involve the use of margin

(11) Write or purchase options on securities, financial indices or currencies, except to the extent a portfolio is specifically authorized to engage in Hedging and Other Strategic Transactions.

(12)  Purchase securities for the purpose of exercising control or management.

(13) Purchase securities of other investment companies if the purchase would cause more than 10% of the value of the portfolio's total assets to be invested in investment company securities, provided that (i) no investment will be made in the securities of any one investment company if immediately after such investment more than 3% of the outstanding voting securities of such company would be owned by the portfolio or more than 5% of the value of the portfolio's total assets would be invested in such company and (ii) no restrictions shall apply to a purchase of investment company securities in connection with:

            (a)   a merger, consolidation or reorganization,

            (b) the investment of collateral received in connection with the lending of securities in the Navigator Securities Lending Trust,* or

            (c) the purchase of shares of the T. Rowe Price Reserve Investment Fund, a T. Rowe Price Associates, Inc. money market fund. (However, a portfolio of the Trust may not invest more than 25% of its total assets in the T. Rowe Price Reserve Investment Fund).**

      For purposes of this restriction, privately issued collateralized mortgage obligations will not be treated as investment company securities if issued by "Exemptive Issuers." Exemptive Issuers are defined as unmanaged, fixed-asset issuers that (a) invest primarily in mortgage-backed securities, (b) do not issue redeemable securities as defined in Section 2(a)(32) of the 1940 Act, (c) operate under general exemptive orders exempting them from all provisions of the 1940 Act, and (d) are not registered or regulated under the 1940 Act as investment companies.

*State Street Bank and Trust Company ("State Street"), the Trust's custodian, pursuant to an agreement with the Trust, provides a security lending service to the Trust. In connection with the service, collateral from securities lent may be invested in the Navigator Securities Lending Trust. The Navigator Securities Lending Trust is a registered investment company managed by State Street that is sold only to mutual fund lending clients of State Street. In connection with the creation of the Navigator Securities Lending Trust, State Street received from the SEC exemption from certain provisions of the 1940 Act in order to permit its mutual fund clients to invest in the Navigator Securities Lending Trust. State Street received exemption from Section 12(d)(1) of the 1940 Act and various provisions of Section 17 of the 1940 Act.

**The T. Rowe Price Reserve Investment Fund is a money market fund registered under the 1940 Act which is managed by T. Rowe Price Associates, Inc. and which is sold only to advisory clients of T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc. and their affiliates. T. Rowe Price Associates, Inc. and Rowe Price-Fleming International, Inc. have received from the SEC exemptive relief from certain provisions of the 1940 Act in order to permit their mutual fund sub-advisory clients to invest in the T. Rowe Price Reserve Investment Fund.

(14) Pledge, hypothecate, mortgage or transfer (except as provided in restriction (8)) as security for indebtedness any securities held by the portfolio, except in an amount of not more than 33 1/3% of the value of the portfolio's total assets and then only to secure borrowings permitted by restrictions (3) and (10). For purposes of this restriction, collateral arrangements with respect to Hedging and Other Strategic Transactions will not be deemed to involve a pledge of assets.

            If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the investment's percentage of the value of a portfolio's total assets resulting from a change in such values or assets will not constitute a violation of the percentage restriction. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, any change in the subadvisers assessment of the security), or change in the percentage of portfolio assets invested in certain securities or other instruments, or change in the average duration of a portfolio's investment portfolio, resulting from market fluctuations or other changes in a portfolio's total assets will not require a portfolio to dispose of an investment until the subadviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the portfolio. In the event that rating services assign different ratings to the same security, the subadviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

Investment Restrictions That Only May be Changed Upon 60 Days Notice to Shareholders

In order to comply with Rule 35d-1 under the 1940 Act, the following policies are subject to change only upon 60 days' prior notice to shareholders (the "60 Day Notice Requirement"). Any other policy, other than one designated as a fundamental policy, are not subject to this 60 day notice requirement.

VALUE OPPORTUNITIES TRUST

SUBADVISERS: Grantham, Mayo, Van Otterloo & Co. LLC

Not subject to the 60 Day Notice Requirement.

SMALL COMPANY GROWTH TRUST

SUBADVISERS: A I M Capital Management, Inc.

The portfolios invests, under normal market conditions, at least 80% of its net assets (plus any borrowing for investment purposes) in securities of small cap companies.

SPECTRUM INCOME TRUST

SUBADVISERS: T. Rowe Price Associates, Inc.

Not subject to the 60 Day Notice Requirement.

VALUE AND RESTRUCTURING TRUST

SUBADVISERS: United States Trust Company

Not subject to the 60 Day Notice Requirement.

VISTA TRUST

SUBADVISERS: American Century Investment Management, Inc.

Not subject to the 60 Day Notice Requirement.

GROWTH TRUST

SUBADVISERS: Grantham, Mayo, Van Otterloo & Co. LLC

Not subject to the 60 Day Notice Requirement.

INTERNATIONAL GROWTH TRUST

SUBADVISERS: Grantham, Mayo, Van Otterloo & Co. LLC

Not subject to the 60 Day Notice Requirement.

INTRINSIC VALUE TRUST

SUBADVISERS: Grantham, Mayo, Van Otterloo & Co. LLC

Not subject to the 60 Day Notice Requirement.

GROWTH OPPORTUNITIES TRUST

SUBADVISERS: Grantham, Mayo, Van Otterloo & Co. LLC

Not subject to the 60 Day Notice Requirement.

U.S. MULTI SECTOR TRUST

SUBADVISERS: Grantham, Mayo, Van Otterloo & Co. LLC

The portfolio invests, under normal market conditions, at least 80% of its net assets (plus any borrowing for investment purposes) in investments tied economically to the U.S.

                               PORTFOLIO TURNOVER

            The annual rate of portfolio turnover will normally differ for each portfolio and may vary from year to year as well as within a year. A high rate of portfolio turnover (100% or more) generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the portfolio.

                             MANAGEMENT OF THE TRUST

The Trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. Each Trustee and officer oversees all Trust portfolios.

                             DISINTERESTED TRUSTEES

                       POSITION WITH
NAME, ADDRESS AND AGE    THE TRUST                            PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
---------------------  -------------  --------------------------------------------------------------------------------------------
Don B. Allen             Trustee      Adviser, Sinicon Plastics Inc (plastic injection molding)
601 Congress Street    (since 1985)
Boston, MA  02210
Age: 77

Charles L. Bardelis      Trustee      President and Executive Officer, Island Commuter Corp. (Marine Transport).
601 Congress Street    (since 1988)
Boston, MA  02210
Age: 64

Peter S. Burgess         Trustee      Consultant (financial, accounting and auditing matters) (July 1999 to present).
601 Congress Street    (since 2005)   Directors of the following publicly traded companies: PMA Capital Corporation (since
Boston, MA  02210                     February 2004) and Lincoln Educational Services Corporation (since July 2004).
Age: 62

Elizabeth G. Cook        Trustee      Expressive Arts Therapist, Dana Farber Cancer Institute; President, The Advertising Club of
601 Congress Street    (since 2004)*  Greater Boston
Boston, MA  02210
Age: 68

Hassell H. McClellan     Trustee      Associate Professor, The Graduate School of the Wallace E. Carroll School of Management,
601 Congress Street    (since 2004)*  Boston College
Boston, MA 02210
Age: 59

James. M. Oates          Trustee      Managing Director, Wydown Group (financial consulting firm)(since 1994); Chairman, Emerson
601 Congress Street,   (since 2004)   Investment Management, Inc. (since 2000); Chairman, Hudson Castle Group, Inc. (formerly IBEX
Boston, MA 02210-2801                 Capital Markets, Inc.) (financial services company) (since 1997).
Age: 59

                                      Director of the following publicly traded companies: Stifel Financial, Director (since
                                      1996); Investor Financial Services Corporation, Director (since 1995); Connecticut River
                                      Bancorp, Director (since 1998)

                                      Director of the following registered investment company: Phoenix Mutual Funds, Director since 1988 overseeing 20 portfolios) .

F. David Rolwing         Trustee       Former Chairman, President and CEO, Montgomery Mutual Insurance Company, 1991 to 1999.
601 Congress Street   (since 1997**)   (Retired 1999).
Boston, MA  02210
Age: 71

*Prior to 2004, Ms. Cook and Mr. McClellan were Trustees of John Hancock Variable Series Trust I which was combined with corresponding portfolios of the Trust on April 29, 2005.

**Prior to 1997, Mr. Rolwing was a Trustee of Manulife Series Fund, Inc. which was combined with corresponding portfolios of the Trust on December 31, 1996.

          TRUSTEES AFFILIATED WITH THE TRUST AND OFFICERS OF THE TRUST

                       POSITION WITH
NAME, ADDRESS AND AGE    THE TRUST                              PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
---------------------  ---------------  ------------------------------------------------------------------------------------------
John D. DesPrez III#*  Trustee          President and Chief Executive Officer, John Hancock Financial Services, Inc.; Chairman and
601 Congress Street    (since 2000)     President, John Hancock Life Insurance Company (U.S.A.), Executive Vice President, U.S.
Boston, MA  02210                       Operations, Manulife Financial
Age: 48

John D. Richardson#*   Chairman of      Retired; Former Senior Executive Vice President, Office of the President, Manulife
601 Congress Street    Trustees         the Board of Financial, February 2000 to March 2002 (Retired, March, 2002);
Boston, MA  02210      (since 1997) **
Age: 67                                 Executive Vice President and General Manager, U.S. Operations, Manulife Financial, January
                                        1995 to January 2000.

                                        Director of BNS Split Corp, a publicly traded company listed on the Toronto Stock
                                        Exchange.

#Trustee who is an "interested person," as defined in the 1940 Act, due to his position with Manulife Financial Corporation (or its affiliates), the ultimate controlling parent of the investment adviser.

*Affiliated with the investment adviser.

**Prior to 1997, Mr. Richardson was a Trustee of Manulife Series Fund, Inc. which merged into the Trust on December 31, 1996.

James A.  Shepherdson*  President     Executive Vice President, Manulife Financial Corporation (since 2004); Director, President
601 Congress Street     (since 2005)  and Chief Executive Officer, John Hancock Advisers, LLC (the "Adviser") and The Berkeley
Boston, MA  02210                     Financial Group, LLC ("The Berkeley Group") (holding company); Director, President and Chief
Age: 54                               Executive Officer, John Hancock Funds, LLC. ("John Hancock Funds"); Director, President and
                                      Chief Executive Officer, Sovereign Asset Management Corporation ("SAMCorp."); Director, John
                                      Hancock Signature Services, Inc.; Director, Chairman and President, NM Capital Management,
                                      Inc. (NM Capital); President, John Hancock Retirement Services, John Hancock Life Insurance
                                      Company (until 2004);

                                      Chairman, Essex Corporation (until 2004); Co-Chief Executive Officer MetLife Investors Group
                                      (until 2003).

                                      Senior Vice President, AXA/Equitable Insurance Company (until 2000)

Marc Costantini*        Treasurer     Executive Vice President and Chief Financial Officer, John Hancock Life Insurance Company
601 Congress Street     (since 2004)  (U.S.A.), January 2004 to present.
Boston, MA  02210                     General Manager, Managed Accounts, John Hancock Life Insurance Company (U.S.A.) and other
Age: 36                               positions at Manulife Financial, prior to January 2004.

Andrew Corselli*        Secretary     Vice President and Senior Counsel, U.S. Operations Law Department, John Hancock Life
200 Clarendon Street    (since 2002)  Insurance Company (U.S.A.), March 2001 to present. The Prudential Insurance Company of
Boston, MA  02116                     America, Assistant General Counsel & Chief of Litigation, June 1988 to June, 2000
Age: 59

Gordon Shone*           Vice          Senior Vice President, John Hancock Life Insurance Company (U.S.A.), January 2001 to
601 Congress Street     President     present. Vice President, The Manufacturers Life Insurance Company (U.S.A.), August 1998 to
Boston, MA  02210       and Chief     December 2000.
Age: 49                 Financial
                        Officer
                        (Since 2003)

*Affiliated with the investment adviser.

Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his successor is duly elected and qualified or until he dies, retires, resigns, is removed or becomes disqualified.

DUTIES AND COMPENSATION OF TRUSTEES

      The Trust is organized as a Massachusetts business trust. Under the Trust's Declaration of Trust, the Trustees are responsible for managing the affairs of the Trust, including the appointment of advisers and subadvisers. The Trustees may appoint officers of the Trust who assist in managing the day-to-day affairs of the Trust.

      The Board of Trustees met seven times during the Trust's last fiscal year. The Board also has a standing Audit Committee composed of all of the disinterested Trustees. The Audit Committee met two times during the Trust's last fiscal year to review the internal and external accounting and auditing procedures of the Trust and, among other things, to consider the selection of independent accountants for the Trust, approve all significant services proposed to be performed by its independent accountants and to consider the possible effect of such services on their independence. The Board of Trustees also has a Nominating Committee composed of all of the disinterested Trustees. The Nominating Committee met twice during the last fiscal year. The Nominating Committee will consider nominees recommended by contract owners investing in the Trust. Nominations should be forward to the attention of the Secretary of the Trust at 601 Congress Street, Boston, MA 02210.

      During the current fiscal year, the Board of Trustees also created a Compliance Committee and three Investment Committees. The Compliance Committee is composed solely of disinterested Trustees and reviews and makes recommendation to the full Board regarding certain compliance matters relating to the Trust. Each Investment Committee is composed solely of disinterested Trustees (with interested Trustees and the President of the Trust serving as ex-officio members in certain cases) and reviews investment matters relating to a particular group of Trust portfolios.

      The Trust does not pay any remuneration to its Trustees who are officers or employees of the Adviser or its affiliates. Trustees not so affiliated receive an annual retainer of $67,000, a fee of $11,400 for each quarterly meeting of the Trustees that they attend in person and a fee of $5,700 per day for attending any duly constituted in person meeting of the Trustees, other than a quarterly meeting, plus the sum of $1,000 for attending any duly constituted meeting of the Nominating Committee, other than routine meetings where specific candidates are not considered. Trustees are reimbursed for travel and other out-of-pocket expenses. The officers listed above are furnished to the Trust pursuant to the Advisory Agreement described below and receive no compensation from the Trust. These officers spend only a portion of their time on the affairs of the Trust.

                              COMPENSATION TABLE**

                               AGGREGATE COMPENSATION FROM TRUST   TOTAL COMPENSATION FROM TRUST
                               FOR  FISCAL  YEAR ENDED DECEMBER    COMPLEX FOR FISCAL YEAR ENDED
 NAMES OF PERSON, POSITION                 31, 2004*                     DECEMBER 31, 2004*#
----------------------------   ---------------------------------   -----------------------------
DISINTERESTED TRUSTEES
Don B. Allen, Trustee                   $   115,250                         $   115,250
Charles L. Bardelis, Trustee            $   115,200                         $   115,200
Peter S. Burgess                                 NA                                  NA
Elizabeth Cook##                                 NA                                  NA
Hassell H. McClellan##                           NA                                  NA
James M. Oates, Trustee***              $    11,400                         $    11,400
F. David Rolwing, Trustee               $   115,250                         $   115,250

TRUSTEES AFFILIATED WITH THE
INVESTMENT ADVISER
John D. DesPrez, Trustee                $         0                         $         0
John D. Richardson, Trustee             $         0                         $         0

*Compensation received for services as Trustee.

#Trust Complex includes all portfolios of the Trust.

**The Trust does not have a pension or retirement plan for any of its Trustees or officers.

***Mr. Oates began serving as a Trustee effective December 3, 2004.

## Ms. Cook and Mr. McClellan began serving as Trustees effective March 1, 2005.

                      TRUSTEE OWNERSHIP OF TRUST PORTFOLIOS

      The table below lists the amount of securities of each Trust portfolio beneficially owned by each Trustee as of December 31, 2004 (excluding those portfolios that had not yet commenced operations on December 31, 2004). For purposes of this table, beneficial ownership is defined to mean a direct or indirect pecuniary interest. Please note that exact dollar amounts of securities held are not listed. Rather, ownership is listed based on the following table:

A   - $0
B   - $1 up to and including $10,000
C   - $10,001 up to and including $50,000
D   - $50,001 up to and including $100,000
E   - $100,001 or more

                                                                               TRUSTEES
                                                                          AFFILIATED WITH THE
                        DISINTERESTED   TRUSTEES*                          INVESTMENT ADVISER
----------------------------------------------------------------------  ------------------------
                                Don B.  Charles L.  James M.  F. David    John D.      John D.
       Trust Portfolio          Allen    Bardelis    Oates    Rolwing   Richardson  DesPrez, III
------------------------------  ------  ----------  --------  --------  ----------  ------------
Science and Technology Trust      B         A          A         A          A            A

Pacific Rim Trust (formerly,
Pacific Rim Emerging Markets
Trust)                            A         A          A         A          A            A

Health Sciences Trust             A         A          A         A          A            A

Emerging Growth Trust             A         A          A         A          A            A

Aggressive Growth Trust           A         A          A         A          A            A

Emerging Small Company Trust      A         A          A         C          A            A

Small Company Blend Trust         C         A          A         A          A            A

Dynamic Growth                    B         A          A         A          A            A

Mid Cap Stock Trust               A         A          A         A          A            A

Natural Resources Trust           A         C          A         A          A            A

All Cap Growth Trust              B         A          A         A          A            A

Strategic Opportunities Trust     B         A          A         A          A            A

Financial Services Trust          A         A          A         A          A            A

International Stock Trust         A         A          A         C          A            A

Overseas Trust                    A         A          A         A          A            A

International Small Cap Trust     B         A          A         A          A            A

International Value Trust         A         A          A         A          A            A

Quantitative Mid Cap Trust        A         A          A         C          A            A

Mid Cap Core Trust                A         A          A         A          A            A

Global Trust (formerly, Global
Equity Trust)                     A         A          A         A          A            A

Strategic Growth Trust            A         A          A         A          A            A

Capital Appreciation Trust        A         A          A         A          A            A

Quantitative All Cap Trust        A         A          A         A          A            A

All Cap Core Trust (formerly
Growth Trust)                     A         A          A         A          A            A

Large Cap Growth Trust            A         A          A         A          A            A

Quantitative Equity Trust         A         A          A         A          A            A

Blue Chip Equity Trust            A         A          A         A          A            A

U.S. Large Cap Trust              B         A          A         C          A            A

Strategic Value Trust             A         A          A         A          A            A

U.S. Large Cap Value Trust        A         A          A         A          A            A

Utilities Trust                   A         A          A         A          A            A

                                                                               TRUSTEES
                                                                          AFFILIATED WITH THE
                        INDEPENDENT TRUSTEES*                             INVESTMENT ADVISER
----------------------------------------------------------------------  ------------------------
                                Don B.  Charles L.  James M.  F. David    John D.      John D.
       Trust Portfolio          Allen    Bardelis    Oates    Rolwing   Richardson  DesPrez, III
------------------------------- ------  ----------  --------  --------  ----------  ------------
Real Estate Securities Trust      A         A          A         C          A            A

Small Cap Opportunities Trust     A         A          A         A          A            A

Small Company Value Trust         C         A          A         A          A            A

Special Value Trust               A         A          A         A          A            A

Mid Cap Value Trust               A         A          A         A          A            A

Value Trust                       C         A          A         A          A            A

All Cap Value Trust               A         A          A         A          A            A

Equity Index Trust                A         A          A         A          A            A

Fundamental Value Trust           A         C          A         A          A            A

Growth & Income Trust             C         A          A         A          A            A

Great Companies - America Trust   A         A          A         A          A            A

Quantitative Value Trust          A         A          A         A          A            A

Equity-Income Trust               A         A          A         A          A            A

Income & Value Trust              A         A          A         A          A            A

Balanced Trust                    A         A          A         A          A            A

Global Allocation Trust           A         A          A         A          A            A

High Yield Trust                  A         A          A         A          A            A

Strategic Bond Trust              A         A          A         A          A            A

Global Bond Trust                 A         A          A         A          A            A

Diversified Bond Trust            A         A          A         A          A            A

Investment Quality Bond Trust     A         A          A         A          A            A

Total Return Trust                A         A          A         A          A            A

Real Return Bond Trust            A         A          A         A          A            A

U.S. Government Securities
Trust                             A         A          A         A          A            A

Money Market Trust                A         A          A         A          A            A

Small Cap Index Trust             A         A          A         A          A            A

International Index Trust         A         A          A         A          A            A

Mid Cap Index Trust               A         A          A         A          A            A

Total Stock Market Index Trust    A         A          A         A          A            A

500 Index Trust                   A         A          A         A          A            E

Lifestyle Aggressive 1000 Trust   A         D          E         A          A            A

Lifestyle Growth 820 Trust        A         D          A         A          A            A

                                Don B.  Charles L.  James M.  F. David    John D.      John D.
       Trust Portfolio          Allen    Bardelis    Oates    Rolwing   Richardson  DesPrez, III
-----------------------------   ------  ----------  --------  --------  ----------  ------------
Lifestyle Balanced 640 Trust      A         A          A         A          A            A

Lifestyle Moderate 460 Trust      A         B          A         A          A            A

Lifestyle Conservative 280
Trust                             A         A          A         A          A            A

Small-Mid Cap Growth Trust        A         A          A         A          A            A

Small-Mid Cap Trust               A         A          A         A          A            A

International Equity Select
Trust                             A         A          A         A          A            A

Select Growth Trust               A         A          A         A          A            A

Global Equity Select Trust        A         A          A         A          A            A

Core Value Trust                  A         A          A         A          A            A

High Grade Bond Trust             A         A          A         A          A            A

American Growth Trust             A         A          A         A          A            A

American International Trust      A         A          A         A          A            A

American Blue Chip Income and
Growth Trust                      A         A          A         A          A            A

American Growth-Income Trust      A         A          A         A          A            A

ALL TRUST PORTFOLIOS              E         E          E         D          A            E

*Elizabeth Cook and Hassell McClellan began serving as Trustees effective March 1, 2005 and Peter Burgess began serving as Trustee effective June 21, 2005.

                       INVESTMENT MANAGEMENT ARRANGEMENTS

      The following information supplements the material appearing in the Prospectus under the caption "Management of the Trust." Copies of the Advisory and Subadvisory Agreements discussed below have been filed with and are available from the SEC.

      Information Regarding the Adviser. John Hancock Investment Management Services, LLC (formerly, Manufacturers Securities Services, LLC) ("JHIMS" or the "Adviser"), the successor to NASL Financial Services, Inc., is a Delaware limited liability corporation whose principal offices are located at 601 Congress Street, Boston, Massachusetts 02210. The ultimate parent of JHIMS is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. JHIMS is registered as an investment adviser under the Investment Advisers Act of 1940.

Approval of the Advisory Agreement and Subadvisory Agreements.

      The Advisory Agreement was initially approved by the Trustees on March 26, 1999 and by the shareholders on April 27, 1999. An amendment to the Advisory Agreement to add the portfolios described in this Statement of Additional Information was approved by the Trustees on June 23, 2005 and by the sole shareholder of each portfolio on [October ___, 2005].

Each Subadvisory Agreement (or amendment to an existing Subadvisory Agreement to add a new portfolio) was initially approved by the Trustees on June 23, 2005 and by the sole shareholder of each portfolio on [October ____, 2005].

THE ADVISORY AGREEMENT

      Duties of the Adviser and Expenses Paid by the Adviser. Under the terms of the Advisory Agreement, the Adviser administers the business and affairs of the Trust. The Adviser is responsible for performing or paying for various administrative services for the Trust, including providing at the Adviser's expense:

      -     office space and all necessary office facilities and equipment, and

      - individuals who are directors, officers or employees of the Adviser to serve (if duly elected or appointed) as Trustees, President, Treasurer or Secretary of the Trust, without remuneration from or other cost to the Trust.

      The Adviser shall, at the Trust's expense, perform all administrative, compliance, financial, accounting, bookkeeping and recordkeeping functions, except for those functions that may be performed by a third party pursuant to a custodian, transfer agency or service agreement executed by the Trust. The Adviser shall also furnish to the Trust, at the Trust's expense, any personnel necessary for these functions.

      The Adviser pays the cost of any advertising or sales literature relating solely to the Trust, the cost of printing and mailing Prospectuses to persons other than current holders of Trust shares or of variable contracts funded by Trust shares.

      In addition to providing the services described above, the Adviser selects, contracts with, and compensates subadvisers to manage the investment and reinvestment of the assets of the Trust portfolios. The Adviser monitors the compliance of such subadvisers with the investment objectives and related policies of each portfolio, and reviews the performance of such subadvisers and reports periodically on such performance to the Trustees of the Trust.

            Adviser Compensation. As compensation for its services, the Adviser receives a fee from the Trust computed separately for each portfolio. The fee for each portfolio is stated as an annual percentage of the current value of the net assets of such portfolio. The fee, which is accrued and paid daily, is calculated for each day by multiplying the daily equivalent of the annual percentage prescribed for a portfolio by the value of its net assets at the close of business on the previous business day of the Trust. The management fees each portfolio currently is obligated to pay the Adviser is as set forth in the Prospectus.

THE SUBADVISORY AGREEMENTS

      Duties of the Subadvisers. Under the terms of each of the current subadvisory agreements, (collectively "Subadvisory Agreements"), the Subadviser manages the investment and reinvestment of the assets of the assigned portfolios, subject to the supervision of the Trust's Board of Trustees and the Adviser. The Subadviser formulates a continuous investment program for each such portfolio consistent with its investment objectives and policies outlined in the Prospectus. Each Subadviser implements such programs by purchases and sales of securities and regularly reports to the Adviser and the Board of Trustees of the Trust with respect to the implementation of such programs. Each Subadviser, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel required for it to execute its duties, as well as administrative facilities, including bookkeeping, clerical personnel, and equipment necessary for the conduct of the investment affairs of the assigned portfolios.

      Subadvisory Fees. As compensation for their services, the Subadvisers receive fees from the Adviser computed separately for each portfolio. The fee for each portfolio is stated as an annual percentage of the current value of the net assets of the portfolio. The fees are calculated on the basis of the average of all valuations of net assets of each portfolio made at the close of business on each business day of the Trust during the period for which such fees are paid. Once the average net assets of a portfolio exceed specified amounts, in the case of certain portfolios, the fee is reduced with respect to such excess.

INFORMATION APPLICABLE TO BOTH THE ADVISORY AGREEMENT AND THE SUBADVISORY AGREEMENTS

      Expenses Paid by the Trust. Subject to the expense limitations discussed above, the Trust is responsible for the payment of all expenses of its organization, operations and business, except those that the Adviser or Subadvisers have agreed to pay pursuant to the Advisory or Subadvisory Agreements. Expenses borne by the Trust include:

      - reimbursement of the Adviser's expense of providing administrative, compliance, financial, accounting, bookkeeping and recordkeeping functions to the Trust,

      - charges and expenses of the custodian, independent accountants and transfer, bookkeeping and dividend disbursing agent appointed by the Trust;

      -     brokers' commissions;

      - issue and transfer taxes on securities transactions to which the Trust is a party;

      -     taxes and fees payable by the Trust; and

      - legal fees and expenses in connection with the affairs of the Trust, including registering and qualifying its shares with regulatory authorities and in connection with any litigation; and

      - costs for printing annual and semi-annual reports, prospectuses and proxy statements and mailing these documents to shareholders (including holders of variable contracts funded by Trust shares).

      Term of the Advisory Agreement and Each Subadvisory Agreement. The Advisory Agreement and each Subadvisory Agreement will initially continue in effect as to a portfolio for a period no more than two years from the date of its execution (or the execution of an amendment making the agreement applicable to that portfolio) and thereafter if such continuance is specifically approved at least annually either (a) by the Trustees or (b) by the vote of a majority of the outstanding voting securities of the Trust. In either event, such continuance shall also be approved by the vote of the majority of the Trustees who are not interested persons of any party to the Agreements.

      Any required shareholder approval of any continuance of any of the Agreements shall be effective with respect to any portfolio if a majority of the outstanding voting securities of that portfolio vote to approve such continuance even if such continuance may not have been approved by a majority of the outstanding voting securities of (a) any other portfolio affected by the Agreement or (b) all of the portfolios of the Trust.

      Failure of Shareholders to Approve Continuance of the Advisory Agreement or any Subadvisory Agreement. If the outstanding voting securities of any portfolio fail to approve any continuance of the Advisory Agreement or any Subadvisory Agreement, the party may continue to act as investment adviser or subadviser (as applicable) with respect to such portfolio pending the required approval of the continuance of such Agreement or a new agreement with either that party or a different adviser, or other definitive action. In the case of the Adviser, the compensation received during such period will be no more than the amount it would have received under the Advisory Agreement in respect of such portfolio.

      Termination of the Agreements. The Advisory Agreement and the Subadvisory Agreements may be terminated at any time without the payment of any penalty on 60 days' written notice to the other party or parties to the Agreements, and also to the Trust in the case of the Subadvisory Agreements. The following parties may terminate the agreements:

      -     the Board of Trustees of the Trust;

      - a majority of the outstanding voting securities of the Trust, or with respect to any portfolio, a majority of the outstanding voting securities of such portfolio;

      -     the Adviser,

      -     in the case of the Subadvisory Agreements, by the respective
            Subadviser.

The Agreements will automatically terminate in the event of their assignment.

      Amendments to the Agreements. The Advisory Agreement and the Subadvisory Agreements may be amended by the parties to the agreement provided the amendment is approved by the vote of a majority of the outstanding voting securities of the Trust (except as noted below) and by the vote of a majority of the Board of Trustees of the Trust who are not interested persons of the Trust, the Adviser or the applicable Subadviser.

      The required shareholder approval of any amendment shall be effective with respect to any portfolio if a majority of the outstanding voting securities of that portfolio vote to approve the amendment, even if the amendment may not have been approved by a majority of the outstanding voting securities of (a) any other portfolio affected by the amendment or (b) all the portfolios of the Trust.

      As noted under "Subadvisory Arrangements" in the Prospectus, the Trust has received an order from the SEC permitting the Adviser to appoint a subadviser (other than an Affiliated Subadviser) or change a subadvisory fee or otherwise amendment a subadvisory agreement (other than for an Affiliated Subadviser) pursuant to an agreement that is not approved by shareholders.

BUSINESS ARRANGEMENT BETWEEN THE ADVISER AND GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC ("GMO")

      As a part of the overall business arrangement between the Adviser and GMO under which the Adviser has obtained exclusive rights to certain GMO investment management services for up to five years, the Adviser has agreed that under certain circumstances it (and not the Trust or a particular portfolio) will pay to GMO a specified amount if the GMO subadvisory agreement is terminated within a five year period from the date of its effectiveness. Such amounts may total up to $15 million for a single portfolio and up to $24 million in the aggregate. The Adviser has also agreed that, subject to its fiduciary duties as an investment adviser to each portfolio and its shareholders, it will not recommend to the Board of Trustees to terminated the applicable GMO subadvisory agreement or to reduce any of the fees payable thereunder to GMO for a five year period from the date of its effectiveness. Substantially similar agreements (with varying amounts to be paid upon termination) apply with respect to certain other John Hancock funds that are or will be advised by the Adviser and subadvised by GMO. The Trust is not a party to any of these arrangements and they are not binding upon the Trust, the Trust portfolios subadvised by GMO or the Board of Trustees of the Trust. However, these arrangements present certain conflicts of interest because the Adviser has a financial incentive to support the continuation of the GMO agreement for as long as the termination provisions described above remain in effect. In approving the advisory agreement and the GMO subadvisory agreement, the Board of Trustees, including the disinterested Trustees, were aware of and considered these potential conflicts of interest, including any financial obligations of the Adviser to GMO.

                          DISTRIBUTOR; RULE 12B-1 PLANS

      The Board of Trustees of the Trust have approved Rule 12b-1 Plans (the "Plans") for Series I shares (formerly referred to as Class A shares), Series II shares (formerly referred to as Class B shares), Series III shares (also referred to as "Class R shares"). The purpose of each Plan is to encourage the growth and retention of assets of each portfolio subject to a Plan.

      Series I shares of each portfolio are subject to a Rule 12b-1 fee of up to ..05% of Series I share average daily net assets. Series II shares of each portfolio are subject to a Rule 12b-1 fee of up to .25% of Series II share average daily net assets. Series III shares of each portfolio are subject to a Rule 12b-1 fee of up to .40% of Series III share average daily net assets.

      John Hancock Distributors LLC (formerly, Manulife Financial Services LLC) (the "Distributor") enters into agreements with selling dealers to sell Series III of the Trust to qualified pension and profit-sharing plans pursuant to an integrated program of investment, record keeping, administrative and other plan services sponsored by the Distributor. The agreements also provide for the sale to plans of other funds participating in the program. The Distributor pays the selling dealer with respect to a plan as follows (or as the plan, the selling dealer and the Distributor may otherwise agree):

      A fee, payable weekly, equal to 1.00% of the first $5 million, 0.75% of the second $5 million, 0.50% of the third $5 million and 0.25% of the balance of the assets of the plan transferred or contributed to the program and invested in the Trust and other participating funds during the first year in which the plan participates in the program; and thereafter, a fee, payable monthly, at an rate equal to 0.25% annually of the net asset value of the share of the Trust and other participating funds held by the plan under the program.

        Rule 12b-1 fees are paid to the Distributor which is also the Trust's principal underwriter.

      To the extent consistent with applicable laws, regulations and rules, the Distributor may use Rule 12b-1 fees:

   -  for any expenses relating to the distribution of the shares of the class,

   - for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and

   - for the payment of "service fees" that come within Rule 2830(d)(5) of the Rules of Fair Practice of the National Association of Securities Dealers, Inc.

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Currently, each Series of shares pays a "service fee" of .25% of average daily net assets or, if less, the full amount of the applicable 12b-1 fee. The service fee is paid to the Trust's Distributor which then may reallocate all or a portion of the service fee to one or more affiliated or unaffiliated parties which have agreed to provide with respect to the shares of the Trust the kinds of services encompassed by the term "personal service and/or the maintenance of shareholder accounts" as defined in Rule 2830(d)(5) of the Rules of Fair Practice of the NASD.

      Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from a portfolio to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the Portfolio serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding paragraph; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Currently, all such payments are made to insurance companies affiliated with the Trust's Adviser and Distributor. However, payments may be made to nonaffiliated insurance companies in the future.

      This Plan authorizes any payments in addition to fees described above made by a portfolio to the Distributor or any of its affiliates, including the payment of any management or advisory fees, which may be deemed to be an indirect financing of distribution costs.

      The Plans may not be amended to increase materially the amount to be spent by a portfolio without such shareholder approval as is required by Rule 12b-1 under the 1940 Act (the "Rule"). All material amendments of a Plan must be approved in the manner described in the Rule. Each Plan shall continue in effect
(i) with respect to a portfolio only so long as the Plan is specifically approved for that Portfolio at least annually as provided in the Rule and (ii) only while (a) a majority of the Trustees are not interested persons (as defined in the Act) of the Trust, (b) incumbent disinterested Trustees select and nominate any new disinterested Trustees of the Trust and (c) any person who acts as legal counsel for the disinterested Trustees is an independent legal counsel. Each Plan may be terminated with respect to any Portfolio at any time as provided in the Rule.

                               PORTFOLIO BROKERAGE

      Pursuant to the Subadvisory Agreements, the Subadvisers are responsible for placing all orders for the purchase and sale of portfolio securities of the Trust. The Subadvisers have no formula for the distribution of the Trust's brokerage business; rather they place orders for the purchase and sale of securities with the primary objective of obtaining the most favorable overall results for the applicable portfolio of the Trust. The cost of securities transactions for each portfolio will consist primarily of brokerage commissions or dealer or underwriter spreads. Fixed income securities and money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

      Occasionally, securities may be purchased directly from the issuer. For securities traded primarily in the over-the-counter market, the Subadvisers will, where possible, deal directly with dealers who make a market in the securities unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account.

      Selection of Brokers or Dealers to Effect Trades. In selecting brokers or dealers to implement transactions, the Subadvisers will give consideration to a number of factors, including:

      -     price, dealer spread or commission, if any,

      - the reliability, integrity and financial condition of the broker-dealer,

      -     size of the transaction,

      -     difficulty of execution,

      -     brokerage and research services provided, and

      -     confidentiality and anonymity.

      Consideration of these factors by a Subadviser, either in terms of a particular transaction or the Subadviser's overall responsibilities with respect to the Trust and any other accounts managed by the Subadviser, could result in the applicable portfolio of the Trust paying a commission or spread on a transaction that is in excess of the amount of commission or spread another broker-dealer might have charged for executing the same transaction.

      Soft Dollar Considerations. In selecting brokers and dealers, the Subadvisers will give consideration to the value and quality of any research, statistical, quotation, brokerage or valuation services provided by the broker or dealer to the Subadviser. In placing a purchase or sale order, a Subadviser may use a broker whose commission in effecting the transaction is higher than that of some other broker if the Subadviser determines in good faith that the amount of the higher commission is reasonable in relation to the value of the brokerage and research services provided by such broker,

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

viewed in terms of either the particular transaction or the Subadviser's overall responsibilities with respect to the Trust and any other accounts managed by the Subadviser. In addition to statistical, quotation, brokerage or valuation services, a Subadviser may receive from brokers or dealers products or research that are used for both research and other purposes, such as administration or marketing. In such case, the Subadviser will make a good faith determination as to the portion attributable to research. Only the portion attributable to research will be paid through Trust brokerage. The portion not attributable to research will be paid by the Subadviser.

      Sub-advisers may also receive research or research credits from brokers which are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for a portfolio. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Subadviser in advising various of its clients (including the portfolios), although not all of these services are necessarily useful and of value in managing the portfolios. The management fee paid by a portfolio is not reduced because a Subadviser and its affiliates receive such services.

      As noted above, a Sub-adviser may purchase new issues of securities for the portfolio in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide the Sub-adviser with research in addition to selling the securities (at the fixed public offering price) to the portfolio or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the portfolio, other Sub-adviser clients, and the Sub-adviser without incurring additional costs. These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the NASD has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

      Brokerage and research services provided by brokers and dealers include advice, either directly or through publications or writings, as to:

      -     the value of securities,

      -     the advisability of purchasing or selling securities,

      - the availability of securities or purchasers or sellers of securities, and

      - analyses and reports concerning (a) issuers, (b) industries, (c) securities, (d) economic, political and legal factors and trends and
            (e) portfolio strategy.

Research services are received primarily in the form of written reports, computer generated services, telephone contacts and personal meetings with security analyst. In addition, such services may be provided in the form of meetings arranged with corporate and industry spokespersons, economists, academicians and government representatives. In some cases, research services are generated by third parties but are provided to the Subadviser by or through a broker.

      To the extent research services are used by the Subadvisers, such services would tend to reduce such party's expenses. However, the Subadvisers do not believe that an exact dollar value can be assigned to these services. Research services received by the Subadvisers from brokers or dealers executing transactions for portfolios of the Trust will also be available for the benefit of other portfolios managed by the Subadvisers.

      Allocation of Trades by the Subadvisers. The Subadvisers manage a number of accounts other than the Trust's portfolios. Although investment determinations for the Trust's portfolios will be made by the Subadvisers independently from the investment determinations made by them for any other account, investments deemed appropriate for the Trust's portfolios by the Subadvisers may also be deemed appropriate by them for other accounts. Therefore, the same security may be purchased or sold at or about the same time for both the Trust's portfolios and other accounts. In such circumstances, the Subadvisers may determine that orders for the purchase or sale of the same security for the Trust's portfolios and one or more other accounts should be combined. In this event the transactions will be priced and allocated in a manner deemed by the Subadvisers to be equitable and in the best interests of the Trust portfolios and such other accounts. While in some instances combined orders could adversely affect the price or volume of a security, the Trust believes that its participation in such transactions on balance will produce better overall results for the Trust.

      Affiliated Underwriting Transactions by the Subadvisers. The Trust's portfolios have approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a portfolio may purchase securities that are offered in underwritings in which an affiliate of the Subadvisers participate. These procedures prohibit a portfolio from directly or indirectly benefiting a Subadviser affiliate in connection with such underwritings. In addition, for underwritings where a

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Subadviser affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the portfolios could purchase.

                        PURCHASE AND REDEMPTION OF SHARES

      The Trust will redeem all full and fractional portfolio shares for cash at the net asset value per share of each portfolio. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, the Trust may suspend the right of redemption or postpone the date of payment beyond seven days during any period when:

      - trading on the New York Stock Exchange is restricted, as determined by the SEC, or such Exchange is closed for other than weekends and holidays;

      - an emergency exists, as determined by the SEC, as a result of which disposal by the Trust of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the value of its net assets; or

      - the SEC by order so permits for the protection of security holders of the Trust.

                        DETERMINATION OF NET ASSET VALUE

      The following supplements the discussion of the valuation of portfolio assets set forth in the Prospectus under "Purchase and Redemption of Shares."

      Except for the types of securities described below, securities held by the portfolios will be valued as follows:

- Securities which are traded on stock exchanges (including securities traded in both the over-the-counter market and on an exchange) are valued at the last sales price as of the close of the regularly scheduled day-time trading of the New York Stock Exchange on the day the securities are being valued, or, lacking any sales, at the closing bid prices.

- Securities traded only in the over-the-counter market are valued at the last bid prices quoted by brokers that make markets in the securities at the close of day-time trading on the New York Stock Exchange.

- Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trustees or their designee.

- Shares of the Underlying Portfolios held by the Lifestyle Trusts are valued at their net asset value as described in the Prospectus under "Purchase and Redemption of Shares."

      Non-Negotiable Security. A non-negotiable security not treated as an illiquid security because it may be redeemed with the issuer, subject to a penalty for early redemption, shall be assigned a value that takes into account the reduced amount that would be received if it were currently liquidated.

      Debt Instruments with Remaining Maturities of 60 Days or less; All Instruments Held by the Money Market Trust. Debt instruments with a remaining maturity of 60 days or less held by each of the portfolios, other than the Money Market Trust, and all instruments held by the Money Market Trust, will be valued on an amortized cost basis. Under this method of valuation, the instrument is initially valued at cost (or in the case of instruments initially valued at market value, at the market value on the day before its remaining maturity is such that it qualifies for amortized cost valuation). After the initial valuation, the Trust assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument.

                POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS

It is the policy of the Trust to provide Nonpublic Information (as defined below) regarding Trust portfolio holdings to Nonaffiliated Persons (as defined below) of the Trust only in the limited circumstances noted below. It is also the policy of the Trust only to provide Nonpublic Information regarding portfolio holdings to any person, including Affiliated Persons (as defined below), on a "need to know" basis (i.e., the person receiving the information must have a legitimate business purpose for obtaining the information prior to it being publicly available). The Trust considers Nonpublic Information regarding Trust portfolio holdings to be confidential and the intent of the Trust's policy regarding disclosure of portfolio holdings is to guard against selective disclosure of such information in a manner that could disadvantage Trust shareholders.

Nonpublic Information. Portfolio holdings are considered Nonpublic Information until such holdings are posted on the website listed below or until filed with the SEC via Edgar on either Form N-CSR or Form N-Q

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

"Affiliated Persons" are persons affiliated with: (a) the Trust, (b) the Trust's investment adviser or principal underwriter or any affiliate of either entity,
(c) the investment adviser's ultimate parent, Manulife Financial Corporation ("MFC") or any affiliate thereof, (d) in the case of a particular Trust portfolio, the subadviser to the portfolio, or any affiliate of the subadviser,
(e) the Trust's custodian and (e) the Trust's certified public accountants.

"Nonaffiliated Persons" is any person who is not an Affiliated Person.

Disclosure of Portfolio Holdings to Nonaffiliated Persons

Subject to the pre-approval of the Trust's Chief Compliance Officer, the Trust or its adviser principal underwriter or any of its subadviser (or any of their affiliates) may provide Nonpublic Information regarding Trust portfolio holdings to Nonaffiliated Persons in the circumstances listed below.

      1. Rating Organizations

Nonpublic Information regarding Trust portfolio holdings may be provided to ratings organizations, such as Morningstar and Lipper, for the purpose of reviewing the portfolio, the adviser or subadviser if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

      2. VESTEK (THOMPSON FINANCIAL)

Nonpublic Information regarding Trust portfolio holdings may be provided to Vestek (Thompson Financial) or other entities for the purpose of compiling reports and preparing data for use by the Trust or any Affiliated Person if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

      3. PROXY VOTING SERVICES

Nonpublic Information regarding Trust portfolio holdings may be provided to proxy voting services for the purpose of voting proxies relating to Trust portfolio holdings if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

      4. COMPUTER SOFTWARE

Nonpublic Information regarding Trust portfolio holdings may be provided to entities providing computer software to the Trust (for example, for the purpose of generating Trust compliance reports or reports relating to proxy voting) if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

      5. COURTS AND REGULATORS

Nonpublic Information regarding Trust portfolio holdings may be provided to any court or regulator with jurisdiction over the Trust, the adviser, MFC or any subadviser to a Trust portfolio (or any of their affiliates) if such information is requested by such court or regulator.

      6. OTHER PERSONS

Nonpublic Information regarding Trust portfolio holdings may be provided to other persons or entities if approved by the Chief Compliance Officer of the Trust or his or her designee (collectively, the "CCO"). In determining whether to approve such disclosure the CCO shall consider: (a) the purpose of providing such information, (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon and (c) whether such disclosure is in the best interest of the shareholders of the Trust.

The Trust generally requires that each such person or entity execute a written agreement requiring such person/entity to keep the portfolio holdings confidential and to not trade based on information relating to such holdings. However, the Trust may grant exemptions to such requirement on a case by case basis. In such case, disclosure of Nonpublic Information will be approved if the conditions stated above are met.

The CCO shall report to Board of Trustees whenever additional disclosures of portfolio holdings are approved. This report shall be at the board meeting following such approval.

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

Disclosure of Portfolio Holdings to Affiliated Persons

      The CCO must pre-approve the provision of any Nonpublic Information regarding portfolio holdings to any Affiliated Persons other than those listed below under "Pre-Approved Affiliated Persons" ("Other Affiliated Persons") and report such approval to the Board of Trustees at the board meeting following such approval. The persons listed below under "Pre-Approved Affiliated Persons" have been exempt from such pre-approval. In the case of persons listed in II, III and IV in this section, their employers shall provide the CCO reasonable assurances that Nonpublic Information will be kept confidential and that such employees are prohibited from trading on such information.

      In determining whether to approve such disclosure of Nonpublic Information regarding portfolio holdings to any other Affiliated Persons the CCO shall consider: (a) the purpose of providing such information, (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon and (c) whether such disclosure is in the best interest of the shareholders of the Trust. In the case of a conflict between (a) the interests of the shareholders of the Trust, on the one hand, and (b) the interests of any affiliated person of the Trust, the Trust's investment adviser (including any subadviser), the Trust's principal underwriter or any of their affiliated persons, on the other, the procedures set forth under "Resolution of Conflicts of Interest" below shall be followed.

The Trust generally requires that any Other Affiliated Persons execute a written agreement requiring such person to keep the portfolio holdings confidential and to not trade based on information relating to such holdings. However, there may be certain circumstances where such an agreement is not required. In such case, disclosure of Nonpublic Information will be approved if the conditions stated above are met.

Resolution of Conflicts of Interest

If the Trust or its adviser or principal underwriter or any of its subadvisers (or any of their affiliates) desire to provide Nonpublic Information regarding Trust portfolio holdings to a Nonaffiliated Person and the CCO believes there is a potential conflict between (a) the interests of the shareholders of the Trust, on the one hand, and (b) the interests of any affiliated person of the Trust, the Trust's investment adviser (including any subadviser), the Trust's principal underwriter or any of their affiliated persons, on the other, the CCO shall refer the conflict to the Board of Trustees of the Trust who shall only permit such disclosure of the Nonpublic Information if in their reasonable business judgment they conclude such disclosure will not be harmful to the Trust.

Posting of Trust Portfolio Holdings on a Website

If the Trust desires to post on its website Trust portfolio holdings that have not yet been disclosed in a publicly available filing with the SEC that is required to include such information (e.g., a Form N-CSR or a Form N-Q), then the Trust shall disclose the following in its prospectus:

   1. the nature of the information that will be available, including both the date as of which the information will be current (e.g. calendar quarter-end) and the scope of the information (e.g., complete portfolio holdings, the portfolio's largest 10 holdings);

   2. the date when the information will first become available and the period for which the information will remain available, which shall end no earlier than the date on which the Trust files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current; and

   3. the location of the website where either the information or a prominent hyperlink (or series of prominent hyperlinks) to the information will be available.

Trust Portfolio Holdings Currently Posted on a Website

The ten largest holdings of each Trust portfolio will be posted to the website listed below 30 days after each calendar quarter end. This information will remain on the website until the date the Trust files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Trust's Form N-CSR and Form N-Q will contain each portfolio's entire portfolio holdings as of the applicable calendar quarter end.

 http://www.johnhancockannuities.com/Marketing/Portfolio/PortfolioIndexPage.aspx

Changes in Policy

Any material changes to the policy regarding disclosure of Nonpublic Information Regarding Trust portfolio holdings must be approved by the Trust Board of Trustees.

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Reports to the Trust's Board of Trustees

The CCO shall report any material issues that may arise under this policy to the Trust Board of Trustees.

Applicability of Policy to the Trust's Adviser and Subadvisers

This policy shall apply to the Trust's Adviser and each of its subadvisers.

Applicability of Policy to the Trust's Adviser and Subadvisers

This policy shall apply to the Trust's Adviser and each of its subadvisers.

Pre-Approved Affiliated Persons

Employees* of John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York who are subject to the Code of Ethics of the Trust, the Trust's investment adviser, John Hancock Investment Management Services LLC or the Trust's principal underwriter, John Hancock Distributors, LLC.

II. Employees* of a Subadviser or any Affiliate of a Subadviser who provide services to the Trust.

III. Employees* of the Trust's custodian who provide services to the Trust.

IV. Employees* and partners of the Trust's certified public accounting firm who provide services to the Trust.

*Includes temporary employees

                            SHAREHOLDERS OF THE TRUST

The Trust currently serves as the underlying investment medium for premiums and purchase payments invested in variable contracts issued by insurance companies affiliated with Manulife Financial, the ultimate controlling parent of the Adviser.

Currently, the shareholders of the Trust ("Trust Shareholders") are as follows:

   (a) the insurance companies affiliated with Manulife Financial discussed above (the "Manulife Insurance Companies"). (Each insurance company that is a shareholder of the Trust holds Trust shares attributable to variable contracts in its separate accounts),

   (b) certain permitted entities which purchase Series III and Series IIIA shares and which are describe in the Prospectus under "Multiple Classes of Shares - Series III and Series IIIA Shares" ("Permitted Entities"),

   (c) the Lifestyle Trusts, and

   (d) certain entities which comply with the paragraph (d) under "Entities Eligible to Be Shareholders of the Trust" below.

The Trust may be used for other purposes in the future, such as funding annuity contracts issued by other insurance companies. Trust shares are not offered directly to, and may not be purchased directly by, members of the public. The paragraph below lists the entities that are eligible to be shareholders of the Trust.

      Entities Eligible to Be Shareholders of the Trust. In order to reflect the conditions of Section 817(h) and other provisions of the Code and regulations thereunder, shares of the Trust may be purchased only by the following eligible shareholders:

(a) separate accounts of the Manulife Insurance Companies and other insurance companies;

(b) certain affiliates of the Manulife Insurance Companies;

(c) any trustee of a qualified pension or retirement plan.

Voting of Shares by the Insurance Companies. The Trust and the Manulife Insurance Companies have the right to vote upon matters that may be voted upon at any Trust shareholders' meeting. These companies will vote all shares of the portfolios of the Trust issued to such companies in proportion to the timely voting instructions received from owners of

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

the contracts participating in separate accounts of such insurance companies registered under the Investment Company Act of 1940 ("Contract Owner Instructions"). In addition, the Trust will vote all shares of the portfolios issued to Lifestyle Trusts, and the Manulife Insurance Companies will vote all shares of the portfolio which they own, in proportion to Contract Owner Instructions.

Mixed Funding. Shares of the Trust may be sold to the Trust Shareholders described above. The Trust currently does not foresee any disadvantages to any Trust Shareholders arising from the fact that the interests of those investors may differ. Nevertheless, the Trust's Board of Trustees will monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations and to determine what action, if any, should be taken in response thereto. Such an action could include the withdrawal of a Trust Shareholder from investing in the Trust.

Trustees and officers of the Trust, in the aggregate, own or have the right to provide voting instructions for less than 1% of the outstanding shares of each Series of each portfolio of the Trust.

                              HISTORY OF THE TRUST

Trust Name Change. Prior to January 1, 2005, the name of the Trust was Manufacturers Investment Trust. Prior to October 1, 1997, the name of the Trust was NASL Series Trust.

                            ORGANIZATION OF THE TRUST

Organization of the Trust. The Trust was originally organized on August 3, 1984 as "NASL Series Fund, Inc." (the "FUND"), a Maryland corporation. Effective December 31, 1988, the Fund was reorganized as a Massachusetts business trust. Pursuant to such reorganization, the Trust assumed all the assets and liabilities of the Fund and carried on its business and operations with the same investment management arrangements as were in effect for the Fund at the time of the reorganization. The assets and liabilities of each of the Fund's separate portfolios were assumed by the corresponding portfolios of the Trust.

Classification. The Trust is a no-load, open-end management investment company registered with the SEC under the 1940 Act

      Powers of the Trustees of the Trust. Under Massachusetts law and the Trust's Declaration of Trust and By-Laws, the management of the business and affairs of the Trust is the responsibility of its Trustees.

      The Declaration of Trust authorizes the Trustees of the Trust without shareholder approval to do the following:

      - Issue an unlimited number of full and fractional shares of beneficial interest having a par value of $.01 per share,

      - Divide such shares into an unlimited number of series of shares and to designate the relative rights and preferences thereof, and

      - Issue additional series of shares or separate classes of existing series of shares.

      Shares of the Trust. The shares of each portfolio, when issued and paid for, will be fully paid and non-assessable and will have no preemptive or conversion rights. Shares of each portfolio have equal rights with regard to redemptions, dividends, distributions and liquidations with respect to that portfolio. Holders of shares of any portfolio are entitled to redeem their shares as set forth under "Purchase and Redemption of Shares."

      Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective portfolio and upon liquidation in the net assets of such portfolio remaining after satisfaction of outstanding liabilities. For these purposes and for purposes of determining the sale and redemption prices of shares, any assets that are not clearly allocable to a particular portfolio will be allocated in the manner determined by the Trustees. Accrued liabilities which are not clearly allocable to one or more portfolios will also be allocated among the portfolios in the manner determined by the Trustees.

      Shareholder Voting. Shareholders of each portfolio of the Trust are entitled to one vote for each full share held (and fractional votes for fractional shares held) irrespective of the relative net asset values of the shares of the portfolio. All shares entitled to vote are voted by series. However, when voting for the election of Trustees and when otherwise permitted by the 1940 Act, shares are voted in the aggregate and not by series. Only shares of a particular portfolio are entitled to vote on matters determined by the Trustees to affect only the interests of that portfolio. Pursuant to the 1940 Act and the rules and regulations thereunder, certain matters approved by a vote of a majority of all the shareholders of the Trust may not be binding on a portfolio whose shareholders have not approved such matter. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until less than a majority of the Trustees holding office has been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Holders of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee by a vote cast in person or by proxy at a meeting called for such purpose. Shares of the Trust do not have cumulative voting rights, which means that the holders of more than 50% of the Trust's shares voting for the election of Trustees can elect all of the Trustees if they so choose. In such event, the holders of the remaining shares would not be able to elect any Trustees.

      Shareholder Liability. Under Massachusetts law, shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trustees or any officer of the Trust. The Declaration of Trust also provides for indemnification out of the property of a Trust portfolio for all losses and expenses of any shareholder held personally liable for the obligations of such portfolio. In addition, the Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon, but only out of the property of the affected portfolio. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a particular portfolio would be unable to meet its obligations.

                     ADDITIONAL INFORMATION CONCERNING TAXES

The following discussion is a general and abbreviated summary of certain additional tax considerations affecting a portfolio and its shareholders. No attempt is made to present a detailed explanation of all Federal, state, local and foreign tax concerns, and the discussions set forth here and in the Prospectus do not constitute tax advice. Investors are urged to consult their own tax advisors with specific questions relating to Federal, state, local or foreign taxes.

Since the portfolios' shareholders are the separate accounts of insurance companies, no discussion is included herein as to the U.S. Federal income tax consequences to the holder of a variable annuity or life insurance contract who allocates investments to a portfolio. For information concerning the U.S. Federal income tax consequences to such holders, see the prospectus for such contract. Holders of variable annuity or life insurance contracts should consult their tax advisors about the application of the provisions of the tax law described in this Statement of Additional Information in light of their particular tax situations.

The Trust believes that each portfolio will qualify as a regulated investment company under Subchapter M of the Code. If any portfolio of the Trust does not qualify as a regulated investment company, it will be subject to U.S. Federal income tax on its net investment income and net capital gains. As a result of qualifying as a regulated investment company, each portfolio will not be subject to U.S. Federal income tax on its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of its net realized long-term capital gain over its net realized short-term capital loss), if any, that it distributes to its shareholders in each taxable year, provided that it distributes to its shareholders at least 90% of its net investment income for such taxable year.

      A portfolio will be subject to a non-deductible 4% excise tax to the extent that the portfolio does not distribute by the end of each calendar year
(a) at least 98% of its ordinary income for the calendar year; (b) at least 98% of its capital gain net income for the one-year period ending, as a general rule, on October 31 of each year; and (c) 100% of the undistributed ordinary income and capital gain net income from the preceding calendar years (if any) pursuant to the calculations in (a) and (b). For this purpose, any income or gain retained by a portfolio that is subject to corporate tax will be considered to have been distributed by year-end. To the extent possible, each portfolio intends to make sufficient distributions to avoid the application of both corporate income and excise taxes. Under current law, distributions of net investment income and net capital gain are not taxed to a life insurance company to the extent applied to increase the reserves for the company's variable annuity and life insurance contracts.

To qualify as a regulated investment company, a portfolio must, among other things, derive its income from certain sources. Specifically, in each taxable year a portfolio must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies.

To qualify as a regulated investment company, a portfolio must also satisfy certain requirements with respect to the diversification of its assets. A portfolio must have, at the close of each quarter of the taxable year, at least 50% of the value of its total assets represented by cash, cash items, United States Government securities, securities of other regulated investment companies, and other securities which, in respect of any one issuer, do not represent more than 5% of the value of the assets of the portfolio nor more than 10% of the voting securities of that issuer. In addition, at those times not more than 25% of the value of the portfolio's assets may be invested in securities (other than United States Government securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers which the portfolio controls and which are engaged in the same or similar trades or businesses or related trades or businesses.

Because the Trust complies with the ownership restriction of Treas. Reg. Section 1.817-5(f) and Rev. Rul. 81-225 (no direct ownership by the public), each insurance company separate account will be treated as owning its proportionate share of the assets of any portfolio in which it invests, provided that the portfolio qualifies as a regulated investment company. Therefore, each portfolio intends to meet the additional diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code. These requirements generally provide that no more than 55% of the value of the assets of a portfolio may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.

A portfolio may make investments that produce income that is not matched by a corresponding cash distribution to the portfolio, such as investments in pay-in-kind bonds or in obligations such as certain Brady Bonds and zero-coupon securities having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over its issue price), or market discount (i.e., an amount equal to the excess of the stated redemption price at maturity of the security (appropriately adjusted if it also has original issue discount) over its basis immediately after it was acquired) if the portfolio elects to accrue market discount on a current basis. In addition, income may continue to accrue for Federal income tax purposes with respect to a non-performing investment. Any such income would be treated as income earned by a portfolio and therefore would be subject to the distribution requirements of the Code. Because such income may not be matched by a corresponding cash distribution to a portfolio, such portfolio may be required to borrow money or dispose of other securities to be able to make distributions to its investors. In addition, if an election is not made to currently accrue market discount with respect to a market discount bond, all or a portion of any deduction for any interest expense incurred to purchase or hold such bond may be deferred until such bond is sold or otherwise disposed.

Certain of the portfolios may engage in hedging or derivatives transactions involving foreign currencies, forward contracts, options and futures contracts (including options, futures and forward contracts on foreign currencies) and short sales (see "HEDGING AND OTHER STRATEGIC TRANSACTIONS"). Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by a portfolio (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of a portfolio and defer recognition of certain of the portfolio's losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require a portfolio to "mark-to-market" certain types of positions in its portfolio (that is, treat them as if they were closed out) and (2) may cause a portfolio to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirement and avoid the 4% excise tax. Each portfolio intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigate the effect of these rules.

Portfolios investing in foreign securities or currencies may be required to pay withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. If a portfolio purchases shares in a "passive foreign investment company" (a "PFIC"), the portfolio may be subject to U.S. Federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the portfolio to its shareholders. Additional charges in the nature of interest may be imposed on the portfolio in respect of deferred taxes arising from such distributions or gains. If a portfolio were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the portfolio would be required to include in income each year a portion of the ordinary earnings and net capital gain of the qualified electing fund, even if not distributed to the portfolio. Alternatively, a portfolio can elect to mark-to-market at the end of each taxable year its shares in a PFIC; in this case, the portfolio would recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under either election, a portfolio might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirements and would be taken into account for purposes of the 4% excise tax.

Additional Tax Considerations. If a portfolio failed to qualify as a regulated investment company, (i) owners of contracts based on the portfolio would be treated as owning contract based solely on shares of the portfolio (rather than on their proportionate share of the assets of such portfolio) for purposes of the diversification requirements under Subchapter L of the Code, and as a result might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral, and (ii) the portfolio would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification. In addition, if a portfolio failed to comply with the diversification requirements of the regulations under Subchapter L of the Code, owners of contracts based on the portfolio might be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Adviser and the Subadvisers and it is intended that the portfolios will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a portfolio, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Subadvisers might otherwise believe to be desirable.

Other Information. For more information regarding the tax implications for the purchaser of a variable annuity or life insurance contract who allocates investments to a portfolio of the Trust, please refer to the prospectus for the contract.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and Regulations are subject to change, possibly with retroactive effect.

                                    CUSTODIAN

State Street Bank and Trust Company, ("State Street") 225 Franklin Street, Boston, Massachusetts 02110, currently acts as custodian and bookkeeping agent of all the Trust assets. State Street has selected various banks and trust companies in foreign countries to maintain custody of certain foreign securities. State Street is authorized to use the facilities of the Depository Trust Company, the Participants Trust Company and the book-entry system of the Federal Reserve Banks.

                                 CODE OF ETHICS

The Trusts, the Adviser and each Subadviser have adopted Codes of Ethics that comply with Rule 17j-1 under the 1940 Act. Each Code permits personnel subject to the Code to invest in securities including securities that may be purchased or held by the Trust.

                              PROXY VOTING POLICIES

The proxy voting policies of the Trust and each of its subadvisers described in this prospectus are set forth in Appendix IV. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-moth period ended June 30th is available (1) without charge, upon request, by calling (800) 344-1029 (attention Gordon Shone) and (2) on the SEC's website at http://www.sec.gov.

                                   APPENDIX I

DEBT SECURITY RATINGS

STANDARD & POOR'S RATINGS GROUP ("S&P")

Commercial Paper:

A-1 The rating A-1 is the highest rating assigned by S&P to commercial paper. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high for issuers designated "A-1."

Bonds:

AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC    Bonds rated BB, B, CCC and CC are regarded, on balance, as
  -CC       predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D Bonds rated D are in default. The D category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired. The D rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings set forth above may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

Commercial Paper:

P-1 The rating P-1 is the highest commercial paper rating assigned by Moody's. Issuers rated P-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics: (1) leading market positions in established industries; (2) high rates of return on funds employed;
            (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity.

P-2 Issuers rated P-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Bonds:

Aaa Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa by Moody's are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa by Moody's are considered as medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

B Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance and other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers "1," "2" and "3" to certain of its rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

                                   APPENDIX II

STANDARD & POOR'S CORPORATION DISCLAIMERS

The Equity Index Trust, 500 Index Trust and Mid Cap Index Trust (collectively, the "S&P Index Trusts") are not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P"). S&P makes no representation or warranty, express or implied, to the shareholders of the S&P Index Trusts, or any member of the public regarding the advisability of investing in securities generally or in the S&P Index Trusts particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Trust is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Trust or the S&P Index Trusts. S&P has no obligation to take the needs of the Trust or the shareholders of the S&P Index Trusts into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of shares of the S&P Index Trusts or the timing of the issuance or sale of the shares of the S&P Index Trusts or in the determination or calculation of the equation by which shares of the S&P Index Trusts are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the S&P Index Trusts.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Trust, shareholders of the S&P Index Trusts, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

                                  APPENDIX III
        INFORMATION REGARDING PORTFOLIO MANAGERS OF THE TRUST PORTFOLIOS

AIM CAPITAL MANAGEMENT, INC.  ("AIM")

                           SMALL COMPANY GROWTH TRUST

   NAME OF PORTFOLIO MANAGER         DOLLAR RANGE OF INVESTMENTS IN PORTFOLIO(1)
   -------------------------         -------------------------------------------
                        SMALL COMPANY GROWTH TRUST
                         AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------
Juliet Ellis                                              None

Juan Hartsfield                                           None

      OTHER MANAGED ACCOUNTS

                             As of December 31, 2004

      AIM's portfolio managers develop investment models which are used in connection with the management of certain AIM funds as well as other mutual funds for which AIM or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals. The following chart reflects information regarding accounts other than the Small cap Growth Trust for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) mutual funds, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance ("performance-based fees"), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.

 NAME OF PORTFOLIO MANAGER          NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO
                                       MANAGER AND TOTAL ASSETS BY CATEGORY
--------------------------          --------------------------------------------
                      AIM SMALL COMPANY GROWTH FUND
--------------------------------------------------------------------------------
Juliet S. Ellis       5 Registered Mutual Funds with $2,824,970,495 in total
                      assets under management

                      1 Other Account with $124,542 in total assets under management(2)

---------------
(1) Shares of the portfolio may only be purchased by insurance company separate accounts and certain qualified retirement plans. Accordingly, no portfolio manager may invest in portfolio directly.

(2) These are accounts of individual investors for which AIM's affiliate, AIM Private Asset Management, Inc. ("APAM") provides investment advice. APAM offers separately managed accounts that are managed according to the investment models developed by AIM's portfolio managers and used in connection with the management of certain AIM funds. APAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

 NAME OF PORTFOLIO MANAGER               NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO
                                             MANAGER AND TOTAL ASSETS BY CATEGORY
--------------------------          ------------------------------------------------------
Juan R. Hartsfield                  5 Registered Mutual Funds with $2,824,970,495 in total
                                    assets under management

                                    1 Other Account with $124,542 in total assets under
                                    management(2)

POTENTIAL CONFLICTS OF INTEREST

      Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and /or other accounts may be presented with one or more of the following potential conflicts:

      - The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. AIM seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the portfolios advised by AIM.

      - If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one portfolio or other account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and other accounts. To deal with these situations, AIM has adopted procedures for allocating portfolio transactions across multiple accounts.

      - With respect to securities transactions for its proprietary mutual funds, AIM determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which AIM or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), AIM may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a portfolio in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the portfolio or other account(s) involved.

      - Finally, the appearance of a conflict of interest may arise where AIM has an incentive, such as a performance-based management fee, which relates to the management of one portfolio or account but not all portfolios and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

AIM has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Description of Compensation Structure

      AIM seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained fund performance. AIM evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager's compensation consists of the following five elements:

      - BASE SALARY. Each portfolio manager is paid a base salary. In setting the base salary, AIM's intention is to be competitive in light of the particular portfolio manager's experience and responsibilities.

      - ANNUAL BONUS. Each portfolio manager is eligible to receive an annual cash bonus which has quantitative and non-quantitative components. Generally, 70% of the bonus is quantitatively determined, based typically on a four-year rolling average of pre-tax performance of all registered investment company accounts for which a portfolio manager has day-to-day management responsibilities versus the performance of a pre-determined peer group. In instances where a portfolio manager has responsibility for management of more than one fund, an asset weighted four-year rolling average is used.

            High fund performance (against applicable peer group) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor fund performance (versus applicable peer group) could result in no bonus. The amount of fund assets under management typically have an impact on the bonus potential (for example, managing more assets increases the bonus potential); however, this factor typically carries less weight than relative performance. The remaining 30% portion of the bonus is discretionary as determined by AIM and takes into account other subjective factors.

      - EQUITY-BASED COMPENSATION. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares of AMVESCAP stock from pools determined from time to time by the Remuneration Committee of the AMVESCAP Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

      - PARTICIPATION IN GROUP INSURANCE PROGRAMS. Portfolio managers are provided life insurance coverage in the form of a group variable universal life insurance policy, under which they may make additional contributions to purchase additional insurance coverage or for investment purposes.

      - PARTICIPATION IN DEFERRED COMPENSATION PLAN. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. ("AMERICAN CENTURY")

                                   VISTA TRUST

Other Accounts Managed

The portfolio managers are also involved in the management of other accounts, as indicated by the following table.

                OTHER ACCOUNTS MANAGED (AS OF DECEMBER 31, 2004)

                                                                                   Other Accounts
                                                                                  (e.g., separate
                                   Registered Investment       Other Pooled           accounts
                                     Companies (e.g.,      Investment Vehicles     and corporate
                                      other American        (e.g., commingled    accounts including
                                       Century funds          trusts and 529         incubation
                                   and American Century         education           strategies,
                                    -subadvised funds)    savings plan accounts)  corporate money)
Mr. Fogle    Number of Other             6                     0                      1
             Accounts Managed
             Assets in Other       $5,107,964,764             N/A                $19,998,095
             Accounts Managed
Mr. Hollond  Number of Other             6                     0                      1
             Accounts Managed
             Assets in Other       $5,107,964,764             N/A                $19,998,095
             Accounts Managed

None of the other accounts managed has an advisory fee based on the performance of the account.

Potential Conflicts of Interest

Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, core equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

For each investment strategy, one portfolio is generally designated as the "policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

Structure of Compensation

American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

BASE SALARY

Portfolio managers receive base pay in the form of a fixed annual salary.

BONUS

A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. In some cases, the performance of a tracking portfolio is not separately considered; rather, the performance of the policy portfolio is the key metric. This is the case for the Vista Trust.

A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century Companies, Inc. ("ACC"), the adviser's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the adviser's ability to pay.

RESTRICTED STOCK PLANS

Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

DEFERRED COMPENSATION PLANS

Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

Ownership of Securities

The portfolio managers did not own any shares of the Vista Trust as of December 31, 2004, the fund's most recent fiscal year end.

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC  ("GMO")

                             U.S. MULTI SECTOR TRUST

The following table sets forth additional information about the senior members of the Divisions responsible for coordinating the portfolio's overall portfolio management. The information provided is as of the date of the February 28, 2005.

  SENIOR MEMBER      REGISTERED INVESTMENT COMPANIES      OTHER POOLED INVESTMENT VEHICLES       SEPARATE ACCOUNTS MANAGED
                    MANAGED (INCLUDING NON-GMO MUTUAL           MANAGED (WORLD-WIDE)                   (WORLD-WIDE)
                     FUND SUBADVISORY RELATIONSHIPS)

                      Number of                            Number of                          Number of
                       accounts         Total assets       accounts        Total assets       accounts        Total assets
                      ---------      ------------------    --------      -----------------    --------     ------------------
Ben Inker                  7         $ 8,078,336,031.80        3         $3,317,285,163.21       154       $10,091,485,620.97
Robert Soucy*             24         $14,734,645,878.24       29         $1,154,297,205.20        26       $ 2,901,152,612.78
Sam Wilderman             24         $14,734,645,878.24       29         $1,154,297,205.20        26       $ 2,901,152,612.78

                     REGISTERED INVESTMENT COMPANIES      OTHER POOLED INVESTMENT VEHICLES       SEPARATE ACCOUNTS MANAGED
                     MANAGED FOR WHICH GMO RECEIVES A      MANAGED (WORLD-WIDE) FOR WHICH       (WORLD-WIDE) FOR WHICH GMO
                     PERFORMANCE-BASED FEE (INCLUDING     GMO RECEIVES A PERFORMANCE-BASED   RECEIVES A PERFORMANCE-BASED FEE
                     NON-GMO MUTUAL FUND SUBADVISORY                    FEE
                              RELATIONSHIPS)
                      Number of                            Number of                          Number of
                      accounts         Total assets        accounts        Total assets       accounts       Total assets
                      ---------      -----------------     ---------     -----------------    ----------    -----------------
Ben Inker                 0                  0                 2         $2,952,393,873.33        32        $3,527,512,490.25
Robert Soucy*             3          $3,844,377,368.36        28         $1,095,305,212.81        13        $1,782,171,610.76
Sam Wilderman             3          $3,844,377,368.36        28         $1,095,305,212.81        13        $1,782,171,610.76

*Mr. Soucy has announced that he plans to retire as of December 31, 2005.

DESCRIPTION OF MATERIAL CONFLICTS: Whenever a portfolio manager manages other accounts, including accounts that pay higher fees or accounts that pay performance-based fees, potential conflicts of interest exist, including potential conflicts between the investment strategy of the portfolio and the investment strategy of the other accounts and potential conflicts in the allocation of investment opportunities between the portfolio and such other accounts. GMO believes several factors limit the conflicts between the Fund and other similar stock accounts managed by the portfolio management team or individual members of the team. First, discipline and constraints are imposed because the investment programs of the portfolio and other similar accounts are determined based on quantitative models. Second, all portfolio management team members are aware of and abide by GMO's trade allocation procedures, which seek to ensure fair allocation of investment opportunities among all accounts. Performance attribution with full transparency of holdings and identification of contributors to gains and losses act as important controls on conflicts that might otherwise exist. Performance dispersion among accounts employing the same investment strategy but with different fee structures is periodically examined by the portfolio management team and GMO's Investment Analysis team to ensure that any divergence in expected performance is adequately explained by differences in the client's investment guidelines and timing of cash flows.

DESCRIPTION OF THE STRUCTURE OF, AND THE METHOD USED TO DETERMINE, THE COMPENSATION OF EACH MEMBER OF THE PORTFOLIO'S MANAGEMENT TEAM: The senior members of the portfolio management team are members (partners) of GMO. Compensation for the senior member consists of a base salary, a partnership interest in the firm's profits and possibly an additional, discretionary, bonus. Compensation does not disproportionately reward outperformance by higher fee/performance fee products. GMO's Compensation Committee sets the senior member's base salary taking into account current industry norms and market data to ensure that the base salary is competitive. The Compensation Committee also determines the senior member's partnership interest, taking into account the senior member's contribution to GMO and GMO's mission statement. A discretionary bonus may be paid to recognize specific business contributions and to ensure that the total level of compensation is competitive with the market. Because each member's compensation is based on his individual performance, GMO does not have a typical percentage split among base salary, bonus and other compensation. Partnership interests in GMO are the primary incentive for senior level persons to continue employment at GMO. GMO believes that partnership interests provide the best incentive to maintain stability of portfolio management personnel.

DOLLAR RANGE OF FUND SECURITIES OWNED BY EACH MEMBER OF THE PORTFOLIO'S MANAGEMENT TEAM: The senior members have no beneficial interest in the portfolio's shares.

                            VALUE OPPORTUNITIES TRUST
                           GROWTH OPPORTUNITIES TRUST
                              INTRINSIC VALUE TRUST
                                  GROWTH TRUST

The following table sets forth additional information about Mr. Soucy and Mr. Wilderman, the senior members of the U.S. Quantitative Division responsible for coordinating overall portfolio management. The information provided is as of the date of the February 28, 2005.

 SENIOR MEMBER      REGISTERED INVESTMENT COMPANIES       OTHER POOLED INVESTMENT         SEPARATE ACCOUNTS MANAGED
                   MANAGED (INCLUDING NON-GMO MUTUAL   VEHICLES MANAGED (WORLD-WIDE)            (WORLD-WIDE)
                    FUND SUBADVISORY RELATIONSHIPS)

                     Number of                           Number of                       Number of
                     accounts         Total assets       accounts       Total assets     accounts      Total assets
                     ---------      ------------------   ---------    -----------------  ---------   -----------------
Robert Soucy*            24         $14,734,645,878.24      29        $1,154,297,205.20     26       $2,901,152,612.78
Sam Wilderman            24         $14,734,645,878.24      29        $1,154,297,205.20     26       $2,901,152,612.78

                    REGISTERED INVESTMENT COMPANIES       OTHER POOLED INVESTMENT        SEPARATE ACCOUNTS MANAGED
                   MANAGED FOR WHICH GMO RECEIVES A    VEHICLES MANAGED (WORLD-WIDE)    (WORLD-WIDE) FOR WHICH GMO
                   PERFORMANCE-BASED FEE (INCLUDING       FOR WHICH GMO RECEIVES A     RECEIVES A PERFORMANCE-BASED
                    NON-GMO MUTUAL FUND SUBADVISORY        PERFORMANCE-BASED FEE                    FEE
                            RELATIONSHIPS)

                     Number of                          Number of                        Number of
                     accounts         Total assets      accounts        Total assets     accounts     Total assets
                     ---------      -----------------   ---------     -----------------  ---------  -----------------
Robert Soucy*            3          $3,844,377,368.36       28        $1,095,305,212.81    13       $1,782,171,610.76
Sam Wilderman            3          $3,844,377,368.36       28        $1,095,305,212.81    13       $1,782,171,610.76

*Mr. Soucy has announced that he plans to retire as of December 31, 2005.

DESCRIPTION OF MATERIAL CONFLICTS: Whenever a portfolio manager manages other accounts, including accounts that pay higher fees or accounts that pay performance-based fees, potential conflicts of interest exist, including potential conflicts between the investment strategy of the fund and the investment strategy of the other accounts and potential conflicts in the allocation of investment opportunities between the portfolio and such other accounts. GMO believes several factors limit the conflicts between the portfolio and other similar stock accounts managed by the portfolio management team or individual members of the team. First, discipline and constraints are imposed because the investment programs of the portfolio and other similar accounts are determined based on quantitative models. Second, all portfolio management team members are aware of and abide by GMO's trade allocation procedures, which seek to ensure fair allocation of investment opportunities among all accounts. Performance attribution with full transparency of holdings and identification of contributors to gains and losses act as important controls on conflicts that might otherwise exist. Performance dispersion among accounts employing the same investment strategy but with different fee structures is periodically examined by the portfolio management team and GMO's Investment Analysis team to ensure that any divergence in expected performance is adequately explained by differences in the client's investment guidelines and timing of cash flows.

DESCRIPTION OF THE STRUCTURE OF, AND THE METHOD USED TO DETERMINE, THE COMPENSATION OF EACH MEMBER OF THE PORTFOLIO'S MANAGEMENT TEAM: The senior member of the portfolio's management team is a member (partner) of GMO. Compensation for the senior member consists of a base salary, a partnership interest in the firm's profits and possibly an additional, discretionary, bonus. Compensation does not disproportionately reward outperformance by higher fee/performance fee products. GMO's Compensation Committee sets the senior member's base salary taking into account current industry norms and market data to ensure that the base salary is competitive. The Compensation Committee also determines the senior member's partnership interest, taking into account the senior member's contribution to GMO and GMO's mission statement. A discretionary bonus may be paid to recognize specific business contributions and to ensure that the total level of compensation is competitive with the market. Because each member's compensation is based on his individual performance, GMO does not have a typical percentage split among base salary, bonus and other compensation. Partnership interests in GMO are the primary incentive for senior level persons to continue employment at GMO. GMO believes that partnership interests provide the best incentive to maintain stability of portfolio management personnel.

DOLLAR RANGE OF FUND SECURITIES OWNED BY EACH MEMBER OF THE PORTFOLIO'S MANAGEMENT TEAM: The senior member has no beneficial interest in the portfolio's shares.

                           INTERNATIONAL GROWTH TRUST

The following table sets forth additional information about Dr. Hancock, the senior member of the International Quantitative Division responsible for coordinating overall portfolio management. The information provided is as of the date of February 28, 2005.

 SENIOR MEMBER     REGISTERED INVESTMENT COMPANIES        OTHER POOLED INVESTMENT        SEPARATE ACCOUNTS MANAGED
                  MANAGED (INCLUDING NON-GMO MUTUAL    VEHICLES MANAGED (WORLD-WIDE)            (WORLD-WIDE)
                   FUND SUBADVISORY RELATIONSHIPS)

                                                          Number of                       Number of
                  Number of accounts     Total assets     accounts        Total assets    accounts      Total assets
                  ------------------   -----------------  ---------     ---------------   ---------   -----------------
Thomas Hancock            14           $9,731,930,891.20     5          $917,778,056.16      23       $6,808,314,107.65

                   REGISTERED INVESTMENT COMPANIES        OTHER POOLED INVESTMENT        SEPARATE ACCOUNTS MANAGED
                   MANAGED FOR WHICH GMO RECEIVES A    VEHICLES MANAGED (WORLD-WIDE)     (WORLD-WIDE) FOR WHICH GMO
                   PERFORMANCE-BASED FEE (INCLUDING       FOR WHICH GMO RECEIVES A               RECEIVES A
                   NON-GMO MUTUAL FUND SUBADVISORY         PERFORMANCE-BASED FEE           PERFORMANCE-BASED FEE
                            RELATIONSHIPS)

                                            Total        Number of                       Number of
                     Number of accounts     assets       accounts        Total assets    accounts      Total assets
                     ------------------     ------       ---------       ------------    ---------    -----------------
Thomas Hancock               0                 0             0                0              6        $2,273,374,692.09

DESCRIPTION OF MATERIAL CONFLICTS: Whenever a portfolio manager manages other accounts, including accounts that pay higher fees or accounts that pay performance-based fees, potential conflicts of interest exist, including potential conflicts between the investment strategy of the portfolio and the investment strategy of the other accounts and potential conflicts in the allocation of investment opportunities between the portfolio and such other accounts. GMO believes several factors limit the conflicts between the portfolio and other similar stock accounts managed by the portfolio's management team or individual members of the team. First, discipline and constraints are imposed because the investment programs of the portfolio and other similar accounts are determined based on quantitative models. Second, all portfolio management team members are aware of and abide by GMO's trade allocation procedures, which seek to ensure fair allocation of investment opportunities among all accounts. Performance attribution with full transparency of holdings and identification of contributors to gains and losses act as important controls on conflicts that might otherwise exist. Performance dispersion among accounts employing the same investment strategy but with different fee structures is periodically examined by the portfolio's management team and GMO's Investment Analysis team to ensure that any divergence in expected performance is adequately explained by differences in the client's investment guidelines and timing of cash flows.

DESCRIPTION OF THE STRUCTURE OF, AND THE METHOD USED TO DETERMINE, THE COMPENSATION OF EACH MEMBER OF THE PORTFOLIO'S MANAGEMENT TEAM: The senior member of the Fund's portfolio management team is a member (partner) of GMO. Compensation for the senior member consists of a base salary, a partnership interest in the firm's profits and possibly an additional, discretionary, bonus. Compensation does not disproportionately reward outperformance by higher fee/performance fee products. GMO's Compensation Committee sets the senior member's base salary taking into account current industry norms and market data to ensure that the base salary is competitive. The Compensation Committee also determines the senior member's partnership interest, taking into account the senior member's contribution to GMO and GMO's mission statement. A discretionary bonus may be paid to recognize specific business contributions and to ensure that the total level of compensation is competitive with the market. Because each member's compensation is based on his individual performance, GMO does not have a typical percentage split among base salary, bonus and other compensation. Partnership interests in GMO are the primary incentive for senior level persons to continue employment at GMO. GMO believes that partnership interests provide the best incentive to maintain stability of portfolio management personnel.

DOLLAR RANGE OF FUND SECURITIES OWNED BY EACH MEMBER OF THE PORTFOLIO'S MANAGEMENT TEAM: The senior member has no beneficial interest in the portfolio.

T. ROWE PRICE ASSOCIATES, INC.

                              Spectrum Income Trust

Portfolio Manager
-----------------

      EDMUND M. NOTZON, III, PH.D., CFA

      Ned Notzon is Chairman of the Investment Advisory Committee for the John Hancock Trust Spectrum Income Trust and John Hancock Funds II Spectrum Income Fund. He is responsible for implementing and monitoring each portfolio's overall investment strategy, as well as the allocation of the portfolios' assets. Ned has day-to-day responsibility for managing the portfolios and developing and executing each Fund's investment program. Ned is a Vice President of T. Rowe Price Group and T. Rowe Price Associates and is a Portfolio Manager in the firm's Fixed Income Group. He is the Chairman of the firm's Asset Allocation Committee and is the Portfolio Manager of several separately managed fixed-income and asset allocation portfolios. Ned serves as President of the Spectrum Funds, and the Personal Strategy Funds, and the Bond Index Fund. He also manages the fixed income portion of the Balanced Fund. Prior to joining T. Rowe Price in 1989, Ned was a charter member of the U.S. Senior Executive Service and the Director of the Analysis and Evaluation Division in the Office of Water Regulations and Standards of the U.S. Environmental Protection Agency. He earned an S.B. in Mathematics from Massachusetts Institute of Technology, an M.S. in Statistics, and a Ph.D. in Operations Research from Stanford University. Ned has also completed Harvard Business School's Program for Senior Managers in Government and has earned the Chartered Financial Analyst accreditation.

            Other Accounts Managed & Potential Conflicts of Interest

NED NOTZON                                               NUMBER OF                      TOTAL
                                                         Accounts                      Assets*
                                                         --------
- registered investment companies: ..............           14                     $10,674,164,559**

- other pooled investment vehicles:..............            5                     $ 1,203,407,604

- other accounts:................................           27                     $ 2,865,149,487

            *Total assets are based on T. Rowe Price internal records as of December 31, 2004. **Includes assets of underlying registered investment companies in fund-of-funds where Mr. Notzon is the lead portfolio manager.

            Please be advised that Mr. Notzon did not manage any accounts for which advisory fees are based on performance.

            Material Conflicts.
            -------------------

            We are not aware of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the portfolio's investments and the investments of the other account(s) included this response.

            Portfolio managers at T. Rowe Price typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), and commingled trust accounts. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the "Portfolio Manager Compensation" below, our portfolio managers' compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.

            T. Rowe Price has developed written trade allocation guidelines for its Trading Desks. Generally, when the amount of securities available in a public offering or the secondary markets is insufficient to satisfy the volume or price requirements for the participating client portfolios, the guidelines require a pro rata allocation based upon the relative sizes of the participating client portfolio or the relative sizes of the participating client orders depending upon the market involved. In allocating trades made on a combined basis, the trading desks seek to achieve the same net unit price of the securities for each participating client. Because a pro rate allocation may not always adequately accommodate all facts and circumstances, the guidelines provide for exceptions to allocate trades on an adjusted basis. For example, adjustments may be made:
            (i) to recognize the efforts of a portfolio manager in negotiating a transaction or a private placement; (ii) to eliminate de minimus positions; (iii) to give priority to accounts with specialized investment policies and objectives; and (iv) to reallocate in light of a participating portfolio's characteristics (e.g., available cash, industry or issuer concentration, duration, credit exposure). Also, with respect to private placement transactions, conditions imposed by the issuer may limit availability of allocations to client accounts.

            d.    Portfolio Manager Compensation.
                  -------------------------------

                  Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors:

                  Investment performance over one-, three-, five-, and 10-year periods is the most important input. We evaluate performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to a broad based index (ex. S&P 500) and an applicable Lipper index (ex. Large-Cap Growth), though other benchmarks may be used as well. Investment results are also compared to comparably managed funds of competitive investment management firms. Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. It is important to note that compensation is viewed with a long term time horizon. The more consistent a manager's performance over time, the higher the compensation opportunity. The increase or decrease in a fund's assets due to the purchase or sale of fund shares is not considered a material factor.

                  Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts, and being good corporate citizens are important components of our long term success and are highly valued.

                  All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

                  This compensation structure is used for all portfolios managed by the portfolio manager.

            e.    Ownership of Securities.
                  ------------------------

Portfolio   none   $1-          $10,001-    $50,001-     $100,001-   $500,001-       over
Manager            $10,000      $50,000     $100,000     $500,000    $1,000,000      $1,000,000

NED NOTZON   -

UNITED STATES TRUST COMPANY

                    VALUE & RESTRUCTURING TRUST (THE "FUND")


Set forth below is information regarding the individuals ("Portfolio Managers") identified in the prospectus as primarily responsible for the day-to-day management of the Fund. All asset information is as of December 31, 2004. For purposes of this information, "Adviser" refers to U.S. Trust.

MANAGEMENT OF OTHER ACCOUNTS. The table below shows the number of other accounts managed by each Portfolio Manager and the total assets in the accounts in each of the following categories: registered investment companies, other pooled investment vehicles and other accounts. For each category, the table also shows the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on account performance.

                                                                          Number of Accounts and Total Assets for
                       Number of Other Accounts Managed and Total            Which Advisory Fee is Performance
                                 Assets by Account Type                                   Based
                 ------------------------------------------------------   ---------------------------------------
                                            Other                                         Other
Name of            Registered              Pooled                         Registered      Pooled
Portfolio          Investment            Investment          Other        Investment     Investment       Other
Manager            Companies              Vehicles          Accounts      Companies       Vehicles       Accounts
--------------   --------------         -------------    --------------   ----------     ----------      --------
David J.                      1                     -               457        -              -              -
Williams         $4,624,687,456                     -    $1,179,502,387        -              -              -

Timothy Evnin                 2                     1               273        -              -              -
                 $4,921,021,337         $ 276,975,170    $  769,674,895        -              -              -

John McDermott                1                     -               135        -              -              -
                 $  296,333,881                     -    $  289,177,978        -              -              -

COMPENSATION. Each Portfolio Manager receives compensation from the Adviser in connection with his management of the Fund and other accounts identified above which includes the following components: (1) base salary, (2) a bonus, and (3) an award for assets under management.

Base Salary. Each Portfolio Manager receives a fixed annual base salary. Base salary amounts are determined by the Adviser's senior management for asset management and human resources (for ease of reference, the "Compensation Committee") based upon a number of factors, including the Portfolio Manager's experience, overall performance, responsibilities, and the competitive market place for portfolio manager compensation.

Bonus. Each Portfolio Manager is eligible to receive a bonus in addition to his base salary. For each Portfolio Manager the bonus may consist of two components. The first component is a discretionary component ("Discretionary Bonus") determined as a percentage of the Portfolio Manager's base salary. The level of the Discretionary Bonus is determined by the Compensation Committee based upon a number of factors, including the Adviser's profitability, the size of the eligible bonus pool and the Portfolio Manager's experience, overall performance, responsibilities, and the competitive market place for portfolio manager compensation. The specific performance of the Fund or other accounts managed by the Portfolio Manager as compared to a benchmark is not considered in determining the amount of the Discretionary Bonus. The second component of the eligible bonus award is a performance bonus ("Performance Bonus"). The amount of the Performance Bonus is determined based upon the investment performance of certain accounts managed by the Portfolio Manager (the "Bonus Accounts") as compared to an appropriate index as selected by the Adviser. Not all accounts for which the Portfolio Manager has responsibility are Bonus Accounts. Bonus Accounts are selected by the Adviser on the basis that they are generally representative of the class of securities managed by the Portfolio Manager for all of its accounts. The Bonus Accounts for each Portfolio Manager, and their index benchmarks, are as follows:

Portfolio Manager                     Bonus Account(s)                           Index Benchmark(s)
-----------------           -------------------------------------        ----------------------------------
David J. Williams           Excelsior  Value & Restructuring Fund        Lipper Multi-Cap Core Equity Funds
                                                                         Average

Timothy Evnin               Excelsior Mid Cap Value Fund                 Lipper Mid-Cap Core Equity Funds
                                                                         Average

John McDermott              Excelsior Mid Cap Value Fund                 Lipper Mid Cap Core Funds Average


The Performance Bonus amount is determined according to a formula established by the Compensation Committee which takes into account (1) whether the Bonus Account is an equity or a fixed income account, (2) the tenure of the Portfolio Manager in managing the Bonus Account, and (3) the investment performance of the Bonus Accounts as compared to the Index Benchmark over various periods. In general, long term performance has a greater impact on the Performance Bonus than short term performance.

Both the Discretionary Bonus and the Performance Bonus take into consideration a "target bonus factor", which is a factor of the Base Salary determined for each Portfolio Manager based on considerations of the Portfolio Manager's responsibilities. For example, an individual who serves as the leader of an investment discipline will have a higher target bonus factor - and therefore a higher potential Discretionary and Performance Bonus - than a Portfolio Manager who is not the leader of an investment discipline.

Assets Under Management Award. Portfolio Managers receive an award based on the size of all assets for which the Portfolio Manager has management responsibility. For purposes of this award, assets of all types of accounts are treated identically, i.e., no greater credit is given for assets in one type of account over another. The size of this award is determined by a schedule that sets different multiples depending on the Portfolio Manager's total assets under management. The schedule's asset ranges and multiples are determined at the discretion of the Compensation Committee.

Payments of amounts awarded under the Bonus and Assets Under Management Award are deferred and vest over a number of years. The purpose of this vesting program is to promote the retention of Portfolio Managers.

POTENTIAL CONFLICTS OF INTEREST

As reflected above, the Portfolio Managers manage accounts in addition to the portfolio. A Portfolio Manager's management of these other accounts may give rise to potential conflicts of interest. The Adviser has adopted policies and procedures that are designed to identify and minimize the effects of these potential conflicts, however there can be no guarantee that these policies and procedures will be effective in detecting potential conflicts or in eliminating the effects of any such conflicts.

Certain components of the Portfolio Managers' compensation structure may also give rise to potential conflicts of interest to the extent that a Portfolio Manager may have an incentive to favor or devote more effort in managing accounts that impact, or impact to a larger degree, their overall compensation. As reflected above, for Mr. Evnin and Mr. McDermott, the Fund does not serve as the Bonus Account for determining the amount of their Performance Bonus. As a result, since the Performance Bonus is directly tied to the performance of the Funds or accounts which are Bonus Accounts, they may have an incentive to favor their Bonus Account to the disadvantage of his other accounts that are not Bonus Accounts. The Adviser attempts to mitigate these conflicts by selecting Bonus Accounts that are generally representative of the class of securities managed by the Portfolio Manager for all of its accounts.

In addition, as described above, the level of the Discretionary Bonus is determined, in part, based upon the Adviser's profitability. Such profits are generally derived from the fees the Adviser receives for managing all of its investment management accounts. To the extent that accounts other than the Fund have the potential to generate more profits for the Adviser than the Fund, the Portfolio Managers may have an incentive to favor such other accounts.

Because Portfolio Managers manage multiple accounts with similar objectives, and thus frequently purchase and sell the same securities for such accounts, certain allocation issues may arise. In particular, if a Portfolio Manager identifies a limited investment opportunity which may be suitable for more than one Fund or account, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. In addition, in the event a Portfolio Manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The Adviser has adopted policies and procedures that are designed to manage the risk that an account could be systematically advantaged or disadvantaged in connection with the allocation of investment opportunities and aggregation of trade orders. These policies and procedures may include, where consistent with the Adviser's duty to seek best execution on behalf of its clients, aggregation of orders from multiple accounts for execution.

OWNERSHIP OF FUND SECURITIES

The following reflects the level of investment by each Portfolio Manager in the Fund.

                                        DOLLAR VALUE OF SHARES OWNED BENEFICIALLY
                                             AS OF DECEMBER 31, 2004*
                           -------------------------------------------------------------------
                                              $10,001   $50,001    $100,001   $500,001   Above
Manager                    None     $1-10K     - 50K    - 100K     - 500K     - 1M       $1M
David J. Williams          x

Timothy Evnin              x

John McDermott             x

-------------
* "Beneficial ownership" includes shares owned by an "immediate family member" (any child, stepchild, grandchild, parent, stepparent, grandparent, spouse, sibling, mother-in-law, father-in-law, son-in-law, daughter-in-law, brother-in-law, sister-in-law and adoptive relationships).

             APPENDIX IV - PROXY VOTING POLICIES


                              71

                                                           Adopted June 26, 2003

                         MANUFACTURERS INVESTMENT TRUST*
                      PROXY VOTING POLICIES AND PROCEDURES

                                Table of Contents

I.    DELEGATION OF PROXY VOTING TO SUBADVISERS

      A.    DELEGATION

      B.    PROXY VOTING POLICIES AND PROCEDURES

II.   MATERIAL CONFLICTS OF INTEREST

III. PROCEDURES FOR SHAREHOLDERS/CONTRACT OWNERS TO OBTAIN PROXY VOTING POLICIES AND PROXY VOTING RECORD. DISCLOSURE OF PROXY VOTING PROCEDURES

      A. DISCLOSURE OF PROCEDURES IN THE STATEMENT OF ADDITIONAL INFORMATION OF THE TRUST

      B.    DISCLOSURE IN ANNUAL AND SEMI-ANNUAL REPORT

      C.    FILING OF PROXY VOTING RECORD ON FORM N-PX

IV.   ANNUAL RENEWAL OF PROXY VOTING POLICIES AND PROCEDURES

                                      * * *

I.    DELEGATION OF PROXY VOTING TO SUBADVISERS

      A.    DELEGATION

            The subadviser for each Trust portfolio shall vote all proxies relating to securities held by the portfolio and in that connection, and subject to any further policies and procedures contained herein, shall use proxy voting policies and procedures adopted by the subadviser in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940.

      B.    PROXY VOTING PROCEDURES

            The proxy voting policies and procedures for each Trust portfolio shall be the same as those used by the portfolio's subadviser to vote proxies for the Trust portfolio. The proxy voting policies and procedures of the subadviser to each Trust portfolio relating to voting proxies of each Trust portfolio it manages, as such policies and procedures may be amended from time to time (the "Subadviser Proxy Voting Procedures"), are hereby incorporated into these policies and procedures by reference.



* Name changed to John Hancock Trust effective January 1, 2005.

II.   MATERIAL CONFLICTS OF INTEREST

      If (1) the subadviser to any Trust portfolio knows that a vote presents a material conflict between the interests of (a) shareholders of the Trust portfolio and (b) the Trust's investment adviser, principal underwriter or any affiliated person of the Trust, its investment adviser or its principal underwriter, and (2) the subadviser does not propose to vote on the particular issue in the manner prescribed by its pre-determined proxy voting guidelines, then the subadviser will follow its conflict of interest procedures (as set forth in the subadviser's proxy voting policies and procedures) when voting such proxies.

      If the proxy voting policies and procedures of any subadviser indicate that, in the case of any conflict of interest between the interests of shareholders of a Trust portfolio and another party, the subadviser will abstain from voting or will request the Board of Trustees of the Trust to provide voting instructions, the subadviser shall not abstain or make such request but instead shall vote proxies, in its discretion, either as recommended by an independent third party or as the subadviser may determine in its reasonable judgment to be in the best interests of the shareholders of the Trust portfolio.

II. PROCEDURES FOR SHAREHOLDERS/CONTRACT OWNERS TO OBTAIN PROXY VOTING POLICIES AND PROXY VOTING RECORD. DISCLOSURE OF PROXY VOTING PROCEDURES

      A. DISCLOSURE OF POLICIES AND PROCEDURES IN THE STATEMENT OF ADDITIONAL INFORMATION

            The Trust shall disclose in its Statement of Additional Information a summary of its Proxy Voting Policies and Procedures and of the Subadviser Proxy Voting Procedures included therein. (In lieu of including a summary of the procedures, the Trust may instead include the actual Subadviser Proxy Voting Procedures in the Statement of Additional Information.)

      B.    DISCLOSURE IN ANNUAL AND SEMI-ANNUAL REPORT

            The Trust shall disclose in its annual and semi-annual shareholder reports that:

            (a) a description of the Trust's proxy voting policies and procedures and (b) the Trust's proxy voting record for the most recent 12 month period ending June 30th, are available:

            1.    on the SEC's website, and

            2. without charge, upon request, by calling a specified toll-free telephone number. The Trust will send these documents within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

II.   FILING OF PROXY VOTING RECORD ON FORM N-PX

      The Trust will annually file its complete proxy voting record with the SEC on Form N-PX. The Form N-PX shall be filed for the twelve month period ended June 30th no later than August 31st of each year.

III.  ANNUAL APPROVAL OF PROXY VOTING PROCEDURES

      The Trust's proxy voting policies and procedures shall be re-approved by the Trust's Board of Trustees at least annually.

PROXY POLICIES AND PROCEDURES

ADOPTED BY THE AIM FUNDS BOARD OF DIRECTORS/TRUSTEES JUNE 10-11, 2003

A.       PROXY POLICIES

Each of A I M Advisors, Inc., A I M Capital Management Group, Inc., AIM Private Asset Management Group, Inc. and AIM Alternative Asset Management Company (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.

I.       BOARDS OF DIRECTORS

A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit and compensation committees, should be completely independent.

There are some actions by directors that should result in votes being withheld. These instances include directors who:

- Are not independent directors and sit on the board's audit or compensation committee;

- Attend less than 75 percent of the board and committee meetings without a valid excuse;

-        Implement or renew a dead-hand or modified dead-hand poison pill;

- Enacted egregious corporate governance policies or failed to replace management as appropriate;

- Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or

- Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:

- Long-term financial performance of the target company relative to its industry;

-        Management's track record;

-        Portfolio manager's assessment;

-        Qualifications of director nominees (both slates);

- Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

-        Background to the proxy contest.

II.      INDEPENDENT AUDITORS

A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:

- It is not clear that the auditors will be able to fulfill their function;

- There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or

- The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.

III.     COMPENSATION PROGRAMS

Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.

- We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.

- We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

- We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.

- We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.

- We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.

IV.      CORPORATE MATTERS

We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.

- We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.

- We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.

- We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.

- We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.

V.       SHAREHOLDER PROPOSALS

Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.

- We will generally abstain from shareholder social and environmental proposals.

- We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.

- We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.

- We will generally vote for proposals to lower barriers to shareholder action.

- We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).

VI.      OTHER

- We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.

- We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.

- We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.

AIM's proxy policies, and the procedures noted below, may be amended from time to time.

B.       PROXY COMMITTEE PROCEDURES

The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department. The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by proxy.

AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider.

In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of Funds' Board of Directors/Trustees:

     1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.

     2. AIM will not publicly announce its voting intentions and the reasons therefore.

     3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.

     4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.

C.       BUSINESS/DISASTER RECOVERY

If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, ISS shall vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.

D.       RESTRICTIONS AFFECTING VOTING

If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.

E.       CONFLICTS OF INTEREST

The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.

To the extent that a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.

                  American Century Investment Management, Inc.

                              PROXY VOTING POLICIES

American Century Investment Management, Inc. ("American Century") is the investment manager for a variety of clients, including the American Century family of mutual funds. As such, it has been delegated the authority to vote proxies with respect to investments held in the accounts it manages. The following is a statement of the proxy voting policies that have been adopted by American Century.

GENERAL PRINCIPLES

In voting proxies, American Century is guided by general fiduciary principles. It must act prudently, solely in the interest of our clients, and for the exclusive purpose of providing benefits to them. American Century will attempt to consider all factors of its vote that could affect the value of the investment. We will not subordinate the interests of clients in the value of their investments to unrelated objectives. In short, American Century will vote proxies in the manner that we believe will do the most to maximize shareholder value.

SPECIFIC PROXY MATTERS

A. ROUTINE MATTERS

      1.   ELECTION OF DIRECTORS

            a. GENERALLY. American Century will generally support the election of directors that result in a board made up of a majority of independent directors. In general, American Century will vote in favor of management's director nominees if they are running unopposed. American Century believes that management is in the best possible position to evaluate the qualifications of directors and the needs and dynamics of a particular board. American Century of course maintains the ability to vote against any candidate whom it feels is not qualified. For example, we will generally vote for management's director nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities. Conversely, we will vote against individual directors if they do not provide an adequate explanation for repeated absences at board meetings. When management's nominees are opposed in a proxy contest, American Century will evaluate which nominees' publicly-announced management policies and goals are most likely to maximize shareholder value, as well as the past performance of the incumbents. In cases where American Century's clients are significant holders of a company's voting securities, management's recommendations will be reviewed with the client or an appropriate fiduciary responsible for the client (e.g., a committee of the independent directors of a fund, the trustee of a retirement plan).

            b. COMMITTEE SERVICE. American Century will withhold votes for non-independent directors who serve on the audit, compensation and/or nominating committees of the board.

            c. CLASSIFICATION OF BOARDS. American Century will support proposals that seek to declassify boards. Conversely, American

American Century Investments                               PROXY VOTING POLICIES
--------------------------------------------------------------------------------

                  Century will oppose efforts to adopt classified board structures.

            d. MAJORITY INDEPENDENT BOARD. American Century will support proposals calling for a majority of independent directors on a board. We believe that a majority of independent directors can help to facilitate objective decision making and enhances accountability to shareholders.

            e. WITHHOLDING CAMPAIGNS. American Century will support proposals calling for shareholders to withhold votes for directors where such actions will advance the principles set forth in paragraphs (a) through (d) above.

      2.    RATIFICATION OF SELECTION OF AUDITORS

            American Century will generally rely on the judgment of the issuer's audit committee in selecting the independent auditors who will provide the best service to the company. American Century believes that independence of the auditors is paramount and will vote against auditors whose independence appears to be impaired. We will vote against proposed auditors in those circumstances where (1) an auditor has a financial interest in or association with the company, and is therefore not independent; (2) non-audit fees comprise more than 50% of the total fees paid by the company to the audit firm; or
            (3) there is reason to believe that the independent auditor has previously rendered an opinion to the issuer that is either inaccurate or not indicative of the company's financial position.

B. EQUITY-BASED COMPENSATION PLANS

            American Century believes that equity-based incentive plans are economically significant issues upon which shareholders are entitled to vote. American Century recognizes that equity-based compensation plans can be useful in attracting and maintaining desirable employees. The cost associated with such plans must be measured if plans are to be used appropriately to maximize shareholder value. American Century will conduct a case-by-case analysis of each stock option, stock bonus or similar plan or amendment, and generally approve management's recommendations with respect to adoption of or amendments to a company's equity-based compensation plans, provided that the total number of shares reserved under all of a company's plans is reasonable and not excessively dilutive.

            American Century will review equity-based compensation plans or amendments thereto on a case-by-case basis. Factors that will be considered in the determination include the company's overall capitalization, the performance of the company relative to its peers, and the maturity of the company and its industry; for example, technology companies often use options broadly throughout its employee base which may justify somewhat greater dilution.

            Amendments which are proposed in order to bring a company's plan within applicable legal requirements will be reviewed by American Century's legal counsel; amendments to executive bonus plans to comply with IRS Section 162(m) disclosure requirements, for example, are generally approved.

            American Century will generally vote against the adoption of plans

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            or plan amendments that:

            - provide for immediate vesting of all stock options in the event of a change of control of the company (see "Anti-Takeover Proposals" below);

            - reset outstanding stock options at a lower strike price unless accompanied by a corresponding and proportionate reduction in the number of shares designated. American Century will generally oppose adoption of stock option plans that explicitly or historically permit repricing of stock options, regardless of the number of shares reserved for issuance, since their effect is impossible to evaluate;

            - establish restriction periods shorter than three years for restricted stock grants;

            - do not reasonably associate awards to performance of the company; and

            -     are excessively dilutive to the company.


C. ANTI-TAKEOVER PROPOSALS

In general, American Century will vote against any proposal, whether made by management or shareholders, which American Century believes would materially discourage a potential acquisition or takeover. In most cases an acquisition or takeover of a particular company will increase share value. The adoption of anti-takeover measures may prevent or frustrate a bid from being made, may prevent consummation of the acquisition, and may have a negative effect on share price when no acquisition proposal is pending. The items below discuss specific anti-takeover proposals.

      1.    CUMULATIVE VOTING

            American Century will vote in favor of any proposal to adopt cumulative voting and will vote against any proposal to eliminate cumulative voting that is already in place, except in cases where a company has a staggered board. Cumulative voting gives minority shareholders a stronger voice in the company and a greater chance for representation on the board. American Century believes that the elimination of cumulative voting constitutes an anti-takeover measure.

      2.    STAGGERED BOARD

            If a company has a "staggered board," its directors are elected for terms of more than one year and only a segment of the board stands for election in any year. Therefore, a potential acquiror cannot replace the entire board in one year even if it controls a majority of the votes. Although staggered boards may provide some degree of continuity and stability of leadership and direction to the board of directors, American Century believes that staggered boards are primarily an anti-takeover device and will vote against them. However, American Century does not necessarily vote against the re-election of staggered boards.

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      3.    "BLANK CHECK" PREFERRED STOCK

            Blank check preferred stock gives the board of directors the ability to issue preferred stock, without further shareholder approval, with such rights, preferences, privileges and restrictions as may be set by the board. In response to a hostile take-over attempt, the board could issue such stock to a friendly party or "white knight" or could establish conversion or other rights in the preferred stock which would dilute the common stock and make an acquisition impossible or less attractive. The argument in favor of blank check preferred stock is that it gives the board flexibility in pursuing financing, acquisitions or other proper corporate purposes without incurring the time or expense of a shareholder vote. Generally, American Century will vote against blank check preferred stock. However, American Century may vote in favor of blank check preferred if the proxy statement discloses that such stock is limited to use for a specific, proper corporate objective as a financing instrument.

      4.    ELIMINATION OF PREEMPTIVE RIGHTS

            When a company grants preemptive rights, existing shareholders are given an opportunity to maintain their proportional ownership when new shares are issued. A proposal to eliminate preemptive rights is a request from management to revoke that right.

            While preemptive rights will protect the shareholder from having its equity diluted, it may also decrease a company's ability to raise capital through stock offerings or use stock for acquisitions or other proper corporate purposes. Preemptive rights may therefore result in a lower market value for the company's stock. In the long term, shareholders could be adversely affected by preemptive rights. American Century generally votes against proposals to grant preemptive rights, and for proposals to eliminate preemptive rights.

      5.    NON-TARGETED SHARE REPURCHASE

            A non-targeted share repurchase is generally used by company management to prevent the value of stock held by existing shareholders from deteriorating. A non-targeted share repurchase may reflect management's belief in the favorable business prospects of the company. American Century finds no disadvantageous effects of a non-targeted share repurchase and will generally vote for the approval of a non-targeted share repurchase subject to analysis of the company's financial condition.

      6.    INCREASE IN AUTHORIZED COMMON STOCK

            The issuance of new common stock can also be viewed as an anti-takeover measure, although its effect on shareholder value would appear to be less significant than the adoption of blank check preferred. American Century will evaluate the amount of the proposed increase and the purpose or purposes for which the increase is sought. If the increase is not excessive and is sought for proper corporate purposes, the increase will be approved. Proper corporate purposes might include, for example, the creation of additional stock to accommodate a stock split or stock

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            dividend, additional stock required for a proposed acquisition, or additional stock required to be reserved upon exercise of employee stock option plans or employee stock purchase plans. Generally, American Century will vote in favor of an increase in authorized common stock of up to 100%; increases in excess of 100% are evaluated on a case-by-case basis, and will be voted affirmatively if management has provided sound justification for the increase.

      7.    "SUPERMAJORITY" VOTING PROVISIONS OR SUPER VOTING SHARE CLASSES

            A "supermajority" voting provision is a provision placed in a company's charter documents which would require a "supermajority" (ranging from 66 to 90%) of shareholders and shareholder votes to approve any type of acquisition of the company. A super voting share class grants one class of shareholders a greater per-share vote than those of shareholders of other voting classes. American Century believes that these are standard anti-takeover measures and will vote against them. The supermajority provision makes an acquisition more time-consuming and expensive for the acquiror. A super voting share class favors one group of shareholders disproportionately to economic interest. Both are often proposed in conjunction with other anti-takeover measures.

      8.    "FAIR PRICE" AMENDMENTS

            This is another type of charter amendment that would require an offeror to pay a "fair" and uniform price to all shareholders in an acquisition. In general, fair price amendments are designed to protect shareholders from coercive, two-tier tender offers in which some shareholders may be merged out on disadvantageous terms. Fair price amendments also have an anti-takeover impact, although their adoption is generally believed to have less of a negative effect on stock price than other anti-takeover measures. American Century will carefully examine all fair price proposals. In general, American Century will vote against fair price proposals unless it can be determined from the proposed operation of the fair price proposal that it is likely that share price will not be negatively affected and the proposal will not have the effect of discouraging acquisition proposals.

      9.    LIMITING THE RIGHT TO CALL SPECIAL SHAREHOLDER MEETINGS.

            The incorporation statutes of many states allow minority shareholders at a certain threshold level of ownership (frequently 10%) to call a special meeting of shareholders. This right can be eliminated (or the threshold increased) by amendment to the company's charter documents. American Century believes that the right to call a special shareholder meeting is significant for minority shareholders; the elimination of such right will be viewed as an anti-takeover measure and we will vote against proposals attempting to eliminate this right and for proposals attempting to restore it.

      10.   POISON PILLS OR SHAREHOLDER RIGHTS PLANS

            Many companies have now adopted some version of a poison pill plan

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            (also known as a shareholder rights plan). Poison pill plans generally provide for the issuance of additional equity securities or rights to purchase equity securities upon the occurrence of certain hostile events, such as the acquisition of a large block of stock.

            The basic argument against poison pills is that they depress share value, discourage offers for the company and serve to "entrench" management. The basic argument in favor of poison pills is that they give management more time and leverage to deal with a takeover bid and, as a result, shareholders may receive a better price. American Century believes that the potential benefits of a poison pill plan are outweighed by the potential detriments. American Century will generally vote against all forms of poison pills.

            We will, however, consider on a case-by-case basis poison pills that are very limited in time and preclusive effect. We will generally vote in favor of such a poison pill if it is linked to a business strategy that will - in our view - likely result in greater value for shareholders, if the term is less than three years, and if shareholder approval is required to reinstate the expired plan or adopt a new plan at the end of this term.

      11.   GOLDEN PARACHUTES

            Golden parachute arrangements provide substantial compensation to executives who are terminated as a result of a takeover or change in control of their company. The existence of such plans in reasonable amounts probably has only a slight anti-takeover effect. In voting, American Century will evaluate the specifics of the plan presented.

      12.   REINCORPORATION

            Reincorporation in a new state is often proposed as one part of a package of anti-takeover measures. Several states (such as Pennsylvania, Ohio and Indiana) now provide some type of legislation that greatly discourages takeovers. Management believes that Delaware in particular is beneficial as a corporate domicile because of the well-developed body of statutes and case law dealing with corporate acquisitions.

            We will examine reincorporation proposals on a case-by-case basis. If American Century believes that the reincorporation will result in greater protection from takeovers, the reincorporation proposal will be opposed. We will also oppose reincorporation proposals involving jurisdictions that specify that directors can recognize non-shareholder interests over those of shareholders. When reincorporation is proposed for a legitimate business purpose and without the negative effects identified above, American Century will vote affirmatively.

      13.   CONFIDENTIAL VOTING

            Companies that have not previously adopted a "confidential voting" policy allow management to view the results of shareholder votes. This gives management the opportunity to contact those shareholders voting against management in an effort to change their votes.

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            Proponents of secret ballots argue that confidential voting enables shareholders to vote on all issues on the basis of merit without pressure from management to influence their decision. Opponents argue that confidential voting is more expensive and unnecessary; also, holding shares in a nominee name maintains shareholders' confidentiality. American Century believes that the only way to insure anonymity of votes is through confidential voting, and that the benefits of confidential voting outweigh the incremental additional cost of administering a confidential voting system. Therefore, we will vote in favor of any proposal to adopt confidential voting.

      14.   OPTING IN OR OUT OF STATE TAKEOVER LAWS

            State takeover laws typically are designed to make it more difficult to acquire a corporation organized in that state. American Century believes that the decision of whether or not to accept or reject offers of merger or acquisition should be made by the shareholders, without unreasonably restrictive state laws that may impose ownership thresholds or waiting periods on potential acquirors. Therefore, American Century will vote in favor of opting out of restrictive state takeover laws.

C. OTHER MATTERS

      1.    SHAREHOLDER PROPOSALS INVOLVING SOCIAL, MORAL OR ETHICAL MATTERS

            American Century will generally vote management's recommendation on issues that primarily involve social, moral or ethical matters, such as the MacBride Principles pertaining to operations in Northern Ireland. While the resolution of such issues may have an effect on shareholder value, the precise economic effect of such proposals, and individual shareholder's preferences regarding such issues is often unclear. Where this is the case, American Century believes it is generally impossible to know how to vote in a manner that would accurately reflect the views of American Century clients, and therefore will review management's assessment of the economic effect of such proposals and rely upon it if we believe its assessment is not unreasonable.

            Shareholders may also introduce social, moral or ethical proposals which are the subject of existing law or regulation. Examples of such proposals would include a proposal to require disclosure of a company's contributions to political action committees or a proposal to require a company to adopt a non-smoking workplace policy. American Century believes that such proposals are better addressed outside the corporate arena, and will vote with management's recommendation; in addition, American Century will generally vote against any proposal which would require a company to adopt practices or procedures which go beyond the requirements of existing, directly applicable law.

      2.    ANTI-GREENMAIL PROPOSALS

            "Anti-greenmail" proposals generally limit the right of a corporation, without a shareholder vote, to pay a premium or buy out a 5% or greater shareholder. Management often argues that they

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            should not be restricted from negotiating a deal to buy out a significant shareholder at a premium if they believe it is in the best interest of the company. Institutional shareholders generally believe that all shareholders should be able to vote on such a significant use of corporate assets. American Century believes that any repurchase by the company at a premium price of a large block of stock should be subject to a shareholder vote. Accordingly, it will vote in favor of anti-greenmail proposals.

      3.    INDEMNIFICATION

            American Century will generally vote in favor of a corporation's proposal to indemnify its officers and directors in accordance with applicable state law. Indemnification arrangements are often necessary in order to attract and retain qualified directors. The adoption of such proposals appears to have little effect on share value.

      4.    NON-STOCK INCENTIVE PLANS

            Management may propose a variety of cash-based incentive or bonus plans to stimulate employee performance. In general, the cash or other corporate assets required for most incentive plans is not material, and American Century will vote in favor of such proposals, particularly when the proposal is recommended in order to comply with IRC Section 162(m) regarding salary disclosure requirements. Case-by-case determinations will be made of the appropriateness of the amount of shareholder value transferred by proposed plans.

      5.    DIRECTOR TENURE

            These proposals ask that age and term restrictions be placed on the board of directors. American Century believes that these types of blanket restrictions are not necessarily in the best interests of shareholders and therefore will vote against such proposals, unless they have been recommended by management.

      6.    DIRECTORS' STOCK OPTIONS PLANS

            American Century believes that stock options are an appropriate form of compensation for directors, and American Century will vote for director stock option plans which are reasonable and do not result in excessive shareholder dilution. Analysis of such proposals will be made on a case-by-case basis, and will take into account total board compensation and the company's total exposure to stock option plan dilution.

      7.    DIRECTOR SHARE OWNERSHIP

            American Century will vote against shareholder proposals which would require directors to hold a minimum number of the company's shares to serve on the Board of Directors, in the belief that such ownership should be at the discretion of Board members.

MONITORING POTENTIAL CONFLICTS OF INTEREST

Corporate management has a strong interest in the outcome of proposals

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submitted to shareholders. As a consequence, management often seeks to influence large shareholders to vote with their recommendations on particularly controversial matters. In the vast majority of cases, these communications with large shareholders amount to little more than advocacy for management's positions and give American Century staff the opportunity to ask additional questions about the matter being presented. Companies with which American
Century has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which American
Century votes on matters for its clients. To ensure that such a conflict of interest does not affect proxy votes cast for American Century clients, our proxy voting personnel regularly catalog companies with whom American Century has significant business relationships; all discretionary (including case-by-case) voting for these companies will be voted by the client or an appropriate fiduciary responsible for the client (e.g., a committee of the independent directors of a fund or the trustee of a retirement plan).

          ************************************************************

The voting policies expressed above are of course subject to modification in certain circumstances and will be reexamined from time to time. With respect to matters that do not fit in the categories stated above, American Century will exercise its best judgment as a fiduciary to vote in the manner which will most enhance shareholder value.

Case-by-case determinations will be made by American Century staff, which is overseen by the General Counsel of American Century, in consultation with equity managers. Electronic records will be kept of all votes made.

                                   Original 6/1/1989

                                   Revised 12/05/1991

                                   Revised 2/15/1997

                                   Revised 8/1/1999

                                   Revised 7/1/2003

                     GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
                               GMO AUSTRALASIA LLC
                                (TOGETHER "GMO")

                      PROXY VOTING POLICIES AND PROCEDURES

I.    INTRODUCTION AND GENERAL PRINCIPLES

GMO provides investment advisory services primarily to institutional, including both ERISA and non-ERISA clients, and commercial clients. GMO understands that proxy voting is an integral aspect of security ownership. Accordingly, in cases where GMO has been delegated authority to vote proxies, that function must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.

This policy permits clients of GMO to: (1) delegate to GMO the responsibility and authority to vote proxies on their behalf according to GMO's proxy voting polices and guidelines; (2) delegate to GMO the responsibility and authority to vote proxies on their behalf according to the particular client's own proxy voting policies and guidelines; or (3) elect to vote proxies themselves. In instances where clients elect to vote their own proxies, GMO shall not be responsible for voting proxies on behalf of such clients.

GMO believes that the following policies and procedures are reasonably designed to ensure that proxy matters are conducted in the best interest of its clients, in accordance with GMO's fiduciary duties, applicable rules under the Investment Advisers Act of 1940 and fiduciary standards and responsibilities for ERISA clients set out in the Department of Labor interpretations.

II.   PROXY VOTING GUIDELINES

GMO has engaged Institutional Shareholder Services, Inc. ("ISS") as its proxy voting agent to:

      (1) research and make voting recommendations or, for matters for which GMO has so delegated, to make the voting determinations;

      (2)   ensure that proxies are voted and submitted in a timely manner;

      (3)   handle other administrative functions of proxy voting;

      (4) maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;

      (5)   maintain records of votes cast; and

      (6) provide recommendations with respect to proxy voting matters in general.

Proxies will be voted in accordance with the voting recommendations contained in the applicable domestic or global ISS Proxy Voting Manual, as in effect from time to time. Copies of the current domestic and global ISS proxy voting guidelines are attached to these Voting Policies and Procedures as Exhibit A. GMO reserves the right to amend any of ISS's guidelines in the future. If any such changes are made an amended Proxy Voting Policies and Procedures will be made available for clients.

Except in instances where a GMO client retains voting authority, GMO will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to ISS.

III.  PROXY VOTING PROCEDURES

GMO has a Corporate Actions Group with responsibility for administering the proxy voting process, including:

   1. Implementing and updating the applicable domestic and global ISS proxy voting guidelines;

   2. Overseeing the proxy voting process; and

   3. Providing periodic reports to GMO's Compliance Department and clients as requested.

There may be circumstances under which a portfolio manager or other GMO investment professional ("GMO Investment Professional") believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the recommendation of ISS. In such an event, the GMO Investment Professional will inform GMO's Corporate Actions Group of its decision to vote such proxy in a manner inconsistent with the recommendation of ISS. GMO's Corporate Actions Group will report to GMO's Compliance Department no less than quarterly any instance where a GMO Investment Professional has decided to vote a proxy on behalf of a client in that manner.

IV.   CONFLICTS OF INTEREST

As ISS will vote proxies in accordance with the proxy voting guidelines described in Section II, GMO believes that this process is reasonably designed to address conflicts of interest that may arise between GMO and a client as to how proxies are voted.

In instances where GMO has the responsibility and authority to vote proxies on behalf of its clients for shares of GMO Trust, a registered mutual fund for which GMO serves as the investment adviser, there may be instances where a conflict of interest exists. Accordingly, GMO will (i) vote such proxies in the best interests of its clients with respect to routine matters, including proxies relating to the election of Trustees; and (ii) with respect to matters where a conflict of interest exists between GMO and GMO Trust, such as proxies relating to a new or amended investment management contract between GMO Trust and GMO, or a re-organization of a series of GMO Trust, GMO will either (a) vote such proxies in the same proportion as the votes cast with respect to that proxy, or
(b) seek instructions from its clients.

In addition, if GMO is aware that one of the following conditions exists with respect to a proxy, GMO shall consider such event a potential material conflict of interest:

   1. GMO has a business relationship or potential relationship with the issuer;

   2. GMO has a business relationship with the proponent of the proxy proposal;
      or

   3. GMO members, employees or consultants have a personal or other business relationship with the participants in the proxy contest, such as corporate directors or director candidates.

In the event of a potential material conflict of interest, GMO will (i) vote such proxy according to the specific recommendation of ISS; (ii) abstain; or
(iii) request that the client votes such proxy. All such instances shall be reported to GMO's Compliance Department at least quarterly.

V.    RECORDKEEPING

GMO will maintain records relating to the implementation of these proxy voting policies and procedures, including:

      (1) a copy of these policies and procedures which shall be made available to clients, upon request;

      (2)   a record of each vote cast (which ISS maintains on GMO's behalf);
            and

      (3) each written client request for proxy records and GMO's written response to any client request for such records.

Such proxy voting records shall be maintained for a period of five years.

VI.   REPORTING

GMO's Compliance Department will provide GMO's Conflict of Interest Committee with periodic reports that include a summary of instances where GMO has (i) voted proxies in a manner inconsistent with the recommendation of ISS, (ii) voted proxies in circumstances in which a material conflict of interest may exist as set forth in Section IV, and (iii) voted proxies of shares of GMO Trust on behalf of its clients.

VII.  DISCLOSURE

Except as otherwise required by law, GMO has a general policy of not disclosing to any issuer or third party how GMO or its voting delegate voted a client's proxy.

Effective: August 6, 2003

                           GLOBAL PROXY VOTING MANUAL
                 FINANCIAL RESULTS/DIRECTOR AND AUDITOR REPORTS

                       ISS GENERAL RECOMMENDATION & POLICY

Vote FOR approval of financial statements and director and auditor reports, unless:

   -  there are concerns about the accounts presented or audit procedures used;
      or

   - the company is not responsive to shareholder questions about specific items that should be publicly disclosed.

DISCUSSION

Most companies around the world submit these reports to shareholders for approval, and this is one of the first items on most agendas. The official financial statements and director and auditor reports are valuable documents when evaluating a company's annual performance. The director report usually includes a review of the company's performance during the year, justification of dividend levels and profits or losses, special events such as acquisitions or disposals, and future plans for the company.

The auditor report discloses any irregularities or problems with the company's finances. While a qualified report by itself is not sufficient reason to oppose this resolution, it raises cautionary flags of which shareholders should be aware. Most auditor reports are unqualified, meaning that in the auditor's opinion, the company's financial statements are made in accordance with generally accepted accounting principles.

When evaluating a company's financial statements, ISS looks at debt/equity levels on the balance sheet, historical sales and earnings performance, dividend history and payout ratios, and the company's performance within its own country and relative to similar companies in its industry. Unless there are major concerns about the accuracy of the financial statements or the director or auditor reports, ISS recommends approval of this item.

                APPOINTMENT OF AUDITORS AND AUDITOR COMPENSATION

                       ISS GENERAL RECOMMENDATION & POLICY

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

   - there are serious concerns about the accounts presented or the audit procedures used;

   -  the auditors are being changed without explanation; or

   - nonaudit-related fees are substantial or are routinely in excess of standard annual audit fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ABSTAIN if a company changes its auditor and fails to provide shareholders with an explanation for the change.

DISCUSSION

Most major companies around the world use one of the major international auditing firms to conduct their audits. As such, concerns about the quality and objectivity of the audit are minimal, and the reappointment of the auditor is usually a routine matter. Audit fees tend to be highly competitive and vary little between companies. However, if a company proposes a new auditor or an auditor resigns and does not seek reelection, companies should offer an explanation to shareholders. If shareholders request an explanation for a change in auditor and the company or retiring auditor fails to provide one, ISS recommends a vote against the election of a new auditor. If an explanation is otherwise unavailable, ISS recommends that shareholders abstain on this item.

Many countries also require the appointment of censors, or special auditors who ensure that the board and management are in compliance with the company's articles. The censors' role is purely advisory in nature. Proposals to appoint censors are routine, as the censors usually act as a secondary auditor for special audit requirements.

The practice of auditors providing nonaudit services to companies is problematic. While large auditors may have effective internal barriers to ensure that there are no conflicts of interest, an auditor's ability to remain objective becomes questionable when fees paid to the auditor for nonaudit services such as management consulting, general bookkeeping, and special situation audits exceed the standard annual audit fees. While some compensation for nonaudit services is customary, the importance of maintaining the independence of the auditor is paramount. If fees from nonaudit services become significant without any clear safeguards against conflicts of interest, ISS recommends opposing the auditor's reappointment.

                   APPOINTMENT OF INTERNAL STATUTORY AUDITORS

                       ISS GENERAL RECOMMENDATION & POLICY

Vote FOR the appointment or reelection of statutory auditors, unless:

   - there are serious concerns about the statutory reports presented or the audit procedures used;

   -  questions exist concerning any of the statutory auditors being appointed;
      or

   - the auditors have previously served the company in an executive capacity or can otherwise be considered with the company.

DISCUSSION

The appointment of internal statutory auditors is a routine request for companies in Latin America, Italy, Spain, Portugal, Japan, Korea, and Russia. The statutory auditing board is usually composed of three to five members, including a group chairman and two alternate members, all of whom are expected to be independent. In addition to the regular duty of verifying corporate accounts, the auditor board is responsible for supervising management and ensuring compliance with the law and articles of association. The auditors must perform an audit of the accounts every three months and present to shareholders a report on the balance sheet at the AGM. For most countries, the auditors are elected annually and may seek reelection. ISS recommends supporting the appointment of statutory auditors unless there are serious concerns about the reports presented or questions about an auditor's qualifications.

                              ALLOCATION OF INCOME

                       ISS GENERAL RECOMMENDATION & POLICY

Vote FOR approval of the allocation of income, unless:

   - the dividend payout ratio has been consistently below 30 percent without adequate explanation; or

   -  the payout is excessive given the company's financial position.

DISCUSSION

Many countries require shareholders to approve the allocation of income generated during the year. These proposals usually, but not always, contain an allocation to dividends. When determining the acceptability of this proposal, ISS focuses primarily on the payout ratio. Payouts of less than 30 percent or more than 100 percent are a trigger for further analysis. The minimum level of 30 percent is based on a review of international practice. Payouts of more than 100 percent are a signal that the company is dipping into reserves to make the payment.

Further analysis of payout ratios should include the following: an examination of historical payouts to determine if there is a long-term pattern of low payouts; exceptional events that may have artificially modified earnings for the year; the condition of a company's balance sheet; comparisons with similar companies both domestically and internationally; and the classification of the company as growth or mature.

Justifications for extreme payouts must be reviewed carefully. If the company has an adequate explanation for a certain payout, ISS supports the income allocation as proposed. However, if a company has a pattern of low payouts, fails to adequately justify the retention of capital, and is not experiencing above-average growth, ISS recommends opposing the proposal. A vote against the payout is also recommended if a company appears to be maintaining an excessive payout that may affect its long-term health.

                       STOCK (SCRIP) DIVIDEND ALTERNATIVE

                       ISS GENERAL RECOMMENDATION & POLICY

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

DISCUSSION

Stock (scrip) dividend alternatives, whereby shareholders are offered the option of receiving their dividend payment in the form of fully paid ordinary shares, are common proposals worldwide. While dividend payments in the form of shares in lieu of cash do not immediately add to shareholder value, they allow companies to retain cash and to strengthen the position and commitment of long-term shareholders. ISS opposes stock dividend proposals that do not allow a cash option unless management shows that the cash outflow is detrimental to the company's health and to long-term shareholder value.

                      AMENDMENTS TO ARTICLES OF ASSOCIATION

                       ISS GENERAL RECOMMENDATION & POLICY

Vote amendments to the articles of association on a CASE-BY-CASE basis.

DISCUSSION

Requests to amend a company's articles of association are usually motivated by changes in the company's legal and regulatory environment, although evolution of general business practice can also prompt amendments to articles. Such proposals are especially common whenever stock exchange listing rules are revised, new legislation is passed, or a court case exposes the need to close loopholes.

Amendments to articles range from minor spelling changes to the adoption of an entirely new set of articles. While the majority of such requests are of a technical and administrative nature, minor changes in wording can have a significant impact on corporate governance. As such, ISS carefully scrutinizes any changes to a company's articles.

From a company's perspective, it is often more efficient to adopt a new set of articles than to introduce numerous amendments. However, bundling changes that treat different provisions of the articles into one voting item prevents shareholders from separating items of concern from routine changes. By leaving a shareholder with an all-or-nothing choice, bundling allows companies to include negative provisions along with positive or neutral changes.

When reviewing new or revised articles, ISS classifies each change according to its potential impact on shareholder value and then weighs the package as a whole. The presence of one strongly negative change may warrant a recommendation against the resolution. In assigning these classifications, ISS is not concerned with the nature of the article being amended, but rather focuses on whether the proposed change improves or worsens the existing provision.

The final criterion on which ISS bases its decision is whether failure to pass a resolution would cause an immediate loss of shareholder value. In such cases, ISS supports even a bundled resolution that includes negative changes.

                          CHANGE IN COMPANY FISCAL TERM

                       ISS GENERAL RECOMMENDATION & POLICY

Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

DISCUSSION

Companies routinely seek shareholder approval to change their fiscal year end. This is a decision best left to management. ISS opposes this resolution only if the company is changing its year end to postpone its AGM. Most countries require companies to hold their AGM within a certain period of time after the close of the fiscal year. If a company is embroiled in a controversy, it might seek approval to amend its fiscal year end at an EGM to avoid controversial issues at an AGM. ISS opposes the change in year end in these cases.

                 LOWER DISCLOSURE THRESHOLD FOR STOCK OWNERSHIP

                       ISS GENERAL RECOMMENDATION & POLICY

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.

DISCUSSION

ISS's recommended level for ownership disclosure is five percent. A level below that does not add substantially to shareholders' interests and is often only a pretext for an antitakeover defense. A lower level also requires a greater number of shareholders to disclose their ownership, causing a greater burden to shareholders and to the company. Positions of more than five percent are significant, however, and this is the standard that the U.S. SEC uses.

In certain cases, shareholders may want to know of smaller positions-at a troubled company likely to be put in play, for example. ISS examines these companies to determine if these lower thresholds would benefit shareholders.

                            AMEND QUORUM REQUIREMENTS

                       ISS GENERAL RECOMMENDATION & POLICY

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

DISCUSSION

Quorum requirements differ widely by market. In the United States, for instance, a quorum of a majority of the outstanding shares is the norm. In many global markets, however, the percentage of shares represented at meetings is not as high as in the United States. Indeed, many companies incorporated in markets outside the United States have difficulty attaining a quorum.

Proposals to amend the quorum requirement are evaluated on a case-by-case basis based on market norms, the company's reasons for the change, and the company's ownership structure. With respect to the latter, companies that have a substantial shareholder or shareholder group should set their quorum requirement well above the percentage of shares owned by such shareholder or shareholder group. Quorum requirements are intended to ensure that a broad range of shareholders is represented at meetings. Setting a quorum requirement that is too low, whether in absolute terms or relative to the holdings of a large shareholder, undermines this purpose. A low quorum requirement is of particular concern in markets where resolutions are decided on the basis of either shares present and entitled to vote at a meeting or votes cast at the meeting; in such cases, once a quorum is attained the shares present, regardless of whether they are representative of the entire body of shareholders, will be able to decide the matters under consideration at the meeting.

                             TRANSACT OTHER BUSINESS

                       ISS GENERAL RECOMMENDATION & POLICY

Vote AGAINST other business when it appears as a voting item.

DISCUSSION

This item provides a forum for questions and any other resolutions that may be brought up at the meeting. In most countries the item is a formality and does not require a shareholder vote, but companies in certain countries include other business as a voting item. Because shareholders who vote by proxy cannot know what issues will be raised under this item, ISS cannot recommend that shareholders approve this request when asked for a vote. While ISS recognizes that in most cases this item is a formality or includes discussion that will have no impact on shareholders, shareholders cannot risk the negative consequences of voting in advance on an item for which information has not been disclosed.

                               DIRECTOR ELECTIONS

                       ISS GENERAL RECOMMENDATION & POLICY

Vote FOR management nominees in the election of directors, unless:

   - there are clear concerns about the past performance of the company or the board; or

   -  the board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.

Vote AGAINST individual directors if they cannot provide an explanation for repeated absences at board meetings (in countries where this information is disclosed)

DISCUSSION

ISS considers director elections to be one of the most important voting decisions that shareholders make, especially because shareholders are only given the opportunity to review their companies' operations once a year at the AGM. Thus, if detailed information on boards or nominees is available, analysis to the highest degree possible is warranted. Directors function as the representatives of shareholders throughout the year and are therefore a crucial avenue of ongoing influence on management.

Levels of disclosure regarding directors vary widely. In some countries, such as the United Kingdom, Canada, and Australia, companies publish detailed information such as director biographies, share ownership, and related information that aids shareholders in determining the level of director independence. In many other countries, the only information available on directors is their names, while still other countries disclose no information at all. In cases where detailed information about directors is not available, it would be counterproductive to vote against directors on the basis of a lack of information. Opposition to specific nominees or boards should be supported by specific problems or concerns.

While ISS supports the annual election of directors, boards in many countries are divided into two or more classes that are elected on a staggered basis. This system of classified boards is common across the world. Only Canadian companies routinely elect the entire board on an annual basis, but even in Canada companies may classify their board if an appropriate amendment is made to the articles. In certain countries, executive directors may be appointed for terms of up to five years, and a company's articles may give executive directors protected board seats under which they are not subject to shareholder election. ISS opposes protected board seats and preferential treatment of executive directors.

When reviewing director election proposals, ISS examines board composition, company performance, and any negative views or information on either the company or individual directors. ISS determines the number of executive, independent, and affiliated directors on the board, the existence and composition of board committees, and the independence of the chairman. An affiliated director is defined as one who represents a major shareholder; has significant commercial contacts with the company as a legal counsel, auditor, or consultant; has held executive positions within the company in the past; or is related to the founding family, another board member, or a top executive. In cases where board composition is of concern, the company's general health and its recent financial performance may play a part in the evaluation of directors. Individual director information is also considered, including share ownership among director nominees.

ISS also takes into account the attendance records of directors when such information is provided to shareholders, using a benchmark attendance rate of 75 percent of board meetings. If an individual director fails to attend at least 75 percent of board meetings for two or more consecutive years, ISS makes further inquiries to the company regarding the absences. ISS recommends withholding votes against the director unless the company has provided a reasonable explanation for the absences. International companies tend to have directors who reside in other countries on their boards, making attendance difficult. While ISS understands the difficulties imposed on such directors, failing to attend meetings prevents directors from fulfilling their fiduciary obligations and adequately representing shareholder interests. Other business obligations and conflicting travel schedules are not acceptable reasons for consistently poor attendance records. ISS supports the use of teleconferencing and videoconferencing to cope with the increasing time and travel demands faced by directors in global business.

Statements of corporate governance practices are also helpful in reviewing director election proposals, but only in a few countries are these routinely included as part of the annual report, usually as a listing requirement of the major stock exchange. These reports are required in Australia, Canada, South Africa, and the United Kingdom.

For shareholder nominees, ISS places the persuasive burden on the nominee or the proposing shareholder to prove that they are better suited to serve on the board than management's nominees. Serious consideration of shareholder nominees will be given only if there are clear and compelling reasons for the nominee to join the board. These nominees must also demonstrate a clear ability to contribute positively to board deliberations; some nominees may have hidden or narrow agendas and may unnecessarily contribute to divisiveness among directors.

                              DIRECTOR COMPENSATION

                       ISS GENERAL RECOMMENDATION & POLICY

Vote FOR proposals to award cash fees to nonexecutive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote nonexecutive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both nonexecutive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for nonexecutive directors.

DISCUSSION

Proposals seeking shareholder approval for nonexecutive directors' fees are not controversial in most countries. ISS generally supports resolutions regarding directors' fees unless they are excessive relative to fees paid by other companies in the same country or industry. In evaluating such proposals, ISS focuses on the fees paid to each nonexecutive or, if such detailed information is not available, on the aggregate amount payable to all of the nonexecutives. Where available, ISS will also take into consideration evidence of past abuses, both by the company and those, if any, characteristic of the market.

Companies in many markets provide their nonexecutives an option to receive all or a portion of their cash fees in the form of company shares. We approve these measures as the exchange is on a 'dollar-for-dollar' basis, that is, as long as a director receives shares having a cash value equal to that of the foregone fees, with the share price used for such calculation being determined on a reasonable date. While there is some dilution associated with such payments, such dilution is minimal, and in any event, increasing directors' share ownership is likely to align the interests of the directors with those of shareholders.

However, we will not support such arrangements if the exchange is not dollar-for-dollar; such exchanges put shareholders at a disadvantage by providing directors the opportunity to receive shares at discount, and the interests of directors who have acquired shares at a discount are likely to be less closely aligned with those of other shareholders. Some companies provide their nonexecutive directors the opportunity to exchange all or a portion of their cash fees for stock options; we would evaluate such grants in accordance with our stock option guidelines.

As is already common in the United States, companies in some global markets have begun to provide their nonexecutives with stock options as a separate element of their remuneration. In such countries, proposals seeking approval for the remuneration of nonexecutive directors cannot be evaluated without detailed information regarding the proposed remuneration, which could include options, and in some cases, discounted options. Remuneration proposals that include option grants must be evaluated in accordance with the guidelines for stock options. Likewise, remuneration proposals that could include option grants-by virtue of their being proposed by a company in a market where option grants to nonemployee directors are common-must also be evaluated in accordance with the guidelines for stock options.

Some countries require shareholder approval for the remuneration of executive as well as nonexecutive directors. Companies in such markets occasionally bundle nonexecutive and executive remuneration proposals into a single resolution. While ISS generally believes that executive compensation is the purview of the board, when proposed executive compensation is gratuitous or otherwise excessive in light of market norms or there is past evidence of abuse, ISS will recommend a vote against such resolutions. In reviewing such proposals, our analysis focuses, among other things, on the amount of the proposed compensation relative to market norms but also relative to the company's financial performance. For example, absent performance criteria and appropriate limits, it would be inappropriate to approve a resolution entitling an executive to a bonus equal to a substantial portion of a company's profits.

Retirement benefits for nonexecutive directors are inappropriate, as they increase the directors' financial reliance on the company and could call into question the objectivity of their decision-making. In addition, most directors have served as senior executives of other companies, and adequate retirement benefits should be provided through these companies. The only caveat to this policy would be for professional nonexecutive directors such as those found in the United Kingdom. However, requests for such benefits in the United Kingdom are rare, and the appropriateness of using shareholder funds in this manner is questionable.

                        DISCHARGE OF BOARD AND MANAGEMENT

                       ISS GENERAL RECOMMENDATION & POLICY

Vote FOR discharge of the board and management, unless:

   - there are serious questions about actions of the board or management for the year in question; or

   -  legal action is being taken against the board by other shareholders.

DISCUSSION

The annual formal discharge of board and management represents shareholder approval of actions taken during the year. Discharge is a tacit vote of confidence in the company's management and policies. It does not necessarily eliminate the possibility of future shareholder action, although it does make such action more difficult to pursue. Meeting agendas normally list proposals to discharge both the board and management as one agenda item.

This is a routine item in many countries. Discharge is generally granted unless a shareholder states a specific reason for withholding discharge and plans to undertake legal action. Withholding discharge is a serious matter and is advisable only when a shareholder has concrete evidence of negligence or abuse on the part of the board or management, has plans to take legal action, or has knowledge of other shareholders' plans to take legal action.

If evidence suggests that one or more board or management members are responsible for problems such as fraud or grave mismanagement, shareholders can withhold discharge from these individuals and pursue further legal action. Poor performance that can be directly linked to flagrant error or neglect on the part of the board or management, or board actions that are detrimental to shareholders' interests, may also constitute grounds for voting against discharge.

If shareholders approve discharge of the board and management, they will face a greater challenge if they subsequently decide to pursue legal action against these parties. Shareholders would be required to prove that management or the board did not supply correct and complete information regarding the matter in question.

     DIRECTOR, OFFICER, AND AUDITOR INDEMNIFICATION AND LIABILITY PROVISIONS

                       ISS GENERAL RECOMMENDATION & POLICY

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

DISCUSSION

The scope of directors' and officers' indemnification and liability provisions varies by market. Within reason, ISS seeks to respect the indemnification and liability protections applicable in each market, but some markets allow companies to provide indemnification and liability protection that we deem excessive. In general, ISS believes that officers and directors should only be eligible for indemnification and liability protection if they have acted in good faith on company business and were found innocent of any civil or criminal charges for duties performed on behalf of the company. Providing indemnification and liability protection beyond such levels would effectively absolve officers and directors of their duties to shareholders. ISS recognizes that limiting a company's ability to provide liability and indemnification protection may limit its ability to attract and retain qualified directors and executives and that indemnification provisions afford directors and officers protection to take risks and maximize shareholder wealth. However, ISS also believes that providing liability and indemnification protection in excess of that outlined above could unfairly prejudice shareholders in holding officers and directors accountable and that the level of protection allowed under our guidelines represents a reasonable compromise.

When evaluating indemnification and liability provisions in more developed markets that enumerate the duty of loyalty and the duty of care, ISS also takes into account the liability and indemnification provisions contained in ISS's U.S. Proxy Voting Guidelines.

Although ISS supports indemnifying directors and officers, ISS opposes providing these protections to auditors. These payments call into question the objectivity of the auditor in carrying out the audit, as the fees paid on its behalf could be greater than the audit fees alone. Eliminating concerns about being sued for carelessness could also lead to a decrease in the quality of the audit. Given the substantial settlements against auditors in recent years for poor audit practices, the cost of such insurance to the company and its shareholders is unwarranted.

                                 BOARD STRUCTURE

                       ISS GENERAL RECOMMENDATION & POLICY

Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

DISCUSSION

Resolutions relating to board structures range from fixing the number of directors or establishing a minimum or maximum number of directors to introducing classified boards and director term limits.

BOARD SIZE

Proposals to fix board size are common and are routinely approved. Proposals to establish a range of board size are also frequent; a range of two or three open slots relative to the existing board size is reasonable, as it gives the company some flexibility to attract potentially valuable board members during the year. Latitude beyond this range is inappropriate, however, because companies can use this freedom to hinder unwanted influence from potential acquirers or large shareholders.

ADOPT CLASSIFIED BOARD

ISS prefers that all directors stand for reelection every year. All directors should be accountable to shareholders on an annual basis, as the ability to elect directors is the single most important use of the shareholder franchise.

While classified boards are the norm in most countries, some companies have chosen to place their directors up for annual election. ISS supports initiatives to declassify boards and opposes proposals to classify previously unstaggered boards. Classifying the board makes it more difficult to effect a change of control through a proxy contest; because only a minority of the directors are elected each year, a dissident shareholder would be unable to win control of the board in a single election.

INTRODUCTION OF MANDATORY AGE OF RETIREMENT

ISS believes that age should not be the sole factor in determining a director's value to a company. Rather, each director's performance should be evaluated on the basis of their individual contribution and experience.

ALTERING BOARD SIZE

Companies may attempt to increase board size in order to add related or like-minded directors to the board. Conversely, establishing a minimum number of directors could make it easier to remove independent directors from the board. ISS considers these proposals on a case-by-case basis.

All proposals to alter board size during a proxy fight or other possible contests for control should be opposed. Allowing directors to alter the terms of a contest while it is underway is not in shareholders' interests, as this tactic could be used to thwart a takeover that is in shareholders' interests.

TWO-TIERED BOARDS

Companies in many countries have a two-tiered board structure, comprising a supervisory board of nonexecutive directors and a management board with executive directors. The supervisory board oversees the actions of the management board, while the management board is responsible for the company's daily operations. Companies with two-tiered boards elect members to the supervisory board only; management board members are appointed by the supervisory board. In Austria, Brazil, the Czech Republic, Germany, Peru, Poland, Portugal, and Russia, two-tiered boards are the norm. They are also permitted by company law in France and Spain.

                                 CAPITAL SYSTEMS

Companies have one of two main types of capital systems: authorized and conditional. Both systems provide companies with the means to finance business activities, but they are considerably different in structure. Which system is used by a company is determined by the economic and legal structure of the market in which it operates.

AUTHORIZED CAPITAL SYSTEM

The authorized capital system sets a limit in a company's articles on the total number of shares that can be issued by the company's board. The system allows companies to issue shares from this preapproved limit, although in many markets shareholder approval must be obtained prior to an issuance. Companies also request shareholder approval for increases in authorization when the amount of shares contained in the articles is inadequate for issuance authorities. ISS reviews proposals for such increases based on the following criteria: the history of issuance requests; the size of the request; the purpose of the issuance (general or specific) associated with the increase in authorization; and the status of preemptive rights (see pol. 19 and pol. 21).

CONDITIONAL CAPITAL SYSTEM

Under the conditional capital system, companies seek authorizations for pools of capital with fixed periods of availability. For example, if a company seeks to establish a pool of capital for general issuance purposes, it requests the creation of a certain number of shares with or without preemptive rights, issuable piecemeal at the discretion of the board for a fixed period of time. Shares unissued after the fixed time period lapse. This type of authority would be used to carry out a general rights issue or small issuances without preemptive rights.

Requests for a specific issuance authority are tied to a specific transaction or purpose, such as an acquisition or the servicing of convertible securities. Such authorities cannot be used for any purpose other than that specified in the authorization. In this case, a company requests the creation of a certain number of shares with or without preemptive rights, issuable as needed for the specific purpose requested. This pool of conditional capital also carries a fixed expiration date.

In reviewing these proposals, ISS takes into consideration the existence of pools of capital from previous years. Because most capital authorizations are for several years, new requests may be made on top of the existing pool of capital. While most requests contain a provision to eliminate earlier pools and replace them with the current request, this is not always the case. Thus, if existing pools of capital are being left in place, the aggregate potential dilution amount from all capital should be considered.

                             SHARE ISSUANCE REQUESTS

                       ISS GENERAL RECOMMENDATION & POLICY

General Issuances:

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

GENERAL ISSUANCES

General issuance requests under both authorized and conditional capital systems allow companies to issue shares to raise funds for general financing purposes. Approval of such requests gives companies sufficient flexibility to carry out ordinary business activities without having to bear the expense of calling shareholder meetings for every issuance.

Issuances can be carried out with or without preemptive rights. Preemptive rights permit shareholders to share proportionately in any new issuances of stock. These rights guarantee existing shareholders the first opportunity to purchase shares of new issuances of stock in the class they own in an amount equal to the percentage of the class they already own. Corporate law in many countries recognizes preemptive rights and requires shareholder approval for the disapplication of such rights.

ISS believes that the ability to double share capital through a rights issue (with preemptive rights) provides the company with sufficient financing to meet most contingencies. Rights issues for general capital needs of more than 100 percent of outstanding capital warrant shareholder approval. Issuance authorities of more than 100 percent can lead to excessive cash calls on shareholders, requiring them to provide the funds necessary to maintain their relative positions in the company or to accept substantial dilution.

In some cases, companies may need the ability to raise funds for routine business contingencies without the expense of carrying out a rights issue. Such contingencies could include the servicing of option plans, small acquisitions, or payment for services. When companies make issuance requests without preemptive rights, shareholders suffer dilution as a result of such issuances. Therefore, authorizations should be limited to a fixed number of shares or a percentage of capital at the time of issuance. While conventions regarding this type of authority vary widely among countries, ISS routinely approves issuance requests without preemptive rights for up to 20 percent of a company's outstanding capital.

Stock exchange listing rules also play a factor in determining the acceptability of share issuance requests. In some markets, companies may ask for the authority to issue all of their authorized but unissued share capital, yet the country's stock exchange prevents a company from issuing more than ten percent of the company's share capital in any one year without seeking additional shareholder approval. Another example is global companies that are listed on NASDAQ or the New York Stock Exchange (NYSE). Generally speaking, companies listed on NASDAQ and the NYSE must seek shareholder approval for any issuance of shares or of securities convertible into shares in excess of 20 percent of the company's outstanding shares at the time of issuance. If stock exchange listing requirements include adequate safeguards with respect to share issuances, ISS will approve the request unless there are specific concerns with the company.

SPECIFIC ISSUANCES

Specific issuance requests should be judged on their individual merits. For example, a company may request the issuance of shares for an acquisition in the form of a rights issue to raise funds for a cash payment, or else a company could request an issuance without preemptive rights for use in a share-based acquisition or issuance to a third party. Such a request could be of any size, and ISS recommends approval as long as the proposal is sound. A more routine request would be an authority to issue shares without preemptive rights for issuance as needed upon conversion of convertible securities or to service a share option plan. These shares can only be used for the purpose defined in the resolution.

                         INCREASES IN AUTHORIZED CAPITAL

                       ISS GENERAL RECOMMENDATION & POLICY

Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

   - the specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

   - the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

DISCUSSION

Increases in authorized capital are requested both for general financing flexibility and to provide for a specific purpose. Companies need an adequate buffer of unissued capital in order to take advantage of opportunities during the year, thus they often request increases in authorized capital for no specific purpose other than to retain this flexibility. ISS believes that approving such requests is reasonable.

An increase of 100 percent over the existing authorization gives the company sufficient flexibility in any given year, but requiring that at least 30 percent of the new authorization be outstanding also limits the company's ability to abuse this privilege. If a company wishes to issue shares for any unforeseen reason during the year that would double (or possibly triple) outstanding share capital, an EGM to seek shareholder approval is justified.

Another important consideration is the status of preemptive rights. Not all countries recognize shareholders' preemptive rights, and excessive authorizations could lead to substantial dilution for existing shareholders. When preemptive rights are not guaranteed, companies do not need shareholder approval for share issuances as long as the issuance does not result in an increase above the authorized capital limit.

For specific requests, increases in capital up to any size may be justified if the purpose of the new authorization is in shareholders' interests. Such increases may be needed to fund a variety of corporate activities, thus each proposal must be reviewed on its individual merits. However, the same concerns with dilution exist if the outstanding capital is still less than 30 percent of the new authorization after all issuances take place.

ISS recommends that shareholders vote against proposals seeking to increase authorized capital to an unlimited number of shares. ISS does not believe that companies need unlimited financial flexibility to transact ordinary business because such an arrangement precludes management from periodically consulting shareholders for new capital. Unlimited authorizations may also be used as antitakeover devices, and they have the potential for substantial voting and earnings dilution. As such, they are not in shareholders' best interests.

                                 PREFERRED STOCK

                       ISS GENERAL RECOMMENDATION & POLICY

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

DISCUSSION

Preferred stock is an equity security, but also has certain features that liken it to debt instruments, such as fixed dividend payments, seniority of claims relative to regular common stock, and (in most cases) no voting rights except on matters that affect the seniority of preferred stock as a class. Preferred stock usually ranks senior to a company's ordinary shares with respect to dividends and the distribution of assets or winding up of the company. Preferred stock can be an effective means of raising capital without increasing debt levels, especially if a company has recently concluded a series of acquisitions.

In determining the acceptability of proposals relating to preferred stock, ISS examines the rights and terms of the proposed shares, including their designation, conditions, restrictions, and limitations. ISS prefers that the terms of preferred stock be set out at the time of the issuance or authorization request. Also important is the company's justification for issuing or authorizing preferred stock. Whether or not the preferred shares carry voting rights is also considered, especially if the preferred stock will feature superior voting rights to the common shares. While ISS believes that preferred shares are a valid form of financing, we also believe that the creation or issuance of preference shares should be limited to 50 percent of a company's share capital. ISS will also oppose cases where there has been evidence of management abuse of a past issuance authority.

VOTING PREFERRED STOCK

In some markets, preferred stock carries voting rights. Such preference shares may carry voting rights equal to the voting rights of the common shares or may carry multiple voting rights. In such cases, ISS's guidelines on capital structure are applied. ISS supports a one share, one vote policy and opposes measures that seek to establish dual-class capital structures. However, if a company already has a preference share authorization with different voting rights than the common shares, ISS will approve additional issuances of the preference shares, as long as issuances of these preferred shares are limited and do not adversely affect the rights of common shareholders.

CONVERTIBLE PREFERRED STOCK

Companies may also seek approval for the creation or issuance of preferred stock that is convertible into common stock. If the shares are convertible into common shares, ISS evaluates the conversion ratio and calculates the maximum number of shares that could be issued upon conversion to determine the potential amount of dilution that could result for common shareholders as a result of the proposal. ISS's equity issuance guidelines are then applied to determine whether the level of dilution is in shareholder's best interests.

BLANK CHECK PREFERRED STOCK

Companies may also seek shareholder approval for blank check preferred stock, which refers to blanket authorities to issue preferred stock under which the directors are allowed to set the size, terms, and recipient of such shares at the time of issuance. Blank check preferred stock can be used for legitimate corporate purposes such as raising capital or making acquisitions. By not establishing the terms of preferred stock at the time the class of stock is created, companies maintain the flexibility to tailor their preferred stock offerings to prevailing market conditions. However, blank check preferred stock can also be used as an entrenchment device. The ability to issue a block of preferred stock with multiple voting or conversion rights to a friendly investor is a powerful takeover defense.

ISS supports blank check preferred stock proposals as long as the proposal states that the shares will not be issued as a takeover defense. ISS also considers, on a case-by-case basis, proposals to increase authorizations of blank check preferred stock when shareholders have already approved the class of stock and the company has a history of issuing such stock for legitimate financing purposes. Theoretically, companies with authorized blank check preferred stock can use these shares for antitakeover purposes as long as there are a few shares remaining, as they are free to set voting or conversion terms with each issue. Therefore, an increase in authorization may have little effect on the usage of this stock. In cases where a company has issued preferred stock from its authorization for legitimate financing purposes, there is no reason to object to an increase.

                              REDUCTION OF CAPITAL

                       ISS GENERAL RECOMMENDATION & POLICY

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

DISCUSSION

Proposals to reduce capital can cover a variety of corporate actions, ranging from routine accounting measures to reductions pertaining to a significant corporate restructuring in the face of bankruptcy. In addition, proposals to reduce capital can vary significantly from market to market as a result of local laws and accounting standards. Some examples of capital reduction proposals found overseas include:

REDUCTION IN STATED CAPITAL

One example of this type of proposal asks shareholders to allow the board to reduce the company's deficit and create a contributed surplus by effecting a reduction in the state capital of the company's common shares. A company may take this action if its net assets are in danger of falling below the aggregate of its liabilities and its stated capital. Should that situation occur, under some corporate law statutes the company would be prohibited from paying dividends on its shares. ISS usually supports such proposals as they are considered to be routine accounting measures. This type of proposal is seen often in Canada.

REDUCTION IN CONNECTION WITH CANCELLATION OF REPURCHASED SHARES

A company may also seek a reduction in capital corresponding to the cancellation of shares repurchased in connection with an earlier buyback authorization. The amount of equity that may be cancelled is usually limited to ten percent by national law. This type of proposal is seen most often in Scandanavia, Japan, Spain, and some Latin America markets and is considered a routine accounting measure.

REDUCTION IN CONNECTION WITH DIVIDEND PAYMENTS

If a board determines growth in income to be insufficient to enable the payment of a dividend, it may propose to lower the par value of the company's shares and pay the difference in par value back to the shareholders, effecting a corresponding reduction in capital. Such reduction is normally effected proportionately against all outstanding capital, and therefore does not involve any material change relative to shareholder value. Thus, ISS generally recommends that shareholders vote for these proposals, which are most often seen in Switzerland, Spain, and some Latin American markets.

REDUCTION IN CONNECTION WITH REPAYMENT AND CANCELLATION OF DEFERRED SHARES AND PREFERENCE SHARES

Companies may also seek approval for the reduction of share capital pursuant to a repayment and cancellation of deferred shares or preference shares. Deferred shares may be created as bonus shares by a company capitalizing credit from a share premium account pursuant to a reorganization plan, for example, to return excess capital back to shareholders. The company then repurchases the bonus shares in exchange for cash equal to their nominal value and cancels them through a capital reduction. Companies that have preference shares outstanding may also request to cancel and repay these shares which may no longer be required for the carrying out of their financial objectives and may accrue administration costs which have become disproportionate to the benefits of maintaining such shares. Preference shares also carry certain rights that restrict the flexibility of conducting certain corporate actions, in particular share repurchases, which is another reason why companies propose to cancel such shares. In either case, ISS supports such reductions as they simplify capital structure and save on administration costs and remove certain restrictions associated with preference shares. This type of proposal is commonly seen in the United Kingdom.

REDUCTION IN CONNECTION WITH RESTRUCTURING

As noted above, some proposals to reduce capital are made in connection with a significant corporate restructuring. ISS generally supports such proposals because opposition could lead to insolvency, which is not in shareholders' interests. Evaluation of this type of proposal should take a realistic approach to the company's situation and the future prospects for shareholders.

                               CAPITAL STRUCTURES

                       ISS GENERAL RECOMMENDATION & POLICY

Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.

Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.

DISCUSSION

A key decision for any business is determining its capital structure. When timed correctly, sophisticated capital management-finding the right mix of equity, long-term debt, and short-term financing-can enhance shareholder returns. This process involves coordination of important issues, including dividend policy, tax and interest rates, types of assets, opportunities for growth, ability to finance new projects internally, and cost of obtaining additional capital.

These decisions are best left to a company's board and senior management, who should be given the latitude to determine the company's capital structure. However, shareholders should be aware that many financing decisions could have an adverse effect on shareholder returns. For example, additional equity financing may reduce an existing shareholder's ownership interest and can dilute the value of the investment. Some capital requests can be used as takeover defenses; in response to this situation, company laws establish limits on management's authority to issue new capital and often require shareholder approval for significant changes in management's existing authorizations.

ISS supports a one share, one vote policy and opposes mechanisms that skew voting rights. Shareholders' voting rights should accrue in accordance with their equity capital commitment to the company. Dual class capital structures entrench certain shareholders and management, insulating them from possible takeovers or other external influence or action. The interests of parties with voting control may not be the same as those of shareholders constituting a majority of the company's capital. Additionally, research and market experience have shown that companies with dual class capital structures or other antitakeover mechanisms consistently trade at a discount to similar companies without such structures.

When companies with dual class capital structures seek shareholder approval for the creation of new shares, ISS opposes the creation of additional supervoting shares because this perpetuates the dual class structure. If companies are seeking to increase ordinary or subordinate share capital, ISS reviews such requests on a case-by-case basis. If the shares are needed for a specific purpose, ISS recommends approval as long as the proposal meets the issuance guidelines for specific requests. Refusing such requests could cause an immediate loss of shareholder value by not allowing the company to carry out its ordinary business. However, ISS opposes general share creation requests on the grounds that they would perpetuate unequal voting structures. If shareholders routinely approve the creation of ordinary or subordinate voting shares, the company has no incentive to reform its capital structure. By not approving such requests, shareholders can send a signal of dissatisfaction to management.

                             DEBT ISSUANCE REQUESTS

                       ISS GENERAL RECOMMENDATION & POLICY

Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

DISCUSSION

Debt issuance is a popular financing strategy in world markets. Companies routinely issue bonds directly to shareholders in order to raise funds while enjoying low borrowing costs, although bonds are also often issued without preemptive rights. The issuance of unsecured debt can often include warrants, which are detached at the time of bond issuance. Warrants are usually attached to a debt issuance in order to enhance the marketability of the accompanying fixed income security. Debt instruments are often issued with the right to convert into equity securities. Convertible bonds give holders the choice of becoming shareholders, thereby increasing the shareholder base and liquidity of the company's stock, or selling their newly converted shares on the open market. In addition, many companies issue debt denominated in currencies other than that of their home market.

When evaluating a debt issuance request, ISS determines the type of debt instrument being issued, the characteristics of the instrument (including whether or not it is convertible into common stock), the intended recipient of the issuance, and the company's justification for the issuance.

In the case of convertible debt, ISS evaluates the conversion ratio and calculates the maximum number of shares that could be issued upon conversion to determine the potential amount of dilution that could result from the proposal. ISS's equity issuance guidelines are then applied to determine whether the level of dilution is in shareholders' best interests.

In the case of nonconvertible debt, ISS takes into account the size and purpose of the increase, and the board's use of past authorizations including examining whether there has been a history of abuse of the authorities. ISS looks at the company's current financial situation, specifically examining its current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company's bond rating, increasing its investment risk factor in the process. ISS also considers other factors such as the company's growth over the past five years relative to earnings or market capitalization, recent corporate events that might affect the company's bottom line (such as the acquisition of a major competitor or the release of a revolutionary product), and the normal debt levels in the company's industry and country of origin. Although all of these considerations are factored into ISS's analysis of debt issuance proposals, ISS generally believes that such financing concerns are best decided by management. ISS will, however, issue vote recommendations against such proposals in cases where there has been evidence of management abuse of an authority, where the proposal is not in line with market practices, or extreme cases where shareholders' rights could be negatively affected.

Companies may also seek shareholder approval to restructure existing debt arrangements. ISS generally supports restructuring proposals, particularly if the company is in danger of default. However, ISS will oppose restructuring proposals in which common shareholders are being treated unfairly.

                           PLEDGING OF ASSETS FOR DEBT

                       ISS GENERAL RECOMMENDATION & POLICY

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

DISCUSSION

In certain countries, shareholder approval is required when a company needs to secure a debt issuance with its assets. In many cases, this is a routine request and is a formality under the relevant law. When reviewing such proposals, ISS takes into account the terms of the proposed debt issuance and the company's overall debt level. If both of these factors are acceptable, ISS recommends supporting these requests.

                          INCREASE IN BORROWING POWERS

                       ISS GENERAL RECOMMENDATION & POLICY

Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

DISCUSSION

In some countries, companies are required to seek shareholder approval for increases in their aggregate borrowing power authorities. The aggregate limit on the board's ability to borrow money is often fixed in a company's articles, and shareholder approval to change this limit is therefore legally required. ISS believes that a company's financing needs are best determined by the board, and modest increases in borrowing powers are necessary to allow the company to take advantage of new acquisition opportunities or to complete development and restructuring projects. ISS's analysis of borrowing power increase requests take into account management's stated need for the increase, the size of the increase, and the company's current gearing level. Large increases in borrowing powers can sometimes result in dangerously high debt-to-equity ratios that could harm shareholder value. If an increase is excessive without sufficient justification and if a company already has exceptionally high gearing compared to its industry, ISS recommends opposing the request.

                             SHARE REPURCHASE PLANS

                       ISS GENERAL RECOMMENDATION & POLICY

Vote FOR share repurchase plans, unless:

   -  clear evidence of past abuse of the authority is available; or

   -  the plan contains no safeguards against selective buybacks.

DISCUSSION

Proposals regarding share repurchase plans are routine in most countries, and such plans are usually sufficiently regulated by local laws or listing requirements to protect shareholder interests.

ISS looks for the following conditions in share repurchase plans: limitations on a company's ability to use the plan to repurchase shares from third parties at a premium; limitations on the exercise of the authority to thwart takeover threats; and a requirement that repurchases be made at arm's length through independent third parties and that selective repurchases require shareholder approval.

Some shareholders object to companies repurchasing shares, preferring to see extra cash invested in new businesses or paid out as dividends. ISS believes that when timed correctly, stock repurchases are a legitimate use of corporate funds and can add to long-term shareholder returns.

                        REISSUANCE OF SHARES REPURCHASED

                       ISS GENERAL RECOMMENDATION & POLICY

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

DISCUSSION

ISS generally believes that properly timed repurchases of company shares can enhance shareholder value and improve general shareholder returns. With good timing and proper safeguards, the same returns and improvements in shareholder value can be generated through the reissuance of the shares repurchased. In most countries, the text of this general mandate provides sufficient shareholder protection to make this item routine. When reviewing such proposals, ISS takes into account the country's legal framework for such reissuances and the company's history of reissuing shares under the authority.

        CAPITALIZATION OF RESERVES FOR BONUS ISSUES/INCREASE IN PAR VALUE

                       ISS GENERAL RECOMMENDATION & POLICY

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

DISCUSSION

Companies routinely carry out bonus issues of shares or increases in par value to existing shareholders, usually through the capitalization of reserves from either the share premium reserve or the retained earnings account. Capitalization of these reserves-transferring them into the share capital account-usually requires shareholder approval. These issuances essentially function as dividends.

When companies increase par value or capitalize reserves and distribute new fully paid shares to shareholders free of charge through a bonus issue, there is no cost to shareholders to maintain their stakes and no risk of dilution. This procedure transfers wealth to shareholders and does not significantly impact share value. The only impact on shareholders is that by increasing the number of shares on issue, the company could increase liquidity, enhance marketability, and ultimately expand its shareholder base.

                         REORGANIZATIONS/RESTRUCTURINGS

                       ISS GENERAL RECOMMENDATION & POLICY

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

DISCUSSION

Requests to approve corporate reorganizations or restructurings range from the routine shuffling of subsidiaries within a group to major rescue programs for ailing companies. ISS usually approves such resolutions unless there are clear conflicts of interest among the various parties, shareholders' rights are being negatively affected, or certain groups or shareholders appear to be getting a better deal at the expense of general shareholders.

In the case of routine reorganizations of assets or subsidiaries within a group, ISS's primary focus with the proposed changes is to ensure that shareholder value is being preserved. This includes the effect of the reorganization on the control of group assets, the final ownership structure, the relative voting power of existing shareholders if the share capital is being adjusted, and the expected benefits arising from the changes.

In the case of a distress restructuring of a company or group, shareholders' options are far more limited; often, they have no choice but to approve the restructuring or lose everything. In such cases, ISS first determines the company's degree of distress by determining whether or not the company still has a positive net asset value-that is, if realizable assets are greater than liabilities. Although rare, liquidation should be considered an option in these situations.

In most cases, however, the company has a negative asset value, meaning that shareholders would have nothing left after a liquidation. ISS seeks to ensure that the degree of dilution proposed is consistent with the claims of outside parties and is commensurate with the relative commitments of other company stakeholders. Existing shareholders usually must accept the transfer of majority control over the company to outside secured creditors. Ultimately, ownership of a small percentage of something is worth more than majority ownership of nothing.

                            MERGERS AND ACQUISITIONS

                       ISS GENERAL RECOMMENDATION & POLICY

Vote FOR mergers and acquisitions, unless:

   - the impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group; or

   - the company's structure following the acquisition or merger does not reflect good corporate governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

ABSTAIN if there is insufficient information available to make an informed voting decision.

DISCUSSION

When evaluating the merits of a proposed acquisition, merger, or takeover offer, ISS focuses on the impact of the proposal on shareholder value, both in the immediate and long term. The primary concern is to determine whether or not the proposal is beneficial to shareholders' existing and future earnings stream and to ensure that the impact on voting rights is not disproportionate to that benefit. Although ISS examines these proposals primarily from a corporate governance perspective, a variety of other factors are considered, including the financial terms of the transaction and the strategic rationale for the proposal.

In the case of an acquisition, ISS examines the level of voting or earnings dilution and the logic of the proposed purchase if large share issuances are required. The method of financing is also important, as various methods can result in different valuations than originally perceived. ISS also checks for an independent valuation of the terms, particularly if the target of the acquisition is not a publicly traded entity or asset and precise market valuations are not readily available. ISS also considers the control premium in the transaction. Control premiums on acquisitions vary widely depending on the industry, the time period, and the country. For publicly traded entities or assets, ISS looks at the price of the acquisition relative to the average market price prior to any announcement, as well as the historical price trends for 60 days prior. For nonpublicly traded entities or assets, an independent financial evaluation becomes even more important.

In the case of mergers, ISS examines whether or not the merger makes commercial or strategic sense for the company. ISS also considers the method of effecting the merger and the ultimate impact on shareholders of the proposed financial and corporate governance structure. While historical relative valuations based on market prices are useful in the financial evaluation process, the often complicated financial details of such proposals make an independent fairness opinion of extreme importance. The proposed board structure, share capital structure, relative share ownership, and any takeover defenses of the new company are all important factors for consideration in this evaluation process.

Obviously, levels of disclosure regarding merger and acquisition proposals will vary greatly from market to market. In more developed markets, shareholders are often provided with detailed financial and governance information as well as an independent fairness opinion and in some cases, a formal valuation report. When evaluating proposals in these markets, ISS relies primarily on the documents and information provided by the company and its advisors. However, in many emerging markets, detailed information regarding mergers and acquisistions can be scarce. In these markets, ISS must rely more heavily on secondary sources, including local shareholder associations, market reaction to the proposed transaction, and news reports.

If the details of a given proposal are unclear or not available and a fairness opinion (in markets where they are regularly provided) is also not available, ISS recommends either abstaining on or voting against the proposal. Abstention would most likely be the result of a lack of information about the proposal. If a company is uncooperative in providing information about the proposal or is evasive when responding to questions, ISS recommends voting against it.

                         MANDATORY TAKEOVER BID WAIVERS

                       ISS GENERAL RECOMMENDATION & POLICY

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

DISCUSSION

Many countries impose a bid threshold that forces any shareholder whose stake exceeds the limit to tender a public bid to all the other owners to purchase the remaining shares. The thresholds are imposed either by national law, stock exchange rules, or a company's articles of association. This mandatory takeover bid rule prohibits a shareholder from owning a large stake in the company and having a dominating voice in the decision making without being required to purchase the remainder of the shares. Without such a requirement, the other shareholders, although potentially holding a substantial percentage of the company's shares, would be left with relatively little say in decisions. Mandatory bid requirements also seek to prevent 'creeping acquisitions' and to ensure that shareholders, other than the controlling shareholder, receive a control premium when control of the company shifts to the large shareholder.

ISS opposes proposals to exempt a large shareholder from the obligation to bid. The requirement that a takeover bid should be launched when a substantial amount of shares have been acquired prevents the entrenchment of the controlling shareholder and protects minority owners.

ISS does make an exception to the mandatory takeover bid rule when the event prompting the takeover bid is a repurchase by the company of its own shares. When a company repurchases its own shares, the relative stake of a large shareholder increases even though the number of shares held by the large shareholder has not changed. In certain markets, notably the United Kingdom and Ireland, the mandatory bid rules require a large shareholder to make a takeover bid if its stake in the company is increased on a relative basis as a result of a share repurchase by the company. Companies in these markets may seek a waiver from the takeover bid requirement applicable to their large shareholder. Under certain circumstances, ISS will support such a waiver, namely, if the share repurchase would not push the large shareholder's stake in the company above 50 percent.

                            REINCORPORATION PROPOSALS

                       ISS GENERAL RECOMMENDATION & POLICY

Vote reincorporation proposals on a CASE-BY-CASE basis.

DISCUSSION

Reincorporation proposals are most commonly seen in Canada, where companies may register under one of the provincial business statutes. However, companies in other countries may also seek shareholder approval to reincorporate in a U.S. state or another country. Many companies, including U.S. companies, choose to reincorporate in places such as Bermuda, the Cayman Islands, or the British Virgin Islands for tax purposes.

When examining a reincorporation proposal, ISS first examines the reasons for the move. Sometimes a reincorporation proposal is part of a restructuring effort or merger agreement that contributes significantly to a company's growth, financial health, and competitive position more than the anticipated negative consequences of incorporating in another province or country. Some reincorporations allow firms to realize lower taxes or incorporation fees. In addition, there may be advantages to incorporating in the province in which the company conducts the bulk of its business.

Companies often adopt a new charter or bylaws with increased protection for management upon reincorporation. For instance, many reincorporation proposals are bundled with the ratification of a new charter that increases the company's capital stock or imposes a classified board. When such changes to the charter include the addition of negative corporate governance provisions, the impact of these new provisions on shareholders must be balanced against the anticipated benefits of the reincorporation.

ISS believes that reincorporations to countries, states, or provinces with less stringent disclosure requirements or corporate governance provisions are often management attempts to lessen accountability to shareholders. In such cases, ISS recommends voting against the proposal. The expenses involved in a change of domicile relating to legal and administrative fees, plus the greater entrenchment such a reincorporation could provide management, would likely harm shareholders' interests. In cases where companies propose to move to a more protective province or country and supply reasonable financial reasons for doing so, the benefits of the reincorporation must be weighed against the costs of possible management entrenchment.

                        EXPANSION OF BUSINESS ACTIVITIES

                       ISS GENERAL RECOMMENDATION & POLICY

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

DISCUSSION

Companies are usually required by law to include in their articles of association or memorandum of association specific business purposes in the form of an objects clause. Because most countries require shareholder approval before articles can be amended, any change to the company's objects clause requires shareholder approval. Countries often seek shareholder approval to amend the objects clause to expand business lines.

Expanding business lines is a decision usually best left to management, but there are some instances where ISS withholds support for such changes. If a company has performed poorly for several years and seeks business expansion into a risky enterprise, ISS would require further clarification from management regarding the purpose of the expansion. If the company does not provide a satisfactory business plan, ISS recommends that shareholders vote against the proposal.

                        EXPANSION OF BUSINESS ACTIVITIES

                       ISS GENERAL RECOMMENDATION & POLICY

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

DISCUSSION

Companies are usually required by law to include in their articles of association or memorandum of association specific business purposes in the form of an objects clause. Because most countries require shareholder approval before articles can be amended, any change to the company's objects clause requires shareholder approval. Countries often seek shareholder approval to amend the objects clause to expand business lines.

Expanding business lines is a decision usually best left to management, but there are some instances where ISS withholds support for such changes. If a company has performed poorly for several years and seeks business expansion into a risky enterprise, ISS would require further clarification from management regarding the purpose of the expansion. If the company does not provide a satisfactory business plan, ISS recommends that shareholders vote against the proposal.

                           RELATED-PARTY TRANSACTIONS

                       ISS GENERAL RECOMMENDATION & POLICY

Vote related-party transactions on a CASE-BY-CASE basis.

DISCUSSION

Shareholders are often asked to approve commercial transactions between related parties. A transaction between a parent company and its subsidiary, or a company's dealings with entities that employ the company's directors, are usually classified as related party transactions and are subject to company law or stock exchange listing requirements that mandate shareholder approval. Shareholder approval of these transactions is meant to protect shareholders against insider trading abuses.

In most cases, both the rationale and terms of such transactions are reasonable. ISS looks for evidence of an evaluation of the transaction by an independent body, but this is not always available. Unless the agreement requests a strategic move outside the company's charter or contains unfavorable terms, ISS recommends that shareholders support the proposal.

                               COMPENSATION PLANS

                       ISS GENERAL RECOMMENDATION & POLICY

Vote compensation plans on a CASE-BY-CASE basis.

DISCUSSION

Disclosure on compensation in most countries is not as extensive as U.S. disclosure. However, compensation plans are becoming more common on meeting agendas of foreign companies, and the structures of these plans are of vital interest to shareholders. When given the opportunity to review these structures, ISS supports plans that motivate participants to focus on long-term shareholder value and returns, encourage employee stock ownership, and more closely align employee interests with those of shareholders.

For many years, ISS has employed a complex methodology for evaluating compensation proposals in the United States, but this has only been possible because of the extensive disclosure provided in U.S. proxy circulars. This degree of disclosure is a reflection of strict regulatory requirements, investor concern and activity, and corporate governance sophistication. Compensation is not a topical issue in most non-U.S. markets, therefore

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the degree of information available to evaluate such proposals is usually limited to basic details. For this reason, ISS uses a simpler methodology for evaluating most non-U.S. compensation proposals, but with the same goal of maximizing shareholder value.

Beyond the problems presented by limited disclosure, local conditions and traditions in particular countries also hinder the creation of a comprehensive compensation evaluation procedure. Standard market practice in one country may be illegal activity in another. Some countries establish numerical limits on the number of shares available under their plans, while others have percentage limits that apply over a specific length of time. Holding all global companies to the strict standards of the United States, for example, could result in recommendations against almost every compensation plan in many countries. Conversely, making too many allowances for local practices may only encourage poor governance standards over the long term.

ISS reviews three main types of compensation plans: stock option plans, incentive plans, and share purchase plans. Also included in this section are grants outside of plans. With the exception of the United Kingdom, where ISS uses a compensation valuation model to evaluate the cost of stock-based compensation plans, ISS analyzes plans in all other global markets by calculating the dilution under a company's share plans and by analyzing plan features.

STOCK OPTION PLANS

Stock option plans grant participants an option to buy company shares at a set price (the exercise price). Shares are usually granted at market prices and may be exercised when the company's share price reaches the exercise price. Participants may then purchase the promised shares at the strike price and may later sell the shares after their purchase (or after a defined holding period when the shares may not be sold).

When evaluating stock option plans, ISS's first hurdle is obtaining information regarding the key terms of the plan. Ideally, we would like to see the full text of the plan, or a summary of the plan's key terms, with information on the plan's dilution, exercise price/presence of discounts, administration and participation, types of awards used, vesting provisions, and performance criteria. However, in many markets, especially where companies are only beginning to introduce stock-based compensation, information on key plan terms can be quite limited. ISS generally supports efforts to more closely align executive pay with shareholder interests, and generally encourages companies to improve their compensation disclosure practices. However, until disclosure standards improve in these markets, ISS believes that it would be counterproductive to oppose all plans in a given country on this basis. Still, some basic parameters are necessary in order for ISS to consider supporting a compensation plan. At a minimum, ISS requires information on the maximum potential dilution of a plan and information concerning the exercise price. If a plan meets our guidelines on these two points, ISS will support the plan. For markets where certain plan information is regularly disclosed, and a company has failed to provide this information to shareholders, ISS will vote against the plan on the basis of substandard disclosure.

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Among the criteria that ISS examines in evaluating stock option plans are the following, generally organized from criteria of greater importance to criteria of lesser importance:

SHARES RESERVED FOR ISSUANCE OF OPTIONS UNDER THE PLAN

The maximum number of shares ISS approves under a plan depends on the classification of a company's stage of development as growth or mature. Growth companies are usually smaller, in new industries requiring significant research and development, and have restricted cash flows. A company in an established industry but expanding rapidly, or a mature company that is experiencing an extended period of rapid expansion, may also be classified as growth. Mature companies are characterized by stable sales and revenue growth, production efficiencies resulting from volume gains, and strong cash flow resulting from developed products in the payoff stage.

For mature companies, shares available under stock option plans should be no more than five percent of the issued capital at the time of approval under all plans. For growth companies, shares available should be no more than ten percent of the issued capital at the time of approval under all plans. However, ISS will support plans at mature companies with dilution levels of up to ten percent if the plan includes other positive features, such as challenging performance criteria or premium-priced options. These features partially offset dilution concerns, as their inclusion reduces the likelihood that options will become exercisable unless there is a clear improvement in shareholder value.

For all companies, an absolute number of shares fixed at the time of approval is ideal, but many countries do not include such a limit. In these cases, revolving limits (a certain percentage of issued shares at any one time) of five percent or ten percent are common. The practice of setting a percentage of shares issuable over a certain number of years before or after the plan is adopted appears to be a compromise between these first two methods. ISS prefers plans where the limits are sufficiently spread out, e.g., five percent in five years, ten percent in ten years. Revolving limits of ten percent in ten years should also include 'flow-rate' restrictions that further limit the plan's dilution, such as a cap of 'three percent in three years,' '2.5 percent in five years,' or 'one percent in one year.'

EXERCISE PRICE

ISS prefers that options be priced at not less than 100 percent of the shares' fair market value on the date of grant. Usually this is taken as the closing price of the company's shares on the day prior to the date of grant. Some countries determine fair market value as an average of the trading price for the five days prior to the date of grant. This is a common and acceptable practice. Some emerging market countries use a 30-day average or longer to determine fair market value; these resolutions must be reviewed on a case-by-case basis, although provisions of longer than 30 days increase the possibility of discounted options.

DISCOUNTED OPTIONS, RESTRICTED STOCK, AND STOCK GRANTS

Many countries allow for options to be granted at a discount to market prices. ISS evaluates restricted stock, which is essentially a deeply discounted option often with mandatory vesting provisions, in the same manner as a discounted option. Restricted

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stock, which is generally offered at a 100-percent discount and vests in three to five years, is most often seen in the United States, but it is becoming increasingly popular in other jurisdictions. Stock grants are another type of discounted award in which company shares may be granted outright to recipients with no payment required for the receipt of shares. In the absence of performance criteria (see below), ISS opposes grants of discounted options, including restricted stock. Absent performance criteria or vesting provisions, holders of discounted options or restricted stock have an incentive to cash in their grants for an immediate return rather than hold on to their options for future gains, thereby reducing or eliminating the incentive value of such awards. ISS generally opposes stock grants as their incentive value is dubious.

In very rare cases, ISS may consider supporting a plan that includes discounted options, including restricted stock, if the company has attached challenging performance criteria to the options, including price hurdles. Performance-based vesting provisions require tangible improvements in the company's financial performance or share price before the discounted options or restricted shares can be exercised. Performance criteria are evaluated by reference to both the company's country of incorporation and industry. Recipients of discounted options and restricted shares are required to tender less consideration, if any, to exercise their awards than recipients of market-priced options are required to tender; as a result, the former type of awards are more costly to shareholders from an economic perspective. However, the higher performance threshold imposed by suitably challenging performance criteria may mitigate the higher economic costs.

In general, ISS does not believe that vesting provisions, however stringent, sufficiently mitigate the excessive cost of discounted awards, but with respect to the use of restricted stock in U.S.-style stock option plans seen in global markets, ISS recognizes that restricted stock is a common feature of these plans, that often these awards represent only a small portion (usually significantly below one percent) of a company's outstanding share capital, and that performance criteria are not common in U.S.-style plans. As a result, ISS believes that it would be counterproductive to oppose all such plans solely on the inclusion of restricted stock. However, ISS would only approve of plans that set out strict limits on such grants, include stringent vesting provisions, and that meet our guidelines in all other aspects.

PLAN ADMINISTRATION

ISS opposes allowing the administering committee to grant options to itself due to the potential for abuse and conflicts of interest. Administration of plans should be in the hands of directors who are unable to participate in the plan. Plans administered by the full board should not allow voting by executive directors; plans administered by remuneration committees should be composed entirely of independent directors. Plans that allow nonexecutive directors to participate should not give them any discretion on individual grants; instead, an automatic system of grants should be introduced with fixed annual grants at market prices on a fixed date. Alternatively, ISS approves of separate nonexecutive director option plans with independent administration if the number of shares reserved for such plans is limited. Shares reserved for director plans, when combined with shares reserved for all of the company's stock option plans should not

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exceed ISS's aggregate dilution limits. In addition, shares reserved over the life of such a plan should not exceed one percent of a company's outstanding share capital for mature companies and 1.6 percent for growth-oriented companies for a five-year plan. Shares reserved for nonexecutive director option grants in any one year should not exceed 0.2 percent for mature companies and 0.3 percent for growth companies.

ELIGIBILITY AND PARTICIPATION

ISS prefers separate plans for employees, directors, and nonexecutive directors, but most plans include all or some combination of these categories of participants. Other global plans distinguish between full-time and part-time employees or establish a set length of service to the company (usually one year) before options may be granted. Most plans allow the administrating committee to select plan participants.

PERFORMANCE CRITERIA AND VESTING PROVISIONS

Performance criteria and vesting provisions are important considerations when evaluating a compensation plan, and the existence of long vesting provisions and realistic performance criteria may compensate for minor shortcomings in a plan. If a plan falls just beyond one of the above guidelines but has both performance criteria and vesting provisions, support may be justified. The ultimate goal of share option plans is to tie executive and employee remuneration to company performance and to give key employees and executives incentive to stay with the firm. We favor the inclusion of performance targets and graduated vesting schedules because awards that are contingent upon sustained and measurable improvements are more likely to fulfill their purpose of truly providing incentive. However, if a plan meets all other aspects of ISS's guidelines, these two criteria are not mandatory, unless the inclusion of such provisions are standard in the company's country of incorporation and a company has failed to include them.

OTHER FEATURES SPECIFIC TO OPTION PLANS
ISSUE TERMS

Some countries require optionees to pay a nominal fee (often equivalent to $0.01) for every option received. This is common and acceptable, although many companies that once enforced this provision are now deleting it from the rules of their plans.

OPTION REPRICING

Some plans include specific provisions allowing for the repricing of options at the board's discretion. ISS opposes plans that include option repricing when the exercise price is reduced in response to a dropping share price. Repricing outstanding options reduces the incentive that options provide to raise the share price for shareholders.

FINANCIAL ASSISTANCE

Some plans offer participants loans to pay the full exercise price on their options. If loans are part of a company's option plan, ISS prefers that loans be made to employees as part of a broad-based, company-wide plan to encourage ownership rather than being given only to executive directors. ISS also prefers loans with interest set at market rates that must be paid back in full over a reasonable length of time. The absence of these features

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does not necessary warrant a recommendation against an option plan, but they are taken into consideration in ISS's analysis of the plan.

PLANS FOR INTERNATIONAL EMPLOYEES

Many overseas companies introduce separate plans or delegate a special section of their option plan to deal with tax considerations raised by having a large number of employees working in other countries. Many of these plans contain provisions that deal directly with particular U.S. tax code provisions on stock options. ISS applies the same criteria to these plans as to country-specific plans.

STOCK APPRECIATION RIGHTS

Stock appreciation rights (SARs) allow participants to receive the difference between the exercise price and the market price at the date of exercise. Many companies use SARs in lieu of regular options. While SARs do not result in the dilution associated with large option exercises, there is little difference between a SAR and a regular option from a shareholder perspective because the financial cost to the company is the same. However, SARs do not encourage stock ownership by participants because they involve no purchase or sale of company stock. ISS reviews SARs in the context of the option plan under which they are issued.

PHANTOM STOCK OPTION PLANS

Phantom stock options offer participants cash bonuses based on the increase in share price during a set period of time. Phantom plans are distinct from SARs in that they often form their own separate plan. Some companies will create a phantom stock option plan to award employees who reside in countries that do not allow stock-based compensation. Participants are designated a set number of hypothetical (phantom) shares, on which the award is based. While ISS prefers compensation plans that encourage employee ownership, SARs and phantom options are an effective way to provide incentive.

SUPEROPTIONS

Superoptions exceed the limits in a particular country for the value of options granted to any one individual, although they are usually tied to significantly more restrictive vesting provisions and performance criteria. U.K. superoptions, for example, exceed the Association of British Insurers' recommended limit that options represent no more than four times a participant's salary, yet the stricter performance criteria and longer vesting periods usually mitigate excessive grants. Additionally, dilution resulting from superoptions has historically been fairly moderate. Superoptions appear most often in advanced markets with developed stock option plans.

DIVIDENDS UNDER OPTION AND DIVIDEND EQUIVALENT PAYMENT PROVISIONS

Most holders of stock options do not receive dividend payments. However, some option plans allow participants to receive dividends or dividend equivalent payments prior to the exercise of options. ISS believes that any economic benefit derived from option plans should occur at the time of exercise.

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USING REPURCHASED SHARES IN SHARE COMPENSATION PLANS

In many countries, companies use shares purchased on the market for use in their compensation plans. In some cases, using repurchased shares is more efficient than issuing new shares to participants on exercise. ISS also recognizes the benefits to existing shareholders when repurchased shares are used to fund option grants, as dilution to their interests is minimized. However, although there is no cost to shareholders in terms of dilution of their voting interests, buybacks still represent a very real cost to the company and shareholders. As a result, if a company wants to use repurchased shares in its compensation plans, ISS expects some kind of limitation on the number that can be used.

If a plan includes a specified limit on the total number of shares that could be used and repurchased shares would count toward that limit, ISS recommends that shareholders support the plan as long as it meets all other guidelines. However, if repurchased shares would not count toward the plan's limit on newly issued shares but would operate as an additional pool of shares, then ISS looks for an additional limitation, either an aggregate numerical limit, a percentage limit, or limitations on individual awards.

INCENTIVE PLANS

Share incentive plans tie key employees' compensation more directly to company performance. Though most popular in the United Kingdom, incentive plans are becoming increasingly popular across the globe. Incentive plans provide participants with free grants of company shares (or, less frequently, cash grants) in proportion with prearranged performance criteria-often earnings per share measured against inflation or total shareholder return. These indicators are frequently compared with those of other firms in the company's industry or stock market index, creating a benchmark and a further determinant of the number of shares granted to a particular participant. Proponents of incentive plans note that they offer shareholders the potential for less dilution and that they more directly encourage participants to focus on long-term company performance through strict performance criteria tied to more than just share price movements.

Most incentive plans are organized with strict vesting provisions, where participants may not receive the share awards until after a period of three years or more. Many plans also grant a percentage of the total amount reserved for each participant on a sliding scale measured against performance criteria. Performance criteria targets that have been satisfied only to a certain point may represent disbursement of 25 percent of the shares or cash to a participant, while 100-percent satisfaction may represent the full allotment of the grant. From a shareholder perspective, this graduated system of performance criteria is a major advance.

Evaluation of incentive plans is similar to that of option plans in that acceptable dilution and impartial administration and eligibility remain key factors for a positive recommendation. Insufficient performance criteria or abbreviated vesting provisions are deciding factors as well.

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EMPLOYEE STOCK PURCHASE PLANS AND SAVINGS-RELATED SHARE OPTION SCHEMES

Employee stock purchase plans and savings-related share option schemes (together, ESPPs) provide employees an opportunity to purchase stock in their company, often at a discount to market prices. Plans may operate via monthly deductions from employees' paychecks, gathered and held for safekeeping by a trust or bank, and used to purchase company stock on behalf of the employee. ESPPs can lead to greater commitment from employees, provide performance incentives, and provide all employees the opportunity to share in the company's growth.

ESPPs differ from stock option plans in that in an ESPP, all eligible participants have the option to participate in the plan and may choose how much they wish to contribute to the plan, whereas in a stock option plan, the administering committee chooses who actually participates in the plan, that is, receives options under the plan. ISS recommends approval for many of these plans because they encourage wide share ownership in the company among employees. When analyzing ESPPs for global companies, ISS considers the following factors:

ELIGIBILITY

This is an important factor when considering ESPPs proposed by global companies. For a plan to qualify as an ESPP, all full-time employees who have been with the company for a reasonable amount of time (some plans also allow for participation by part-time employees) must be eligible to participate in the plan, and more important, eligible participants must have the ability to determine whether they will participate and to what extent they will participate, subject to certain limits, as discussed below.

DILUTION

Many markets, such as the United States, Canada, Ireland, and certain tax haven markets, differentiate between shares reserved for ESPPs and shares reserved for stock option plans. In these markets it is our practice to have separate dilution limits (a) for shares reserved for ESPPs, and (b) shares reserved for stock option plans. Other markets, notably the United Kingdom, do not reserve separate pools of shares for ESPPs and option plans, therefore we cannot make such distinctions.

For those markets that reserve a separate pool of shares for ESPPs, ISS policy is to exclude such shares from our dilution calculations for stock option plans. However, ISS policy provides that no more than five percent of a company's shares may be reserved for ESPPs at any given time, with such five percent being over and above the company's limit (either five or ten percent) reserved for option plans. Accordingly, a company could have up to ten percent of its shares reserved for option plans and five percent of its shares reserved for ESPPs at any given time. Alternatively, ISS would consider a higher dilution limit for ESPPs if the company in question sufficiently limited dilution under its option plans.

For those markets that reserve a common pool of shares for ESPPs and stock option plans, ISS policy is to evaluate the dilution under the common pool of shares in accordance with the dilution limitations applicable to stock option plans.

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OFFERING PERIOD AND OFFERING PRICE

The offering period, also known as the purchase period, is the time period over which a participant's contributions are accumulated for the purchase of shares under the plan. The offering price is the company's share price taken on a specific date, less the applicable discount, at which a participant's accumulated payroll deductions are used to purchase shares. Both the offering period and the offering price are country- and plan-specific. For example, ESPPs that are intended to comply with Section 423 of the U.S. Internal Revenue Code (Section 423 Plans) and therefore qualify for favorable tax treatment may not have an offering period in excess of 27 months. Section 423 Plans, however, almost always provide for an 'either/or' offering price, which provides participants the right to purchase shares at the lesser of the fair market value of that company's shares, less the applicable discount, as of either the first or last day of the offering period. In contrast, plans in the United Kingdom and Ireland generally have a three-, five-, or even seven-year offering period, and the offering price is the fair market value on the date an employee commences participation in the plan.

ISS's assessment of a plan takes into account the length of the offering period and the date on which the offering price is determined. If the plan has an 'either/or' feature, a shorter offering period is in the interests of shareholders because such provisions reduce the market risk associated with the plan. The maximum offering period for plans with such a feature is 27 months. In contrast, if the offering price is based on the price of the company's shares on the date plan participation commences, then a longer offering period is generally in the interests of shareholders, as it should more effectively focus the efforts of plan participants on increasing shareholder value. In these cases, the minimum offering period is three years.

DISCOUNTS

These are generally country-specific, e.g. the maximum discount under a Section 423 Plan is 15 percent. In the United Kingdom the maximum discount is 20 percent, and in Ireland it is 25 percent. The amount of the discount is often obscured because some plans do not provide for a discount per se, but rather provide that participants will receive matching shares. This practice is common in Canada. For instance, a plan may stipulate that for every two shares a participant purchases under a plan, the company will provide one 'matching share' to the participant; in effect the participant receives three shares for the price of two, which is mathematically equivalent to a 33-percent discount. If a plan employs matching shares, the analyst must simply calculate the imputed discount using the maximum match.

In reviewing discounts, ISS takes into consideration the offering period and offering price. Because plans with 'either/or' provisions reduce the market risk associated with plan purchases, we believe the maximum discount available under such plans should be 15 percent. However, ISS guidelines allow for greater discounts, up to 25 percent, for plans in which the offering price is based on the company's share price on the date participation commences.

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LIMITS ON THE NUMBER OR VALUE OF SHARES PURCHASEABLE (PARTICIPATION LIMITS)

ESPPs must specify a limit on the number or value of shares each participant is eligible to purchase, for Section 423 Plans it is US$25,000 per year, in the United Kingdom and Ireland it is GBP 3,000 and IRP 3,000, respectively. Because the shares are discounted, there must be some limit on the ability of eligible employees to participate to prevent excessive dilution. This also limits the ability of executives to buy, via the plan, large amounts of discounted shares. Ideally, there should be a plan feature prohibiting employees who are large shareholders (five percent in Section 423 Plans) from participating.

LOAN TERMS

Some plans offer participants loans to pay for the shares. If loans are part of a share purchase plan, ISS prefers that loans be made to employees as part of a broad-based, company-wide plan to encourage ownership rather than being given only to executive directors. ISS also prefers loans with interest set at market rates that must be paid back in full over a reasonable length of time. The absence of these features does not necessarily warrant a recommendation against a share purchase plan, but they are taken into consideration in ISS's analysis of the plan.

GRANTS OUTSIDE OF PLANS

Resolutions asking shareholders to approve specific grants of shares or cash outside of established plans are problematic. Some companies prefer not to adopt formal share plans, instead asking shareholders to approve yearly grants to specific employees. ISS prefers that companies make such grants in the context of an established plan.

ISS's primary concern with grants outside of plans is the level of dilution they afford. The number of shares issued as part of the grants, when combined with the number of shares reserved for the company's other share plans, must fall within acceptable dilution limits. Vesting provisions and performance criteria are also important and are evaluated on the same basis as if the grants were part of a formal plan.

                             ANTITAKEOVER MECHANISMS

                       ISS GENERAL RECOMMENDATION & POLICY

Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

DISCUSSION

Common antitakeover mechanisms include staggered boards, supervoting shares, poison pills, unlimited authorized capital authorizations (including blank check preferred stock), and golden shares. Some of these restrictions are aimed solely at limiting share ownership by foreign or unwanted minority shareholders, and others are designed to preclude an unwanted takeover of the target company by any party. ISS opposes all forms of such mechanisms, as they limit shareholder value by eliminating the takeover or control

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premium for the company. As owners of the company, shareholders should be given the opportunity to decide on the merits of takeover offers.

RENEW PARTIAL TAKEOVER PROVISION (AUSTRALIA)

Australian law allows companies to introduce into their articles a provision to protect shareholders from partial takeover offers, to be renewed by shareholders every three years. If a partial takeover of the company is announced, directors are required to convene a shareholder meeting at least 15 days before the closing of the offer to seek approval of the offer. If shareholders reject the resolution, the offer is considered withdrawn under company law and the company can refuse to register the shares tendered to the offer. ISS approves of consulting shareholders on takeover offers, and this article provides protection for minority shareholders by giving them ultimate decision-making authority based on their own interests, not the interests of directors or outside parties. ISS supports the adoption of this proposal in almost all cases.

GOLDEN SHARES

Recently privatized companies around the world often include in their share structure a golden share held by their respective governments. These shares often carry special voting rights or the power of automatic veto over specific proposals. Golden shares are most common among former state-owned companies or politically sensitive industries such as utilities, railways, and airlines. While the introduction of golden shares is not a desirable governance practice, ISS recognizes the political importance certain companies hold for governments and treats the introduction or amendment of government shares on a case-by-case basis.

POISON PILLS (CANADA)

Otherwise known as shareholder rights plans, poison pills are seen primarily in the Canadian market. Unlike in the United States, Canadian securities legislation requires shareholder approval of all poison pills. Companies generally state that they seek to adopt or renew pills in order to protect shareholders against unfair, abusive, or coercive takeover strategies and to give the target company's board time to pursue alternatives to a hostile takeover bid. Theoretically, the board will refuse to redeem the pill in the face of an unfair offer in order to force a bidder to negotiate for a better offer, at which point it will redeem the pill. Some pills have operated this way and have resulted in better terms for target companies.

Nonetheless, ISS guidelines generally do not support the adoption of poison pills on the grounds that they serve to entrench management. Improperly structured rights plans have been used by boards to ward off offers beneficial to shareholders. Current owners should decide who will own the company, with advice and negotiation from the board and management. When considering the merits of a poison pill, ISS also examines what other antitakeover devices the company has and the company's treatment of shareholders in past situations.

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Canadian poison pills often have a sunset provision, requiring shareholder confirmation of the plan. Most pills have either a five-year sunset provision or a ten-year sunset provision with a requirement that shareholders confirm the continuation of the plan in five years. ISS guidelines support a three-year sunset provision, which affords shareholders the ability to reconsider the plan in light of changing market conditions and to review management's use of the plan. Canadian pills also typically include a permitted bid clause, under which the takeover bid must be made on equal terms to all holders of the company's voting shares; the company must extend the expiration of the bid, usually by 60 or 90 days following the date of the bid. Management sets the terms of the permitted bid clause, and therefore it influences the level of protection that will be provided to shareholders.

ISS determines whether the permitted bid feature offers shareholders adequate powers relative to the board in the event of a bid not being approved by the board. Allowing shareholders the right to override the board as a means of balancing power is crucial, but the specifics of the permitted bid clause are usually insufficient. Under the clause, the pill may be triggered by a shareholder not intent on a complete acquisition, but who merely wishes to purchase a significant stake in the company. This gives the board power to deny shareholders the benefit of a large, semi-controlling shareholder and precludes partial bids that may be in shareholders' interests.

Despite the inclusion of sunset provisions and permitted bid clauses, the balance of power in Canadian pills generally favors the board over shareholders. Under the terms of most pills, the board has either the right or discretion to do the following:

      -     redeem or trigger the pill;

      - amend the pill if shareholder approval is obtained prior to the separation date;

      -     amend the exercise price of the rights;

      -     alter the separation date;

      - decide which parties are acting in concert to determine the level of beneficial ownership that could be used to trigger the pill; and

      - waive the pill's triggering with respect to one bidder and not others, allowing the board to favor one bid over another.

This does not mean that all pills are detrimental. Companies may continue to amend their pills (the permitted bid clause in particular) and may develop a pill that offers shareholders adequate power.

DEPOSITARY RECEIPTS AND PRIORITY SHARES (THE NETHERLANDS)

Depositary receipts are an especially common antitakeover defense among large Dutch companies. Ordinary voting shares are first issued to a company-friendly trust or

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foundation. The trust or foundation in turn issues depositary receipts, similar to banks in the United States issuing ADRs except that the foundation retains the voting rights of the issued security. The depositary receipts carry only the financial rights attached to the shares (i.e., dividends). In this manner, the company gains access to capital while retaining control over voting rights.

Priority shares, established in a company's articles, may be awarded with certain powers of control over the rest of the company. In practice, priority shares are held by members of the supervisory board, company-friendly trusts or foundations, or other friendly parties. Depending on the articles, priority shareholders may determine the size of the management or supervisory boards or may propose amendments to articles and the dissolution of the company. ISS recommends voting against the introduction of depositary receipts and priority shares.

SUPERMAJORITY VOTE REQUIREMENTS

Supermajority vote requirements violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions. Requiring more than this may permit management to entrench themselves by blocking provisions that are in the best interest of shareholders. However, in many world markets, supermajority vote requirements for special resolutions or EGMs are the norm, either two-thirds or three-fourths of shares voting at the meeting (either in person or by proxy). When reviewing proposals to introduce supermajority vote requirements, ISS takes into account market norms, the company's reasons for the change, and the company's ownership structure.

                              SHAREHOLDER PROPOSALS

                       ISS GENERAL RECOMMENDATION & POLICY

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.

DISCUSSION

ISS reviews all shareholder proposals to ascertain whether the proposal is beneficial or detrimental to shareholder value. Most resolutions fall into three basic categories: corporate governance, social, and environmental. While shareholder proposals in most countries are not as prevalent as they are in the United States, they are becoming more common, and standards for reviewing the various types of proposals are necessary.

CORPORATE GOVERNANCE PROPOSALS

Corporate governance-related proposals must be evaluated carefully because any changes can dramatically affect shareholder value. Support for such proposals must be measured against the likely impact that approval would have on the company's operations. If a measure would improve disclosure of company activities in nonstrategic areas and at minimal costs, ISS supports the proposal. If a proposal seeks to improve the company's corporate governance structure, such as adopting board committees, eliminating staggered board structures, or cancelling antitakeover instruments, approval is also warranted. However, if acceptance of a proposal is likely to lead to a disruption in board or management operations and to cause the company to incur significant costs without clear benefit, ISS recommends opposing the proposal.

SOCIAL AND ENVIRONMENTAL PROPOSALS

In evaluating social and environmental proposals, ISS first determines whether or not the issue in question should be addressed on a company-specific basis. Many social and environmental issues are beyond the scope of any one company and are more properly the province of government and broader regulatory action. If this is the case, ISS recommends voting against the proposal.

Most proposals of this type require shareholders to apply subjective criteria in making their voting decision. While broader issues are of concern to everyone, institutional shareholders acting as representatives of their beneficiaries are required to consider only the ultimate interests of their direct beneficiaries. Relating the interests of their beneficiaries to the greater good can be a difficult process and a matter for individual determination. For this reason, ISS focuses on the financial aspects of social and environmental proposals. If a proposal would have a negative impact on the company's financial position or adversely affect important operations, ISS recommends opposing the resolution. Conversely, if a proposal would have a clear and beneficial impact on the company's finances or operations, ISS recommends supporting the proposal.

APPENDIX B
ISS PROXY VOTING
GUIDELINES
SUMMARY.

ISS PROXY VOTING
GUIDELINES SUMMARY

The following is a condensed version of all proxy voting recommendations contained in The ISS Proxy Voting Manual.

THE BOARD OF DIRECTORS (CHAPTER 3)

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors' investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:

- Attend less than 75 percent of the board and committee meetings without a valid excuse,

- Implement or renew a dead-hand or modified dead-hand poison pill,

- Ignore a shareholder proposal that is approved by a majority of the shares outstanding,

- Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years,

- Failed to act on takeover offers where the majority of the shareholders tendered their shares,

- Are inside directors and sit on the audit, compensation, or nominating committees, and

- Are inside directors and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees.

In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.

SEPARATING CHAIRMAN AND CEO

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, the following factors should be taken into account in determining whether the proposal warrants support:

- Designated lead director appointed from the ranks of the independent board members with clearly delineated duties,

-     Majority of independent directors on board,

-     All-independent key committees,

-     Committee chairpersons nominated by the independent directors,

-     CEO performance reviewed annually by a committee of outside directors,

-     Established governance guidelines, and

-     Company performance.

PROPOSALS SEEKING A MAJORITY OF INDEPENDENT DIRECTORS

Shareholder proposals asking that a majority of directors be independent should be evaluated on a CASE-BY-CASE basis. Vote for shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors.

STOCK OWNERSHIP REQUIREMENTS

Vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

TERM OF OFFICE

Vote AGAINST shareholder proposals to limit the tenure of outside directors.

AGE LIMITS

Vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote against proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote for only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and
(2) only if the director's legal expenses would be covered.

PROXY CONTESTS (CHAPTER 4)

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the following factors: long-term financial performance of the target company relative to its industry; management's track record; background to the proxy contest; qualifications of director nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

REIMBURSE PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

AUDITORS (CHAPTER 5)

RATIFYING AUDITORS

Vote FOR proposals to ratify auditors, unless: an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

PROXY CONTEST DEFENSES (CHAPTER 6)

BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

SHAREHOLDER ABILITY TO REMOVE DIRECTORS

Vote AGAINST proposals that provide that directors may be removed only for cause.

Vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

CUMULATIVE VOTING

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD

Vote FOR proposals that seek to fix the size of the board.

Vote AGAINST proposals that give management the ability to alter the size of the board without shareholder approval.

TENDER OFFER DEFENSES (CHAPTER 7)

POISON PILLS

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.

Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

FAIR PRICE PROVISIONS

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

GREENMAIL

Vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

PALE GREENMAIL

Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

UNEQUAL VOTING RIGHTS

Vote AGAINST dual-class exchange offers.

Vote AGAINST dual-class recapitalizations.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS

Vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

Vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

Vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

WHITE SQUIRE PLACEMENTS

Vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

MISCELLANEOUS GOVERNANCE PROVISIONS (CHAPTER 8)

CONFIDENTIAL VOTING

Vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

EQUAL ACCESS

Vote FOR shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

BUNDLED PROPOSALS

Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

SHAREHOLDER ADVISORY COMMITTEES

Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

CAPITAL STRUCTURE (CHAPTER 9)

COMMON STOCK AUTHORIZATION

Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis.

Vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

Vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company's industry and performance in terms of shareholder returns.

REVERSE STOCK SPLITS

Vote FOR management proposals to implement a reverse stock split when the number of shares will be proportionately reduced to avoid delisting.

Review on a CASE-BY-CASE basis on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue.

PREFERRED STOCK

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

Vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense.

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK

Vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

Vote FOR management proposals to reduce the par value of common stock.

PREEMPTIVE RIGHTS

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

DEBT RESTRUCTURINGS

Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan. Consider the following issues: Dilution--How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be? Change in Control--Will the transaction result in a change in control of the company? Bankruptcy--Generally, approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

SHARE REPURCHASE PROGRAMS

Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

TRACKING STOCK

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as:

-  adverse governance changes,

-  excessive increases in authorized capital stock,

-  unfair method of distribution,

-  diminution of voting rights,

-  adverse conversion features,

-  negative impact on stock option plans, and

-  other alternatives such as spinoff.

EXECUTIVE AND DIRECTOR COMPENSATION (CHAPTER 10)

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis.

Our new methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's new rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Our model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to executives, adjusted for (1) long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index), (2) cash compensation, and
(3) categorization of the company as emerging, growth, or mature. These adjustments are pegged to market capitalization. ISS will continue to examine other features of proposed pay plans such as administration, payment terms, plan duration, and whether the administering committee is permitted to reprice underwater stock options without shareholder approval.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Vote on management proposals seeking approval to reprice options on a CASE-BY-CASE basis.

DIRECTOR COMPENSATION

Votes on stock-based plans for directors are made on a CASE-BY-CASE basis.

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be made on a CASE-BY-CASE basis.

OBRA-RELATED COMPENSATION PROPOSALS:

- AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANTS OR AMEND ADMINISTRATIVE FEATURES

Vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

- AMENDMENTS TO ADDED PERFORMANCE-BASED GOALS

Vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

- AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA

Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis.

- APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS

Vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY

Generally, vote FOR shareholder proposals that seek additional disclosure of executive and director pay information.

Review on a CASE-BY-CASE basis all other shareholder proposals that seek to limit executive and director pay.

GOLDEN AND TIN PARACHUTES

Vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

Review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPs)

Vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).

401(k) EMPLOYEE BENEFIT PLANS

Vote FOR proposals to implement a 401(k) savings plan for employees.

STATE OF INCORPORATION (CHAPTER 11)

VOTING ON STATE TAKEOVER STATUTES

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

VOTING ON REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be examined on a CASE-BY-CASE basis.

MERGERS AND CORPORATE RESTRUCTURINGS (CHAPTER 12)

MERGERS AND ACQUISITIONS

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, taking into account at least the following: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; and changes in corporate governance and their impact on shareholder rights.

CORPORATE RESTRUCTURING

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spinoffs, liquidations, and asset sales should be considered on a CASE-BY-CASE basis.

SPINOFFS

Votes on spinoffs should be considered on a CASE-BY-CASE basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

ASSET SALES

Votes on asset sales should be made on a CASE-BY-CASE basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

LIQUIDATIONS

Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

APPRAISAL RIGHTS

Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

CHANGING CORPORATE NAME

Vote FOR changing the corporate name.

MUTUAL FUND PROXIES (CHAPTER 13)

ELECTION OF DIRECTORS

Vote the election of directors on a CASE-BY-CASE basis, considering the following factors: board structure; director independence and qualifications; and compensation of directors within the fund and the family of funds attendance at board and committee meetings.

Votes should be withheld from directors who:

- attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

- ignore a shareholder proposal that is approved by a majority of shares outstanding;

- ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years;

- are interested directors and sit on the audit or nominating committee; or

- are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

CONVERTING CLOSED-END FUND TO OPEN-END FUND

Vote conversion proposals on a CASE-BY-CASE basis, considering the following factors: past performance as a closed-end fund; market in which the fund invests; measures taken by the board to address the discount; and past shareholder activism, board activity, and votes on related proposals.

PROXY CONTESTS

Vote proxy contests on a CASE-BY-CASE basis, considering the following factors: past performance; market in which fund invests; and measures taken by the board to address the issues past shareholder activism, board activity, and votes on related proposals.

INVESTMENT ADVISORY AGREEMENTS

Vote the investment advisory agreements on a CASE-BY-CASE basis, considering the following factors: proposed and current fee schedules; fund category/investment objective; performance benchmarks; share price performance as compared with peers; and the magnitude of any fee increase.

APPROVING NEW CLASSES OR SERIES OF SHARES

Vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS

Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis, considering the following factors: stated specific financing purpose and other reasons management gives possible dilution for common shares.

1940 ACT POLICIES

Vote these proposals on a CASE-BY-CASE basis, considering the following factors: potential competitiveness; regulatory developments; current and potential returns; and current and potential risk.

CHANGING A FUNDAMENTAL RESTRICTION TO A NONFUNDAMENTAL RESTRICTION

Vote these proposals on a CASE-BY-CASE basis, considering the following factors: fund's target investments; reasons given by fund for change; and the projected impact of change on portfolio.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL

Vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

NAME RULE PROPOSALS

Vote these proposals on a CASE-BY-CASE basis, considering the following factors: political/economic changes in target market; bundling with quorum requirements; bundling with asset allocation changes; and consolidation in the fund's target market.

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION

Vote these proposals on a CASE-BY-CASE basis, considering the following factors: strategies employed to salvage the company; company's past performance; and terms of the liquidation.

CHANGES TO THE CHARTER DOCUMENT

Vote changes to the charter document on a CASE-BY-CASE basis, considering the following factors: degree of change implied by the proposal; efficiencies that could result; state of incorporation; and regulatory standards and implications.

CHANGING THE DOMICILE OF A FUND

Vote reincorporations on a CASE-BY-CASE basis, considering the following factors: state regulations of both states; required fundamental policies of both states; and the increased flexibility available.

CHANGE IN FUND'S SUBCLASSIFICATION

Vote these proposals on a CASE-BY-CASE basis, considering the following factors: potential competitiveness; current and potential returns; risk of concentration; and consolidation in the target industry.

AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER APPROVAL

Vote AGAINST these proposals.

DISTRIBUTION AGREEMENTS

Vote these proposals on a CASE-BY-CASE basis, considering the following factors: fees charged to comparably sized funds with similar objectives; proposed distributor's reputation and past performance; and competitiveness of fund in industry.

MASTER-FEEDER STRUCTURE

Vote FOR the establishment of a master-feeder structure.

CHANGES TO THE CHARTER DOCUMENT

Vote changes to the charter document on a CASE-BY-CASE basis, considering the following factors: degree of change implied by the proposal; efficiencies that could result; state of incorporation; and regulatory standards and implications.

MERGERS

Vote merger proposals on a CASE-BY-CASE basis, considering the following factors: resulting fee structure; performance of both funds; and continuity of management personnel.

SHAREHOLDER PROPOSALS

ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

Vote AGAINST the establishment of a director ownership requirement.

REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

TERMINATE THE INVESTMENT ADVISOR

Vote to terminate the investment advisor on a CASE-BY-CASE basis, considering the following factors: performance of the fund's NAV and the history of shareholder relations.

SOCIAL AND ENVIRONMENTAL ISSUES (CHAPTER 14)

SOCIAL AND ENVIRONMENTAL ISSUES (CHAPTER 14)

CONSUMER ISSUES AND PUBLIC SAFETY

ANIMAL RIGHTS

Vote CASE-BY-CASE on proposals to phase out the use of animals in product testing, taking into account:

- The nature of the product and the degree that animal testing is necessary or federally mandated (such as medical products),

- The availability and feasibility of alternatives to animal testing to ensure product safety, and

-     The degree that competitors are using animal-free testing.

DRUG PRICING

Vote CASE-BY-CASE on proposals asking the company to implement price restraints on pharmaceutical products, taking into account:

-     Whether the proposal focuses on a specific drug and region;

- Whether the economic benefits of providing subsidized drugs (e.g., public goodwill) outweigh the costs in terms of reduced profits, lower R&D spending, and harm to competitiveness;

-     Whether the company already limits price increases of its products;

- Whether the company already contributes life-saving pharmaceuticals to the needy; and

-     The extent that peer companies implement price restraints.

GENETICALLY MODIFIED FOODS

Vote CASE-BY-CASE on proposals to label genetically modified (GMO) ingredients voluntarily in the company's products, or alternatively to provide interim labeling and eventually eliminate GMOs, taking into account:

-     The costs and feasibility of labeling and/or phasing out;

- The nature of the company's business and the proportion of it affected by the proposal;

- The proportion of company sales in markets requiring labeling or GMO-free products;

-     The extent that peer companies label or have eliminated GMOs;

- Competitive benefits, such as expected increases in consumer demand for the company's products; and

- The risks of misleading consumers without federally mandated, standardized labeling.

Vote FOR proposals asking for a report on the feasibility of labeling products containing GMOs.

Vote AGAINST proposals to completely phase out GMOs from the company's products. Such resolutions presuppose that there are proven health risks to GMOs--an issue better left to federal regulators--which outweigh the economic benefits derived from biotechnology.

Vote CASE-BY-CASE on reports outlining the steps necessary to eliminate GMOs from the company's products, taking into account:

- The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution;

-     The extent that peer companies have eliminated GMOs;

- The extent that the report would clarify whether it is viable for the company to eliminate GMOs from its products; and

- Whether the proposal is limited to a feasibility study or additionally seeks an action plan and timeframe actually to phase out GMOs.

Vote AGAINST proposals seeking a report on the health effects of GMOs. Studies of this sort are better undertaken by regulators and the scientific community.

HANDGUNS

Generally vote AGAINST requests for reports on a company's policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.

PREDATORY LENDING

Vote CASE-BY CASE on requests for reports on the company's procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:

- Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices;

- Whether the company has adequately disclosed the financial risks of its subprime business; and

- Whether the company has been subject to violations of lending laws or serious lending controversies.

TOBACCO

Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors:

Second-hand smoke:

-     Whether the company complies with all local ordinances and regulations;

- The degree that voluntary restrictions beyond those mandated by law might hurt the company's competitiveness; and

-     The risk of any health-related liabilities.

Advertising to youth:

- Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations;

-     Whether the company has gone as far as peers in restricting advertising;
      and

- Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth.

Cease production of tobacco-related products or avoid selling products to tobacco companies:

-     The percentage of the company's business affected and

- The economic loss of eliminating the business versus any potential tobacco-related liabilities.

Spinoff tobacco-related businesses:

-     The percentage of the company's business affected;

-     The feasibility of a spinoff; and

-     Potential future liabilities related to the company's tobacco business.

Stronger product warnings:

Vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities.

Investment in tobacco stocks:

Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.

ENVIRONMENT AND ENERGY

ARCTIC NATIONAL WILDLIFE REFUGE

Vote CASE-BY-CASE on reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR), taking into account:

-     Whether there are publicly available environmental impact reports;

- Whether the company has a poor environmental track record, such as violations of federal and state regulations or accidental spills; and

-     The current status of legislation regarding drilling in ANWR.

CERES PRINCIPLES

Vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:

- The company's current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES;

- The company's environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills;

- Environmentally conscious practices of peer companies, including endorsement of CERES; and

-     Costs of membership and implementation.

ENVIRONMENTAL REPORTS

Generally vote FOR requests for reports disclosing the company's environmental policies unless it already has well-documented environmental management systems that are available to the public.

GLOBAL WARMING

Generally vote FOR reports on the level of greenhouse gas emissions from the company's operations and products, unless the report is duplicative of the company's current environmental disclosure and reporting. However, additional reporting may be warranted if:

-     The company's level of disclosure lags that of its competitors or

- The company has a poor environmental track record, such as violations of federal and state regulations.

RECYCLING

Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:

-     The nature of the company's business and the percentage affected;

-     The extent that peer companies are recycling;

-     The timetable prescribed by the proposal;

-     The costs of implementation; and

- Whether the company has a poor environmental track record, such as violations of federal and state regulations.

RENEWABLE ENERGY

Vote CASE-BY-CASE on proposals to invest in renewable energy sources, taking into account:

-     The nature of the company's business and the percentage affected;

- The extent that peer companies are switching from fossil fuels to cleaner sources;

-     The timetable and specific action prescribed by the proposal; and

-     The costs of implementation.

GENERAL CORPORATE ISSUES

LINK EXECUTIVE COMPENSATION TO SOCIAL PERFORMANCE

Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:

-     The relevance of the issue to be linked to pay;

- The degree that social performance is already included in the company's pay structure;

- The degree that social performance is used by peer companies in setting pay;

- Violations or complaints filed against the company relating to the particular social performance measure;

- Artificial limits sought by the proposal, such as freezing or capping executive pay;

-     Independence of the compensation committee; and

-     Current company pay levels.

CHARITABLE/POLITICAL CONTRIBUTIONS

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

- The company is in compliance with laws governing corporate political activities, and

- The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

Vote AGAINST proposals to report or publish in newspapers the company's political contributions. Federal and state laws restrict the amount of corporate contributions and include reporting requirements.

Vote AGAINST proposals disallowing the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

LABOR STANDARDS AND HUMAN RIGHTS

CHINA PRINCIPLES

Vote CASE-BY-CASE on proposals to implement the China Principles, taking into account:

- The company's current workplace code of conduct or adherence to other global standards and their similarity to the Principles;

-     Agreements with foreign suppliers to meet certain workplace standards;

-     How company and vendor facilities are monitored;

-     Peer company adherence to the Principles;

-     Costs and feasibility/legality of implementing the Principles;

-     Control of company and involvement of Chinese army/government; and

- Whether the company has been recently involved in labor and human rights controversies or violations.

COUNTRY-SPECIFIC HUMAN RIGHTS REPORTS

Vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and steps to protect human rights, based on:

-     The nature and amount of company business in that country;

-     The company's workplace code of conduct;

-     Proprietary and confidential information involved;

-     Company compliance with U.S. regulations on investing in the country; and

-     Level of peer company involvement in the country.

INTERNATIONAL CODES OF CONDUCT/VENDOR STANDARDS

Vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:

- The company's current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent;

-     Agreements with foreign suppliers to meet certain workplace standards;

-     How company and vendor facilities are monitored;

-     Company participation in fair labor organizations;

-     Type of business;

-     Proportion of business conducted overseas;

-     Countries of operation with known human rights abuses;

- Whether the company has been recently involved in labor and human rights controversies or violations;

-     Peer company standards and practices; and

-     Union presence in company's international factories.

Generally vote AGAINST proposals that mandate outside independent monitoring, which may entail sizable costs to the company unless there are serious concerns or controversies surrounding the company's overseas operations.

Generally vote FOR reports outlining vendor standards compliance unless:

- The company does not operate in countries with significant human rights violations;

-     The company has no recent human rights controversies or violations; or

- The company already publicly discloses information on its vendor standards compliance.

MACBRIDE PRINCIPLES

Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account:

-     Company compliance with or violations of the Fair Employment Act of 1989;

- Company antidiscrimination policies that already exceed the legal requirements;

-     The cost and feasibility of adopting all nine principles;

- The cost of duplicating efforts to follow two sets of standards (Fair Employment and the MacBride Principles);

-     The potential for charges of reverse discrimination;

- The potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted;

-     The level of the company's investment in Northern Ireland;

-     The number of company employees in Northern Ireland;

-     The degree that industry peers have adopted the MacBride Principles; and

- Applicable state and municipal laws that limit contracts with companies that have not adopted the MacBride Principles.

MILITARY BUSINESS

FOREIGN MILITARY SALES/OFFSETS

Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

LANDMINES

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine and cluster bomb production, taking into account:

- Whether the company currently manufactures landmines or landmine components and

-     Whether the company's peers have renounced future production.

SPACED-BASED WEAPONIZATION

Generally vote FOR reports on a company's involvement in spaced-based weaponization unless:

-     The information is already publicly available or

-     The disclosures sought could compromise proprietary information.

WORKPLACE DIVERSITY

BOARD DIVERSITY

Generally vote FOR reports on the company's efforts to diversify the board, unless:

- The board composition is reasonably inclusive in relation to companies of similar size and business or

- The board already reports on its nominating procedures and diversity initiatives.

Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:

-     The degree of board diversity;

-     Comparison with peer companies;

-     Established process for improving board diversity;

-     Existence of independent nominating committee;

-     Use of outside search firm; and

-     History of EEO violations.

EQUAL EMPLOYMENT OPPORTUNITY (EEO)

Generally vote FOR reports outlining the company's affirmative action initiatives unless:

-     The company has well-documented equal opportunity programs;

- The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity; and

-     The company has no recent EEO-related violations or litigation.

Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

GLASS CEILING

Generally vote FOR reports outlining the company's progress towards the Glass Ceiling Commission's business recommendations, unless:

-     The composition of senior management and the board is fairly inclusive;

- The company has well-documented programs addressing diversity initiatives and leadership development;

- The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity; and/or

-     The company has no recent EEO-related violations or litigation.

SEXUAL ORIENTATION

Vote CASE-BY-CASE on proposals to amend the company's EEO policy to include sexual orientation, taking into account:

- Whether the company's EEO policy is already in compliance with federal, state, and local laws;

-     Whether the company has any recent EEO violations or litigation; and

- Whether the company faced controversies regarding unfair treatment of gay and lesbian employees.

Vote AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefit decisions should be left to the discretion of the company.

                 T. ROWE PRICE ASSOCIATES, INC AND T. ROWE PRICE
                               INTERNATIONAL, INC

                      PROXY VOTING POLICIES AND PROCEDURES

RESPONSIBILITY TO VOTE PROXIES

         T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc ("T. ROWE PRICE") recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company's directors and on matters affecting certain important aspects of the company's structure and operations that are submitted to shareholder vote. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the investment companies which it sponsors and serves as investment adviser ("T. ROWE PRICE FUNDS") and by institutional and private counsel clients who have requested that T. Rowe Price be involved in the proxy process. T. Rowe Price has assumed the responsibility for voting proxies on behalf of the T. Rowe Price Funds and certain counsel clients who have delegated such responsibility to T. Rowe Price. In addition, T. Rowe Price makes recommendations regarding proxy voting to counsel clients who have not delegated the voting responsibility but who have requested voting advice.

         T. Rowe Price has adopted these Proxy Voting Policies and Procedures ("POLICIES AND PROCEDURES") for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies.

         FIDUCIARY CONSIDERATIONS. It is the policy of T. Rowe Price that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular client or Price Fund. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities. Practicalities involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

         CONSIDERATION GIVEN MANAGEMENT RECOMMENDATIONS. One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. The Policies and Procedures were developed with the recognition that a company's management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company's board of directors. Accordingly, T. Rowe Price believes that the recommendation of management on most issues should be given weight in determining how proxy issues should be voted. However, the position of the company's management will not be supported in any situation where it is found to be not in the best interests of the client, and the portfolio manager may always elect to vote contrary to management when he or she believes a particular proxy proposal may adversely affect the investment merits of owning stock in a portfolio company.

ADMINISTRATION OF POLICIES AND PROCEDURES

         PROXY COMMITTEE. T. Rowe Price's Proxy Committee ("PROXY COMMITTEE") is responsible for establishing positions with respect to corporate governance and other proxy issues, including those involving social responsibility issues. The Proxy Committee also reviews questions and responds to inquiries from clients and mutual fund shareholders pertaining to proxy issues of corporate responsibility. While the Proxy Committee sets voting guidelines and serves as a resource for T. Rowe Price portfolio management, it does not have proxy voting authority for any Price Fund or counsel client. Rather, this responsibility is held by the Chairperson of the Fund's Investment Advisory Committee or the counsel client's portfolio manager.

         INVESTMENT SUPPORT GROUP. The Investment Support Group ("INVESTMENT SUPPORT GROUP") is responsible for administering the proxy voting process as set forth in the Policies and Procedures.

         PROXY ADMINISTRATOR. The Investment Support Group will assign a Proxy Administrator ("PROXY ADMINISTRATOR") who will be responsible for ensuring that all meeting notices are reviewed and important proxy matters are communicated to the portfolio managers and regional managers for consideration.

HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

         In order to facilitate the proxy voting process, T. Rowe Price has retained Institutional Shareholder Services ("ISS") as an expert in the proxy voting and corporate governance area. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Proxy Committee relies upon ISS research in establishing T. Rowe Price's proxy voting guidelines, and many of our guidelines are consistent with ISS positions,
T. Rowe Price may deviate from ISS recommendations on general policy issues or specific proxy proposals.

MEETING NOTIFICATION

         T. Rowe Price utilizes ISS' voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. ISS tracks and reconciles T. Rowe Price holdings against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily, and transmitted to T. Rowe Price through ProxyMaster.com, an ISS web-based application. ISS is also responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to T. Rowe Price upon request.

VOTE DETERMINATION

         ISS provides comprehensive summaries of proxy proposals (including social responsibility issues), publications discussing key proxy voting issues, and specific vote recommendations regarding portfolio company proxies to assist in the proxy research process. Upon request, portfolio managers may receive any or all of the above-mentioned research materials to assist in the vote determination process. The final authority and responsibility for proxy voting decisions remains with T. Rowe Price. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the viewpoint of our clients.

         Portfolio managers may decide to vote their proxies consistent with T. Rowe Price's policies as set by the Proxy Committee and instruct our Proxy Administrator to vote all proxies accordingly. In such cases, he or she may request to review the vote recommendations and sign-off on all the proxies before the votes are cast, or may choose only to sign-off on those votes cast against management. The portfolio managers are also given the option of reviewing and determining the votes on all proxies without utilizing the vote guidelines of the Proxy Committee. In all cases, the portfolio managers may elect to receive a weekly report summarizing all proxy votes in his or her client accounts. Portfolio managers who vote their proxies inconsistent with T. Rowe Price guidelines are required to document the rationale for their vote. The Proxy Administrator is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is cast in opposition to T. Rowe Price policy.

T. ROWE PRICE VOTING POLICIES

         Specific voting guidelines have been adopted by the Proxy Committee for routine anti-takeover, executive compensation and corporate governance proposals, as well as other common shareholder proposals, and are available to clients upon request. The following is a summary of the significant T. Rowe Price policies:

         Election of Directors - T. Rowe Price generally supports slates with a majority of independent directors and nominating committees chaired by an independent board member. We withhold votes for inside directors serving on compensation and audit committees and for directors who miss more than one-fourth of the scheduled board meetings. We vote against management efforts to stagger board member terms because a staggered board may act as a deterrent to takeover proposals.

- Anti-takeover and Corporate Governance Issues - T. Rowe Price generally opposes anti-takeover measures since they adversely impact shareholder rights. Also, T. Rowe Price will consider the dilutive impact to shareholders and the effect on shareholder rights when voting on corporate governance proposals.

- Executive Compensation Issues - T. Rowe Price's goal is to assure that a company's equity-based compensation plan is aligned with shareholders' long-term interests. While we evaluate most plans on a case-by-case basis, T. Rowe Price generally opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option grants based on a number of criteria such as the costs associated with the plan, plan features, dilution to shareholders and comparability to plans in the company's peer group. We generally oppose efforts to reprice options in the event of a decline in value of the underlying stock.

- Social and Corporate Responsibility Issues - Vote determinations for corporate responsibility issues are made by the Proxy Committee using ISS voting recommendations. T. Rowe Price generally votes with a company's management on the following social issues unless the issue has substantial economic implications for the company's business and operations which have not been adequately addressed by management:

         -        Corporate environmental practices;

         -        Board diversity;

         -        Employment practices and employment opportunity;

         -        Military, nuclear power and related energy issues;

         - Tobacco, alcohol, infant formula and safety in advertising practices;

         -        Economic conversion and diversification;

         -        International labor practices and operating policies;

         -        Genetically-modified foods;

         -        Animal rights; and

         - Political contributions/activities and charitable contributions.

         Global Portfolio Companies - ISS applies a two-tier approach to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most fundamental issues, which span the corporate governance spectrum without regard to a company's domicile. The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of shareholder franchise, recognizing that application of policies developed for U.S. corporate governance issues are not necessarily appropriate for foreign markets. The Proxy Committee has reviewed ISS' general global policies and has developed international proxy voting guidelines which in most instances are consistent with ISS recommendations.

         Votes Against Company Management - Where ISS recommends a vote against management on any particular proxy issue, the Proxy Administrator ensures that the portfolio manager reviews such recommendations before a vote is cast. If a research analyst or portfolio manager believes that management's view on a particular proxy proposal may adversely affect the investment merits of owning stock in a particular company, he/she may elect to vote contrary to management.

         Index and Passively Managed Accounts - Proxy voting for index and other passively-managed portfolios is administered by the Investment Support Group using ISS voting recommendations when their recommendations are consistent with
T. Rowe Price's policies as set by the Proxy Committee. If a portfolio company is held in both an actively managed account and an index account, the index account will default to the vote as determined by the actively managed proxy voting process.

         Divided Votes - In the unusual situation where a decision is made which is contrary to the policies established by the Proxy Committee, or differs from the vote for any other client or Price Fund, the Investment Support Group advises the portfolio managers involved of the divided vote. The persons representing opposing views may wish to confer to discuss their positions. Opposing votes will be cast only if it is determined to be prudent to do so in light of each client's investment program and objectives. In such instances, it is the normal practice for the portfolio manager to document the reasons for the vote if it is against T. Rowe Price policy. The Proxy Administrator is responsible for assuring that adequate documentation is maintained to reflect the basis for any vote which is cast in opposition to T. Rowe Price policy.

         Shareblocking - Shareblocking is the practice in certain foreign countries of "freezing" shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted. Shareblocking typically takes place between one and fifteen (15) days before the shareholder meeting, depending on the market. In markets where shareblocking applies, there is a potential for a pending trade to fail if trade settlement takes place during the blocking period. Depending upon market practice and regulations, shares can sometimes be unblocked, allowing the trade to settle but negating the proxy vote. T. Rowe Price's policy is generally to vote all shares in shareblocking countries unless, in its experience, trade settlement would be unduly restricted.

         Securities on Loan - The T. Rowe Price Funds and our institutional clients may participate in securities lending programs to generate income. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned shares provided sufficient notice is given to the custodian bank in advance of the voting deadline. T. Rowe Price's policy is generally not to vote securities on loan unless the portfolio manager has knowledge of a material voting event that could affect the value of the loaned securities. In this event, the portfolio manager has the discretion to instruct the Proxy Administrator to pull back the loaned securities in order to cast a vote at an upcoming shareholder meeting.

VOTE EXECUTION AND MONITORING OF VOTING PROCESS

         Once the vote has been determined, the Proxy Administrator enters votes electronically into ISS's ProxyMaster system. ISS then transmits the votes to the proxy agents or custodian banks and sends electronic confirmation to T. Rowe Price indicating that the votes were successfully transmitted.

         On a daily basis, the Proxy Administrator queries the ProxyMaster system to determine newly announced meetings and meetings not yet voted. When the date of the stockholders' meeting is approaching, the Proxy Administrator contacts the applicable portfolio manager if the vote for a particular client or Price Fund has not yet been recorded in the computer system.

         Should a portfolio manager wish to change a vote already submitted, the portfolio manager may do so up until the deadline for vote submission, which varies depending on the company's domicile.

MONITORING AND RESOLVING CONFLICTS OF INTEREST

         The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting.

         Application of the T. Rowe Price guidelines to vote clients proxies should in most instances adequately address any possible conflicts of interest since our voting guidelines are pre-determined by the Proxy Committee using recommendations from ISS, an independent third party. However, for proxy votes inconsistent with T. Rowe Price guidelines, the Proxy Administrator and the Proxy Committee review all such proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company's proxy. Issues raising possible conflicts of interest are referred by the Proxy Administrator to designated members of the Proxy Committee for immediate resolution. Voting of T. Rowe Price Group, Inc. common stock (sym:
TROW) by certain T. Rowe Price Index Funds will be done in all instances accordance with T. Rowe Price policy and votes inconsistent with policy will not be permitted.

REPORTING AND RECORD RETENTION

         Vote Summary Reports will be generated for each client that requests T. Rowe Price to furnish proxy voting records. The report specifies the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client during the period and the position taken with respect to each issue. Reports normally cover quarterly or annual periods. All client requests for proxy information will be recorded and fulfilled by the Proxy Administrator.

         T. Rowe Price retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company's management, and documentation on shares voted differently. In addition, any document which is material to a proxy voting decision such as the T. Rowe Price voting guidelines, Proxy Committee meeting materials, and other internal research relating to voting decisions will be kept. Proxy statements received from issuers (other than those which are available on the SEC's EDGAR database) are kept by ISS in its capacity as voting agent and are available upon request. All proxy voting materials and supporting documentation are retained for six years.

                                                                  April 11, 2005

U. S. TRUST

                        Shareholder Proxy Voting Policies

OVERVIEW

U.S. Trust often has authority to vote proxies for shareholders with accounts managed by the firm. As an investment adviser, U.S. Trust has a fiduciary duty to act solely in the best interests of its clients when exercising this authority. At U.S. Trust, we recognize that in those cases where we have voting authority, we must vote client securities in a timely manner and make voting decisions that are in the best interests of our clients.

To fulfill this responsibility, U.S. Trust has established a Proxy Committee. The Proxy Committee is responsible for establishing and implementing proxy voting policies and procedures and for monitoring those policies and procedures. APPENDIX A and APPENDIX B set forth the Proxy Committee's current policies with respect to how U.S. Trust will vote with regard to specified matters that may arise from time to time. These voting policies are based entirely upon considerations of investment value and the financial interests of our clients.

From time to time, U.S. Trust may experience potential conflicts of interest when voting a proxy for an issuer with whom U.S. Trust may have a relationship that could conceivably affect the manner in which we vote the issuer's proxy. The Proxy Committee has developed conflicts procedures governing these situations, which are set for in detail in APPENDIX C.

The Proxy Voting Committee is responsible for establishing policies and procedures to govern the voting of proxies in all accounts for which U.S. Trust Company N. A. and United States Trust Company of New York serve as investment adviser and for which we have voting authority, with the exception of accounts for which the Special Fiduciary Services Division of U.S. Trust Company N.A. ("SFS") acts as a plan fiduciary under ERISA. As discussed further in APPENDIX D, as a result of ERISA requirements and the differing considerations which often pertain to ERISA accounts, SFS is responsible for voting all proxies for which it serves as an ERISA plan fiduciary.

The Proxy Committee has also developed procedures implementing the Committee's policies and governing the proxy voting process. These procedures are set forth in APPENDIX E. As described in APPENDIX E, the Proxy Committee has engaged Institutional Shareholder Services, Inc., ("ISS") a nationally recognized provider of proxy voting services, to assist in voting proxies for accounts over which U.S. Trust has custody of client assets. ISS also provides the Committee with recommendations regarding particular proxy matters.

Statement of Proxy Voting Guidelines

The Proxy Committee has established the following voting guidelines. In all cases, these guidelines are subject to the firm's conflicts procedures. Thus, in the event that a conflict is identified, the procedures set in APPENDIX C, rather than these guidelines, will apply:

      1. With respect to those routine matters set forth in APPENDIX A, U.S. Trust will vote in accordance with the views and recommendations of a corporation's management.

      2. With respect to the matters identified in Appendix B, U.S. Trust will vote in accordance with the guidelines set forth in APPENDIX B.

      3. With respect to any matter that is not identified in either APPENDIX A or B, the Proxy Committee will consider such matter on a case-by-case basis and vote in a manner consistent with its fiduciary obligations and the interests of its clients.

      4. The Proxy Committee may override the guidelines set forth in APPENDIX A and APPENDIX B if it determines that a vote contrary to these guidelines is appropriate from the standpoint of the interests of its clients and is consistent with its fiduciary responsibilities. Any decision to deviate from these guidelines must be documented by the Proxy Committee and maintained with the records of the Committee. In compelling circumstances, the Proxy Committee may determine to "split" its vote on a particular matter for different investment advisory clients for which it is exercising its authority to vote proxies. Any decision to "split" votes must be appropriate from the standpoint of the interests of each of its clients and must be consistent with its fiduciary responsibilities. Any decision to split votes must be documented by the Proxy Committee and maintained with the records of the Committee.

APPENDIX A - ROUTINE ISSUES

The Proxy Committee has determined that the following items are considered routine and will generally be voted in a manner consistent with the recommendations of management of the issuer:

1. Ratification of Auditors

2. Corporate housekeeping matters - including: Proposals relating to the conduct of the annual meeting, name changes, non-substantive or corrective changes to charter or by-laws (including increasing or decreasing the number of directors), proposals as to the creation of corporate governance, nominating or other committees and proposals concerning the composition of such committees, and proposals relating to whether one individual may act as both Chairman and CEO or otherwise hold simultaneous officer and director positions.

3. Routine capitalization matters- including: Matters relating to adjusting authorized common or preferred stock in connection with stock splits, reverse splits or other business matters not related to anti-takeover measures, issuance of shares in connection with an acquisition, increase in capital stock for shareholder rights plan.

4. Composition of the Board- including: Election of directors, removal of directors for cause, establishing term limits for directors, requiring two candidates for each board seat; except that proposals relating to whether a majority of the Board must be independent are not considered routine.

5. General corporate matters- including: Formation of a holding company, reincorporation into a different state, issuance of special reports (including reports on employment and recruiting practices in relation to the gender, race or other characteristics) and reports on charitable/political contributions and activities, adoption, renewal or amendment of shareholder rights plan, establishing or amending employee savings, employee stock ownership plans or investment plans.

APPENDIX B - NON-ROUTINE ISSUES

The Proxy Committee has adopted the following guidelines with respect to the following non-routine issues.

1 - Proposals Regarding Director Elections

      i. Cumulative voting for the election of directors - Cumulative voting permits a shareholder to amass (cumulate) all his/her votes for directors and apportion these votes among one, or a few, or all directors on a multi-candidate slate. We believe that cumulative voting favors special interest candidates who may not represent the interests of all shareholders. We will typically vote AGAINST proposals for cumulative voting and FOR proposals to eliminate cumulative voting.

      ii. Classified Boards - We believe that electing directors is one of the most basic rights that an investor can exercise in stock ownership. We believe that a non-classified Board (requiring re-election of all directors annually) increases the accountability of the Board to shareholders. We will typically vote AGAINST proposals seeking classification of a Board and FOR proposals seeking declassification.

      iii. Term limits for independent directors - We believe that term limits can result in arbitrarily discarding knowledgeable, experienced directors. We believe that qualified and diligent directors should be allowed to continue to serve the interests of a company's shareholders and that term limits do not serve shareholder's interests. We will typically vote AGAINST such proposals.

      iv. Proposals concerning whether a majority of the board must be independent - We believe that it is beneficial for a majority of the board of directors of a company to be comprised of independent directors. As such, we will typically vote FOR such proposals.

      v. Proposals requiring a majority vote for election of directors - Such proposals go beyond what is typically required under state law, which normally provides for election of directors by a plurality vote. We believe such proposals may frustrate the will of the shareholders who have expressed a preference for a director. We will typically vote AGAINST such proposals.

2 - Other Director-Related Proposals

      (i) Proposals limiting liability or providing indemnification of directors - We believe that in order to attract qualified, effective and experienced persons to serve as directors, it is appropriate for a company to offer appropriate and competitive protection to directors from exposure to unreasonable personal liability potentially arising from serving as a director. We will typically vote FOR such proposals.

      (ii) Proposals regarding director share ownership - Like employee stock ownership, director stock ownership aligns the interests of directors and shareholders.

            Whether through outright purchase (with the director's cash compensation) or through option grants, we believe director share ownership is in the interests of shareholders. We will typically vote FOR such proposals.

3 - Anti-Takeover proposals and Shareholder rights

      (i) Shareholder rights plans and poison pills - Poison pills are used as a defense against takeover offers that are not welcomed by incumbent management. Such plans typically allow shareholders (other then the shareholder making the takeover offer) to purchase stock at significantly discounted prices. Such a plan may serve to entrench management and directors and may effectively prevent any take-ever, even at a substantial premium to shareholders. We will typically vote AGAINST poison pill plans and AGAINST proposals to eliminate a requirement that poison pill plans be submitted to shareholders for approval.

      (ii) Golden Parachute arrangements - We believe that executive severance arrangements that are triggered by a change in control (known as "golden parachutes") should be submitted for shareholder approval and will therefore vote FOR such a requirement. We will typically vote AGAINST such arrangements if they result in a payment of more than 3 times an executive's annual salary and bonus.

      (iii) Other anti-takeover provisions - We will typically vote AGAINST other anti-takeover provisions, such as blank check preferred stock, greenmail provisions, shark repellants and increases in authorized shares for anti-takeover purposes and will typically vote FOR proposals such as fair price amendments.

      (iv) Limitations on shareholder rights - We will typically vote AGAINST proposals which limit shareholders' corporate rights, including, the right to act by written consent, the right to remove directors, to amend by-laws, to call special meetings, or nominate directors.

      (v) Proposals regarding supermajority vote requirement - We support shareholders' ability to approve or reject matters based on a simple majority. We will typically vote AGAINST proposals to institute a supermajority vote requirement.

      (vi) Proposals Regarding Confidential Voting - Confidential voting allows shareholders to vote anonymously and we believe helps large institutional shareholders avoid undue influence that may be exerted by special interest groups. Prohibiting confidential voting may discourage some shareholders from exercising their voting rights, which we believe is not in the best interests of a company's shareholders. We will typically vote FOR the adoption of confidential voting proposals and AGAINST proposals to prohibit confidential voting.

      (vii) Discretionary voting of unmarked proxies - Such proposals often provide management with the discretion to vote unmarked proxies as management determines. Except for the discretion to vote unmarked proxies with respect to a proposal to adjourn a meeting and to set a new meeting date, we believe it is not proper to provide management with the discretion to vote unmarked proxies. We will typically vote AGAINST such proposals.

4 - Management compensation proposals

      (i) Proposals to establish or amend various forms of incentive compensation plans and retirement or severance benefits for directors or key employees - We support effective and carefully administered incentive compensation plans, including stock options and other stock purchase rights to be awarded to key employees. These awards act as incentives for such key employees to improve the overall financial performance of the corporation. These awards should be reasonable, given corporate circumstances, and developed at the discretion of the board of directors' compensation committee or other special committee charged with evaluating such plans. We also support appropriate severance benefits for directors and employees and recognize that they are necessary to attract and retain experienced and qualified individuals. We will typically vote FOR such proposals.

      (ii) Proposals for establishing or amending Executive Incentive Bonus Plans - We believe that executive incentive bonus plans are an integral part of management compensation structures. We believe proposals for establishing and amending executive incentive bonus plans are worthwhile. We will typically vote FOR such proposals.

      (iii) Proposals to limit the discretion of management to determine the compensation of directors and officers - We believe that proposals that limit the discretion of management to determine compensation of directors and officers of a company are inappropriate. We believe management is best situated to determine what the market requires in order to attract able and qualified persons to act as directors and officers. We will typically vote AGAINST such proposals.

5 - Non-Routine General Corporate Matters

      (i) Proposals relating to asset sales, mergers, acquisitions, reorganizations & restructurings - These proposals are typically brought by management for underlying business reasons. We believe that management best understands the corporation's business and is best situated to take appropriate courses of action. Thus, we will typically vote FOR such proposals.

      (ii) Proposals for extinguishing shareholder preemptive rights - Preemptive rights permit shareholders to share proportionately in any new issues of stock of the same class. For companies having large, actively-traded equity capitalizations, individual shareholder's proportionate ownership may easily be obtained by market purchases. We believe that greater financing flexibility and reduced expenses afforded by not having preemptive rights are more beneficial to shareholders than the ability to maintain proportionate ownership through preemptive rights. We will typically vote FOR proposals to extinguish such rights and AGAINST proposals to create such rights.

      (iii) Proposals requiring consideration of comparative fee information by independent auditors - The cost of an audit is determined mainly by the specific characteristics of each corporation, which may not be comparable even for companies within the same industry. Thus, the comparison of one auditor's fees with those of another auditor for a different corporation is not meaningful. We further believe that the cost of the audit should not be the overriding factor in the selection of auditors. As such, we will typically vote AGAINST such proposals.

      (iv) Proposals mandating diversity in hiring practices or board composition - We believe that management is best able to make hiring and firing decisions and should make those decisions, consistent with the requirements of applicable law, based on the best available talent for the position in question. We believe that federal and state anti-discrimination laws should control to prevent discriminatory practices and that the vast majority of corporations make concerted efforts to comply with federal and state laws that prohibit employment discrimination. We will typically vote AGAINST such proposals.

      (v) Proposals prohibiting dealings with certain countries - the decision to prohibit business dealings with any country is a policy issue that we believe is best reserved to the U.S. government. If the U.S. government has not prohibited trade or business dealing with companies in a particular foreign country, then we believe it is up to management to determine whether it would be appropriate for a company to do business in that country. We will typically vote AGAINST such proposals.

      (vi) Proposals to limit the number of other public corporation boards on which the CEO serves - We believe that service on multiple boards may enhance the CEO's performance by broadening his or her experience and facilitating the development of a strong peer network. We feel that management and the board are best suited to determine the impact of multiple board memberships on the performance of the CEO. We will typically vote AGAINST such proposals.

      (vii) Proposals to limit consulting fees to an amount less than audit fees
            - We believe that access to the consulting services of professionals is a valuable resource of increasing importance in the modern world that should be at the disposal of management. We believe that restricting management's access to such resources is not in the interests of the corporation's shareholders. We will typically vote AGAINST such proposals.

      (viii) Proposals to require the expensing of stock options - Current accounting standards permit, but do not require, the expensing of stock options. We believe that the expensing of stock options is beneficial in reviewing the financial condition of an issuer. We will typically vote FOR such proposals.

      (ix) Proposals restricting business conduct for social and political reasons - We do not believe that social and political restrictions should be placed on a company's business operations, unless determined to be appropriate by management. While, from an investment perspective, we may consider how a company's social and political practices may affect present and prospective valuations and returns, we believe that proposals that prohibit companies from lines of business for social or political reasons are often motivated by narrow interest groups and are not in the best interest of the broad base of shareholders of a company. We believe that management is in the best position to determine these fundamental business questions. We will typically vote AGAINST such proposals.

      (x) Proposals requiring companies' divestiture from various businesses - Proposals to require companies to divest from certain businesses, like tobacco, or from businesses that do not follow certain labor practices, are often motivated by narrow special interests groups. We believe that management is best suited to determine a company's business strategy and to consider the interests of all shareholders with respect to such matters. We will typically vote AGAINST such proposals.

6 - Other Shareholder proposals - Other shareholder proposals may arise from time to time that have not been previously considered by management. These proposals often have a narrow parochial focus. We will typically with management with regard to such proposals.

APPENDIX C- CONFLICTS PROCEDURES

From time to time, U.S. Trust may encounter potential conflicts of interest when voting a proxy for an issuer with whom U.S. Trust or a member of senior management may have a relationship that might affect the manner in which U.S. Trust votes the issuer's proxy. The Proxy Committee has developed the following conflicts procedures governing these situations. In such situations, as described below, the conflict may be addressed by (i) relinquishing to the account principal the voting of the proxy, (ii) voting the proxies in accordance with the firm's pre-existing voting policies as set forth in Appendices A and B, or (iii) voting the proxies in accordance with the recommendations of an independent third party, such as ISS. With respect to (iii) above, the Proxy Committee will periodically obtain representations and assurances from ISS (or any other agent selected by the Committee for purposes of this Conflicts Procedure) that the agent is not itself conflicted from making such a recommendation. If the Proxy Committee determines that ISS (or such other agent) also has a conflict, it shall secure the services of another independent 3rd party proxy evaluation firm and vote the shares in accordance with the recommendations of that firm.

Conflicts Related to Voting of Shares of Affiliated Funds

U.S. Trust may have voting authority for shares held by its clients in mutual funds managed by U.S. Trust or its affiliates. In these circumstances, U.S Trust may have a conflict of interest in voting these shares on behalf of its clients, particularly in matters relating to advisory or other fees or mergers and acquisitions. In all cases, it is U.S. Trust's policy to instruct ISS to vote these shares in accordance with its own recommendations or the recommendations of another independent 3rd party proxy evaluation firm.

Conflicts Associated with Voting of Shares Issued by Affiliated Companies

U.S. Trust is affiliated with Charles Schwab & Co. ("Schwab"), which is a publicly registered company. U.S. Trust may have voting authority for shares held by its clients in Schwab. U.S Trust may have a conflict of interest in voting these shares on behalf of its clients as a result of this affiliation. In all cases, it is U.S. Trust's policy to relinquish to the account principal the voting proxy for Schwab securities. If there is no such account principal, then it's U.S. Trust's policy to abstain from voting on these matters.

General Conflicts

Other conflicts may arise for a number of reasons, including relationships that may exist between an issuer and U.S. Trust and/or members of its senior management. The Proxy Committee will delegate to one of its members the duty periodically to inform portfolio managers, senior business managers and other members of senior management that it is their collective responsibility to bring to the Committee's attention matters that may create a conflict of interest for the Firm when voting proxies for issuers. In addressing General Conflicts, the following definitions and policies apply:

US Trust Senior Office: a Director or a member of the management committee of a US Trust Entity or of The Charles Schwab Corporation.

US Trust Entity: U.S. Trust Corporation, U.S. Trust Company N.A., United States Trust Company of New York, and U.S. Trust Company of Delaware.

An Institutional Client of a US Trust Entity: An institutional account of a publicly-traded company for which a US Trust Entity provides investment management services or serves as custodian or trustee of employee benefit plans.

General Conflict - A general conflict of interest exists where UST has discretion to vote a proxy for an issuer and:

1.    A US Trust Senior Officer serves as an officer or director of that issuer.

2. A member of the Proxy Committee serves as an officer or director of that issuer.

3.    The issuer is an Institutional Client of a US Trust Entity.

4. The Proxy Committee is advised or becomes aware that a US Trust Entity has a significant business relationship (ie., managed accounts, private banking services) with the issuer or with an individual who may be a director or senior officer of the issuer.

When a General Conflict is identified, it will be resolved by instructing ISS to vote the proxy for such issuer in accordance with its own recommendations, or with the recommendations of another independent 3rd party proxy evaluation firm.

APPENDIX D- POLICIES WITH RESPECT TO ACCOUNTS FOR WHICH THE SPECIAL FIDUCIARY SERVICES DIVISION OF U.S. TRUST COMPANY N.A. SERVES AS ERISA PLAN FIDUCIARY

SFS acts as an ERISA plan fiduciary for certain accounts managed by U.S. Trust Company N.A. In its capacity as a plan fiduciary, SFS often is delegated authority to vote, or instruct the plan's trustee on how to vote proxies on behalf of the plan. In discharging its duties, SFS is subject to fiduciary responsibilities and procedural requirements imposed by ERISA. SFS has established its own proxy procedures for determining how to vote proxies for accounts for which SFS serves as an ERISA fiduciary. U.S. Trust has determined that it is appropriate that SFS exercise its own discretion in voting proxies for these accounts. In implementing this policy, the Proxy Committee has adopted the following procedures:

   1. Each quarter, the Chairman of the SFS will provide the Proxy Committee with a list of all clients for which SFS has proxy-voting discretion and will advise the Proxy Committee as to the determination reached by SFS on each proxy voting matter.

            - SFS will make an independent determination as to how to vote with respect to those accounts for which SFS exercises discretion given its fiduciary responsibilities and the interests of its clients. SFS may split its vote with respect to a particular issue in instances where SFS receives directions from participants, an investment manager or other named fiduciary. The minutes of the meeting of the Special Fiduciary Committee shall reflect the recommendation of the SFS financial analyst or relationship manager and the rationale for the decision reached.

   2. SFS shall report its vote to the Proxy Committee and share information and the rationale for its decision with the Proxy Committee. The proxy Committee will implement the voting instructions on behalf of SFS accounts for which U.S. Trust has custody. If SFS determines to vote in a manner which is inconsistent with these guidelines, or if a split vote results, then the reasons for such decisions shall be documented and recorded in the minutes of the meetings of the Special Fiduciary Committee.

APPENDIX E - PROXY VOTING PROCEDURES

U.S. Trust's proxy voting policies and procedures are developed, implemented and monitored by the Proxy Committee. The Proxy Committee meets at least quarterly, and more often when appropriate. The Chairman of the Committee is responsible for convening meetings of the Committee. The attendance in person or telephonically of at least three members of the Committee is necessary to establish a quorum. A vote of a majority of the members present is necessary for the Committee to take any action. Advance notice is not required in order to call a meeting of the Committee. Special meetings of the Committee will be held as necessary in accordance with these procedures.

At each quarterly meeting, the Proxy Committee will review all votes cast during the previous quarter. The Committee will also review any conflict situations during the previous quarter and will monitor adherence to the voting guidelines, industry trends and regulatory developments. At least annually, the Proxy Committee shall review the voting guidelines set forth in APPENDICES A and B and the conflicts procedures set forth in APPENDIX C. The remaining agenda for the Committee will be established by the Chairman.

The Proxy Committee will periodically remind U.S. Trust's analysts and investment professionals that it is their responsibility to advise the Proxy Committee of significant proxy issues which may impact the value of investment held in the firm's accounts. Analysts and investment professionals may suggest voting recommendations to the Proxy Committee based upon their in-depth knowledge of the issuer and the issues involved.

Accounts where U.S. Trust has voting authority and custody of assets

U.S. Trust has engaged ISS (proxy voting vendor) to assist it with proxy voting. Where U.S. Trust has voting authority and custody of assets, ISS will vote on routine matters on behalf of U.S. Trust in accordance with the guidelines stipulated in APPENDIX A. For all other proxy voting matters, U.S. Trust will vote in accordance with the guidelines stipulated in APPENDIX B utilizing ISS's internet based voting application.

Accounts where U.S. Trust has voting authority but does not have custody of assets

Same procedure as "Accounts where U.S. Trust has voting authority and custody of assets".

Excelsior Mutual Funds

The Excelsior Funds proxies re voted in accordance with the guidelines stipulated in APPENDIX A and APPENDIX B and pursuant to the procedures described above. The Excelsior Funds have contracted ISS to assist them in making its proxy voting record available on the Fund's website in accordance with regulatory requirements.

Fiduciary Accounts

U.S. Trust will vote proxies in accordance with its stated policies and procedures where it acts as sole fiduciary. U.S. Trust will vote proxies in accordance with its stated policies and procedures where it acts as co-fiduciary unless trust circumstances warrant otherwise.

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

      (a)(1) Agreement and Declaration of Trust dated September 29, 1988 -- previously filed as exhibit (1)(a) to post-effective amendment no. 31 filed on April 25, 1996.

      (a)(2) Establishment and Designation of Additional Series of Shares of Beneficial Interest - Redesignation of the Series of Shares known as the "Convertible Securities Trust" to the "U.S. Government Bond Trust" dated May 1, 1989 -- previously filed as exhibit (1)(b) to post-effective amendment no. 31 filed on April 25, 1996.

      (a)(3) Establishment and Designation of Additional Series of Shares of Beneficial Interest - Conservative, Moderate and Aggressive Asset Allocation Trusts dated May 1, 1989 -- previously filed as exhibit (1)(c) to post-effective amendment no. 31 filed on April 25, 1996.

      (a)(4) Establishment and Designation of Additional Series of Shares of Beneficial Interest - Growth & Income Trust dated February 1, 1991 -- previously filed as exhibit (1)(d) to post-effective amendment no. 31 filed on April 25, 1996.

      (a)(5) Establishment and Designation of Additional Series of Shares of Beneficial Interest - Redesignation of the Series of Shares known as the "Bond Trust" to the "Investment Quality Bond Trust" dated April 16, 1991 -- previously filed as exhibit
                  (1)(e) to post-effective amendment no. 31 filed on April 25, 1996.

      (a)(6) Establishment and Designation of Additional Series of Shares of Beneficial Interest - Redesignation of the Series of Shares known as the "U.S. Government Bond Trust" to the "U.S. Government Securities Trust" dated June 14, 1991 -- previously filed as exhibit (1)(f) to post-effective amendment no. 31 filed on April 25, 1996.

      (a)(7) Establishment and Designation of Additional Series of Shares of Beneficial Interest - Pasadena Growth Trust, Growth Trust and Strategic Income Trust dated August 7, 1992 -- previously filed as exhibit (1)(g) to post-effective amendment no. 31 filed on April 25, 1996.

      (a)(8) Establishment and Designation of Additional Series of Shares of Beneficial Interest - Redesignation of the Series of Shares known as the "Strategic Income Trust" to the "Strategic Bond Trust" and the Series of Shares known as the "Growth Trust" to the "Value Equity Trust" dated April 4,1993 -- previously filed as exhibit (1)(h) to post-effective amendment no. 31 filed on April 25, 1996.

      (a)(9) Establishment and Designation of Additional Series of Shares of Beneficial Interest - International Growth and Income Trust dated December 28, 1994 -- previously filed as exhibit (1)(i) to post-effective amendment no. 31 filed on April 25, 1996.

      (a)(10) Establishment and Designation of Additional Series of Shares of Beneficial Interest - Small/Mid Cap Trust, dated February 1, 1996 -- previously filed as exhibit (1)(j) to post-effective amendment no. 34 filed on October 4, 1996.

(a)(11) Establishment and Designation of Additional Series of Shares of Beneficial Interest - International Small Cap Trust dated February 1, 1996 -- previously filed as exhibit (1)(k) to post-effective amendment no. 34 filed on October 4, 1996.

(a)(12) Establishment and Designation of Additional Series of Shares of Beneficial Interest - Growth Trust dated July 9, 1996 -- previously filed as exhibit (1)(l) to post-effective amendment no. 34 filed on October 4, 1996.

(a)(13) Establishment and Designation of Additional Series of Shares of Beneficial Interest - Value Trust, High Yield Trust, International Stock Trust, Science & Technology Trust, Balanced Trust, Worldwide Growth Trust, Emerging Growth Trust, Pilgrim Baxter Growth Trust, Pacific Rim Emerging Markets Trust, Real Estate Securities Trust, Capital Growth Bond Trust, Equity Index Trust, Common Stock Trust, Lifestyle Conservative 280 Trust, Lifestyle Moderate 460 Trust, Lifestyle Balanced 640 Trust, Lifestyle Growth 820 Trust, Lifestyle Aggressive 1000 Trust -- and Redesignation of the Series of Shares known as the "Pasadena Growth Trust" to the "Blue Chip Growth Trust" and the Series of Shares known as the "Value Equity Trust" to the "Equity-Income Trust" -- previously filed as exhibit (1)(m) to post-effective amendment no. 35 filed on December 19, 1996.

(a)(14) Establishment and Designation of Additional Series of Shares of Beneficial Interest - Small Company Value Trust dated September 30, 1997 -- previously filed as exhibit (1)(m) to post-effective amendment no. 39 filed on March 2, 1998.

(a)(15) Amendment to the Agreement and Declaration of Trust (name change) -- previously filed as exhibit (1)(n) to post-effective amendment no. 39 filed on March 2, 1998.

(a)(16) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for the Small Company Blend, U.S. Large Cap Value, Total Return, International Value and Mid Cap Stock -- previously filed as exhibit (a)(15) to post effective amendment no. 41 filed on March 1, 1999.

(a)(17) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for the Dynamic Growth, Internet Technologies, Tactical Allocation, 500 Index, Mid Cap Index, Small Cap Index, Total Stock Market Index and International Index Trusts -- previously filed as exhibit (a)(17) to post effective amendment no. 42 filed on March 1, 2000.

(a)(18) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for the Capital Appreciation Trust - previously filed as exhibit (a)(18) to post effective amendment no. 43 filed on August 17, 2000.

(a)(19) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for the new portfolios to be added April 30, 2001 - previously filed as exhibit (a) (19) to post effective amendment no. 45 filed on February 9, 2001.

(a)(20) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for the new portfolios to be added July 16, 2001 - previously filed as exhibit (a) (20) to post effective amendment no. 47 filed on May 1, 2001.

(a)(21) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for American Growth Trust, American International Trust, American Growth-Income Trust and American Blue Chip Income and Growth Trust - Previously filed as exhibit (a)(21) to post effective amendment no. 58 filed on May 9, 2003.

(a)(22)     Form of Establishment and Designation of Additional Class of Shares
            - Previously filed as exhibit (a)(22) to post effective amendment no. 56 filed on February 14, 2003.

(a)(23) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for each new portfolio of the Trust to be added May 1, 2003 - Previously filed as exhibit (a)(23) to post effective amendment no. 57 filed on April 22, 2003.

(a)(24) Form of Redesignation of Name for Certain Portfolios - Previously filed as exhibit (a)(24) to post effective amendment no. 57 filed on April 22, 2003.

(a)(25) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest (Great Companies - America) - Previously filed as exhibit (a)(25) to post effective amendment no. 59 filed on May 13, 2003.

(a)(26) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest (additional Lifestyle Trusts and additional new portfolios for May 1, 2004) - Previously filed as exhibit
            (a)(26) to post effective amendment no. 60 filed on February 13, 2004.

(a)(27) Form of Redesignation of Name for Lifestyle Trusts - Previously filed as exhibit (a)(27) to post effective amendment no. 60 filed on February 13, 2004.

(a)(28)     Form of Establishment and Designation of Additional Series of Shares
            - Previously filed as exhibit (a)(28) to post effective amendment no. 62 filed on November 4, 2004.

(a)(29)     Form of Establishment and Designation of Additional Class of Shares
            - NAV shares - Previously filed as exhibit (a)(29) to post effective amendment no. 62 filed on November 4, 2004.

(a)(29)     Form of Establishment and Designation of Additional Class of Shares
            - Series IIIA shares - Previously filed as exhibit (a)(29) to post effective amendment no. 62 filed on November 4, 2004.

(a)(30)     Form of Redesignation of Name of Trust - Previously filed as exhibit
            (a)(30) to post effective amendment no. 62 filed on November 4, 2004.

(a)(31) Form of Establishment and Designation of Additional Series of Shares -- Previously filed as exhibit (a)(31) to post effective amendment no. 63 filed on February 11, 2005.

(a)(32)     Form of Establishment and Designation of Additional Series of Shares
            - Previously filed as exhibit (a)(32) to post effective amendment no. 66 filed on May 5, 2005.

(a)(33)     Form of Establishment and Designation of Additional Series of Shares
            - FILED HEREWITH

(b) By-laws of the Trust -- previously filed as exhibit (2) to post-effective amendment no. 38 filed September 17, 1997.

(c)         Form of Specimen Share Certificate -- previously filed as exhibit
            (2) to post-effective amendment no. 38 filed September 17, 1997.

(d)(1) Amended and Restated Advisory Agreement between the Trust and the Adviser - previously filed as exhibit (d)(1) to post-effective amendment no. 41 filed March 1, 1999.

(d)(1)(a) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser - previously filed as exhibit (a)(17) to post effective amendment no. 42 filed on March 1, 2000.

(d)(1)(b) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding the Capital Appreciation Trust - previously filed as exhibit (d)(1)(b) to post effective amendment no. 43 filed on August 17, 2000.

(d)(1)(C) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding the new portfolios to be added April 30, 2001 - previously filed as exhibit (d) (1) (C) to post effective amendment no. 45 filed on February 9, 2001.

(d)(1)(C) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding the new portfolios to be added July 16, 2001 - -- previously filed as exhibit (d)(1) (C) to post effective amendment no. 47 filed on May 1, 2001.

(d)(1)(C) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding the new portfolios to be added July 16, 2001 - -- previously filed as exhibit (d)(1) (C) to post effective amendment no. 47 filed on May 1, 2001.

(d)(1)(D) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding the portfolios to be added May 1, 2003 - -- Previously filed as exhibit (d)(1)(D) to post effective amendment no. 57 filed on April 22, 2003.

(d)(1)(E) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding Lifestyle Trusts and other portfolios to be added May 1, 2004. - Previously filed as exhibit
            (d)(1)(E) to post effective amendment no. 60 filed on February 13, 2004.

(d)(1)(F) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding new portfolios - FILED HEREWITH.

(d)(2) Subadvisory Agreement Between the Adviser and Wellington Management Company LLP - previously filed as exhibit (d)(2) to post effective amendment no. 41 filed March 1, 1999.

(d)(3) Subadvisory Agreement Between the Adviser and Salomon Brothers Asset Management Inc -- previously filed as exhibit (5)(b)(iii) to post-effective amendment no. 39 filed on March 2, 1998.

(d)(4) Subadvisory Consulting Agreement Between Salomon Brothers Asset Management Inc and Salomon Brothers Asset Management Limited -- previously filed as exhibit (5)(b)(iv) to post-effective amendment no. 39 filed on March 2, 1998.

(d)(5) Subadvisory Agreement between the Adviser and Founders Asset Management LLC - previously filed as exhibit (5)(b)(vi) to post effective amendment no. 40 filed April 30, 1998.

(d)(6) Subadvisory Agreement between the Adviser and T. Rowe Price Associates, Inc. - previously filed as exhibit (d)(8) to post-effective amendment no. 41 filed March 1, 1999.

(d)(7) Form of Subadvisory Agreement between the Adviser and Rowe Price-Fleming International, Inc. adding the International Stock Trust -- previously filed as exhibit (5)(b)(xiv) to post-effective amendment no. 34 filed on October 4, 1996.

(d)(8) Subadvisory Agreement between the Adviser and Morgan Stanley Asset Management, Inc. dated October 1, 1996 providing for the Global Equity Trust -- previously filed as exhibit (5)(b)(xv) to post-effective amendment no. 35 filed on December 18, 1996.

(d)(9) Subadvisory Agreement between the Adviser and Miller Anderson & Sherrerd, LLP dated October 1, 1996 adding the Value and High Yield Trusts -- previously filed as exhibit (5)(b)(xvi) to post-effective amendment no. 35 filed on December 18, 1996.

(d)(10) Form of Subadvisory Agreement between the Adviser and Manufacturers Adviser Corporation dated October 1, 1996 providing for the Money Market Trust -- previously filed as exhibit (5)(b)(xviii) to post-effective amendment no. 34 filed on October 4, 1996.

(d)(11) Form of Amendment to Subadvisory Agreement between the Adviser and Manufacturers Adviser Corporation dated December 31, 1996 adding the Pacific Rim Emerging Markets, Common Stock, Real Estate Securities, Equity Index, Capital Growth Bond, Lifestyle Conservative 280, Lifestyle Moderate 460, Lifestyle Balanced 640, Lifestyle Growth 820 and Lifestyle Aggressive 1000 Trusts -- previously filed as exhibit
            (5)(b)(xx) to post-effective amendment no. 35 filed on December 18, 1996.

(d)(11)(a) Form of Amendment to Subadvisory Agreement between the Adviser and Manufacturers Adviser Corporation regarding the Lifestyle Trusts - -- previously filed as exhibit (d)(11)(a) to post effective amendment no. 42 filed on March 1, 2000.

(d)(11)(b) Form of Subadvisory Consulting Agreement between Manufacturers Adviser Corporation and State Street Global Advisors regarding the Lifestyle Trusts -- previously filed as exhibit (a)(17) to post effective amendment no. 42 filed on March 1, 2000.

(d)(12) Subadvisory Agreement between the Adviser and Fidelity Management Trust Company -- previously filed as exhibit (d)(14) to post-effective amendment no. 41 filed on March 1, 1999.

(d)(13) Form of Subadvisory Agreement between the Adviser and AXA Rosenberg Investment Management LLC - previously filed as exhibit (d)(15) to post-effective amendment no. 41 filed on March 1, 1999.

(d)(14) Subadvisory Agreement between the Adviser and A I M Capital Management, Inc. - previously filed as exhibit (d)(16) to post-effective amendment no. 41 filed on March 1, 1999.

(d)(15) Subadvisory Agreement between the Adviser and Capital Guardian Trust Company -- previously filed as exhibit (d)(17) to post-effective amendment no. 41 filed on March 1, 1999.

(d)(16) Form of Subadvisory Agreement between the Adviser and Franklin Advisers, Inc. -- previously filed as exhibit (d)(18) to post-effective amendment no. 41 filed on March 1, 1999.

(d)(17) Form of Subadvisory Agreement between the Adviser and Pacific Investment Management Company - previously filed as exhibit (d)(19) to post-effective amendment no. 41 filed on March 1, 1999.

(d)(18) Form of Subadvisory Agreement between the Adviser and State Street Global Advisors - previously filed as exhibit (d)(20) to post-effective amendment no. 41 filed on March 1, 1999.

(d)(19) Form of Subadvisory Agreement between the Adviser and Templeton Investment Counsel, Inc. - previously filed as exhibit (d)(21) to post-effective amendment no. 41 filed on March 1, 1999.

(d)(20) Form of Subadvisory Agreement between the Adviser and Jennison Associates LLC - previously filed as exhibit (d)(20) to post-effective amendment no. 43 filed on August 17, 2000

(d)(21) Form of Subadvisory Agreement between the Adviser and (a) Cohen and Steers, (b) Dreyfus, (c) MFS, (d) Davis Select, (e) INVESCO, (f) Lord Abbett, (g) Putnam, (h) FMR and (i) SSgA Funds Management (2 agreements) - previously filed as exhibit (d)(2) to post-effective amendment no. 46 filed on April 12, 2001.

(d)(22) Form of Subadvisory Agreement between the Adviser and (a) Allegiance Capital, (b) Kayne Anderson, (c) Lazard Asset Management, (d) Navellier Management, (e) Rorer

            Asset Management, (f) Roxbury Capital Management - -- previously filed as exhibit (d)(22) to post effective amendment no. 47 filed on May 1, 2001.

(d)(23) Form of Subadvisory Agreement Amendment between Manufacturers Securities Services, LLC and (a) AIM, (b) Capital Guardian, (c) Founders, (d) Franklin Advisors, (e) Janus, (f) MAC, (g) Miller Anderson, (h) Munder, (i) SBAM, (k) SsgA Funds Management, (l) T. Rowe Price. - previously filed as exhibit (d)(23) to post-effective amendment no. 48 filed on March 1, 2002.

(d)(24) Form of Subadvisory Agreement - Great Companies, LLC - Previously filed as exhibit (d)(24) to post effective amendment no. 60 filed on February 13, 2004.

(d)(25) Form of Subadvisory Agreement - Fund Asset Management, L.P. - Previously filed as exhibit (d)(25) to post effective amendment no. 60 filed on February 13, 2004.

(d)(26) Form of Amendment 1 to Subadvisory Agreement - MFC Global Asset Management (U.S.A.) - Previously filed as exhibit (d)(26) to post effective amendment no. 60 filed on February 13, 2004.

(d)(27) Form of Amendment No. 1 to Subadvisory Consulting Agreement - Deutsche Asset Management - Previously filed as exhibit (d)(27) to post effective amendment no. 60 filed on February 13, 2004.

(d)(28) Form of Subadvisory Agreement between the Adviser and (a) American Century, (b) Legg Mason, (c) Pzena, (d) Sustainable Growth Advisors.
            - Previously filed as exhibit (a)(28) to post effective amendment no. 60 filed on February 13, 2004.

(d)(29) Form of Subadvisory Agreement between the Adviser and (a) SSgA Funds Management, Inc., (b) Declaration Management & Research LLC and (c) Independence Investment LLC - Previously Filed as exhibit (d)(29) to Post-effective amendment no. 62 Filed on November 4, 2004.

(d)(31) Form of Subadvisory Agreement between the Adviser and (a) Marsico Capital Management, LLC and (b) Wells Fargo Fund Management, LLC . - Previously filed as exhibit (d)(31) to post effective amendment no. 63 filed on February 11, 2005.

(d)(32) Form of Subadvisory Agreement between the Adviser and United States Trust Company - FILED HEREWITH.

(d)(33) Form of Subadvisory Agreement between the Adviser and Grantham, Mayo, Van Otterloo & Co. LLC - FILED HEREWITH.

(e) Form of Distribution Agreement between Trust and the distributor - Previously filed as exhibit (e) to post effective amendment no. 60 filed on February 13, 2004.

(e)(1)      Form of Amendment to Distribution Agreement dated September 28, 2004
            - Previously filed as exhibit (e)(1) to post effective amendment no. 62 filed on November 4, 2004.

(f)         Not Applicable

(g) Custodian Agreement Between the Trust. and State Street Bank and Trust Company dated March 24, 1988 -- Previously filed as exhibit
            (g) to post effective amendment no. 63 filed on February 11, 2005.

(h) Participation Agreement between the Trust and American Fund Insurance Series dated May 1, 2003 - previously filed as exhibit (h) to post-effective amendment no. 58 filed May 9, 2003.

(h)(2) Transfer Agency Agreement (Series III) between Boston Financial Data Services and the Trust - Previously filed as exhibit (h)(2) to post effective amendment no. 60 filed on February 13, 2004.

(h)(3) ClearSky Agreement (Series III) between Automated Business Development Corp and the Trust - Previously filed as exhibit (h)(3) to post effective amendment no. 60 filed on February 13, 2004.

(h)(4) Participation Agreement dated July 1, 2003 among the Trust, John Hanock Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York - Previously filed as exhibit (h)(4) to post effective amendment no. 60 filed on February 13, 2004.

(i)(1) Opinion and Consent of Ropes & Gray dated October 27, 1988. -- previously filed as exhibit (2) to post-effective amendment no. 38 filed September 17, 1997.

(i)(2) Opinion and Consent of Tina M. Perrino, Esq. dated April 12, 1991. -- previously filed as exhibit (2) to post-effective amendment no. 38 filed September 17, 1997.

(i)(3) Opinion and Consent of Tina M. Perrino, Esq. dated October 22, 1992. -- previously filed as exhibit (2) to post-effective amendment no. 38 filed September 17, 1997.

(i)(4) Opinion and Consent of Betsy A. Seel, Esq. dated October 19, 1994. -- previously filed as exhibit (2) to post-effective amendment no. 38 filed September 17, 1997.

(i)(5) Opinion and Consent of Betsy A. Seel, Esq. -- previously filed as exhibit (10)(a)(v) to post effective amendment no. 30 filed December 14, 1995.

(i)(6) Opinion and Consent of Betsy A. Seel, Esq. -- previously filed as exhibit (10)(a)(vi) to post effective amendment no. 33 filed July 10, 1996.

(i)(7) Opinion and Consent of Betsy Anne Seel, Esq. -- previously filed as exhibit (10)(a)(vii) to post-effective amendment no. 35 filed on December 18, 1996.

(i)(8) Opinion and Consent of Betsy Anne Seel, Esq. -- previously filed as exhibit (i)(8) to post-effective amendment no. 41 filed on March 1, 1999.

(i)(9) Opinion and Consent of Betsy Anne Seel, Esq. - previously filed as exhibit (i)(9) to post effective amendment no. 42 filed on March 1, 2000.

(i)(10) Opinion and Consent of Betsy Anne Seel, Esq. - previously filed as exhibit (i)(10) to post-effective amendment no. 44 filed on October 27, 2000.

(i)(11) Opinion and Consent of Betsy Anne Seel, Esq. regarding new portfolios to be added April 30, 2001 - previously filed as exhibit
            (i)(11) to post-effective amendment no. 46 filed on April 12, 2001.

(i)(12) Opinion and Consent of Betsy Anne Seel, Esq. regarding new portfolios to be added April 30, 2001 - previously filed as exhibit
            (i)(12) to post-effective amendment no. 47 filed on May 1, 2001.

(i)(13)(i) Opinion and Consent of Betsy Anne Seel, Esq. regarding the new portfolios to be added May 1, 2003 - Previously filed as exhibit
            (i)(13) to post effective amendment no. 55 filed on February 14, 2003.

(i)(13)(ii) Opinion and Consent of Betsy Anne Seel, Esq. regarding the new portfolios to be added May 1, 2003 - Previously filed as exhibit
            (i)(13) to post effective amendment no. 57 filed on April 22, 2003.

(i)(14) Opinion and Consent of Betsy Anne Seel, Esq. Regarding the new class of shares to be added to American Growth Trust, American International Trust, American Growth-Income Trust and American Blue Chip Income and Growth Trust - previously filed as exhibit (i) to post-effective amendment no. 58 filed May 9, 2003.

(i)(15) Opinion and Consent of Betsy Anne Seel, Esq. regarding the new portfolio (Great Companies of America - previously filed as exhibit
            (i)(15) to post-effective amendment no. 58 filed May 9, 2003.

(i)(15) Opinion and Consent of Betsy Anne Seel, Esq. regarding the new Lifestyle and other portfolios - previously filed as exhibit (i)(15) to post-effective amendment no 61 filed April 28, 2004.

(i)(16) Opinion and Consent of Betsy Anne Seel, Esq. regarding the new portfolios and classes of shares - Previously filed as exhibit
            (i)(16) to post effective amendment no. 62 filed on November 4, 2004.

(i)(17) Opinion and Consent of Betsy Anne Seel, Esq. regarding the new portfolios - Previously filed as exhibit (i)(17) to post effective amendment no. 64 filed on April 21, 2005.

(i)(18) Opinion and Consent of Betsy Anne Seel, Esq. regarding the new portfolio (American Bond Trust) - Previously filed as exhibit
            (i)(18) to post effective amendment no. 66 filed on May 5, 2005.

(i)(18) Opinion and Consent of Betsy Anne Seel, Esq. regarding the new portfolios - FILED HEREWITH

(j)         Consent of PricewaterhouseCoopers LLP - NOT APPLICABLE

(k)         Not Applicable

(l)         Not Applicable

(m) Amended and Restated Class A and Class B Rule 12b-1 Plans (now referred to as Series I and Series II 12b-1 Plans) - previously filed as Exhibit (m) to post-effective amendment no. 49 filed on July 19, 2002.

(m)(1) Rule 12b-1 Plan for Series III - Previously filed as exhibit (m)(1) to post effective amendment no. 57 filed on April 22, 2003.

(m)(2) Amended and Restated Rule 12b-1 Plans for Series I, Series II and Series III; Rule 12b-1 Plan for Series IIIA (Lifestyle Trust only) - Previously filed as exhibit (m)(2) to post effective amendment no. 62 filed on November 4, 2004

(n) Rule 18f-3 Plan - previously filed as exhibit (n) to post-effective amendment no. 48 filed on March 1, 2002.

(n)(1)      Amended and Restated Rule 18f-3 Plan - Previously filed as exhibit
            (n)(1) to post effective amendment no. 57 filed on April 22, 2003.

(n)(2)      Amended and Restate Rule 18f-3 Plan - Previously filed as exhibit
            (n)(2) to post effective amendment no. 62 filed on November 4, 2004.

(o)         Not Applicable

(p)(1) Code of Ethics of the Trust, John Hancock Investment Management Services, LLC, AXA Rosenberg Investment Management LLC, Capital Guardian Trust Company, Franklin Advisers, Inc., Manufacturers Adviser Corporation, Miller Anderson & Sherrerd, LLP, Morgan Stanley Asset Management Inc., Pacific Investment Management Company, Rowe Price-Fleming International, Inc., Salomon Brothers Asset Management Inc, State Street Global Advisors, T. Rowe Price Associates, Inc., Templeton Investment

            Counsel, Inc., Wellington Management Company, LLP - previously filed as exhibit (a)(17) to post effective amendment no. 42 filed on March 1, 2000.

(p)(2) Code of Ethics of Jennison Associates, LLC - previously filed as exhibit (p)(2) to post-effective amendment no. 43 filed on August 17, 2000.

(p)(3) Code of Ethics of Janus Capital Corporation - previously filed as exhibit (p)(4) to post-effective amendment no. 43 filed on August 17, 2000.

(p)(4) Code of Ethics of AIM Capital Management, Inc., Fidelity Management Trust Company, Founders Asset Management LLC - previously filed as exhibit (p)(4) to post-effective amendment no. 44 filed on October 27, 2000.

(p)(5) Code of Ethics of Massachusetts Financial Services Company, Dreyfus Corporation, Davis Select Advisers, L.P., INVESCO Funds Group, Inc., Lord Abbett & Co., Putnam Investment Management, Inc., AIM Capital Management, Inc., Cohen & Steers Capital Management, Inc. Fidelity Management Trust Company - previously filed as exhibits (p)(5) to post effective amendment no. 45 filed on February 9, 2001.

(p)(5) Code of Ethics of Allegiance Capital, Kayne Anderson, Lazard, Navellier Management, Rorer Asset Management, Roxbury Capital Management - -- previously filed as exhibit (P) (5) to post effective amendment no. 47 filed on May 1, 2001.

(p)(7)      Code of Ethics of Mercury Advisors - previously filed as exhibit
            (p)(7) to post effective amendment no. 56 filed on February 14, 2003.

(p)(8) Code of Ethics of American Fund Insurance Series - previously filed as exhibit (j) to post-effective amendment no. 58 filed May 9, 2003.

(p)(9) Code of Ethics of American Century, Legg Mason - Previously filed as exhibit (p)(9) to post effective amendment no. 60 filed on February 13, 2004.

(p)(10) Code of Ethics of Sustainable Growth Advisors - previously filed as exhibit (p)(10) to post-effective amendment no 61 filed April 28, 2004.

(p)(11) Amended Code of Ethics of the following entities: (a) the Trust, (b) the Adviser (c) Distributor (d) Morgan Stanley Investment Management Inc (Van Kampen), (e) Wellington Management Company, LLP, (f) Merrill Lynch (Fund Asset Management, L.P., (g) Munder Capital Management, (h) Fidelity Management & Research Company, (j) T. Rowe Price Associates, Inc., (l) MFS Investment Management, (m) Franklin Advisers, Inc., (n) American Century Investment Management, Inc. (o) UBS Global Asset Management, (p) Pacific Investment Management Company, (q) Lazard, (r) Lord Abbett & Co. - Previously filed as exhibit (p)(11) to post effective amendment no. 62 filed on November 4, 2004.

(p)(12) Codes of Ethics of the following entities: SSgA Funds Management, Inc., (b) Declaration Management & Research LLC and (c) Independence Investment LLC - Previously filed as exhibit (p)(12) to post effective amendment no. 62 filed on November 4, 2004

(p)(13) Codes of Ethics of the following entities: (a) Marsico Capital Management, LLC, (b) Wells Fargo Fund Management, LLC, (c) Capital Guardian, (d) Lord Abbett, (e) Jennison, and (f) Wellington - Previously filed as exhibit (p)(13) to post effective amendment no. 63 filed on February 11, 2005.

      (p)(14) Codes of Ethics of the following entities: (a) Templeton, (b) Pzena, (c) Jennison and (d) T. Rowe- Previously filed as exhibit (p)(14) to post effective amendment no. 64 filed on April 21, 2005.

      (p)(15) Codes of Ethics of the following entities: (a) Grantham, Mayo, Van Otterloo & Co. LLC and (b) United States Trust Company - FILED HEREWITH

      (q)(1) Powers of Attorney - Don B. Allen, Charles L. Bardelis, Samuel Hoar, Robert J. Myers, Trustees, dated September 27, 1996. previously filed as exhibit (18)(b) to post-effective amendment no. 38 filed September 17, 1997.

      (q)(2) Power of Attorney -- John D. DesPrez III, President -- previously filed as exhibit (18)(e) to post-effective amendment no. 34 filed on October 4, 1996.

      (q)(3) Power of Attorney -- John D. Richardson, Chairman of the Board, and F. David Rolwing, Trustee -- previously filed as exhibit (18)(e) to post-effective amendment no. 36 filed on April 30, 1997.

      (q)(4) Power of Attorney - John D. DesPrez, III, Trustee - previously filed as exhibit (a)(17) to post effective amendment no. 42 filed on March 1, 2000.

      (q)(5) Power of Attorney - James M. Oates - previously filed as exhibit (q)(5) to post effective amendment no. 63 filed on February 11, 2005.

      (q)(6) Power of Attorney - Board of Trustees of John Hancock Trust-Previously filed as exhibit (q)(6) to post effective amendment no. 64 filed on April 21, 2005.

      (q)(7)      Power of Attorney - Peter S. Burgess - FILED HEREWITH

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Two of the Trust shareholders are:

(i) John Hancock Life Insurance Company of New York ("John Hancock New York"),

(ii) John Hancock Life Insurance Company (U.S.A.) ("John Hancock USA").

John Hancock New York and John Hancock USA hold Trust shares attributable to variable contracts in their respective separate accounts. The Lifestyle Trusts are also shareholders of certain of the non-Lifestyle Trust portfolios. The companies will vote all shares of each portfolio of the Trust issued to such companies in proportion to timely instructions received from owners of the contracts participating in separate accounts registered under the Investment Company Act of 1940. The Trust will vote all shares of a portfolio issued to a Lifestyle Trust in proportion to such instructions.

                         MANULIFE FINANCIAL CORPORATION
                           CORPORATE ORGANIZATION LIST

                                                                      JURISDICTION OF
AFFILIATE                                    LEGAL ID   % OF EQUITY    INCORPORATION     DIVISION
------------------------------------------   --------   -----------   ---------------   ---------
MANULIFE FINANCIAL CORPORATION                 0002         100           CANADA        Corporate
  John Hancock Holdings (Delaware) LLC         0275         100          Delaware       Corporate
     John Hancock Financial Services, Inc.     0003         100          Delaware       Corporate
  The Manufacturers Life Insurance Company     0001         100           Canada        Corporate
     Manulife Bank of Canada                   0058         100           Canada        Canadian

Manulife Financial Services Inc.                    0199     100        Canada         Canadian
Manulife Securities International Ltd.              0079     100        Canada         Canadian
Manulife Canada Ltd.                                0157     100        Canada         Canadian
First North American Insurance Company              0111     100        Canada         Canadian
Equinox Financial Group, Inc.                       0239     100        Canada         Canadian
  EIS Insurance Services, Inc. (1.)                           50        Canada         Canadian
  2733854 Canada Ltd. (2.)                                   100        Canada         Canadian
JLOC Holding Company                                          30     Cayman Islands    Corporate
Opportunity Finance Company                                   30     Cayman Islands    Corporate
Cantay Holdings Inc.                                0051     100       Ontario         Corporate
Canaccord Capital Inc.                                     13.07   British Columbia    Corporate
Regional Power Inc.                                 0136   83.50        Canada         Corporate
             Addalam Power Corporation                        50       Philippines    Investments
Manulife Data Services Inc.                         0081     100       Barbados        Corporate
Manulife Enterprises (Alberta) Limited              0276     100       Alberta         Corporate
  Manulife Enterprises (Bermuda) Limited            0277     100       Bermuda         Corporate
Manulife Capital Inc.                               0278     100        Canada         Corporate
P.V.S. Preferred Vision Services Inc.                         20        Canada        Investments
880 Belgrave Way Holdings Ltd.                               100   British Columbia   Investments
Churchill Office Park Limited                                 45        Canada        Investments
Landex Properties Ltd.                              0238     100   British Columbia   Investments
Enterprise Capital Management Inc.                            20       Ontario        Investments
6212344 Canada Limited                              0272     100        Canada        Investments
SEAMARK Asset Management Ltd.                              35.01        Canada        Investments
1293319 Ontario Inc.                                0170     100       Ontario        Investments
3426505 Canada Inc.                                 0161     100        Canada        Investments
FNA Financial Inc.                                  0115     100        Canada        Investments
  Elliot & Page Limited                             0116     100       Ontario        Investments
NAL Resources Limited                               0117     100       Alberta        Investments
NAL Resources Management Limited                    0120     100        Canada        Investments
  1050906 Alberta Ltd.                              0127     100       Alberta        Investments
2015500 Ontario Inc.                                0154     100       Ontario        Investments
NALC Holdings Inc. (3)                              0103      50       Ontario        Investments
2015401 Ontario Inc.                                0140     100       Ontario        Investments
2024385 Ontario Inc.                                0153     100       Ontario        Investments
Cavalier Cable, Inc. (4.)                                     78       Delaware       Investments
MFC Global Investment Management (U.S.A.) Limited   0156     100        Canada        Investments
Resolute Energy Inc.                                       11.42       Alberta        Investments
Micro Optics Design Corporation                            17.69        Nevada        Investments
PK Liquidating Company II, LLC                                18       Delaware       Investments
Intrepid Energy Corp.                                         19       Alberta        Investments
Avotus Corp.                                               10.13        Canada        Investments
Manulife Holdings (Alberta) Limited                 0201     100       Alberta            U.S.
  Manulife Holdings (Delaware) LLC                  0205     100       Delaware           U.S.
    The Manufacturers Investment Corporation        0087     100       Michigan           U.S.

                                                                                          JURISDICTION OF
                            Affiliate                            LEGAL ID   % OF EQUITY    INCORPORATION     DIVISION
--------------------------------------------------------------   --------   -----------   ---------------   -----------
    Manulife Reinsurance Limited                                   0067          100          Bermuda       Reinsurance
      Manulife Reinsurance (Bermuda) Limited                       0203          100          Bermuda       Reinsurance
    John Hancock Life Insurance Company (U.S.A.) (5.)              0019          100         Michigan          U.S.
        The Manufacturers Life Insurance Company of America        0017          100         Michigan          U.S.
        Manulife Service Corporation                               0007          100         Colorado          U.S.
        John Hancock Distributors LLC (6.)                         0005          100         Delaware          U.S.
        Aegis Analytical Corporation                                           15.41         Delaware       Investments
        John Hancock Investment Management Services, LLC (7.)      0097           60         Delaware          U.S.
        John Hancock Life Insurance Company of New York (8.)       0094          100         New York          U.S.
        Ironside Venture Partners I LLC                            0196          100         Delaware       Investments
           NewRiver Investor Communications Inc.                               11.29         Delaware       Investments
        Polymerix Corporation                                                   11.4         Delaware       Investments
        Ennal, Inc.                                                0124          100         Delaware          U.S.
        Ironside Venture Partners II LLC                           0197          100         Delaware       Investments
        Manulife Property Management of Washington, D.C., Inc.                   100        Wash., D.C.     Investments
        Avon Long Term Care Leaders LLC                            0158          100         Delaware          U.S.
        ESLS Investment Limited, LLC                                              25            Ohio         Corporate
        Flex Holding, LLC                                                       27.7         Delaware        Corporate
           Flex Leasing I, LLC                                                 99.99         Delaware        Corporate
        Manulife Leasing Co., LLC                                                 80         Delaware        Corporate
        Dover Leasing Investments, LLC                                            99         Delaware        Corporate
        MCC Asset Management, Inc.                                 0186          100         Delaware          U.S.
MFC Global Fund Management (Europe) Limited                                      100          England       Investments
  MFC Global Investment Management (Europe) Limited                0064          100          England       Investments
WT (SW) Properties Ltd.                                            0082          100          England        Corporate
Manulife Europe Ruckversicherungs-Aktiengesellschaft               0138          100          Germany       Reinsurance
  Manulife Holdings (Bermuda) Limited                              0147          100          Bermuda       Reinsurance
    Manulife Management Services Ltd.                              0191          100         Barbados       Reinsurance
    Manufacturers P&C Limited                                      0036          100         Barbados       Reinsurance
                      Manufacturers Life Reinsurance Limited       0049          100         Barbados       Reinsurance
FCM Holdings Inc.                                                  0104          100        Philippines        Asia
Manulife (Singapore) Pte. Ltd.                                     0014          100         Singapore         Asia
  John Hancock Life Assurance Company, Ltd.                                      100         Singapore         Asia
The Manufacturers Life Insurance Co. (Phils.), Inc.                0164          100        Philippines        Asia
  FCM Plans, Inc.                                                  0155          100        Philippines        Asia
  Manulife Financial Plans, Inc.                                   0187          100        Philippines        Asia
Manulife (Vietnam) Limited                                         0188          100          Vietnam          Asia
Manulife International Holdings Limited                            0152          100          Bermuda          Asia
  Manulife Provident Funds Trust Company Limited                   0163          100         Hong Kong         Asia
  Manulife Asset Management (Asia) Limited                                       100         Barbados          Asia
    Manulife Asset Management (Hong Kong) Limited                  0078          100         Hong Kong         Asia
    P.T. Manulife Aset Manajemen Indonesia                         0141           85         Indonesia         Asia
        P.T. Buanadaya Sarana Informatika (9.)                                    96         Indonesia         Asia
  Manulife (International) Limited                                 0028          100          Bermuda          Asia
    Manulife-Sinochem Life Insurance Co. Ltd.                      0043           51           China           Asia
    The Manufacturers (Pacific Asia) Insurance Company Limited     0061          100         Hong Kong         Asia
                      Manulife Consultants Limited                               100         Hong Kong         Asia
                      Manulife Financial Shareholdings Limited                   100         Hong Kong         Asia
    Manulife Financial Management Limited                                        100         Hong Kong         Asia
    Manulife Financial Group Limited                                             100         Hong Kong         Asia
    Manulife Financial Investment Limited                                        100         Hong Kong         Asia

                                                                                              JURISDICTION OF
AFFILIATE                                                            LEGAL ID   % OF EQUITY    INCORPORATION     DIVISION
P.T. Asuransi Jiwa Manulife Indonesia                                  0042           71         Indonesia         Asia
             P.T. Asuransi Jiwa Arta Mandiri Prima                     0075           99         Indonesia         Asia
             P.T. Manulife Intijaya                                                   90         Indonesia         Asia
             P.T. Manulife Intisari                                                   95         Indonesia         Asia
6306471 Canada Inc.                                                    0282          100          Canada         Corporate
  CDF (Thailand) Ltd.                                                  0287           90         Thailand          Asia
    OQC (Thailand) Ltd. (10.)                                          0288           51         Thailand          Asia
      Interlife John Hancock Assurance Public Company Limited (11.)    0286           70         Thailand          Asia
Manulife Technology & Services Sdn Bhd                                 0285          100         Malaysia          Asia
Manulife Alberta Limited                                               0279          100          Alberta        Corporate
  Manulife European Holdings (Bermuda) Limited                         0270          100          Bermuda        Corporate
    Manulife European Investments (Luxembourg) S.a.r.l.                0271          100        Luxembourg       Corporate
      Manulife Hungary Holdings Limited (12.)                          0149           99         Hungary         Corporate
MLI Resources Inc.                                                     0193          100         Alberta         Corporate
  Manulife Life Insurance Company (13.)                                0180        35.02          Japan            Japan
    MFC Global Investment Management (Japan) Limited                   0208          100          Japan            Japan
  Manulife Century Investments (Bermuda) Limited                       0172          100          Bermuda        Corporate
    Manulife Century Investments (Luxembourg) S.A.                     0173          100        Luxembourg       Corporate
      Manulife Century Investments (Netherlands) B.V.                  0174          100        Netherlands      Corporate
        Manulife Premium Collection Co., Ltd. (14.)                    0178           57          Japan            Japan
        Y.K. Manulife Properties Japan                                 0142          100          Japan            Japan
        Daihyaku Manulife Holdings (Bermuda) Limited                   0175          100         Bermuda         Corporate
        Manulife Century Holdings (Netherlands) B.V.                   0195          100        Netherlands      Corporate
Manulife Holdings (Hong Kong) Limited                                  0015          100         Hong Kong         Asia
Manulife (Malaysia) SDN.BHD.                                           0074          100         Malaysia          Asia
Manulife Financial Systems (Hong Kong) Limited                         0053          100         Hong Kong         Asia

(1.) 50% of EIS Insurance Services, Inc. is owned by The Manufacturers Life Insurance Company.

(2.)  Inactive subsidiaries are noted in italics.

(3)   50% of NALC Holdings Inc. is owned by 2015500 Ontario Inc.

(4.) 22% of Cavalier Cable, Inc. is owned by John Hancock Life Insurance Company (U.S.A.).

(5.) Name change from The Manufacturers Life Insurance Company (U.S.A.) effective January 1, 2005.

(6.)  Name change from Manulife Financial Securities LLC effective January 1,
      2005.

(7.) Name change from Manufacturers Securities Services, LLC effective January 1, 2005. 40% of John Hancock Global Investment Management, LLC is owned by John Hancock Life Insurance Company of New York.

(8.) Name change from The Manufacturers Life Insurance Company of New York effective January 1, 2005.

(9.) 4% of P.T. Buanadaya Sarana Informatika is owned by P.T. Asuransi Jiwa Manulife Indonesia.

(10.) 49% of OQC (Thailand) Ltd. is owned by 6306489 Canada Inc.

(11.) 24.97% of Interlife John Hancock Assurance Public Company Limited is owned by The Manufacturers Life Insurance Company.

(12.) 1% of Manulife Hungary Holdings Limited is owned by MLI Resources Inc.

(13.) 32.49% of Manulife Life Insurance Company is owned by Manulife Century
      Investments (Netherlands) and 32.4% by Manulife Century Holdings (Netherlands) B.V.

(14.) 33% of Manulife Premium Collection Co., Ltd. is owned by Manulife Century
      Holdings (Netherlands) B.V. and 10% by Manulife Life Insurance Company.

ITEM 25. INDEMNIFICATION

      Sections 6.4 and 6.5 of the Agreement and Declaration of Trust of the Registrant provide that the Registrant shall indemnify each of its Trustees and officers against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and against all expenses, including but not limited to accountants and counsel fees, reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Trustee or officer may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, except that indemnification shall not be provided if it shall have been finally adjudicated in a decision on the merits by the court or other body before which the proceeding was brought that such Trustee or officer (i) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Registrant or (ii) is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

      See "Management of the Trust" in the Prospectus and "Investment Management Arrangements" in the Statement of Additional Information for information regarding the business of the Adviser and each of the Subadvisers. For information as to the business, profession, vocation or employment of a substantial nature of each director, officer or partner of the Adviser and each of the Subadvisers reference is made to the respective Form ADV, as amended, filed under the Investment Advisers Act of 1940, each of which is herein incorporated by reference.

ITEM 27. PRINCIPAL UNDERWRITERS

a. Name of Investment Company             Capacity In which acting
-----------------------------             ------------------------
John Hancock Life Insurance                 Principal Underwriter
Company (U.S.A.)
Separate Account A

John Hancock Life Insurance                 Principal Underwriter
Company (U.S.A.)
Separate Account H

John Hancock Life Insurance                 Principal Underwriter
Company (U.S.A.)
Separate Account I

John Hancock Life Insurance                 Principal Underwriter
Company (U.S.A.)
Separate Account L

John Hancock Life Insurance                 Principal Underwriter
Company (U.S.A.)
Separate Account M

John Hancock Life Insurance                 Principal Underwriter
Company (U.S.A.)
Separate Account N

John Hancock Life Insurance                 Principal Underwriter
Company of New York
Separate Account A

John Hancock Life Insurance                 Principal Underwriter
Company of New York
Separate Account B

b. John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC) and the following officers of John Hancock Life Insurance Company (U.S.A.) have power to act on behalf of JHD LLC: John DesPrez III**** (Chairman and President), Marc Costantini* (Executive Vice President and Chief Financial Officer) and James D. Gallagher* (Executive Vice President, Secretary and General Counsel). The board of managers of JHD LLC (consisting of John DesPrez III*, James D. Gallagher, Robert Cook*, Christopher
M. Walker and John Vrysen***) may also act on behalf of JHD LLC. Mr. DesPrez is also a Trustee of the Trust.

*    Principal business office is 601 Congress Street, Boston, MA 02210

**   Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

***  Principal business office is 680 Washington Blvd, Stamford, CT 06901

**** 200 Clarendon Street, Boston, MA 02116

c. None.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

      All accounts, books and other documents required to be maintained under
Section 31(a) of the Investment Company Act of 1940 are kept by John Hancock Investment Management Services, LLC (formerly, Manufacturers Securities Services, LLC.), the Registrant's investment adviser, at its offices at 601 Congress Street, Boston, Massachusetts 02108, by Fidelity Management & Research Company, the investment subadviser to the Strategic Opportunities, Large Cap Growth and Overseas Trusts, at its offices at 82 Devonshire Street, Boston, MA 02109,

by Wellington Management Company, LLP, the investment subadviser to the Natural Resources Trust, Mid Cap Stock, Growth & Income, Small Cap Value, Small Cap Emerging Growth, and Investment Quality Bond Trusts, at its offices at 75 State Street, Boston, Massachusetts 02109, by Salomon Brothers Asset Management Inc, the investment subadviser to the Special Value Trust, High Yield Trust, U.S. Government Securities and Strategic Bond Trusts, at its offices at 7 World Trade Center, New York, New York 10048, by T. Rowe Price Associates, Inc., the investment subadviser to the Small Company Value Trust, Health Sciences Trust, Blue Chip Growth, Science & Technology, Mid Value and Equity-Income Trusts, at its offices at 100 East Pratt Street, Baltimore, MD 21202, by Rowe Price-Fleming International, Inc., the investment subadviser to the International Stock Trust, at its offices at 100 East Pratt Street, Baltimore, MD 21202,

by Morgan Stanley Asset Management Inc., the investment subadviser of the Value Trust, at its offices at 1221 Avenue of the Americas, New York, New York 10020,

by MFC Global Investment Management (U.S.A.) Limited, the investment subadviser to the Quantitative Mid Cap, Quantitative All Cap, Quantitative Value, Emerging Growth, Focused Allocation, Pacific Rim Emerging Markets, Real Estate Securities, Equity Index, International Index, Small Cap Index, Mid Cap Index, Total Stock Market Index, 500 Index, 500 Index B, Quantitative Equity, Lifestyle, Money Market B and Money Market Trusts, at its offices at 200 Bloor Street East, Toronto, Ontario, Canada M4W lE5,

by A I M Capital Management, Inc., the investment subadviser to the Mid Cap Core, All Cap Growth and Aggressive Growth Trusts, at its offices at 11 Greenway Plaza, Houston, Texas, 77046,

by Capital Guardian Trust Company, the investment subadviser to the Small Company Blend, U.S. Large Cap Value, Income & Value, Overseas Equity, Managed and Diversified Bond Trusts, at its offices at 333 South Hope Street, Los Angeles, California 90071,

by Pacific Investment Management Company, the investment subadviser to the Real Return Bond, Global Bond and Total Return Trusts, at its offices at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660,

by Templeton Investment Counsel, Inc., the investment subadviser to the International Value Trust, at its offices at 777 Mariners Island Blvd., San Mateo, CA 94404.

by Franklin Advisers, Inc. the investment adviser to the Emerging Small Company Trust, at its offices at 777 Mariners Island Blvd., San Mateo, CA 94404.

by Munder Capital Management, the investment adviser to the Small Cap Opportunities Trust, at its offices at 480 Pierce Street, Birmingham, Michigan 48009.

By Jennison Associates LLC, the investment adviser to the Capital Appreciation Trust, at its offices at 466 Lexington Avenue, New York, NY 10017.

By Davis Selected Advisers, LP, the investment adviser to the Financial Services and Fundamental Value Trusts, at its offices at 2949 East Elvira Road, Suite 101, Tuscon, Arizona 85706.

By Massachusetts Financial Services Company, the investment adviser to the Strategic Growth, Strategic Value and Utilities Trusts, at its offices at 500 Boylston Street, Boston, MA 02116.

By Lord Abbett & Co., the investment adviser to the Mid Cap Value and All Cap Value Trusts, at its offices at 90 Hudson Street, Jersey City, New Jersey 07302-3973.

By Mercury Advisors, the investment adviser to the Large Cap Value Trust, at its offices at Merrill Lynch Investment Managers at 800 Scudder Mill Road, Plainsboro, NJ 08536.

By American Century Investment Management, Inc., the investment adviser to the Small Company Trust, at its offices at 4500 Main Street, Kansas City, Missouri 64111.

By Pzena Investment Mangement, LLC, the investment adviser to the Classic Value Trust, at its offices at 120 West 45th Street, New York, NY 10036.

By Sustainable Growth Advisers, L.P., the investment adviser to the U.S. Global Leader Growth Trust, at its offices at 1285 Avenue of the Americas, 35th Floor, New York, NY 10019.

By Legg Mason Funds Management, Inc., the investment adviser to the Core Equity Trust, at its offices at 100 Light Street, Baltimore, Maryland 21202.

By John Hancock Adviser, LLC, the investment adviser to the Strategic Income Trust, at its offices at 101 Huntington Avenue, Boston, MA 02199-7603

By Declaration Management & Research LLC, the investment adviser to the Bond Index Trust A and Bond Index Trust B, Active Bond Trust, Short-Term Bond Trust at its offices at 1650 Tysons Blvd., McLean, VA 22102.

By Independence Investment LLC, the investment adviser to the Growth & Income Trust II and Managed Trust, at its offices at 53 State Street, Boston, Massachusetts 02109.

By SSgA Funds Management, Inc., the investment adviser to the International Equity Index Trust A and International Equity Index Trust B, at its offices at One Lincoln Street, Boston, Massachusetts 02111.

By Marsico Capital Management, LLC , the investment adviser for the International Opportunities Trust, at its offices at 1200 17th Street, Denver, Colorado 80202.

By Wells Fargo Fund Management, LLC, the investment adviser to the Core Bond Trust and the U.S. High Yield Bond Trust, at its offices at 525 Market St., San Francisco, California.

By United States Trust Company, the investment adviser to the Value and Restructuring Trust, at its offices at 114 W. Street, New York, New York 10036.

By Grantham, Mayo, Van Otterloo & Co. LLC, the investment adviser to the U.S. Multi Sector Trust, at its offices at 40 Rowes Wharf, Boston, Ma 02110.

By the Registrant at its principal business offices located at 601 Congress Street, Boston, Massachusetts 02210 or

By State Street Bank and Trust Company, the custodian for the Trust, at its offices at 225 Franklin Street, Boston, Massachusetts 02110.

ITEM 29. MANAGEMENT SERVICES

      Not applicable.

ITEM 30. UNDERTAKINGS

      Previously given.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant, John Hancock Trust has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on this 14th day of July, 2005.

                                           JOHN HANCOCK TRUST
                                           ------------------------------------
                                                    (Registrant)

                                            By: /s/ James A. Shepherdson
                                                -------------------------------
                                                James A. Shepherdson, President

Attest:

/s/ Betsy Anne Seel
------------------------------------
Betsy Anne Seel, Assistant Secretary

      Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities indicated on this 14th day of July, 2005.

*_____________________                                  Trustee
Don B. Allen

*_____________________                                  Trustee
Charles L. Bardelis

**____________________                                  Trustee
Peter S. Burgess

*_____________________                                  Trustee
Elizabeth Cook

*_____________________                                  Trustee
John D. DesPrez, III

*_____________________                                  Trustee
Hassell H. McClellan

*_____________________                                  Trustee
James M. Oates

*_____________________                          Trustee and Chairman
John D. Richardson

*_____________________                                  Trustee
F. David Rolwing

/s/ James A. Shepherdson                               President
---------------------------                   (Chief Executive Officer)
James A. Shepherdson

/s/ Gordon Shone                      Chief Financial Officer and Vice President
---------------------------
Gordon Shone

*By /s/ James D. Gallagher
    ----------------------------
    James D. Gallagher
    Attorney-in-Fact Pursuant to
    Powers of Attorney

**By /s/ Betsy Anne Seel
     ---------------------------
     Betsy Anne Seel
     Attorney-in-fact Pursuant to
     Power of Attorney

                                    EXHIBITS

(a)(33)     Form of Establishment and Designation of Additional Series of Shares

(d)(1)(F)   Form of Amendment to Advisory Agreement

(d)(32) Form of Subadvisory Agreement between the Adviser and United States Trust Company

(d)(33) Form of Subadvisory Agreement between the Adviser and Grantham, Mayo, Van Otterloo & Co. LLC

(i)(19) Opinion and Consent of Betsy Anne Seel, Esq. regarding the new portfolios

(p)(15) Codes of Ethics of the following entities: (a) Grantham, Mayo, Van Otterloo & Co. LLC and (b) United States Trust Company

(q)(7)      Power of Attorney - Peter S. Burgess, Trustee

--------------